UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09491

Allianz Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-624-0197

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

AZL BlackRock Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (97.2%):
Aerospace & Defense (5.0%):
76,282	Precision Castparts Corp.	$19,281,038
119,537	United Technologies Corp.	13,966,703

		33,247,741

Airlines (0.8%):
148,222	American Airlines Group, Inc. *	5,424,925

Auto Components (1.5%):
149,365	Delphi Automotive plc	10,135,909

Biotechnology (6.4%):
273,545	Gilead Sciences, Inc. *	19,383,398
34,603	Regeneron Pharmaceuticals, Inc. *	10,390,589
138,318	United Therapeutics Corp. *	13,006,042

		42,780,029

Chemicals (2.7%):
90,211	Eastman Chemical Co.	7,777,090
88,595	Monsanto Co.	10,079,453

		17,856,543

Consumer Finance (0.9%):
108,456	Discover Financial Services	6,311,055

Diversified Financial Services (2.5%):
41,302	IntercontinentalExchange Group, Inc.	8,170,775
109,304	Moody’s Corp.	8,669,993

		16,840,768

Diversified Telecommunication Services (1.0%):
248,778	Vivendi	6,939,397

Electrical Equipment (5.1%):
224,465	Eaton Corp. plc	16,861,811
136,358	Emerson Electric Co.	9,108,715
39,373	Roper Industries, Inc.	5,256,689
52,715	Solarcity Corp. *^	3,301,013

		34,528,228

Energy Equipment & Services (1.6%):
208,446	FMC Technologies, Inc. *	10,899,641

Food Products (1.0%):
198,984	Mondelez International, Inc., Class A	6,874,897

Health Care Equipment & Supplies (1.0%):
15,940	Intuitive Surgical, Inc. *	6,981,561

Hotels, Restaurants & Leisure (4.6%):
214,395	Starbucks Corp.	15,732,305
68,738	Wynn Resorts, Ltd.	15,270,147

		31,002,452

Internet & Catalog Retail (7.6%):
62,998	Amazon.com, Inc. *	21,200,087
73,875	Expedia, Inc.	5,355,938
15,897	Priceline.com, Inc. *	18,947,475
51,686	TripAdvisor, Inc. *	4,682,235

		50,185,735

Internet Software & Services (14.2%):
128,790	AOL, Inc. *	5,637,138
88,940	eBay, Inc. *	4,913,046
131,929	Facebook, Inc., Class A *	7,947,403
29,332	Google, Inc., Class A *	32,690,806
61,995	LinkedIn Corp., Class A *	11,465,355
86,042	Twitter, Inc. *^	4,015,580
498,569	Yahoo!, Inc. *	17,898,627
123,561	Yelp, Inc. *	9,505,548

		94,073,503

Shares		Fair Value
Common Stocks, continued
IT Services (7.2%):
41,622	Alliance Data Systems Corp. *	$11,339,914
124,071	MasterCard, Inc., Class A	9,268,104
128,680	Visa, Inc., Class A	27,776,864

		48,384,882

Media (12.0%):
440,344	Comcast Corp., Class A	22,026,006
389,960	Liberty Global plc, Class A *	16,222,336
218,463	Time Warner, Inc.	14,272,188
377,449	Twenty-First Century Fox, Inc.	12,067,045
181,356	Walt Disney Co. (The)	14,521,175

		79,108,750

Oil, Gas & Consumable Fuels (2.7%):
50,533	Concho Resources, Inc. *	6,190,293
249,795	Laredo Petroleum Holdings, Inc. *	6,459,699
841,419	Palantir Technologies, Inc. *(a)(b)	5,157,898

		17,807,890

Personal Products (1.2%):
115,828	Estee Lauder Co., Inc. (The), Class A	7,746,577

Pharmaceuticals (5.9%):
317,914	Abbvie, Inc.	16,340,779
57,706	Allergan, Inc.	7,161,315
123,136	Valeant Pharmaceuticals International, Inc. *	16,233,019

		39,735,113

Professional Services (0.7%):
81,908	Verisk Analytics, Inc., Class A *	4,911,204

Road & Rail (3.0%):
106,465	Union Pacific Corp.	19,979,222

Software (3.4%):
232,571	Autodesk, Inc. *	11,437,842
105,006	VMware, Inc., Class A *	11,342,748

		22,780,590

Specialty Retail (0.5%):
36,737	Lumber Liquidators Holdings, Inc. *	3,445,931

Textiles, Apparel & Luxury Goods (2.1%):
187,432	Nike, Inc., Class B	13,843,728

Wireless Telecommunication Services (2.6%):
448,378	SoftBank Corp., ADR *	16,998,010

Total Common Stocks (Cost $519,124,028)		648,824,281

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (1.1%):
$ 7,415,030	Allianz Variable Insurance Products Securities Lending Collateral Trust (c)	7,415,030

Total Securities Held as Collateral for Securities on Loan (Cost $7,415,030)		7,415,030

Continued

AZL BlackRock Capital Appreciation Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (3.3%):
21,831,053	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	$21,831,053

Total Unaffiliated Investment Company (Cost $21,831,053)		21,831,053

Total Investment Securities (Cost $548,370,111)(e) - 101.6%		678,070,364
Net other assets (liabilities) - (1.6)%		(10,554,604)

Net Assets - 100.0%		$667,515,760

Percentages indicated are based on net assets as of March 31, 2014.

ADR	- American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014, was $7,236,274.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2014, these securities represent 0.77% of the net assets of the fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2014. The total of all such securities represent 0.77% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2014.
(d)	The rate represents the effective yield at March 31, 2014.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (64.3%):
Aerospace & Defense (1.9%):
45,175	European Aeronautic Defence & Space Co. NV	$3,239,351
1,305	General Dynamics Corp.	142,141
1,222	L-3 Communications Holdings, Inc.	144,379
1,373	Northrop Grumman Corp.	169,401
6,892	Precision Castparts Corp.	1,742,022
1,710	Raytheon Co.	168,931
76,265	Safran SA	5,288,618
28,704	United Technologies Corp.	3,353,775

		14,248,618

Air Freight & Logistics (0.5%):
6,574	FedEx Corp.	871,449
24,441	United Parcel Service, Inc., Class B	2,380,065

		3,251,514

Airlines (0.5%):
17,100	Japan Airlines Co., Ltd.	840,752
65,186	United Continental Holdings, Inc. *	2,909,251

		3,750,003

Auto Components (1.2%):
19,900	Aisin Sieki Co., Ltd.	716,868
10,945	BorgWarner, Inc.	672,789
40,800	Bridgestone Corp.	1,445,105
129,683	Cheng Shin Rubber Industry Co., Ltd.	370,215
6,973	Delphi Automotive plc	473,188
26,100	DENSO Corp.	1,249,747
11,600	Futaba Industrial Co., Ltd. *	50,531
16,625	Goodyear Tire & Rubber Co.	434,411
1,444	Hyundai Wia Corp.	231,941
19,304	Johnson Controls, Inc.	913,465
1,897	Lear Corp.	158,817
31,100	Toyota Industries Corp.	1,491,565
6,166	TRW Automotive Holdings Corp. *	503,269

		8,711,911

Automobiles (1.7%):
6,516	Bayerische Motoren Werke AG (BMW)	822,444
5,400	Daihatsu Motor Co., Ltd.	95,270
98,000	Dongfeng Motor Corp., H Shares	138,838
110,893	Ford Motor Co.	1,729,931
121,500	Fuji Heavy Industries, Ltd.	3,280,604
37,709	General Motors Co.	1,297,944
45,400	Honda Motor Co., Ltd.	1,596,538
3,715	Hyundai Motor Co.	878,552
6,521	Maruti Suzuki India, Ltd.	215,122
75,300	Suzuki Motor Corp.	1,961,890
18,300	Toyota Motor Corp.	1,030,051
152,770	Yulon Motor Co., Ltd.	251,950

		13,299,134

Banks (3.7%):
75,953	Banco Bilbao Vizcaya Argentaria SA	913,754
11,794	Banco Santander Brasil SA, ADR ^	65,693
17,900	Banco Santander Chile SA, ADR	419,576
9,267	Bank of Nova Scotia ^	536,837
22,612	BB&T Corp.	908,324
35,608	BNP Paribas SA	2,752,436

Shares		Fair Value
Common Stocks, continued
Banks, continued
75,000	Chuo Mitsui Trust Holdings, Inc.	$338,249
13,163	Hana Financial Holdings	480,543
231,399	HSBC Holdings plc	2,342,581
340,418	Intesa Sanpaolo SpA	1,155,891
4,546	KB Financial Group, Inc.	159,529
942,251	Lloyds Banking Group plc *	1,182,476
107,100	Mitsubishi UFJ Financial Group, Inc.	587,601
22,394	National Australia Bank, Ltd.	737,893
216,757	Sberbank of Russia	517,609
21,762	Societe Generale	1,343,252
39,500	Sumitomo Mitsui Financial Group, Inc.	1,683,990
21,251	Svenska Handelsbanken AB, A Shares ^	1,068,404
25,981	U.S. Bancorp	1,113,546
129,251	UniCredit SpA	1,183,062
99,348	Wells Fargo & Co.	4,941,569

		24,432,815

Beverages (1.1%):
6,648	Anheuser-Busch InBev NV	698,693
90,690	Coca-Cola Co. (The)	3,506,075
1,700	Constellation Brands, Inc., Class A *	144,449
7,708	Diageo plc, ADR ^	960,340
6,015	Diageo plc	186,657
3,161	Fomento Economico Mexicano SAB de C.V., ADR	294,732
1,063,120	Uber Technologies, Inc. *(a)(b)	1,063,120
3,529	Remy Cointreau SA	283,453
10,451	SABMiller plc	521,928
17,100	Suntory Beverage & Food, Ltd.	588,629

		8,248,076

Biotechnology (0.9%):
3,216	Alexion Pharmaceuticals, Inc. *	489,250
7,841	Amgen, Inc.	967,109
5,590	Biogen Idec, Inc. *	1,709,813
6,200	Celgene Corp. *	865,520
6,982	Cubist Pharmaceuticals, Inc. *	510,733
17,117	Gilead Sciences, Inc. *	1,212,911
57,130	Mesoblast, Ltd. *^	289,837
6,503	Vertex Pharmaceuticals, Inc. *	459,892

		6,505,065

Building Products (0.3%):
25,473	Compagnie de Saint-Gobain SA	1,542,052
10,800	Daikin Industries, Ltd.	604,044
955,223	Yuanda China Holdings, Ltd.	83,782

		2,229,878

Capital Markets (0.6%):
1,124	Ameriprise Financial, Inc.	123,719
30,240	Deutsche Bank AG, Registered Shares	1,352,515
8,224	Goldman Sachs Group, Inc. (The)	1,347,502
76,204	UBS AG, Registered Shares	1,573,751

		4,397,487

Chemicals (2.1%):
9,851	Agrium, Inc. ^	960,670
14,131	Akzo Nobel NV	1,157,696
11,439	Arkema, Inc.	1,297,386

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
72,000	Asahi Kasei Corp.	$488,901
482	CF Industries Holdings, Inc.	125,628
3,232	Cheil Industries, Inc.	218,233
1,595	Eastman Chemical Co.	137,505
16,292	FMC Corp.	1,247,315
33,100	Hitachi Chemical Co., Ltd.	449,929
40,200	JSR Corp.	744,010
12,911	Koninklijke DSM NV	886,656
63,000	Kuraray Co., Ltd. ^	719,509
4,447	Linde AG	890,047
17,000	Nitto Denko Corp.	818,817
941	PPG Industries, Inc.	182,046
23,700	Shin-Etsu Chemical Co., Ltd.	1,352,828
1,349	Sigma Aldrich Corp.	125,970
6,987	Syngenta AG, Registered Shares	2,650,949
159,000	Ube Industries, Ltd.	292,075

		14,746,170

Communications Equipment (0.6%):
105,223	Cisco Systems, Inc.	2,358,046
2,437	El Towers SpA	143,983
1,722	Harris Corp.	125,982
1,806	Motorola Solutions, Inc.	116,108
22,623	QUALCOMM, Inc.	1,784,050

		4,528,169

Construction & Engineering (0.3%):
35,000	JGC Corp.	1,216,104
71,000	Okumura Corp.	315,748
90,000	Toda Corp.	297,065

		1,828,917

Construction Materials (0.1%):
4,654	HeidelbergCement AG	398,762

Consumer Finance (0.7%):
20,834	American Express Co.	1,875,685
15,341	Capital One Financial Corp.	1,183,712
22,955	Discover Financial Services	1,335,751
10,821	Santander Consumer USA Holdings, Inc. *	260,570

		4,655,718

Containers & Packaging (0.2%):
7,618	Avery Dennison Corp.	386,004
15,034	Crown Holdings, Inc. *	672,622
18,443	Sealed Air Corp.	606,221

		1,664,847

Diversified Consumer Services (0.1%):
9,100	Benesse Holdings, Inc.	347,320

Diversified Financial Services (2.1%):
177,597	Bank of America Corp.	3,054,668
11,207	Berkshire Hathaway, Inc., Class B *	1,400,539
63,482	Citigroup, Inc.	3,021,743
8,771	Deutsche Boerse AG	697,909
500,000	General Electric Capital Corp., Series B	535,000
76,812	ING Groep NV *	1,091,583
69,256	JPMorgan Chase & Co.	4,204,532

		14,005,974

Diversified Telecommunication Services (1.5%):
166,874	BT Group plc	1,061,893
73,694	Deutsche Telekom AG, Registered Shares	1,191,851

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
138,714	Koninklijke (Royal) KPN NV *	$490,803
9,000	Nippon Telegraph & Telephone Corp.	489,264
135,788	Oi SA, ADR ^	180,598
306,000	Singapore Telecommunications, Ltd.	889,969
615	Swisscom AG, Registered Shares	377,761
42,006	TDC A/S	388,294
32,883	Telecom Italia SpA	30,797
303,177	Telecom Italia SpA	357,890
209,800	Telekom Malaysia Berhad	378,493
7,628	Verizon Communications, Inc. *	363,703
56,296	Verizon Communications, Inc.	2,678,001

		8,879,317

Electric Utilities (0.4%):
17,085	American Electric Power Co., Inc.	865,526
18,000	Chubu Electric Power Co., Inc. *	211,512
28,947	Enel SpA	164,005
15,819	NextEra Energy, Inc.	1,512,613
15,453	PPL Corp.	512,112

		3,265,768

Electrical Equipment (1.0%):
19,756	Eaton Corp. plc	1,484,072
61,000	Mitsubishi Electric Corp.	685,016
15,936	Rockwell Automation, Inc.	1,984,829
84	Schneider Electric SA	7,444
20,751	Schneider Electric SA	1,844,702
38,900	Sumitomo Electric Industries, Ltd.	578,012

		6,584,075

Electronic Equipment, Instruments & Components (0.6%):
2,824	Avnet, Inc.	131,401
186,000	Hitachi, Ltd.	1,370,367
37,800	HOYA Corp.	1,181,993
400	Keyence Corp.	164,582
593	Knowles Corp. *	18,721
9,400	Kyocera Corp.	423,229
9,200	Murata Manufacturing Co., Ltd.	865,923
3,500	Omron Corp.	144,074
4,265	Rexel SA	111,951
2,536	TE Connectivity, Ltd.	152,693

		4,564,934

Energy Equipment & Services (1.2%):
18,984	Dresser-Rand Group, Inc. *	1,108,855
1,564	Helmerich & Payne, Inc.	168,224
14,834	National-Oilwell Varco, Inc.	1,155,124
95,700	Dropbox, Inc. *(a)(b)	1,827,985
19,211	Schlumberger, Ltd.	1,873,073
17,380	Technip-Coflexip SA	1,794,277

		7,927,538

Food & Staples Retailing (0.4%):
4,766	Casino Guichard-Perrachon SA	568,044
6,768	CVS Caremark Corp.	506,652
14,513	Fresh Market, Inc. (The) *	487,637
2,901	Kroger Co. (The)	126,629

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
74,755	Tesco plc	$368,369

		2,057,331

Food Products (1.5%):
27,000	Ajinomoto Co., Inc.	386,832
2,954	Archer-Daniels-Midland Co.	128,174
53,401	Cosan, Ltd., A Shares	608,771
5,535	Danone SA	391,467
8,434	Mead Johnson Nutrition Co.	701,203
53,370	Nestle SA, Registered Shares	4,022,506
25,531	SLC Agricola SA	195,942
63,923	Unilever NV	2,628,069
4,300	Unilever NV, NYS	176,816
15,837	Unilever plc	676,291
4,753	Unilever plc, ADR	203,333

		10,119,404

Gas Utilities (0.2%):
234,000	Tokyo Gas Co., Ltd.	1,186,632

Health Care Equipment & Supplies (0.5%):
14,470	Baxter International, Inc.	1,064,703
946	Becton, Dickinson & Co.	110,758
14,802	Getinge AB, B Shares	417,336
15,708	Medtronic, Inc.	966,670
12,396	Mindray Medical International, Ltd., ADR ^	401,135
1,392	Stryker Corp.	113,406

		3,074,008

Health Care Providers & Services (3.4%):
21,062	Aetna, Inc.	1,579,018
32,722	Al Noor Hospitals Group plc	588,438
1,701	AmerisourceBergen Corp.	111,569
153,400	Bangkok Dusit Medical Services Public Co., Ltd., Class F	628,786
80,600	Bumrungrad Hospital Public Co., Ltd.	239,689
13,518	Cardinal Health, Inc.	945,990
13,706	Catamaran Corp. *	613,481
19,723	Envision Healthcare Holdings, Inc. *	667,229
26,896	Express Scripts Holding Co. *	2,019,620
6,731	Fresenius SE & Co. KGaA	1,053,157
29,750	HCA Holdings, Inc. *	1,561,875
13,167	HealthSouth Corp.	473,090
14,241	Humana, Inc.	1,605,246
673,400	IHH Healthcare Berhad *	793,987
96,962	Life Healthcare Group Holdings Pte, Ltd.	354,109
13,670	McKesson, Inc.	2,413,711
55,466	NMC Health plc	466,326
1,970	Omnicare, Inc.	117,550
282,799	PT Siloam International
	Hospital Tbk *	256,484
94,000	Raffles Medical Group, Ltd.	240,152
8,300	Ship Healthcare Holdings, Inc.	319,842
135,197	Sinopharm Group Co., H Shares	372,994
11,660	Tenet Healthcare Corp. *	499,165
32,821	UnitedHealth Group, Inc.	2,690,993
17,771	Universal Health Services, Inc., Class B	1,458,466
6,281	WellCare Health Plans, Inc. *	398,969
1,302	WellPoint, Inc.	129,614

		22,599,550

Shares		Fair Value
Common Stocks, continued
Health Care Technology (0.0%):
7,494	Castlight Health, Inc., Class B *	$159,023

Hotels, Restaurants & Leisure (0.4%):
36,564	Hilton Worldwide Holdings, Inc. *	813,183
17,237	McDonald’s Corp.	1,689,744
1,741	Wyndham Worldwide Corp.	127,493

		2,630,420

Household Durables (0.4%):
84,192	Barratt Developments plc	579,543
50,428	Cyrela Brazil Realty SA Empreendimentos e Participacoes	305,658
4,010	Electrolux AB, Series B ^	87,545
86,354	MRV Engenharia e Participacoes SA	305,294
5,100	Rinnai Corp.	447,362
259,711	Taylor Wimpey plc	510,182

		2,235,584

Household Products (1.1%):
5,018	Church & Dwight Co., Inc.	346,593
13,723	Colgate-Palmolive Co.	890,211
645	Energizer Holdings, Inc.	64,977
2,434	Kimberly-Clark Corp.	268,349
75,109	Procter & Gamble Co. (The)	6,053,785

		7,623,915

Independent Power and Renewable Electricity Producers (0.2%):
68,193	AES Corp. (The)	973,796
35,513	Calpine Corp. *	742,577

		1,716,373

Industrial Conglomerates (2.0%):
9,617	3M Co.	1,304,642
156,719	Beijing Enterprises Holdings, Ltd.	1,404,274
8,288	Danaher Corp.	621,600
188,005	General Electric Co.	4,867,450
41,000	Keppel Corp., Ltd.	354,842
38,134	Siemens AG, Registered Shares	5,131,457

		13,684,265

Insurance (2.4%):
18,368	ACE, Ltd.	1,819,534
7,444	AFLAC, Inc.	469,270
11,081	Allstate Corp. (The)	626,963
20,612	American International Group, Inc.	1,030,806
36,706	Aviva plc	292,304
50,215	AXA SA	1,307,294
2,308	Axis Capital Holdings, Ltd.	105,822
1,093	Chubb Corp. (The)	97,605
2,913	CNA Financial Corp.	124,443
3,805	Lincoln National Corp.	192,799
13,667	Marsh & McLennan Cos., Inc.	673,783
25,822	MetLife, Inc.	1,363,403
15,200	MS&AD Insurance Group Holdings, Inc.	347,622
13,000	NKSJ Holdings, Inc.	333,541
12,113	Prudential Financial, Inc.	1,025,365
36,112	Prudential plc	764,884
1,589	Reinsurance Group of America, Inc.	126,532
34,400	Sony Financial Holdings, Inc.	562,656

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
280	Swiss Life Holding AG, Registered Shares	$68,837
76,200	Tokio Marine Holdings, Inc.	2,284,833
1,513	Torchmark Corp.	119,073
11,730	Travelers Cos., Inc. (The)	998,223
3,493	UnumProvident Corp.	123,338
38,965	XL Group plc, Class B	1,217,656

		16,076,586

Internet Software & Services (1.9%):
24,267	eBay, Inc. *	1,340,509
5,383	Google, Inc., Class A *	5,999,407
39,416	Twitter, Inc. *(a)(b)	1,747,567
25,825	SINA Corp. *	1,560,088
53,280	Twitter, Inc. *^	2,486,578

		13,134,149

IT Services (1.8%):
1,327	Accenture plc, Class A	105,788
814	Alliance Data Systems Corp. *	221,774
2,748	Amdocs, Ltd.	127,672
19,384	Atos Origin SA	1,753,876
24,811	Cielo SA	786,821
2,631	Computer Sciences Corp.	160,017
2,752	Fidelity National Information Services, Inc.	147,094
51,781	MasterCard, Inc., Class A	3,868,041
24,584	Visa, Inc., Class A	5,306,703

		12,477,786

Leisure Products (0.1%):
16,446	Mattel, Inc.	659,649

Life Sciences Tools & Services (0.7%):
22,590	Agilent Technologies, Inc.	1,263,233
1,940	Mettler-Toledo International, Inc. *	457,219
12,804	PerkinElmer, Inc.	576,948
13,995	Thermo Fisher Scientific, Inc.	1,682,760
7,006	Waters Corp. *	759,520

		4,739,680

Machinery (1.3%):
3,916	Andritz AG	242,182
181,876	CNH Industrial NV *	2,095,445
4,016	CNH Industrial NV *	46,179
12,915	Colfax Corp. *	921,227
69,787	Cummins India, Ltd.	697,202
5,550	Cummins, Inc.	826,895
1,187	Dover Corp.	97,037
2,300	Fanuc, Ltd.	405,026
135,090	Haitian International Holdings, Ltd.	271,098
15,600	Hino Motors, Ltd.	230,971
79,000	IHI Corp.	331,704
36,000	Kubota Corp.	481,002
4,662	Metso Corp. OYJ ^	152,355
63,000	Mitsubishi Heavy Industries, Ltd.	366,761
10,548	PACCAR, Inc.	711,357
976	Parker Hannifin Corp.	116,837
10,222	Samsung Heavy Industries Co., Ltd.	308,138
800	SMC Corp.	210,532
13,215	Stanley Black & Decker, Inc.	1,073,587
686	Valmont Industries, Inc.	102,104

		9,687,639

Shares		Fair Value
Common Stocks, continued
Media (1.4%):
3,045	CBS Corp., Class B	$188,181
13,855	Charter Communications, Inc., Class A *	1,706,936
74,193	Comcast Corp., Class A	3,711,134
2,776	DISH Network Corp., Class A *	172,695
58,309	Grupo Televisa SAB	389,042
13,961	Liberty Media Corp. *	1,825,122
19,830	Manchester United plc, Class A *^	341,869
3,431	RTL Group	390,864
974	Time Warner Cable, Inc.	133,613
1,368	Viacom, Inc., Class B	116,266
52,017	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA	408,861

		9,384,583

Metals & Mining (3.8%):
158,928	Antofagasta plc	2,217,011
80,436	BHP Billiton plc	2,482,481
3,596	BHP Billiton, Ltd.	121,720
42,472	Boliden AB	645,636
100,455	Eldorado Gold Corp.	558,942
140,272	First Quantum Minerals, Ltd.	2,592,740
248,103	Fortescue Metals Group, Ltd.	1,215,077
139,510	Freeport-McMoRan Copper & Gold, Inc.	4,613,596
76,637	Goldcorp, Inc.	1,876,074
357,000	Jiangxi Copper Co., Ltd.	600,512
303,956	Platinum Group Metals, Ltd. *	305,248
35,439	Polyus Gold International, Ltd.	120,967
89,945	Rio Tinto plc	5,015,412
24,655	Silver Wheaton Corp.	559,669
61,604	Southern Copper Corp.	1,793,292
78,415	Teck Resources, Ltd., Class B	1,700,037

		26,418,414

Multiline Retail (0.1%):
1,910	Macy’s, Inc.	113,244
4,900	Ryohin Keikaku Co., Ltd.	471,409

		584,653

Multi-Utilities (0.7%):
21,435	CenterPoint Energy, Inc.	507,795
20,022	Dominion Resources, Inc.	1,421,362
1,890	DTE Energy Co.	140,408
15,023	GDF Suez	411,617
80,638	National Grid plc	1,107,323
1,763	RWE AG	71,525
9,027	Sempra Energy	873,453

		4,533,483

Oil, Gas & Consumable Fuels (4.3%):
4,688	Anadarko Petroleum Corp.	397,355
81,510	Athabasca Oil Corp. *	587,008
99,765	BG Group plc	1,860,358
46,625	Cameco Corp. ^	1,067,713
28,717	Canadian Natural Resources, Ltd.	1,101,870
8,182	Chevron Corp.	972,922
625,000	CNOOC, Ltd.	944,797
33,265	Cobalt International Energy, Inc. *	609,415
5,061	ConocoPhillips	356,041
10,271	Diamondback Energy, Inc. *	691,341
5,066	Eni SpA	127,207
1,905	EOG Resources, Inc.	373,704
48,489	EP Energy Corp., Class A *^	948,930

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
346	EQT Corp.	$33,552
109,100	INPEX Corp.	1,413,160
36,325	KazMunaiGas Exploration Production JSC, Registered Shares, GDR	508,434
334,000	Kunlun Energy Co., Ltd.	559,245
71,001	Lundin Petroleum AB *	1,459,840
104,361	Marathon Oil Corp.	3,706,902
18,663	Marathon Petroleum Corp.	1,624,428
893	Murphy Oil Corp.	56,134
5,054	Noble Energy, Inc.	359,036
143,259	Ophir Energy plc *	572,975
60,014	Petroleo Brasileiro SA, ADR	789,183
26,474	Phillips 66	2,040,085
116,157	Palantir Technologies, Inc. *(a)(b)	712,042
9,797	Royal Dutch Shell plc, A Shares *(c)	—
3,398	Royal Dutch Shell plc, A Shares	124,137
33,103	Royal Dutch Shell plc, ADR	2,418,505
11,956	RSP Permian, Inc. *	345,409
54,458	Statoil ASA	1,538,960
1,282	Suncor Energy, Inc.	44,819
14,004	Total SA	919,685
28,016	Total SA, ADR	1,837,850
3,215	Valero Energy Corp.	170,717

		31,273,759

Paper & Forest Products (0.0%):
2,828	International Paper Co.	129,749

Personal Products (0.1%):
74,243	Hypermarcas SA	538,045

Pharmaceuticals (3.6%):
54,807	Abbvie, Inc.	2,817,080
10,564	Allergan, Inc.	1,310,992
37,800	Astellas Pharma, Inc.	447,862
18,014	AstraZeneca plc	1,166,999
25,824	Bristol-Myers Squibb Co.	1,341,557
20,246	Novartis AG, Registered Shares	1,720,088
12,200	Otsuka Holdings Co., Ltd.	364,288
4,276	Perrigo Co. plc	661,326
171,352	Pfizer, Inc.	5,503,826
16,482	Roche Holding AG	4,955,668
30,853	Sanofi-Aventis SA	3,223,801
8,502	Sanofi-Aventis SA, ADR	444,485
27,040	Shire plc	1,330,349
264,000	Sino Biopharmaceutical, Ltd.	225,786

		25,514,107

Professional Services (0.1%):
39,180	Qualicorp SA *	394,132

Real Estate Investment Trusts (REITs) (0.9%):
9,055	American Capital Agency Corp.	194,592
11,654	American Tower Corp.	954,113
28,173	Equity Residential Property Trust	1,633,752
112,301	Fibra Uno Amdinistracion SA	363,371
10,270	Health Care REIT, Inc., Series I	570,627
139,465	Link REIT (The)	686,350
4,950	Simon Property Group, Inc.	811,800

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
197,545	TF Administradora Industrial S de RL de C.V.	$397,984

		5,612,589

Real Estate Management & Development (1.0%):
84,617	BR Malls Participacoes SA	726,994
686,000	CapitaLand, Ltd.	1,579,382
7,300	Daito Trust Construction Co., Ltd.	674,590
59,321	St. Joe Co. (The) *^	1,141,929
140,000	Sun Hung Kai Properties, Ltd.	1,716,688
108,000	Wharf Holdings, Ltd. (The)	691,445

		6,531,028

Road & Rail (1.1%):
103,375	Asciano, Ltd.	498,656
25,042	Canadian National Railway Co.	1,407,861
22,000	East Japan Railway Co.	1,619,977
8,953	J.B. Hunt Transport Services, Inc.	643,900
13,906	Union Pacific Corp.	2,609,600
12,100	West Japan Railway Co.	493,334

		7,273,328

Semiconductors & Semiconductor Equipment (0.8%):
824	KLA-Tencor Corp.	56,971
14,500	ROHM Co., Ltd.	645,941
1,651	Samsung Electronics Co., Ltd.	1,639,240
2,092	Samsung Electronics Co., Ltd.	2,646,846

		4,988,998

Software (1.8%):
2,091	Adobe Systems, Inc. *	137,462
1,620	CA, Inc.	50,171
1,884	Check Point Software Technologies, Ltd. *	127,415
20,370	Citrix Systems, Inc. *	1,169,849
51,415	Electronic Arts, Inc. *	1,491,549
1,598	Intuit, Inc.	124,213
6,195	Microsoft Corp.	253,933
4,900	Nintendo Co., Ltd. ^	583,717
98,536	Oracle Corp.	4,031,108
6,458	Red Hat, Inc. *	342,145
3,909	Symantec Corp.	78,063
44,663	TIBCO Software, Inc. *	907,552
35,038	UbiSoft Entertainment SA *	628,769
49,699	Veeva Systems, Inc., Class A *^	1,326,963
10,433	VMware, Inc., Class A *	1,126,973

		12,379,882

Specialty Retail (0.2%):
8,065	American Eagle Outfitters, Inc.	98,716
13,000	Nitori Co., Ltd.	562,951
236,700	Yamada Denki Co., Ltd. ^	787,964
205,260	Zhongsheng Group Holdings, Ltd.	282,922

		1,732,553

Technology Hardware, Storage & Peripherals (0.4%):
153	Apple, Inc.	82,121
53,426	EMC Corp.	1,464,407
168,000	NEC Corp.	515,255

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
2,214	Western Digital Corp.	$203,289

		2,265,072

Textiles, Apparel & Luxury Goods (0.5%):
37,022	Coach, Inc.	1,838,513
7,698	Lululemon Athletica, Inc. *^	404,838
4,824	LVMH Moet Hennessy Louis Vuitton SA	878,078

		3,121,429

Thrifts & Mortgage Finance (0.1%):
52,612	Fannie Mae *	205,187
7,944	Ocwen Financial Corp. *	311,246

		516,433

Trading Companies & Distributors (0.9%):
26,230	Fastenal Co. ^	1,293,664
72,000	Mitsubishi Corp.	1,335,378
203,300	Mitsui & Co., Ltd.	2,869,515
58,800	Sumitomo Corp.	747,396

		6,245,953

Transportation Infrastructure (0.1%):
615,711	Delta Topco, Ltd. *(a)(b)	370,289
19,729	Novorossiysk Commercial Sea Trade Port JSC, Registered Shares, GDR ^	92,726

		463,015

Water Utilities (0.1%):
13,035	American Water Works Co., Inc.	591,789

Wireless Telecommunication Services (0.7%):
15,739	America Movil SAB de C.V., Series L, ADR	312,891
363,500	Axiata Group Berhad	742,968
10,030	Crown Castle International Corp.	740,013
127,029	Far EasTone Telecommunications Co., Ltd.	269,174
27,300	KDDI Corp.	1,588,899
100,000	Taiwan Mobile Co., Ltd.	313,682
126,580	Vodafone Group plc	465,939
18,012	Vodafone Group plc, ADR	663,021

		5,096,587

	Total Common Stocks (Cost $389,354,754)	441,923,585

Preferred Stocks (1.3%):
Auto Components (0.1%):
12,219	Mobileye N.V., Series F, Preferred Shares *(a)(b)	426,443

Automobiles (0.3%):
8,482	Volkswagen AG, Preferred Shares (d)	2,197,413

Banks (0.5%):
24,382	Citigroup Capital XIII, Preferred Shares	676,357
29,700	GMAC Capital Trust I, Series 2, Preferred Shares	810,810
14,233	HSBC Holdings plc, Series 2, Preferred Shares	383,864
13,440	RBS Capital Funding Trust VII, Series G, Preferred Shares	299,040

Shares		Fair Value
Preferred Stocks, continued
Banks, continued
10,100	Royal Bank of Scotland Group plc, Series M, Preferred Shares, ADR	$229,876
5,100	Royal Bank of Scotland Group plc, Series Q, Preferred Shares, ADR	120,360
13,969	Royal Bank of Scotland Group plc, Series T, Preferred Shares, ADR ^	348,107
13,409	U.S. Bancorp, Series F	380,816
7,409	U.S. Bancorp, Series G, Preferred Shares	203,377
511,000	USB Capital IX, Preferred Shares	426,685

		3,879,292

Communications Equipment (0.1%):
5,771	Corwn Castle International Corp., Series A, Preferred Shares	585,396

Diversified Financial Services (0.1%):
44,451	Fannie Mae, Series S, Preferred Shares	465,846

Food & Staples Retailing (0.1%):
13,058	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Preferred Shares	571,190

Machinery (0.0%):
2,023	Stanley Black & Decker, Inc., Preferred Shares ^	218,363

Real Estate Management & Development (0.1%):
14,600	Forestar Group, Inc., Preferred Shares	360,328

Total Preferred Stocks (Cost $7,748,406)		8,704,271

Warrant (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd. *(d)	132,096

Total Warrant (Cost $–)		132,096

Convertible Preferred Stocks (0.3%):
Aerospace & Defense (0.1%):
4,987	United Technologies Corp., 0.45%	331,985

Airlines (0.0%):
650	Continental Airlines Finance Trust II, 3.00%	32,500

Banks (0.0%):
247	Wells Fargo & Co., Series L, Class A, 0.03%	287,755

Electric Utilities (0.2%):
8,984	NextEra Energy, Inc., 0.36%	565,991
6,900	PPL Corp., 0.64%	377,430

		943,421

Metals & Mining (0.0%):
13,824	Cliffs Natural Resources, Inc., Series A, 1.35%^	286,572

Total Convertible Preferred Stocks (Cost $1,728,509)		1,882,233

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Private Placements (0.5%):
Banks (0.1%):
405,000	CIT Group, Inc. (d)	416,137

Diversified Financial Services (0.0%):
222,000	Hyundai Capital America, Inc. (d)	223,616

Media (0.0%):
200,000	NBCUniversal Enterprise, Inc. (d)	202,000

Oil, Gas & Consumable Fuels (0.1%):
237,600	Odebrecht Drilling VIII/IX (d)	246,510
394,997	Odebrecht Offshore Drilling Finance, Ltd. (d)	409,810

		656,320

Paper & Forest Products (0.1%):
425,000	TFS Corp., Ltd. (a)	435,625

Real Estate Investment Trusts (REITs) (0.1%):
516,000	Trust F/1401 (d)	514,710

Software (0.0%):
165,000	Salesforce.com, Inc.	186,966
562,000	Salesforce.com, Inc. ^	636,815

		823,781

Tobacco (0.1%):
350,000	B.A.T. International Finance plc (d)	356,325

Total Private Placements (Cost $3,501,377)		3,628,514

Right (0.0%):
Banks (0.0%):
75,953	Banco Bilbao Vizcaya Argentaria SA *	17,786

Total Right (Cost $–)		17,786

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds (1.9%):
Automobiles (0.1%):
$800,000	Volkswagen International Finance NV, 0.98%, 11/9/15	1,270,126

Banks (0.1%):
688,000	JPMorgan Chase & Co., Series Q, 5.15%, Callable 5/1/23 @ 100, Perpetual Bond(e)	645,000

Biotechnology (0.5%):
143,000	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18	156,674
135,000	BioMarin Pharmaceutical, Inc., 0.47%, 10/15/20^	149,850
229,000	Cubist Pharmaceuticals, Inc., 2.50%, 11/1/17	585,095
629,000	Gilead Sciences, Inc., 1.63%, 5/1/16	1,956,583

		2,848,202

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Diversified Financial Services (0.1%):
$2,000,000	Wharf Finance (2014), Ltd., 3.73%, 6/7/14	$257,855
20,000,000	Zeus (Cayman) II, Ltd., Registered Shares, 1.02%, 8/18/16+(a)	305,087

		562,942

Diversified Telecommunication Services (0.1%):
500,000	Telecom Italia SpA, Series TIT, 6.13%, 11/15/16(d)	815,566

Electrical Equipment (0.0%):
143,000	Suzlon Energy, Ltd., 455.12%, 7/25/14	82,940

Food & Staples Retailing (0.1%):
500,000	Olam International, Ltd., 5.25%, 10/15/16(d)	537,500

		537,500

Food Products (0.0%):
400,000	REI Agro, Ltd., Registered Shares, 17.28%, 11/13/14(a)	223,500

Health Care Providers & Services (0.0%):
80,000	Brookdale Senior Living, Inc., 2.75%, 6/15/18	108,850

		108,850

Internet Software & Services (0.0%):
213,000	SINA Corp., 1.00%, 12/1/18, Callable 12/1/16 @ 100(d)	202,483

Oil, Gas & Consumable Fuels (0.1%):
836,000	Cobalt International Energy, Inc., 3.03%, 12/1/19	787,408
300,000	Essar Energy plc, 12.02%, 2/1/16(d)	255,000

		1,042,408

Pharmaceuticals (0.2%):
452,000	Mylan, Inc., 3.75%, 9/15/15	1,661,382

Real Estate Management & Development (0.4%):
750,000	CapitaLand, Ltd., 2.10%, 11/15/16, Callable 10/17/18 @ 100(d)	596,374
1,250,000	CapitaLand, Ltd., Series CAPL, 2.95%, 6/20/22, Callable 6/20/17 @ 100(d)	988,092
500,000	CapitaLand, Ltd., 1.95%, 10/17/23, Callable 10/17/18 @ 100(d)	390,625
250,000	CapitaLand, Ltd., 1.95%, 10/17/23, Callable 10/17/18 @ 100(d)	195,313
371,000	Forest City Enterprises, Inc., 4.25%, 8/15/18	414,593

		2,584,997

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Software (0.1%):
$368,000	Take-Two Interactive Software, Inc., 1.75%, 12/1/16^	$483,230

		483,230

Total Convertible Bonds (Cost $11,345,126)		13,069,126

Floating Rate Loans (0.9%):
Biotechnology (0.1%):
693,750	Grifols Worldwide Operations USA , 3.15%, 3/3/21(e)	693,029

Energy Equipment & Services (0.1%):
379,919	Drillships Financing Holdings, Inc., 6.00%, 3/31/21(e)	386,647
405,533	Fieldwood Energy LLC, 9.38%, 9/20/20(e)	421,840

		808,487

Hotels, Restaurants & Leisure (0.3%):
304,147	Autobahn Tank & Rast Holding GmbH, 0.20%, 12/4/18(e)	419,291
122,640	Autobahn Tank & Rast Holding GmbH, 0.20%, 12/4/19(e)	170,415
1,664,421	Hilton Worldwide Finance LLC, 3.75%, 9/23/20(e)	1,666,351

		2,256,057

Insurance (0.1%):
571,000	Delta Debtco, Ltd., 9.25%, 10/30/19(a)(e)	594,554

Media (0.1%):
393,037	Univision Communications, Inc., 4.00%, 3/1/20(e)	393,474

Metals & Mining (0.0%):
103,220	Constellium Holdco BV, 6.00%, 2/25/20(e)	105,284
103,220	Constellium Holdco BV, 6.50%, 2/25/20(e)	145,030
105,860	Essar Steel Algoma, Inc., 9.25%, 9/18/14(e)	105,860

		356,174

Oil, Gas & Consumable Fuels (0.2%):
235,463	Quintero SA, 1.25%, 6/20/23(e)	223,925
94,533	Sheridan Production Partners, 0.03%, 12/2/20(e)	95,065
679,400	Sheridan Production Partners, 0.03%, 12/2/20(e)	683,225
35,267	Sheridan Production Partners, 0.03%, 12/2/20(e)	35,466

		1,037,681

Pharmaceuticals (0.0%):
190,100	Mallinckrodt International Finance , 2/24/21(e)	190,077

Total Floating Rate Loans (Cost $6,189,890)		6,329,533

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds (2.2%):
Banks (0.2%):
$528,000	Ally Financial, Inc., 2.88%, 1/30/17	$533,280
176,000	Deutsche Bank NY, 5.63%, 1/29/49, Callable 1/19/16 @ 100(d)(e)	182,600
310,000	HSBC USA, Inc., 1.94%, 1/16/18	307,441
265,000	JPMorgan Chase & Co., 2.01%, 6/27/17	300,398

		1,323,719

Beverages (0.0%):
258,000	Anheuser-Busch InBev NV Worldwide, Inc., 1.50%, 7/15/17	258,380

Capital Markets (0.2%):
408,000	Ford Motor Credit Co. LLC, 2.61%, 1/16/18	411,440
257,000	General Electric Capital Corp., Series A, 2.53%, 5/4/20, MTN	296,111
108,000	General Electric Capital Corp., 6.38%, 11/15/67, Callable 11/15/17 @ 100(e)	118,800
361,000	Merrill Lynch & Co., 2.28%, 4/25/18, MTN	425,731
168,000	Morgan Stanley, Series G, 2.69%, 5/13/19	203,749

		1,455,831

Communications Equipment (0.0%):
110,000	Hughes Satellite Systems Corp., 6.15%, 6/15/21	124,025

Construction Materials (0.1%):
135,000	Building Materials Corp., 5.60%, 8/15/18, Callable 8/15/14 @ 103(d)	141,750
224,000	Texas Industries, Inc., 9.25%, 8/15/20, Callable 8/15/15 @ 105	258,720

		400,470

Consumer Finance (0.1%):
251,000	Ally Financial, Inc., 3.50%, 7/18/16	258,530
138,000	Ally Financial, Inc., 3.43%, 1/27/19	138,000

		396,530

Diversified Consumer Services (0.1%):
395,000	Ford Motor Credit Co. LLC, 2.28%, 5/15/18	435,973

Diversified Financial Services (0.2%):
518,000	Bank of America Corp., 2.13%, 1/11/18, MTN	517,029
277,000	Bank of America Corp., 1.30%, 3/22/18, MTN(e)	280,042
385,000	Bank of America Corp., 2.54%, 1/15/19	386,519

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Financial Services, continued
$273,000	Citigroup, Inc., Series A, 5.95%, 12/29/49, Callable 1/30/23 @ 100(e)	$266,858
200,000	Ford Motor Credit Co. LLC, 1.75%, 6/12/17	207,732

		1,658,180

Diversified Telecommunication Services (0.4%):
2,878,000	Verizon Communications, Inc., 1.98%, 9/14/18(e)	3,022,461

Health Care Providers & Services (0.0%):
110,000	DaVita, Inc., 5.50%, 11/1/18, Callable 5/12/14 @ 105	115,638

IT Services (0.0%):
130,000	SunGard Data Systems, Inc., 6.32%, 11/15/18, Callable 5/12/14 @ 105	137,800

Media (0.0%):
235,000	Cablevision Systems Corp., 6.14%, 9/15/22	239,700

Oil, Gas & Consumable Fuels (0.2%):
545,000	Consol Energy, Inc., 6.34%, 4/1/17, Callable 4/1/14 @ 104	568,843
325,000	Reliance Holdings USA, Inc., 4.94%, 10/19/20(d)	329,010
250,000	Reliance Holdings USA, Inc., 4.97%, 2/14/22(d)	261,808
270,000	Sabine Pass Liquefaction LLC, 6.04%, 4/15/23	268,650

		1,428,311

Paper & Forest Products (0.0%):
280,000	International Paper Co., 2.30%, 6/15/18	342,453

Pharmaceuticals (0.1%):
411,000	Mylan, Inc., 2.59%, 3/28/19	406,597

Real Estate Investment Trusts (REITs) (0.0%):
162,000	American Tower Corp., 2.82%, 2/15/19	166,007

Technology Hardware, Storage & Peripherals (0.2%):
828,000	Apple, Inc., 1.66%, 5/3/18	802,622
213,000	Xerox Corp., 2.55%, 5/15/18	246,134

		1,048,756

Thrifts & Mortgage Finance (0.1%):
365,000	Capital One Bank USA NA, Series BNKT, 2.16%, 11/21/18, Callable 10/21/18 @ 100	363,301

Transportation Infrastructure (0.1%):
559,983	Delta Topco, Ltd., 10.00%, 11/24/60(a)(b)	554,954

Wireless Telecommunication Services (0.2%):
910,000	AT&T, Inc., 2.24%, 11/27/18^	914,522

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Wireless Telecommunication Services, continued
$ 391,000	Cricket Communications, Inc., 7.63%, 10/15/20, Callable 10/15/15 @ 103.88	$446,913

		1,361,435

Total Corporate Bonds (Cost $14,963,551)		15,240,521

Foreign Bonds (8.1%):
Banks (0.2%):
610,000	Lloyds TSB Bank plc, Series E, 13.00%, 1/29/49, Callable 1/21/29 @ 100+(e)	1,685,350

Media (0.1%):
320,000	Nara Cable Funding, Ltd., 8.25%, 12/1/18, Callable 12/1/18 @ 109+(d)	480,474

Pharmaceuticals (0.0%):
100,000	Capsugel FinanceCo SCA, 8.36%, 8/1/19, Callable 8/1/14 @ 107+(d)	151,526

Sovereign Bonds (7.8%):
3,599,000	Australian Government, Series 133, 3.62%, 4/21/23+	3,716,128
16,349,000	Brazil Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/21+(f)	6,554,043
7,716,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.34%, 1/1/23+(f)	3,025,771
187,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 8/15/24+(f)	193,213
4,046,012	Bundesrepublik Deutschland, Series 2007, 0.44%, 7/4/17+	6,291,971
638,000	Canadian Government, 4.00%, 6/1/16+	613,243
1,049,000	Canadian Government, 1.50%, 3/1/17+	956,390
762,000	Canadian Government, 3.50%, 6/1/20+	754,134
280,000,000	Japan Treasury Discount Bill, 0.06%, 4/7/14+(g)	2,713,148
210,000,000	Japan Treasury Discount Bill, 0.05%, 5/12/14+(g)	2,034,819
3,229,000	Malaysian Government, Series 2/04, 2.92%, 4/30/14+	990,905

37,778,000	Mexican Bonos Desarr, Series M 20, 10.00%, 12/5/24+(e)(h)	3,745,127
99,200,000	Mexican Cetes, Series BI , 0.00%, 4/3/14+(h)	759,677
141,050,300	Mexican Cetes, Series BI , 0.00%, 4/30/14+(h)	1,077,520
36,502,000	Mexican Cetes , 0.00%, 5/8/14+(h)	278,644
56,279,700	Mexican Cetes, Series BI , 0.00%, 5/15/14+(h)	429,306
212,084,700	Mexican Cetes, Series BI , 0.00%, 5/29/14+(h)	1,615,882
213,510,000	Mexican Cetes , 0.00%, 6/26/14+(h)	1,622,489

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$100,870,000	Mexican Cetes, Series BI, 0.00%, 7/10/14+(h)	$765,496
69,579,100	Mexican Cetes, 0.00%, 7/24/14+(h)	527,301
107,104,500	Mexican Cetes, 0.00%, 8/7/14+(h)	810,537
108,675,200	Mexican Cetes, 0.00%, 9/4/14+(h)	820,101
4,298,000	Poland Government Bond, Series 1020, 3.99%, 10/25/20+	1,529,597
2,754,000	Queensland Treasury Corp., Series 17, 3.31%, 9/14/17+	2,778,085
1,101,000	Queensland Treasury Corp., Series 21, 4.03%, 6/14/21+	1,144,070
4,691,697	United Kingdom Treasury Note, 1.79%, 7/22/18+	7,676,155

		53,423,752

Total Foreign Bonds (Cost $55,150,359)		55,741,102

Yankee Dollars (2.1%):
Banks (0.7%):
275,000	Banco Estado Chile, 2.36%, 4/2/15	278,795
450,000	Banco Santander Chile SA, 2.11%, 6/7/18(d)(e)	450,562
1,072,000	BNP Paribas SA, 2.43%, 12/12/18	1,067,742
253,000	Export-Import Bank of Korea, 2.28%, 9/17/18(d)	259,542
505,000	Intesa Sanpaolo SpA, 3.54%, 1/15/16	517,024
221,000	Intesa Sanpaolo SpA, 3.41%, 1/16/18	228,734
200,000	Intesa Sanpaolo SpA, 3.57%, 1/15/19	203,432
200,000	Lloyds Bank plc, 2.33%, 11/27/18^	199,802
430,000	Nordea Bank AB, 2.31%, 3/20/17(d)	451,590
250,000	Rabobank Nederland, 3.65%, 11/9/22	248,292
460,000	Sumitomo Mitsui Banking Corp., 2.48%, 1/10/19	464,223
200,000	UBS AG Stamford CT, Series BKNT, 3.62%, 12/20/17	229,154

		4,598,892

Capital Markets (0.4%):
858,310	Dana Gas Sukuk, Ltd., 10.29%, 10/31/17, Callable 10/13/17 @ 105(d)	866,893
1,168,330	Dana Gas Sukuk, Ltd., 7.62%, 10/31/17(d)	1,255,955

		2,122,848

Diversified Financial Services (0.1%):
400,000	CSG Guernsey I, Ltd., Registered Shares, 7.87%, 2/24/41, Callable 8/24/16 @ 100(d)(e)	434,000
200,000	Odebrecht Finance, Ltd., 5.10%, 6/26/22(d)	199,500

		633,500

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Industrial Conglomerates (0.1%):
$ 400,000	Hutchison Whampoa International 11, Ltd., 5.04%, 1/13/17(d)	$420,227

Media (0.0%):
200,000	Nara Cable Funding, Ltd., 8.29%, 12/1/18, Callable 5/12/14 @ 109(d)	216,250
200,000	Unitymedia Hessen, 5.17%, 1/15/23, Callable 1/15/18 @ 102.75(a)(d)	204,000

		420,250

Metals & Mining (0.1%):
229,000	FMG Resources August 2006, 5.68%, 4/1/17, Callable 4/1/15 @ 103(d)	241,023
184,000	FMG Resources August 2006, 5.58%, 4/1/22, Callable 4/1/17 @ 103.44^(d)	198,260
126,000	FMG Resources Pty, Ltd., 5.80%, 11/1/19, Callable 11/1/15 @ 104.13^(d)	138,600

		577,883

Oil, Gas & Consumable Fuels (0.4%):
240,000	Bumi Investment Pte, Ltd., 9.57%, 10/6/17, Callable 10/6/14 @ 105(d)	146,400
130,000	Dana Gas Sukuk, Ltd., Registered Shares, 8.71%, 10/31/17, Callable 5/8/14 @ 105(d)	131,300
234,000	Petrobras Global Finance BV, 2.18%, 5/20/16	231,953
1,037,000	Petrobras Global Finance BV, 2.38%, 1/15/19(e)	1,014,289
577,000	YPF SA, 9.57%, 12/19/18^(d)	602,244

		2,126,186

Real Estate Management & Development (0.0%):
200,000	Sun Hung Kai Properties, Ltd., Series E, 4.64%, 2/14/22, MTN(d)	206,758

Road & Rail (0.0%):
370,503	Inversiones Alsacia SA, 12.28%, 8/18/18, Callable 2/18/15 @ 104(a)	283,435
162,000	Viterra, Inc., 4.94%, 8/1/20(d)	178,064

		461,499

Sovereign Bonds (0.2%):
758,000	Federal Republic of Brazil, 3.61%, 1/22/21	805,754
928,000	Republic of Turkey, 2.78%, 4/3/18	1,022,656

		1,828,410

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Wireless Telecommunication Services (0.1%):
$200,000	Colombia Telecomm SA Esp, 5.34%, 9/27/22, Callable 9/27/17 @ 103(d)	$196,000
464,000	Intelsat Jackson Holdings SA, 6.10%, 4/1/21, Callable 4/1/15 @ 103.75	509,240

		705,240

Total Yankee Dollars (Cost $13,931,264)		14,101,693

U.S. Treasury Obligations (17.3%):
U.S. Treasury Bills (12.2%)
6,700,000	0.08%, 4/17/14(g)	6,699,920
1,500,000	0.05%, 5/8/14(g)	1,499,954
11,400,000	0.07%, 5/15/14(g)	11,399,692
6,000,000	0.05%, 5/29/14(g)	5,999,832
3,200,000	0.05%, 6/5/14(g)	3,199,885
7,500,000	0.07%, 6/19/14(g)	7,499,633
3,000,000	0.08%, 6/26/14(g)	2,999,748
4,000,000	0.04%, 7/3/14(g)	3,999,612
16,675,000	0.06%, 7/10/14(g)	16,673,149
10,300,000	0.05%, 7/17/14(g)	10,298,702
1,000,000	0.06%, 7/24/14(g)	999,865
750,000	0.05%, 7/31/14(g)	749,893
4,300,000	0.05%, 8/7/14(g)	4,299,235
7,000,000	0.07%, 8/21/14(g)	6,998,411

		83,317,531

U.S. Treasury Notes (5.1%)
1,940,000	0.25%, 1/15/15(i)	1,942,122
3,485,000	0.24%, 3/31/15	3,488,813
4,801,000	0.46%, 3/31/16	4,973,913
2,846,500	0.86%, 9/30/17	2,793,572
1,953,100	1.53%, 7/31/18	1,941,502
1,549,400	1.23%, 9/30/18	1,535,480
8,522,500	1.53%, 10/31/18	8,386,668
3,535,700	1.60%, 11/30/18	3,473,825
879,700	1.97%, 11/15/21	853,583
1,056,100	2.08%, 5/15/22	996,530
5,175,200	2.63%, 2/15/24	5,186,523

		35,572,531

Total U.S. Treasury Obligations (Cost $119,147,682)		118,890,062

Purchased Swaptions (0.0%):
Total Purchased Swaptions (Cost $1,032,534)		662,301

Purchased Options (0.5%):
Total Purchased Options (Cost $5,243,551)		5,146,819

Exchange Traded Funds (1.2%):
42,382	Market Vectors Gold Miners, ETF	1,000,215
4,217	ETFS Platinum Trust (i)	582,452
4,996	ETFS Physical Palladium Shares (i)	377,448
92,245	iShares Gold Trust (i)	1,147,528

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Exchange Traded Funds, continued
38,959	SPDR Gold Trust (i)	$4,815,722

Total Exchange Traded Funds (Cost $9,215,442)		7,923,365

Securities Held as Collateral for Securities on Loan (2.4%):
$16,305,010	Allianz Variable Insurance Products Securities Lending Collateral Trust (j)	16,305,010

Total Securities Held as Collateral for Securities on Loan (Cost $16,305,010)		16,305,010

Unaffiliated Investment Company (0.4%):
2,822,265	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (g)	2,822,265

Total Unaffiliated Investment Company (Cost $2,822,265)		2,822,265

Total Investment Securities (Cost $657,679,720)(k) - 103.4%		712,520,282
Net other assets (liabilities) - (3.4)%		(25,544,673)

Net Assets - 100.0%		$686,975,609

Percentages indicated are based on net assets as of March 31, 2014.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
MTN	-	Medium Term Note
NYS	-	New York Shares
SPDR	-	Standard & Poor’s Depository Receipts

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014, was $15,832,807.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2014, these securities represent 1.27% of the net assets of the fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2014.
The total of all such securities represent 0.72% of the net assets of the fund.
(c)	Security issued in connection with a pending litigation settlement.
(d)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(e)	Variable rate security. The rate presented represents the rate in effect at March 31, 2014. The date presented represents the final maturity date.

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

(f)	Principal amount is stated in 1,000 Brazilian Real Units.
(g)	The rate represents the effective yield at March 31, 2014.
(h)	Principal amount is stated in 100 Mexican Peso Units.
(i)	All or portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Subsidiary”).
(j)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2014.
(k)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “-” are either $0 or round to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2014:

Country	Percentage
Argentina	0.1%
Australia	1.7%
Austria	—	%NM
Belgium	0.1%
Bermuda	0.1%
Brazil	2.3%
British Virgin Islands	—	%NM
Canada	2.2%
Cayman Islands	0.5%
Chile	0.2%
China	0.2%
Colombia	—	%NM
Denmark	0.1%
European Community	0.1%
Finland	—	%NM
France	4.3%
Germany	2.8%
Guernsey	0.1%
Hong Kong	0.9%
India	0.1%
Indonesia	—	%NM
Ireland (Republic of)	0.6%
Israel	—	%NM
Italy	0.5%
Japan	8.5%
Jersey	0.5%
Kazakhstan	0.1%
Korea, Republic Of	0.3%
Luxembourg	0.3%
Malaysia	0.4%
Mexico	2.1%
Netherlands	2.5%
Norway	0.2%
Poland	0.2%
Portugal	0.1%
Republic of Korea (South)	0.6%
Russian Federation	0.1%
Singapore	0.8%
South Africa	—	%NM
Spain	0.1%
Sweden	0.6%
Switzerland	2.4%
Taiwan	0.2%
Thailand	0.1%
Turkey	0.1%
United Arab Emirates	0.1%
United Kingdom	6.0%
United States	56.8%

	100.0%

NM    Not meaningful, amount is less than 0.05%.

Continued

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Securities Sold Short (-0.1%):

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
United States Steel Corp.	$(97,947)	$(93,653)	$4,294
Occidental Petroleum Corp.	(818,412)	(827,022)	(8,610)

	$(916,359)	$(920,675)	$(4,316)

Futures Contracts

Cash of $2,115,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index E-Mini June Futures (U.S. Dollar)	Short	6/20/14	(187)	$(9,220,035)	$(472,685)
FTSE 100 Index June Futures (British Pounds)	Short	6/20/14	(6)	(654,437)	(340)
DJ EURO STOXX 50 June Futures (Euro)	Short	6/20/14	(166)	(7,088,642)	(284,796)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	Short	6/20/14	(256)	(23,866,880)	(200,935)
NIKKEI 225 Index June Futures (Japanses Yen)	Long	6/20/14	36	2,584,012	99,354
ASX SPI 200 Index June Futures (Australian Dollar)	Long	6/19/14	2	250,019	1,329
Tokyo Price Index June Futures (Japanses Yen)	Long	6/12/14	3	349,709	(1,622)
Hang Seng China Enterprises Index April Futures (Hong Kong Dollar)	Long	4/29/14	3	194,958	3,964
German Stock Index June Futures (Euro)	Long	6/20/14	4	1,320,545	39,008
S&P/Toronto Stock Exchange 60 Index June Futures (Canadian Dollar)	Long	6/19/14	1	148,014	229

Total					$(816,494)

Options Contracts

Over-the-counter options purchased as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
ACE, Ltd.	Goldman Sachs	Call	USD	95.00	1/16/15	31,614	$240,120
Anadarko Petroleum Corp.	Citibank Credit Suisse First	Call	USD	85.00	7/18/14	2,829	13,691
Anadarko Petroleum Corp.	Boston	Call	USD	85.00	7/19/14	19,628	95,428
APC U.S.	Deutsche Bank	Call	USD	85.00	7/18/14	33,805	163,606
Bank of America Corp.	Citibank	Call	USD	17.00	1/17/15	157,232	256,331
Cimarex Energy Co.	Goldman Sachs	Call	USD	120.00	9/19/14	8,626	63,952
Cimarex Energy Co.	Citibank	Call	USD	120.00	6/20/14	13,800	102,311
Citigroup, Inc.	Bank of America	Call	USD	60.00	1/16/15	44,025	29,152
Coach, Inc.	Bank of America	Call	USD	60.00	2/20/15	13,282	17,571
Coca-Cola Co. (The)	Deutsche Bank	Call	USD	45.00	1/16/15	130,514	29,786
Diamondback Energy, Inc.	Goldman Sachs	Call	USD	70.00	6/20/14	10,900	50,744
Equities Corp.	Citibank	Call	USD	100.00	9/19/14	13,400	76,378
Euro Stoxx50 Index	Goldman Sachs	Call	EUR	3293.01	12/16/16	1,161	321,977
Humana, Inc.	Deutsche Bank	Call	USD	115.00	1/16/15	3,310	34,243
Humana, Inc.	Goldman Sachs	Call	USD	130.00	1/16/15	13,049	66,598
Johnson & Johnson	Deutsche Bank	Call	USD	105.00	2/20/15	66,400	150,610
JPMorgan Chase & Co.	Goldman Sachs	Call	USD	65.00	1/16/15	57,421	124,520
JPMorgan Chase & Co.	Bank of America	Call	USD	65.00	1/17/15	78,616	170,482
Marathon Oil Corp.	Goldman Sachs	Call	USD	32.00	7/18/14	20,582	78,879
Merck & Co., Inc.	Deutsche Bank	Call	USD	55.00	1/16/15	130,514	587,953
MetLife, Inc.	Goldman Sachs	Call	USD	50.00	1/16/15	59,096	338,081
Oracle Corp.	Deutsche Bank	Call	USD	42.00	1/16/15	65,257	119,068
Prudential Financial, Inc.	Citibank	Call	USD	87.50	1/16/15	45,138	249,035
QEP Resources, Inc.	Goldman Sachs	Call	USD	35.00	4/17/14	32,700	434

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Siemens AG	Deutsche Bank	Call	USD	150.00	1/16/15	18,114	78,420
SPDR Gold Shares(a)	JPMorgan Chase	Call	USD	133.44	3/23/15	9,230	42,080
SPDR Gold Trust(a)	JPMorgan Chase	Call	USD	130.56	1/02/15	10,383	45,971
Stoxx Europe 600 Index	Credit Suisse First Boston	Call	EUR	347.97	12/16/16	3,668	106,089
Stoxx Europe 600 Index	JPMorgan Chase	Call	EUR	348.12	9/16/16	4,376	118,089
Stoxx Europe 600 Index	Credit Suisse First Boston	Call	EUR	355.61	3/18/17	4,134	113,121
Takeda Pharmaceutical Co., Ltd.	Goldman Sachs	Call	JPY	4906.34	10/9/14	7,148	15,720
Takeda Pharmaceutical Co., Ltd.	JPMorgan Chase	Call	JPY	5108.80	1/29/15	8,000	17,375
Topix Index	Citibank	Call	JPY	1178.21	12/12/14	173,166	154,219
Topix Index	Citibank	Call	JPY	1246.74	9/12/14	148,791	69,194
Topix Index	UBS Warburg	Call	JPY	1244.54	4/11/14	197,290	8,335
Topix Index	Goldman Sachs	Call	JPY	1291.10	7/11/14	230,041	47,085
Topix Index	JPMorgan Chase	Call	JPY	1219.54	5/9/14	171,251	42,209
TPX JPMorgan	Bank of America	Call	JPY	1257.27	6/13/14	146,054	33,733
MSCI Emerging Markets Index	JPMorgan Chase	Put	USD	909.15	6/20/14	2,374	24,870
MSCI Emerging Markets Index	Bank of America	Put	USD	928.12	6/20/14	1,745	23,738
Nikkei 225 Index	JPMorgan Chase	Put	JPY	14330.81	6/13/14	9,644	37,567
Nikkei 225 Index	BNP Paribas	Put	JPY	14636.48	6/13/14	13,144	66,664
Occidental Petroleum Corp.	Goldman Sachs	Put	USD	95.00	4/17/14	13,491	15,571
Russell 2000 Index	Bank of America	Put	USD	1130.77	5/16/14	3,131	51,663
Russell 2000 Index	JPMorgan Chase	Put	USD	1126.10	6/20/14	3,137	80,334
S&P 500 Index	Bank of America	Put	USD	1809.41	5/16/14	1,869	28,295
S&P 500 Index	Credit Suisse First Boston	Put	USD	1820.54	4/17/14	2,954	15,645
S&P 500 Index	BNP Paribas	Put	USD	1820.00	6/20/14	1,515	44,450
S&P 500 Index	Credit Suisse First Boston	Put	USD	835.00	5/16/14	2,039	43,638
S&P 500 Index	BNP Paribas	Put	USD	1790.00	4/17/14	1,915	5,122
SPX U.S. Index	JPMorgan Chase	Put	USD	1798.35	4/17/14	2,741	8,797
Topix Index	JPMorgan Chase	Put	JPY	1086.72	5/9/14	171,251	6,699

Total							$4,725,643

Over-the-counter options written as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
ACE, Ltd.	Goldman Sachs	Call	USD	110.00	1/16/15	31,614	$(48,806)
eBay, Inc.	Goldman Sachs	Call	USD	60.00	5/16/14	24,267	(14,621)
Lululemon Athletica, Inc.	Citibank	Call	USD	60.00	1/16/15	2,355	(9,420)
MetLife, Inc.	Goldman Sachs	Call	USD	60.00	1/16/15	59,096	(97,470)
MSCI Emerging Markets Index	Bank of America	Call	USD	1013.35	6/20/14	1,745	(27,913)
MSCI Emerging Markets Index	JPMorgan Chase	Call	USD	990.32	6/20/14	2,374	(63,936)
Nikkei 225 Index	JPMorgan Chase	Call	JPY	15555.05	6/13/14	9,644	(30,035)
Nikkei 225 Index	BNP Paribas	Call	JPY	15739.73	6/13/14	13,144	(34,210)
Prudential Financial, Inc.	Citibank	Call	USD	97.50	1/16/15	45,138	(108,279)
Russell 2000 Index	Bank of America	Call	USD	1205.77	5/16/14	3,131	(44,450)
Russell 2000 Index	JPMorgan Chase	Call	USD	1206.53	6/20/14	3,137	(92,785)
S&P 500 Index	Bank of America	Call	USD	1920.19	5/16/14	1,869	(18,295)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

S&P 500 Index	Credit Suisse First Boston	Call	USD	947.00	5/16/14	2,039	(6,117)
S&P 500 Index	BNP Paribas	Call	USD	1900.00	4/17/14	1,915	(13,019)
S&P 500 Index	BNP Paribas	Call	USD	1896.02	6/20/14	1,515	(42,206)
S&P 500 Index	Credit Suisse First Boston	Call	USD	1932.00	4/17/14	2,954	(4,421)
SPDR Gold Shares(a)	JPMorgan Chase	Call	USD	158.85	3/23/15	9,230	(9,919)
SPDR Gold Trust(a)	JPMorgan Chase	Call	USD	149.21	1/02/15	10,383	(12,944)
Tokyo Stock Price Index	Citibank	Call	JPY	1318.19	12/12/14	173,166	(65,918)
Topix Index	UBS Warburg	Call	JPY	1366.56	4/11/14	197,290	(11)
Topix Index	JPMorgan Chase	Call	JPY	1285.95	5/9/14	171,251	(12,525)
Cimarex Energy Co.	Citibank	Put	USD	115.00	4/17/14	6,781	(12,816)
Cimarex Energy Co.	Goldman Sachs	Put	USD	105.00	9/19/14	6,700	(38,307)
Cimarex Energy Co.	Citibank	Put	USD	105.00	9/19/14	6,900	(39,451)
Coach, Inc.	Bank of America	Put	USD	42.50	2/20/15	13,282	(29,672)
Consol Energy, Inc.	Credit Suisse First Boston	Put	USD	38.00	7/18/14	13,515	(24,414)
Dresser-Rand Group, Inc.	Deutsche Bank	Put	USD	55.00	9/19/14	7,277	(18,561)
Equities Corp.	Citibank	Put	USD	85.00	9/19/14	13,400	(32,909)
Humana, Inc.	Deutsche Bank	Put	USD	90.00	1/16/15	3,310	(11,048)
Marathon Oil Corp.	Goldman Sachs	Put	USD	30.00	7/18/14	33,467	(7,805)
Marathon Petroleum Corp.	Goldman Sachs	Put	USD	80.00	7/18/14	13,400	(43,675)
MPC U.S. OTC	Deutsche Bank	Put	USD	77.50	7/18/14	13,300	(33,290)
MSCI Emerging Markets Index	JPMorgan Chase	Put	USD	834.93	6/20/14	2,374	(9,130)
MSCI Emerging Markets Index	Bank of America	Put	USD	852.35	6/20/14	1,745	(8,497)
Nikkei 225 Index	BNP Paribas	Put	JPY	13606.78	6/13/14	13,144	(25,878)
Nikkei 225 Index	JPMorgan Chase	Put	JPY	13322.61	6/13/14	9,644	(14,271)
Occidental Petroleum	Deutsche Bank	Put	USD	95.00	4/17/14	13,491	(15,571)
Oceaneering International, Inc.	Citibank	Put	USD	60.00	10/17/14	6,801	(33,665)
Phillips 66	Bank of America	Put	USD	70.00	8/15/14	13,400	(33,449)
QEP Resources, Inc.	Goldman Sachs	Put	USD	25.00	4/17/14	32,700	(1,214)
Rowan Companies plc	Goldman Sachs	Put	USD	32.00	7/18/14	33,300	(39,632)
Russell 2000 Index	JPMorgan Chase	Put	USD	1034.17	6/20/14	3,137	(29,184)
Russell 2000 Index	Bank of America	Put	USD	1038.46	5/16/14	3,131	(12,611)
S&P 500 Index	JPMorgan Chase	Put	USD	1624.53	4/17/14	2,741	(187)

S&P 500 Index	Bank of America	Put	USD	1661.71	5/16/14	1,869	(5,390)
S&P 500 Index	Credit Suisse First Boston	Put	USD	685.00	5/16/14	2,039	(7,748)
S&P 500 Index	BNP Paribas	Put	USD	1680.00	6/20/14	1,515	(14,179)
S&P 500 Index	BNP Paribas	Put	USD	1690.00	4/17/14	1,915	(569)
S&P 500 Index	Credit Suisse First Boston	Put	USD	1709.07	4/17/14	2,954	(1,346)
SM Energy	Citibank	Put	USD	65.00	5/16/14	10,177	(12,395)
Topix Index	JPMorgan Chase	Put	JPY	1147.09	5/9/14	171,251	(22,439)
Topix Index	Citibank	Put	JPY	1047.55	12/12/14	173,166	(52,237)

Total							$(1,388,840)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Exchange-traded options purchased as of March 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Bank of America Corp.	Call	USD	17.00	1/17/15	200	$31,500
Canadian Natural Resources, Ltd.	Call	USD	34.00	9/20/14	204	98,940
Citigroup, Inc.	Call	USD	60.00	1/17/15	70	4,200
Coca-Cola Co.	Call	USD	45.00	1/17/15	143	3,146
Humana, Inc.	Call	USD	130.00	1/17/15	15	7,650
Merck & Co., Inc.	Call	USD	55.00	1/17/15	110	49,500
MetLife, Inc.	Call	USD	50.00	1/17/15	52	29,510
Oracle Corp.	Call	USD	42.00	1/17/15	64	16,864
PetSmart, Inc.	Call	USD	68.00	4/19/14	17	3,570
Prudential Financial, Inc.	Call	USD	83.00	1/17/15	34	26,860
SPDR Gold Shares(a)	Call	USD	130.00	12/20/14	302	136,656
Dish Network Corp.	Put	USD	60.00	6/21/14	27	8,505
Time Warner Cable, Inc.	Put	USD	135.00	7/19/14	9	4,275

Total						$421,176

Exchange-traded options written as of March 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Canadian Natural Resources, Ltd.	Call	USD	39.00	9/20/14	180	$(33,300)
Dish Network Corp.	Call	USD	68.00	6/21/14	27	(6,345)
Gilead Sciences, Inc.	Call	USD	85.00	5/17/14	22	(682)
Marathon Petroleum Corp.	Call	USD	85.00	4/19/14	64	(22,400)
Marathon Petroleum Corp.	Call	USD	80.00	4/19/14	96	(74,400)
National Oilwell Varco	Call	USD	75.00	8/16/14	137	(73,980)
Time Warner Cable, Inc.	Call	USD	150.00	7/19/14	9	(1,215)
Twitter, Inc.	Call	USD	68.00	6/21/14	116	(4,060)
XL Group plc	Call	USD	32.00	4/19/14	35	(543)

Biogen Idec, Inc.	Put	USD	280.00	7/19/14	20	(29,600)
Consol Energy, Inc.	Put	USD	36.00	7/19/14	200	(21,900)
EOG Resources, Inc.	Put	USD	155.00	7/19/14	33	(3,383)
EOG Resources, Inc.	Put	USD	165.00	4/19/14	47	(658)
Gilead Sciences, Inc.	Put	USD	65.00	8/16/14	49	(15,925)
Marathon Petroleum Corp.	Put	USD	65.00	4/19/14	90	(450)
PetSmart, Inc.	Put	USD	60.00	4/19/14	17	(170)
Phillips 66	Put	USD	73.00	5/17/14	133	(14,963)
SPDR Gold Trust(a)	Put	USD	116	12/20/14	92	(36,800)
SPDR Gold Trust(a)	Put	USD	114	12/31/14	103	(36,308)

Total						$(377,082)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Over-the-counter interest rate swaptions purchased as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate		Expiration Date	Notional Amount	Market Value
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Goldman Sachs	Call	JPY	1.35	1/25/16	2,734,832	$20,685
10-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	2.80	9/15/14	325,762	188,511
10-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	2.80	6/16/14	102,418	92,784
10-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	2.75	11/28/14	440,599	288,773
5-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	USD	1.65	6/4/14	49,313	9,677
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Goldman Sachs	Put	JPY	1.35	1/25/16	6,780,000	44,700
5-Year Interest Rate, Pay 6-Month JPY LIBOR	Deutsche Bank	Put	JPY	1.07	4/4/18	2,034,099	17,171

Total							$662,301

Over-the-counter interest rate swaptions written as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate		Expiration Date	Notional Amount	Market Value
10-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	2.60	6/16/14	(30,441)	$(490,905)
10-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Put	USD	3.50	11/28/14	(189,322)	(184,607)
5-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Put	USD	1.65	6/4/14	(46,025)	(157,209)

Total							$(832,721)

Forward Currency Contracts

At March 31, 2014, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Chinese Renminbi	Deutsche Bank	1/30/15	10,246,207	$1,672,000	$1,642,076	$29,924
Chinese Renminbi	JPMorgan Chase	1/30/15	4,087,158	668,000	655,016	12,984
European Euro	BNP Paribas	4/3/14	1,536,516	2,100,955	2,116,544	(15,589)
European Euro	JPMorgan Chase	4/3/14	473,000	643,396	651,556	(8,160)
European Euro	Credit Suisse First Boston	4/4/14	1,213,000	1,648,467	1,670,899	(22,432)
European Euro	Deutsche Bank	4/4/14	1,213,000	1,647,861	1,670,899	(23,038)
European Euro	BNP Paribas	4/10/14	1,261,700	1,735,307	1,737,959	(2,652)
European Euro	UBS Warburg	4/10/14	1,261,700	1,735,294	1,737,959	(2,665)
European Euro	Barclays Bank	4/11/14	2,165,500	2,988,650	2,982,911	5,739
European Euro	Credit Suisse First Boston	4/11/14	1,206,000	1,677,546	1,661,229	16,317
European Euro	Morgan Stanley	4/11/14	1,174,500	1,629,090	1,617,839	11,251
European Euro	Deutsche Bank	4/24/14	1,707,800	2,345,663	2,352,374	(6,711)
European Euro	Goldman Sachs	4/24/14	1,229,000	1,701,452	1,692,861	8,591
European Euro	JPMorgan Chase	4/25/14	1,237,000	1,718,861	1,703,876	14,985
European Euro	Credit Suisse First Boston	5/2/14	1,216,000	1,688,307	1,674,927	13,380
European Euro	JPMorgan Chase	5/2/14	1,229,000	1,708,457	1,692,833	15,624
European Euro	Credit Suisse First Boston	5/8/14	752,400	1,037,025	1,036,352	673
European Euro	Deutsche Bank	5/8/14	499,100	688,109	687,458	651
European Euro	UBS Warburg	5/8/14	1,243,200	1,712,850	1,712,378	472
European Euro	Goldman Sachs	5/9/14	1,189,000	1,638,751	1,637,721	1,030
European Euro	JPMorgan Chase	5/9/14	1,321,600	1,821,112	1,820,363	749
Japanese Yen	Bank of America	4/3/14	132,480,125	1,292,489	1,283,744	8,745
Japanese Yen	Goldman Sachs	4/3/14	139,235,470	1,357,124	1,349,204	7,920
Japanese Yen	BNP Paribas	4/7/14	280,000,000	2,701,896	2,713,286	(11,390)
Japanese Yen	BNP Paribas	4/10/14	174,943,050	1,709,674	1,695,280	14,394
Japanese Yen	Credit Suisse First Boston	4/11/14	130,308,950	1,270,563	1,262,762	7,801
Japanese Yen	Goldman Sachs	4/11/14	142,206,560	1,386,840	1,378,056	8,784
Japanese Yen	BNP Paribas	4/17/14	144,875,127	1,418,037	1,403,964	14,073
Japanese Yen	Credit Suisse First Boston	4/17/14	73,626,625	721,123	713,505	7,618
Japanese Yen	UBS Warburg	4/17/14	221,383,188	2,166,600	2,145,392	21,208

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Japanese Yen	Bank of America	5/8/14	147,866,360	1,445,278	1,433,119	12,159
Japanese Yen	Morgan Stanley	5/9/14	291,669,055	2,850,111	2,826,869	23,242
Japanese Yen	Deutsche Bank	5/12/14	210,000,000	2,062,336	2,035,362	26,974
Mexican Peso	Credit Suisse First Boston	4/3/14	9,920,000	764,276	759,723	4,553
Mexican Peso	Credit Suisse First Boston	4/30/14	5,064,500	389,337	387,064	2,273
Mexican Peso	Morgan Stanley	4/30/14	9,040,530	689,564	690,940	(1,376)
Mexican Peso	Goldman Sachs	5/8/14	3,650,200	272,062	278,797	(6,735)
Mexican Peso	Morgan Stanley	5/15/14	5,627,970	430,358	429,618	740
Mexican Peso	Goldman Sachs	5/29/14	14,382,000	1,069,413	1,096,652	(27,239)
Mexican Peso	Goldman Sachs	5/29/14	3,506,000	260,873	267,338	(6,465)
Mexican Peso	UBS Warburg	5/29/14	3,320,470	253,193	253,192	1
Mexican Peso	Deutsche Bank	6/26/14	14,579,000	1,097,833	1,109,333	(11,500)
Mexican Peso	UBS Warburg	6/26/14	6,772,000	503,682	515,289	(11,607)
Mexican Peso	Barclays Bank	7/10/14	10,087,000	747,933	766,699	(18,766)
Mexican Peso	Credit Suisse First Boston	7/24/14	6,957,910	523,360	528,282	(4,922)
Mexican Peso	Deutsche Bank	8/7/14	10,710,450	793,696	812,303	(18,607)
Mexican Peso	UBS Warburg	9/4/14	10,867,520	814,199	822,407	(8,208)

				$63,199,003	$63,114,210	$84,793

Long Contracts:
European Euro	Brown Brothers Harriman	4/14/14	992,500	$1,375,570	$1,367,130	$(8,440)
Japanese Yen	BNP Paribas	4/10/14	174,943,050	1,698,260	1,695,280	(2,980)
Japanese Yen	Goldman Sachs	4/25/14	1,365,369	13,444	13,232	(212)
South African Rand	Brown Brothers Harriman	4/4/14	87,450	8,285	8,309	24
Swiss Franc	HSBC Bank	4/25/14	1,476,753	1,694,000	1,671,244	(22,756)
Swiss Franc	HSBC Bank	5/2/14	1,473,514	1,688,000	1,667,673	(20,327)

				$6,477,559	$6,422,868	$(54,691)

At March 31, 2014, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Unrealized Appreciation/ (Depreciation)
European Euro/Japanese Yen	Barclays Bank	1,173,300 EUR	167,611,419 JPY	$1,631,635	$1,623,398	$(8,237)
Japanese Yen/European Euro	Barclays Bank	166,246,050 JPY	1,173,300 EUR	1,636,663	1,631,668	(4,995)

				$3,268,298	$3,255,066	$(13,232)

Centrally Cleared Credit Default Swap Agreements - Buy Protection(b)

At March 31, 2014, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Counterparty	Expiration Date	Implied Credit Spread at March 31, 2014(c)	Notional Amount(d)	Fixed Rate	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 22	JPMorgan Chase	6/20/19	3.37%	$1,282,200	5.00%	$(95,388)	$(94,393)	$(995)

						$(95,388)	$(94,393)	$(995)

Centrally Cleared Credit Default Swap Agreements - Sell Protection(b)

At March 31, 2014, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Counterparty	Expiration Date	Implied Credit Spread at March 31, 2014(c)	Notional Amount(d)	Fixed Rate	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America Investment Grade Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 22	JPMorgan Chase	6/20/19	0.69%	$(1,131,000)	1.00%	$17,336	$16,890	$446

						$17,336	$16,890	$446

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Over-the-Counter Interest Rate Swap Agreements

At March 31, 2014, the Fund’s open over-the-counter interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount (Local)		Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month U.S. Dollar LIBOR BBA	1.30%	8/17/16	Deutsche Bank	1,253,000	USD	$910	$910
Pay	3-Month U.S. Dollar LIBOR BBA	1.03%	9/27/16	Deutsche Bank	200,000	USD	(637)	(637)
Pay	3-Month U.S. Dollar LIBOR BBA	1.50%	9/27/16	Deutsche Bank	1,700,000	USD	2,462	2,462
Pay	3-Month U.S. Dollar LIBOR BBA	0.83%	9/27/16	Deutsche Bank	1,150,000	USD	(5,904)	(5,904)
Pay	3-Month U.S. Dollar LIBOR BBA	1.01%	9/27/16	Deutsche Bank	540,052	USD	(1,831)	(1,831)
Pay	3-Month U.S. Dollar LIBOR BBA	1.04%	9/28/16	Deutsche Bank	1,200,000	USD	(3,773)	(3,773)
Pay	3-Month U.S. Dollar LIBOR BBA	1.00%	9/28/16	Goldman Sachs	6,073,000	USD	(21,461)	(21,461)
Pay	3-Month U.S. Dollar LIBOR BBA	1.00%	9/28/16	Deutsche Bank	1,350,000	USD	(4,764)	(4,764)
Pay	3-Month U.S. Dollar LIBOR BBA	1.46%	9/28/16	Deutsche Bank	1,600,000	USD	1,561	1,561

							$(33,437)	$(33,437)

Centrally Cleared Interest Rate Swap Agreements

At March 31, 2014, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount (Local)		Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month U.S. Dollar LIBOR BBA	1.78%	9/27/16	Deutsche Bank	940,000	USD	$10	$3,815	$3,805
Pay	3-Month U.S. Dollar LIBOR BBA	1.26%	9/28/16	JPMorgan Chase	550,000	USD	—	(615)	(615)
Pay	3-Month U.S. Dollar LIBOR BBA	1.43%	9/28/16	JPMorgan Chase	450,000	USD	6	253	248
Pay	3-Month U.S. Dollar LIBOR BBA	1.36%	9/28/16	JPMorgan Chase	700,000	USD	9	(84)	(92)
Pay	3-Month U.S. Dollar LIBOR BBA	1.05%	9/17/18	JPMorgan Chase	600,000	USD	8	(1,917)	(1,924)

								$1,452	$1,422

Total Return Swaps at March 31, 2014

Counterparty	Underlying Instrument	Expiration Date	Notional Amount (Local)		Unrealized Appreciation/ (Depreciation)
Citibank NA	KOSPI 200 Index June Futures	6/12/14	2,680,236,300	KRW	$30,984
Citibank NA	PT Siloam International Hospitals Tbk	3/15/15	206,614	USD	(3,789)
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini March Futures	4/5/16	26,350,000	JPY	291
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini March Futures	4/5/16	26,800,000	JPY	(4,070)
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini March Futures	4/5/17	27,850,000	JPY	7,752
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini March Futures	4/5/17	25,515,000	JPY	2,616

					$33,784

(a)	All or portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Subsidiary”).
(b)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount of equal to the par value of the defaulted reference entity less its recovery value.
(c)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(d)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to the schedules of portfolio investments.

AZL Dreyfus Research Growth Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (98.1%):
Aerospace & Defense (4.0%):
76,330	Honeywell International, Inc.	$7,080,371
28,080	Precision Castparts Corp.	7,097,500

		14,177,871

Air Freight & Logistics (0.9%):
24,060	FedEx Corp.	3,189,394

Auto Components (1.3%):
69,400	Delphi Automotive plc	4,709,484

Beverages (3.8%):
102,450	Coca-Cola Enterprises, Inc.	4,893,012
103,870	PepsiCo, Inc.	8,673,144

		13,566,156

Biotechnology (7.3%):
21,710	Alexion Pharmaceuticals, Inc. *	3,302,742
37,870	Amgen, Inc.	4,670,886
18,910	Biogen Idec, Inc. *	5,784,002
102,560	Gilead Sciences, Inc. *	7,267,401
11,560	Regeneron Pharmaceuticals, Inc. *	3,471,237
23,490	Vertex Pharmaceuticals, Inc. *	1,661,213

		26,157,481

Capital Markets (2.2%):
35,680	Ameriprise Financial, Inc.	3,927,298
13,040	BlackRock, Inc., Class A	4,100,819

		8,028,117

Chemicals (2.9%):
47,280	Eastman Chemical Co.	4,076,009
48,800	Praxair, Inc.	6,391,336

		10,467,345

Commercial Services & Supplies (1.3%):
112,230	Tyco International, Ltd.	4,758,552

Communications Equipment (1.3%):
185,550	Juniper Networks, Inc. *	4,779,768

Construction & Engineering (1.3%):
61,120	Fluor Corp.	4,750,858

Construction Materials (1.0%):
27,200	Martin Marietta Materials, Inc.	3,491,120

Consumer Finance (2.2%):
57,350	American Express Co.	5,163,221
47,570	Discover Financial Services	2,768,098

		7,931,319

Diversified Financial Services (1.1%):
18,940	IntercontinentalExchange Group, Inc.	3,746,900

Energy Equipment & Services (3.2%):
38,080	National-Oilwell Varco, Inc.	2,965,290
86,210	Schlumberger, Ltd.	8,405,475

		11,370,765

Food & Staples Retailing (3.6%):
41,340	Costco Wholesale Corp.	4,616,851
52,740	CVS Caremark Corp.	3,948,116
84,860	Whole Foods Market, Inc.	4,303,251

		12,868,218

Food Products (1.1%):
111,310	Mondelez International, Inc., Class A	3,845,761

Health Care Providers & Services (1.4%):
28,820	McKesson, Inc.	5,088,747

Hotels, Restaurants & Leisure (2.7%):
60,590	Las Vegas Sands Corp.	4,894,461

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
66,280	Starbucks Corp.	$4,863,626

		9,758,087

Industrial Conglomerates (1.3%):
60,500	Danaher Corp.	4,537,500

Internet & Catalog Retail (3.5%):
22,700	Amazon.com, Inc. *	7,639,004
4,080	Priceline.com, Inc. *	4,862,911

		12,501,915

Internet Software & Services (7.5%):
112,800	Facebook, Inc., Class A *	6,795,072
13,020	Google, Inc., Class A *	14,510,919
16,450	LinkedIn Corp., Class A *	3,042,263
37,983	Twitter, Inc. *	1,772,667

		26,120,921

IT Services (6.7%):
78,380	Accenture plc, Class A	6,248,454
101,440	Cognizant Technology Solutions Corp., Class A *	5,133,878
66,890	MasterCard, Inc., Class A	4,996,683
34,480	Visa, Inc., Class A	7,442,853

		23,821,868

Life Sciences Tools & Services (1.0%):
23,010	Illumina, Inc. *	3,420,667

Machinery (1.9%):
45,270	Cummins, Inc.	6,744,777

Media (4.4%):
25,600	AMC Networks, Inc., Class A *	1,871,104
108,140	Comcast Corp., Class A	5,409,162
123,810	Twenty-First Century Fox, Inc.	3,958,206
52,510	Viacom, Inc., Class B	4,462,825

		15,701,297

Multiline Retail (0.5%):
34,410	Dollar General Corp. *	1,909,067

Oil, Gas & Consumable Fuels (1.6%):
29,420	EOG Resources, Inc.	5,771,321

Pharmaceuticals (4.3%):
112,390	Bristol-Myers Squibb Co.	5,838,661
39,320	Forest Laboratories, Inc. *	3,628,056
50,850	Mylan, Inc. *	2,483,006
20,490	Perrigo Co. plc	3,168,983

		15,118,706

Semiconductors & Semiconductor Equipment (3.1%):
140,550	Texas Instruments, Inc.	6,626,933
81,200	Xilinx, Inc.	4,406,724

		11,033,657

Software (8.9%):
54,520	Adobe Systems, Inc. *	3,584,145
66,090	Intuit, Inc.	5,137,175
383,610	Microsoft Corp.	15,724,173
76,150	Salesforce.com, Inc. *	4,347,404
43,430	ServiceNow, Inc. *	2,602,326

		31,395,223

Specialty Retail (2.4%):
77,600	Home Depot, Inc. (The)	6,140,488
63,500	Urban Outfitters, Inc. *	2,315,845

		8,456,333

Technology Hardware, Storage & Peripherals (1.2%):
161,000	EMC Corp.	4,413,010

Continued

AZL Dreyfus Research Growth Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (4.9%):
43,630	Michael Kors Holdings, Ltd. *	$4,069,370
60,150	Nike, Inc., Class B	4,442,679
26,470	PVH Corp.	3,302,662
45,380	Under Armour, Inc., Class A *	5,202,363

		17,017,074

Tobacco (2.3%):
99,850	Philip Morris International, Inc.	8,174,720

Total Common Stocks (Cost $244,595,686)		348,823,999

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Affiliated Investment Company (1.0%):
3,427,367	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	3,427,367

Total Affiliated Investment Company (Cost $3,427,367)		3,427,367

Exchange Traded Fund (1.0%):
41,840	iShares Russell 1000 Growth ETF	3,620,834

Total Exchange Traded Fund (Cost $3,568,714)		3,620,834

Total Investment Securities (Cost $251,591,767)(b) - 100.1%		355,872,200
Net other assets (liabilities) - (0.1)%		(496,317)

Net Assets - 100.0%		$355,375,883

Percentages indicated are based on net assets as of March 31, 2014.

*	Non-income producing security.
(a)	The rate represents the effective yield at March 31, 2014.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (7.0%):
$ 2,360,000	AmeriCredit Automobile Receivables Trust, Class A3, Series 2013-5, 0.90%, 9/8/18	$2,364,952
503,246	Auto ABS Compartiment, Class A, Series 2012-2, 2.80%, 4/27/25(a)	699,245
2,160,000	Cabela’s Master Credit Card Trust, Class A2, Series 2013-2A, 0.80%, 8/16/21(a)(b)	2,176,039
1,750,000	Capital Auto Receivables Asset Trust, Class A2, Series 2013-1, 0.62%, 7/20/16	1,750,169
2,560,000	Chrysler Capital Auto Receivables Trust, Class A3, Series 2013-BA, 0.85%, 5/15/18(a)	2,566,370
1,270,000	Chrysler Capital Auto Receivables Trust, Class B, Series 2013-BA, 1.78%, 6/17/19(a)	1,266,533
1,460,000	Chrysler Capital Auto Receivables Trust, Class D, Series 2013-BA, 2.89%, 10/15/20(a)	1,471,753
2,210,000	Citibank Credit Card Issuance Trust, Class A1, Series 2014-A1, 2.88%, 1/23/23	2,221,185
2,090,000	CNH Equipment Trust, Class A3, Series 2013-A, 0.69%, 6/15/18	2,092,391
1,920,000	Credit Acceptance Auto Loan Trust, Class A, Series 2013-1A, 1.21%, 10/15/20(a)	1,920,931
1,053,319	First Investors Auto Owner Trust, Class A2, Series 2013-1A, 0.90%, 10/15/18(a)	1,051,673
420,892	Ford Credit Auto Lease Trust, Class A3, Series 2012-A, 0.85%, 1/15/15	421,028
1,821,000	Ford Credit Auto Owner Trust, Class A3, Series 2013-A, 0.55%, 7/15/17	1,821,857
2,025,000	Ford Credit Floorplan Master Owner Trust, Class A, Series 2012-2, 1.92%, 1/15/19	2,059,380
1,595,000	Golden Credit Card Trust, Class A, Series 2013-1A, 0.41%, 2/15/18(a)(b)	1,592,044
3,290,000	Golden Credit Card Trust, Class A, Series 2014-1A, 0.47%, 3/15/19(a)(b)	3,290,000
2,205,000	HLSS Servicer Advance Receivables Backed Notes, Class AT6, Series 2013-T6, 1.29%, 9/15/44(a)	2,208,308
2,265,000	HLSS Servicer Advance Receivables Trust, Class A2, Series 2013-T2, 1.15%, 5/16/44(a)(b)	2,259,451

Principal Amount		Fair Value
Asset Backed Securities, continued
$ 1,830,000	Nissan Master Owner Trust Receivables, Class A, Series 2013-A, 0.46%, 2/15/18(b)	$1,829,723
1,595,000	PFS Financing Corp., Class A, Series 2012-BA, 0.86%, 10/17/16(a)(b)	1,598,449
1,735,000	PFS Financing Corp., Class A, Series 2013-AA, 0.70%, 2/15/18(a)(b)	1,735,985
1,400,722	Prestige Auto Receivables Trust, Class A2, Series 2013-1A, 1.09%, 2/15/18(a)	1,403,350
2,300,000	Prestige Auto Receivables Trust, Class C, Series 2014-1A, 2.39%, 5/15/20(a)	2,299,753
2,000,000	Santander Drive Auto Receivables Trust, Class B, Series 2013-5, 1.55%, 10/15/18	2,005,187
51,857	Santander Drive Auto Receivables Trust, Class B, Series 2011-S1A, 1.48%, 5/15/17(a)	51,873
315,000	Santander Drive Auto Receivables Trust, Class C, Series 2011-3, 3.09%, 5/15/17	320,397
1,330,000	Santander Drive Auto Receivables Trust, Class B, Series 2012-5, 1.56%, 8/15/18	1,341,703
1,040,000	Santander Drive Auto Receivables Trust, Class B, Series 2012-3, 1.94%, 12/15/16	1,049,755
1,200,000	Santander Drive Auto Receivables Trust, Class C, Series 2012-6, 1.94%, 4/16/18	1,210,333
1,785,000	Santander Drive Auto Receivables Trust, Class B, Series 2013-2, 1.33%, 3/15/18	1,794,183
1,900,000	Santander Drive Auto Receivables Trust, Class C, Series 2013-4, 3.25%, 1/15/20	1,977,102
2,500,000	Santander Drive Auto Receivables Trust, Class A3, Series 2013-A, 1.02%, 1/16/18(a)	2,511,839
2,075,000	Santander Drive Auto Receivables Trust, Class B, Series 2013-A, 1.89%, 10/15/19(a)	2,097,807
522,902	SLM Student Loan Trust, Class A2, Series 2004-B, 0.43%, 6/15/21(b)	517,951
796,724	SLM Student Loan Trust, Class A1, Series 2012-A, 1.55%, 4/15/16(a)(b)	807,121

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities, continued
$ 1,115,000	World Financial Network Credit Card Master Trust, Class A, Series 2012-A, 3.14%, 1/17/23	$1,149,956

Total Asset Backed Securities (Cost $58,687,282)		58,935,776

Collateralized Mortgage Obligations (6.5%):
1,878,169	Banc of America Commercial Mortgage, Inc., Class A1A, Series 2007-3, 5.60%, 6/10/49(b)	2,035,901
1,295,000	Banc of America Large Loan, Class A4B, Series 2010-UB4, 5.00%, 12/20/41(a)(b)	1,295,712
1,330,000	Bank of America Re-Remic Trust, Class A, Series 2012-CLRN, 1.31%, 8/15/29(a)(b)	1,330,838
50,000	Bear Stearns Commercial Mortgage Securities, Inc., Class AM, Series 2005-PW10, 5.45%, 12/15/15(b)	53,124
1,807,826	Bear Stearns Commercial Mortgage Securities, Inc., Class A1A, Series 2006-PW14, 5.19%, 12/11/38	1,975,263
625,000	Bear Stearns Commercial Mortgage Securities, Inc., Class AM, Series 2007-PW16, 5.72%, 6/1/40(b)	696,775
2,055,082	Commercial Mortgage Loan Trust, Class A1A, Series 2008-LS1, 6.00%, 12/10/49(b)	2,308,685
590,000	Commercial Mortgage Pass-Through Certificates, Class AM, Series 2006-C8, 5.35%, 12/10/16	645,596
1,820,000	Commercial Mortgage Trust, Class A4, Series 2014-LC15, 4.01%, 4/10/47	1,871,663
1,100,000	Commercial Mortgage Trust, Class A4, Series 2014-CR16, 4.05%, 4/10/47	1,132,950
828,000	Commercial Mortgage Trust, Class B, Series 2012-LTRT, 3.80%, 10/5/30(a)	778,755
1,065,000	Commercial Mortgage Trust, Class AM, Series 2013-CR11, 4.71%, 10/10/46(b)	1,135,569
2,390,000	Commercial Mortgage Trust, Class A, Series 2013-FL3, 1.52%, 10/13/28(a)(b)	2,404,498
2,930,000	Commercial Mortgage Trust, Class A, Series 2014-TWC, 1.01%, 2/13/32(a)(b)	2,931,839
855,000	Credit Suisse Commercial Mortgage Trust, Class AM, Series 2006-C5, 5.34%, 12/15/39	921,690

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 100,000	Credit Suisse Mortgage Capital Certificates, Class AM, Series 2006-C3, 5.79%, 6/15/16(b)	$108,613
1,940	Credit Suisse Mortgage Capital Certificates, Class A2, Series 2007-C2, 5.45%, 1/15/49(b)	1,927
601,914	DBRR Trust, Class A, Series 2012-EZ1, 0.95%, 9/25/45(a)	602,028
2,241,537	DBRR Trust, Class A, Series 2013-EZ3, 1.64%, 12/18/49(a)(b)	2,248,542
1,320,000	DBUBS Mortgage Trust, Class A2, Series 2011-LC1A, 4.53%, 7/1/19(a)	1,428,691
1,047,063	DBUBS Mortgage Trust, Class A1, Series 2011-LC1A, 3.74%, 6/10/17(a)	1,093,249
700,000	Federal Home Loan Mortgage Corporation Structured Pass-Through Certificates, Class A2, Series K032, 3.31%, 5/25/23(b)	706,983
564,635	FREMF Mortgage Trust, Class B, Series 2013-K712, 3.37%, 5/25/45(a)(b)	558,445
10,855,479	GS Mortgage Securities Trust, Class XA, Series 2013-GC10, 1.76%, 2/10/46(b)	1,125,691
1,100,000	GS Mortgage Securities Trust, Class A, Series 2012-SHOP, 2.93%, 6/5/31(a)	1,115,500
1,500,000	Hilton USA Trust, Class AFX, Series 2013-HLT, 2.66%, 11/5/30(a)	1,503,521
257,080	Holmes Master Issuer plc, Class A2, Series 2010-1A, 1.64%, 10/15/54(a)(b)	257,178
260,258	JPMorgan Chase Commercial Mortgage Securities Corp., Class A2, Series 2007-LD11, 5.80%, 6/15/49(b)	260,380
600,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A, Series 2012-WLDN, 3.90%, 5/5/30(a)	603,261
5,061,741	JPMorgan Chase Commercial Mortgage Securities Corp., Class XA, Series 2012-CBX, 2.00%, 6/15/45(b)	484,591
11,483,488	JPMorgan Chase Commercial Mortgage Securities Corp., Class XA, Series 2013-LC11, 1.58%, 4/15/46(b)	1,078,868
1,266,682	Lanark Master Issuer plc, Class 1A, Series 2012-2A, 1.64%, 12/22/54(a)(b)	1,287,589

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 1,200,000	LB Commercial Conduit Mortgage Trust, Class AM, Series 2007-C3, 5.87%, 7/15/44(b)	$1,340,246
1,093,546	Merrill Lynch Mortgage Trust, Class A4, Series 2004-KEY2, 4.86%, 8/12/39(b)	1,101,774
1,625,076	Merrill Lynch Mortgage Trust, Class A1A, Series 2007-C1, 5.84%, 6/12/50(b)	1,729,026
1,686,186	ML-CFC Commercial Mortgage Trust, Class A1A, Series 2006-4, 5.17%, 12/12/49(b)	1,832,066
2,120,366	ML-CFC Commercial Mortgage Trust, Class A1A, Series 2006-3, 5.41%, 7/12/46(b)	2,306,920
1,395,000	Morgan Stanley BAML Trust, Class C, Series 2013-C13, 4.90%, 11/15/46(b)	1,430,171
2,056,039	Morgan Stanley Capital I Trust, Class A1A, Series 2007-IQ13, 5.31%, 3/15/44	2,256,519
1,400,000	Morgan Stanley Re-Remic Trust, Class B, Series 2011-IO, 0.07%, 3/23/51(a)	1,365,000
836,752	Morgan Stanley Re-Remic Trust, Class A, Series 2012-XA, 2.00%, 7/28/49(a)	838,843
420,373	Morgan Stanley Re-Remic Trust, Class AXB1, Series 2012-IO, 1.00%, 3/29/51(a)	421,937
1,010,000	Motel 6 Trust, Class B, Series 2012-MTL6, 2.74%, 10/5/25(a)	1,014,666
620,000	RBSCF Trust, Class WBTA, Series 2010-RR3, 5.95%, 4/16/17(a)(b)	656,625
617,767	STRIPS, Class A, Series 2012-1A, 1.50%, 12/25/44(a)	611,589
1,900,000	WF-RBS Commercial Mortgate Trust, Class A5, Series 2014-LC14, 4.05%, 3/15/47(b)	1,954,277

Total Collateralized Mortgage Obligations (Cost $55,008,565)		54,843,574

Corporate Bonds (16.4%):
Aerospace & Defense (0.2%):
355,000	Precision Castparts Corp., 2.50%, 1/15/23, Callable 10/15/22 @ 100	330,793
390,000	United Technologies Corp., 3.10%, 6/1/22	389,309
1,040,000	United Technologies Corp., 4.50%, 6/1/42	1,059,002

		1,779,104

Air Freight & Logistics (0.1%):
500,000	FedEx Corp., 5.10%, 1/15/44	518,254

Principal Amount		Fair Value
Corporate Bonds, continued
Banks (1.1%):
$ 1,525,000	Bank of America Corp., Series L, 2.65%, 4/1/19	$1,529,863
1,230,000	Bank of America Corp., 4.00%, 4/1/24, MTN	1,228,552
670,000	Bank of America Corp., 5.00%, 1/21/44, MTN	683,994
1,350,000	JPMorgan Chase & Co., Series G, 0.85%, 2/26/16(b)	1,356,475
840,000	JPMorgan Chase & Co., 4.85%, 2/1/44	856,503
1,565,000	Wells Fargo & Co., 1.25%, 7/20/16	1,578,131
1,170,000	Wells Fargo & Co., 0.87%, 4/23/18(b)	1,180,797
575,000	Wells Fargo & Co., 4.13%, 8/15/23	581,695
360,000	Wells Fargo & Co., 5.38%, 11/2/43	379,221

		9,375,231

Beverages (0.5%):
1,520,000	Anheuser-Busch InBev Finance, Inc., 2.63%, 1/17/23	1,428,410
970,000	Anheuser-Busch InBev Finance, Inc., 4.63%, 2/1/44	995,214
460,000	Anheuser-Busch InBev NV Worldwide, Inc., 5.00%, 4/15/20	519,589
620,000	Anheuser-Busch InBev NV Worldwide, Inc., 2.50%, 7/15/22	585,397
755,000	PepsiCo, Inc., 3.60%, 3/1/24, Callable 12/1/23 @ 100	755,955

		4,284,565

Biotechnology (0.3%):
450,000	Amgen, Inc., 3.63%, 5/15/22, Callable 2/15/22 @ 100	456,491
545,000	Amgen, Inc., 5.15%, 11/15/41, Callable 5/15/41 @ 100	561,468
935,000	Amgen, Inc., 5.38%, 5/15/43, Callable 11/15/42 @ 100	998,989
395,000	Gilead Sciences, Inc., 4.80%, 4/1/44, Callable 10/1/43 @ 100	406,615

		2,423,563

Capital Markets (1.6%):
1,055,000	Ford Motor Credit Co. LLC, 8.13%, 1/15/20	1,330,350
370,000	General Electric Capital Corp., 4.38%, 9/16/20	401,868
555,000	General Electric Capital Corp., Series G, 6.15%, 8/7/37, MTN	673,126
905,000	Goldman Sachs Group, Inc. (The), 0.68%, 3/22/16(b)	902,452
1,175,000	Goldman Sachs Group, Inc. (The), 2.38%, 1/22/18	1,182,807
915,000	Goldman Sachs Group, Inc. (The), 1.44%, 4/30/18(b)	926,678
932,000	Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	950,448
1,090,000	Goldman Sachs Group, Inc. (The), 3.63%, 1/22/23	1,072,240
2,525,000	Morgan Stanley, 6.00%, 4/28/15, MTN	2,665,371

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$ 870,000	Morgan Stanley, 3.75%, 2/25/23	$864,485
615,000	Morgan Stanley, 4.10%, 5/22/23	608,766
650,000	Morgan Stanley, 5.00%, 11/24/25	668,798
275,741	SteelRiver Transmission Co. LLC, 4.71%, 6/30/17(a)	290,760

		12,538,149

Chemicals (0.1%):
555,000	Eastman Chemical Co., 2.40%, 6/1/17	565,544

Communications Equipment (0.0%):
330,000	Cisco Systems, Inc., 2.90%, 3/4/21	329,824

Diversified Consumer Services (0.1%):
1,090,000	General Electric Capital Corp., 0.96%, 4/2/18^(b)	1,100,303

Diversified Financial Services (3.1%):
425,000	Bank of America Corp., Series L, 7.38%, 5/15/14, MTN	428,420
1,650,000	Bank of America Corp., 1.50%, 10/9/15	1,664,627
430,000	Bank of America Corp., Series 1, 3.75%, 7/12/16	454,728
1,245,000	Bank of America Corp., 6.50%, 8/1/16	1,394,467
820,000	Bank of America Corp., 5.63%, 10/14/16	906,052
1,315,000	Bank of America Corp., 0.50%, 10/14/16(b)	1,306,124
1,050,000	Bank of America Corp., Series L, 1.35%, 11/21/16	1,051,620
1,065,000	Bank of America Corp., 1.30%, 3/22/18, MTN(b)	1,076,695
1,925,000	Bank of America Corp., 2.54%, 1/15/19	1,932,594
545,000	Bank of America Corp., 5.70%, 1/24/22	625,292
2,575,000	Capital One Bank USA NA, Series BKNT, 2.25%, 2/13/19	2,555,998
1,155,000	Caterpillar Financial Services Corp., 1.10%, 5/29/15, MTN	1,162,839
1,710,000	Citigroup, Inc., 4.59%, 12/15/15	1,813,710
1,165,000	Citigroup, Inc., 1.25%, 1/15/16	1,169,100
1,260,000	Citigroup, Inc., 1.30%, 4/1/16	1,264,707
1,035,000	Citigroup, Inc., 1.04%, 4/1/16(b)	1,042,078
1,375,000	Daimler Finance NA LLC, 1.88%, 9/15/14(a)	1,383,300
1,090,000	Daimler Finance NA LLC, 1.88%, 1/11/18(a)	1,085,395
730,000	JPMorgan Chase & Co., 2.00%, 8/15/17	740,036
720,000	JPMorgan Chase & Co., 6.00%, 1/15/18	826,353
775,000	JPMorgan Chase & Co., 1.14%, 1/25/18(b)	783,744
125,000	JPMorgan Chase & Co., 4.50%, 1/24/22	134,760
130,000	JPMorgan Chase & Co., 3.25%, 9/23/22	128,062

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Financial Services, continued
$ 360,000	JPMorgan Chase & Co., 5.63%, 8/16/43	$387,091

		25,317,792

Diversified Telecommunication Services (1.1%):
860,000	AT&T, Inc., 0.90%, 2/12/16	859,839
1,294,000	Verizon Communications, Inc., 2.50%, 9/15/16	1,339,898
975,000	Verizon Communications, Inc., 2.45%, 11/1/22, Callable 8/1/22 @ 100	888,508
1,230,000	Verizon Communications, Inc., 5.15%, 9/15/23	1,346,012
950,000	Verizon Communications, Inc., 3.85%, 11/1/42, Callable 5/1/42 @ 100	795,382
3,090,000	Verizon Communications, Inc., 6.55%, 9/15/43	3,760,329

		8,989,968

Electric Utilities (0.5%):
610,000	CenterPoint Energy Houston Electric LLC, 4.50%, 4/1/44, Callable 10/1/43 @ 100	625,634
355,000	DTE Electric Co., Series A, 4.00%, 4/1/43, Callable 10/1/42 @ 100	337,669
1,350,000	Oncor Electric Delivery Co. LLC, 6.38%, 1/15/15	1,408,753
180,000	Oncor Electric Delivery Co. LLC, 7.00%, 9/1/22	223,705
635,000	Pacific Gas & Electric Co., 5.13%, 11/15/43, Callable 5/15/43 @ 100	676,183
250,000	Pacific Gas & Electric Co., 4.75%, 2/15/44, Callable 8/15/43 @ 100	252,950
350,000	PPL Capital Funding, Inc., 5.00%, 3/15/44, Callable 9/15/43 @ 100	354,566
220,000	Southern California Edison Co., Series 06-E, 5.55%, 1/15/37	254,205
185,000	Virginia Electric & Power Co., Series A, 6.00%, 5/15/37	226,252
25,000	Virginia Electric & Power Co., 6.35%, 11/30/37	31,792
200,000	Virginia Electric & Power Co., 4.00%, 1/15/43, Callable 7/15/42 @ 100	188,058

		4,579,767

Electrical Equipment (0.3%):
840,000	Eaton Corp., 1.50%, 11/2/17	835,956
255,000	Eaton Corp., 4.00%, 11/2/32	246,667
1,720,000	General Electric Co., 2.70%, 10/9/22	1,667,034

		2,749,657

Electronic Equipment, Instruments & Components (0.1%):
675,000	Agilent Technologies, Inc., 6.50%, 11/1/17	776,111

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Energy Equipment & Services (0.1%):
$ 475,000	Kerr-McGee Corp., 6.95%, 7/1/24	$575,980

Food & Staples Retailing (0.2%):
550,000	CVS Caremark Corp., 4.00%, 12/5/23, Callable 9/5/23 @ 100	561,948
630,000	Kraft Foods Group, Inc., 2.25%, 6/5/17	645,785
256,000	Kraft Foods Group, Inc., 5.38%, 2/10/20	291,920

		1,499,653

Food Products (0.3%):
1,425,000	Wm. Wrigley Jr. Co., 1.40%, 10/21/16(a)	1,431,058
705,000	Wm. Wrigley Jr. Co., 3.38%, 10/21/20, Callable 9/21/20 @ 100(a)	711,751

		2,142,809

Health Care Providers & Services (0.3%):
380,000	Aetna, Inc., 4.13%, 11/15/42, Callable 5/15/42 @ 100	353,937
725,000	UnitedHealth Group, Inc., 1.40%, 10/15/17	723,037
200,000	UnitedHealth Group, Inc., 3.88%, 10/15/20, Callable 7/15/20 @ 100	211,510
410,000	UnitedHealth Group, Inc., 4.25%, 3/15/43, Callable 9/15/42 @ 100	390,558
325,000	WellPoint, Inc., 3.30%, 1/15/23	311,670
300,000	WellPoint, Inc., 5.10%, 1/15/44	311,438

		2,302,150

Independent Power and Renewable Electricity Producers (0.7%):
220,000	Carolina Power & Light Co., 5.70%, 4/1/35	254,763
430,000	Carolina Power & Light Co., 4.10%, 3/15/43, Callable 9/15/42 @ 100	410,613
300,000	Columbus Southern Power Co., 6.05%, 5/1/18	344,913
100,000	Duke Energy Corp., 3.95%, 9/15/14	101,596
65,000	Florida Power & Light Co., 5.95%, 2/1/38	78,837
845,000	Florida Power Corp., 6.40%, 6/15/38	1,089,654
40,000	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	46,963
450,000	MidAmerican Energy Holdings Co., 6.50%, 9/15/37	556,514
850,000	PacifiCorp, 5.65%, 7/15/18	973,655
395,000	PacifiCorp, 5.75%, 4/1/37	474,474
630,000	PacifiCorp, 4.10%, 2/1/42, Callable 8/1/41 @ 100	602,141
350,000	Progress Energy Carolinas, Inc., 5.30%, 1/15/19	398,116
865,000	Public Service Electric & Gas Co., 2.38%, 5/15/23, Callable 2/15/23 @ 100	798,916

		6,131,155

Principal Amount		Fair Value
Corporate Bonds, continued
Insurance (1.0%):
$ 410,000	ACE INA Holdings, Inc., 4.15%, 3/13/43	$389,056
310,000	American International Group, Inc., 3.00%, 3/20/15	317,407
635,000	American International Group, Inc., 3.80%, 3/22/17	679,387
125,000	American International Group, Inc., Series MP, 5.45%, 5/18/17, MTN	139,493
1,080,000	American International Group, Inc., 4.88%, 6/1/22	1,182,624
690,000	American International Group, Inc., 4.13%, 2/15/24	704,609
405,000	Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	387,095
410,000	Hartford Financial Services Group, Inc. (The), 4.30%, 4/15/43	382,555
555,000	Loews Corp., 4.13%, 5/15/43, Callable 11/15/42 @ 100	500,075
1,710,000	MetLife Institutional Funding II LLC, 1.63%, 4/2/15(a)	1,730,398
1,125,000	MetLife, Inc., 6.75%, 6/1/16	1,261,643
905,000	New York Life Global Funding, 1.65%, 5/15/17(a)	916,615
90,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15, MTN	95,080

		8,686,037

IT Services (0.2%):
1,450,000	IBM Corp., 1.95%, 7/22/16	1,491,997
450,000	MasterCard, Inc., 3.38%, 4/1/24	449,265

		1,941,262

Life Sciences Tools & Services (0.0%):
280,000	Thermo Fisher Scientific, Inc., 5.30%, 2/1/44, Callable 8/1/43 @ 100	301,746

Machinery (0.1%):
605,000	Deere & Co., 2.60%, 6/8/22, Callable 3/8/22 @ 100	578,433

Media (0.9%):
200,000	Comcast Corp., 6.50%, 11/15/35	248,020
330,000	Comcast Corp., 6.45%, 3/15/37	405,969
935,000	Comcast Corp., 4.65%, 7/15/42	932,595
385,000	Comcast Corp., 4.75%, 3/1/44	390,788
575,000	Cox Communications, Inc., 4.70%, 12/15/42(a)	512,276
575,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.50%, 3/1/16	601,023
1,135,000	NBCUniversal Enterprise, Inc., 0.92%, 4/15/18(a)(b)	1,141,666
280,000	NBCUniversal Media LLC, 5.15%, 4/30/20	316,326
129,000	NBCUniversal Media LLC, 5.95%, 4/1/41	152,278
816,000	NBCUniversal Media LLC, 4.45%, 1/15/43	789,438

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$ 525,000	Omnicom Group, Inc., 5.90%, 4/15/16	$574,304
820,000	Scripps Networks Interactive, Inc., 2.70%, 12/15/16	851,017
595,000	Viacom, Inc., 5.25%, 4/1/44, Callable 10/1/43 @ 100	607,938

		7,523,638

Multiline Retail (0.0%):
390,000	Target Corp., 4.00%, 7/1/42	359,793

Multi-Utilities (0.3%):
155,000	CenterPoint Energy Resources Corp., 6.25%, 2/1/37	182,219
675,000	CMS Energy Corp., 5.05%, 3/15/22, Callable 12/15/21 @ 100	750,791
415,000	CMS Energy Corp., 4.70%, 3/31/43, Callable 9/30/42 @ 100	413,301
900,000	DTE Energy Co., Series F, 3.85%, 12/1/23, Callable 9/1/23 @ 100	907,116
505,000	Duke Energy Carolinas LLC, 6.10%, 6/1/37	611,708

		2,865,135

Oil, Gas & Consumable Fuels (1.1%):
58,000	Anadarko Petroleum Corp., 5.75%, 6/15/14	58,591
2,025,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	2,318,249
216,000	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	247,232
425,000	Energy Transfer Partners LP, 4.15%, 10/1/20, Callable 8/1/20 @ 100	438,585
550,000	Energy Transfer Partners LP, 6.50%, 2/1/42, Callable 8/1/41 @ 100	623,333
455,000	Energy Transfer Partners LP, 5.95%, 10/1/43, Callable 4/1/43 @ 100	489,630
500,000	Enterprise Products Operating LLC, 3.90%, 2/15/24, Callable 11/15/23 @ 100	502,614
220,000	Enterprise Products Operating LLC, 5.10%, 2/15/45, Callable 8/15/44 @ 100	227,394
1,415,000	Enterprise Products Operating LLC, Series A, 8.38%, 8/1/66, Callable 8/1/16 @ 100	1,593,643
200,000	Enterprise Products Operating LP, 4.85%, 8/15/42, Callable 2/15/42 @ 100	198,281
530,000	EOG Resources, Inc., 2.45%, 4/1/20, Callable 3/1/20 @ 100	527,899
270,000	Halliburton Co., 4.75%, 8/1/43	279,224
334,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100	341,555
515,000	Noble Energy, Inc., 5.25%, 11/15/43, Callable 5/15/43 @ 100	537,526

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 800,000	Williams Cos., Inc. (The), 3.70%, 1/15/23, Callable 10/15/22 @ 100	$725,987
480,000	Williams Partners LP, 4.00%, 11/15/21	488,050

		9,597,793

Paper & Forest Products (0.2%):
400,000	Georgia-Pacific LLC, 7.70%, 6/15/15	432,737
1,240,000	International Paper Co., 4.75%, 2/15/22, Callable 11/15/21 @ 100	1,340,747

		1,773,484

Pharmaceuticals (0.7%):
795,000	AbbVie, Inc., 2.00%, 11/6/18	788,378
1,040,000	AbbVie, Inc., 4.40%, 11/6/42	1,017,421
1,020,000	Merck & Co., Inc., 0.60%, 5/18/18(b)	1,022,128
345,000	Merck & Co., Inc., 4.15%, 5/18/43	330,570
390,000	Novartis Capital Corp., 4.40%, 5/6/44	393,519
410,000	Pfizer, Inc., 4.30%, 6/15/43	404,865
995,000	Watson Pharmaceuticals, Inc., 1.88%, 10/1/17	990,526
1,174,000	Watson Pharmaceuticals, Inc., 3.25%, 10/1/22, Callable 7/1/22 @ 100	1,125,482

		6,072,889

Real Estate Investment Trusts (REITs) (0.3%):
420,000	American Tower Corp., 5.00%, 2/15/24	437,432
690,000	ARC Properties Operating Partnership LP, 4.60%, 2/6/24, Callable 11/6/23 @ 100(a)	689,722
350,000	Boston Properties, LP, 3.85%, 2/1/23, Callable 11/1/22 @ 100	352,944
620,000	Simon Property Group LP, 3.75%, 2/1/24, Callable 11/1/23 @ 100	623,744

		2,103,842

Road & Rail (0.1%):
370,000	Burlington North Santa Fe LLC, 4.45%, 3/15/43, Callable 9/15/42 @ 100	352,848
445,000	Burlington North Santa Fe LLC, 4.90%, 4/1/44, Callable 10/1/43 @ 100	458,676
240,000	Union Pacific Corp., 4.85%, 6/15/44, Callable 12/15/43 @ 100	251,413

		1,062,937

Software (0.2%):
1,145,000	Microsoft Corp., 3.63%, 12/15/23, Callable 9/15/23 @ 100	1,174,573
505,000	Oracle Corp., 3.63%, 7/15/23	511,373

		1,685,946

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Specialty Retail (0.2%):
$ 365,000	Home Depot, Inc., 4.88%, 2/15/44, Callable 8/15/43 @ 100	$388,027
510,000	Lowe’s Cos., Inc., 5.00%, 9/15/43, Callable 3/15/43 @ 100	541,089
815,000	Penske Truck Leasing Co. LP, 3.13%, 5/11/15(a)	835,080

		1,764,196

Thrifts & Mortgage Finance (0.2%):
975,000	Capital One Bank USA NA, Series BKNT, 1.15%, 11/21/16, Callable 10/21/16 @ 100	974,975
440,000	Capital One Bank USA NA, 3.38%, 2/15/23	428,143

		1,403,118

Tobacco (0.0%):
155,000	Philip Morris International, Inc., 4.50%, 3/20/42	151,711
20,000	Philip Morris International, Inc., 3.88%, 8/21/42	17,553

		169,264

Trading Companies & Distributors (0.1%):
825,000	GATX Corp., 2.50%, 7/30/19	815,192

Wireless Telecommunication Services (0.1%):
535,000	Crown Castle Towers LLC, 6.11%, 1/15/20(a)	613,275
400,000	SBA Tower Trust, 4.25%, 4/15/15(a)	413,444

		1,026,719

Total Corporate Bonds (Cost $135,932,677)		137,711,003

Convertible Preferred Stock(0.1%):
Capital Markets (0.1%):
1,165,000	State Street Capital Trust IV, 1.23%, 6/15/37, Callable 5/15/14 @ 100(b)	955,300

Total Convertible Preferred Stock (Cost $997,624)		955,300

Yankee Dollars (8.7%):
Banks (3.8%):
1,805,000	Achmea Hypotheekbank NV, 0.59%, 11/3/14(a)(b)	1,808,331
2,130,000	Bank of England Euro Note, Series REGS, 0.50%, 3/6/15(a)	2,134,269
790,000	Caixa Economica Federal, 2.38%, 11/6/17(a)	762,350
1,870,000	Credit Suisse Group AG, 5.40%, 1/14/20	2,082,159
710,000	HSBC Holdings plc, 5.25%, 3/14/44	717,921
1,115,000	ING Bank NV, 3.75%, 3/7/17(a)	1,185,306
1,465,000	Kommunalbanken AS, 0.26%, 1/26/15(a)(b)	1,465,101
1,856,000	Kommunalbanken AS, 0.37%, 10/31/16(a)(b)	1,855,851

Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$ 1,110,000	National Bank of Canada, 1.50%, 6/26/15	$1,122,912
805,000	Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, Series G, 1.50%, 2/12/18(a)	799,494
1,740,000	Nederlandse Waterschapsbank NV, Series E, 3.00%, 3/17/15(a)	1,784,095
1,185,000	Nordea Bank AB, 2.38%, 4/4/19(a)	1,179,905
555,000	Nordea Eiendomskreditt AS, 2.13%, 9/22/16(a)	570,905
2,610,000	Oesterreichische Kontrollbank AG, Series G, 1.13%, 7/6/15	2,635,421
990,000	Royal Bank of Canada, 1.45%, 10/30/14	996,735
2,005,000	Royal Bank of Canada, 1.13%, 7/22/16	2,009,858
710,000	Royal Bank of Scotland Group plc, 1.88%, 3/31/17	710,537
2,300,000	Toronto-Dominion Bank, 2.20%, 7/29/15(a)	2,353,843
2,540,000	UBS AG London, 1.88%, 1/23/15(a)	2,569,946
2,915,000	Westpac Banking Corp., 1.38%, 7/17/15(a)	2,947,618
1,490,000	Westpac Banking Corp., 2.45%, 11/28/16^(a)	1,541,286

		33,233,843

Capital Markets (0.2%):
1,355,000	Credit Suisse Guernsey, Ltd., 2.60%, 5/27/16(a)	1,406,584

Chemicals (0.2%):
1,330,000	LyondellBasell Industries NV, 5.00%, 4/15/19, Callable 1/15/19 @ 100	1,480,900

Diversified Financial Services (0.3%):
575,000	BP Capital Markets plc, 4.74%, 3/11/21	637,909
2,190,000	CDP Financial, Inc., 4.40%, 11/25/19(a)	2,416,032

		3,053,941

Energy Equipment & Services (0.1%):
600,000	Schlumberger Investment SA, 3.30%, 9/14/21, Callable 6/14/21 @ 100(a)	612,152

Hotels, Restaurants & Leisure (0.2%):
1,595,000	Carnival Corp., 1.20%, 2/5/16	1,604,575

Insurance (0.0%):
250,000	AIA Group, Ltd., 4.88%, 3/11/44(a)	253,511
310,000	Manulife Financial Corp., 3.40%, 9/17/15	321,318

		574,829

Metals & Mining (0.5%):
1,310,000	BHP Billiton Finance USA, Ltd., 1.13%, 11/21/14	1,316,419
160,000	BHP Billiton Finance USA, Ltd., 2.88%, 2/24/22	156,896
385,000	BHP Billiton Finance USA, Ltd., 5.00%, 9/30/43	407,400

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Metals & Mining, continued
$ 120,000	Codelco, Inc., 3.75%, 11/4/20(a)	$121,385
665,000	Codelco, Inc., 3.88%, 11/3/21(a)	668,924
550,000	Rio Tinto Finance (USA) plc, 4.13%, 8/21/42, Callable 2/21/42 @ 100	500,205
815,000	Xstrata Canada Financial Corp., 2.85%, 11/10/14(a)	822,815

		3,994,044

Multi-National (1.0%):
2,385,000	African Development Bank, 0.75%, 10/18/16	2,379,467
1,640,000	FMS Wertmanagement, 0.63%, 4/18/16	1,642,394
2,790,000	FMS Wertmanagement, 1.63%, 11/20/18	2,771,885
1,700,000	International Finance Corp., 0.88%, 6/15/18	1,647,026

		8,440,772

Oil, Gas & Consumable Fuels (1.0%):
945,000	BP Capital Markets plc, 0.75%, 5/10/18(b)	943,901
575,000	BP Capital Markets plc, 2.75%, 5/10/23	539,286
1,080,000	Petrobras International Finance Co., 3.88%, 1/27/16	1,109,095
50,000	Petroleos Mexicanos, 8.00%, 5/3/19	61,000
107,000	Petroleos Mexicanos, 6.00%, 3/5/20	120,509
1,373,000	Petroleos Mexicanos, 4.88%, 1/18/24	1,417,622
1,120,000	Shell International Finance BV, 2.00%, 11/15/18	1,125,736
295,000	Shell International Finance BV, 4.55%, 8/12/43	304,911
800,000	Statoil ASA, 2.45%, 1/17/23	749,964
1,100,000	Statoil ASA, 3.70%, 3/1/24	1,120,633
175,000	Transocean, Inc., 3.80%, 10/15/22, Callable 7/15/22 @ 100	167,301

		7,659,958

Personal Products (0.2%):
690,000	GlaxoSmithKline Capital plc, 2.85%, 5/8/22	673,633
670,000	Takeda Pharmaceutical Co., Ltd., 1.63%, 3/17/17(a)	675,731

		1,349,364

Pharmaceuticals (0.2%):
650,000	Perrigo Co. plc, 4.00%, 11/15/23, Callable 8/15/23 @ 100(a)	649,748
750,000	Warner Chilcott Co. LLC, 7.75%, 9/15/18	800,625

		1,450,373

Real Estate Investment Trusts (REITs) (0.1%):
680,000	CDP Financial, Inc., 3.00%, 11/25/14(a)	691,601

Sovereign Bonds (0.4%):
1,285,000	Canada Government, 1.63%, 2/27/19	1,276,516

Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bonds, continued
$ 1,349,000	Federal Republic of Brazil, 3.61%, 1/22/21	$1,433,987
364,000	United Mexican States, 5.55%, 1/21/45	386,750

		3,097,253

Thrifts & Mortgage Finance (0.5%):
4,158,000	Credit Suisse Guernsey, Ltd., 1.63%, 3/6/15(a)	4,204,694

Wireless Telecommunication Services (0.0%):
315,000	Virgin Media Secured Finance plc, 6.50%, 1/15/18, Callable 5/15/14 @ 103.25	326,419

Total Yankee Dollars (Cost $72,892,144)		73,181,302

Municipal Bonds (0.6%):
California (0.2%):
700,000	California State, GO, 5.00%, 9/1/42, Callable 9/1/22 @ 100	743,386
570,000	Anaheim California Public Financing Authority Lease Revenue, Series A, 5.00%, 5/1/46, Callable 5/1/24 @ 100	604,730

		1,348,116

Pennsylvania (0.1%):
465,000	Berks County Pennsylvania Municipal Authority Revenue, Series A, 5.00%, 11/1/44, Callable 5/1/22 @ 100	481,219

		481,219

Kentucky (0.1%):
740,000	Kentucky State Economic Development Finance Authority Revenue, Series A, 5.25%, 1/1/45, Callable 1/1/23 @ 100	778,613

		778,613

Massachusetts (0.1%):
450,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B, 5.00%, 10/15/41, Callable 10/15/21 @ 100	484,164

		484,164

New York (0.1%):
905,000	New York City Municipal Finance Authority Water & Sewer System Revenue, Series EE, 5.00%, 6/15/47, Callable 6/15/23 @ 100	956,187
530,000	New York City Municipal Finance Authority Water & Sewer System Revenue, Series BB, 5.00%, 6/15/47, Callable 12/15/22 @ 100	558,625

		1,514,812

Ohio (0.0%):
175,000	Ohio State Turnpike Commission Revenue, Series A-1, 5.00%, 2/15/48, Callable 2/15/23 @ 100	183,024

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Principal Amount		Fair Value
Municipal Bonds, continued

		$183,024

Total Municipal Bonds (Cost $4,764,041)		4,789,948

U.S. Government Agency Mortgages (33.6%):
Federal Farm Credit Bank (0.2%)
2,120,000	2.35%, 4/24/23, Callable 4/24/14 @ 100	1,977,602
Federal Home Loan Bank (0.3%)
2,815,000	1.63%, 6/19/18, Callable 5/19/14 @ 100	2,787,444
Federal Home Loan Mortgage Corporation (4.6%)
1,299,000	1.00%, 9/27/17	1,283,204
2,892,000	2.02%, 7/16/18, Callable 7/16/14 @ 100	2,904,343
2,853	Class KC, Series 2890, 4.50%, 2/15/19	2,860
1,453,707	Class BW, Series 3738, 3.50%, 10/15/28	1,507,323
1,187,000	6.75%, 3/15/31	1,652,535
1,288,000	6.25%, 7/15/32	1,719,189
194,317	5.00%, 7/1/35, Pool #G01840	211,851
261,289	5.00%, 7/1/35, Pool #G01838	284,846
575,690	6.00%, 4/1/39, Pool #G07613	646,778
378,321	4.00%, 12/1/40, Pool #A95856	392,955
810,988	4.00%, 12/1/40, Pool #A95575	842,475
301,430	4.00%, 12/1/40, Pool #A95656	313,145
176,175	3.13%, 3/1/41, Pool #1B8062(b)	184,727
2,543,850	5.50%, 6/1/41, Pool #G07553	2,792,422
1,752,387	Class BU, Series 4150, 4.00%, 2/15/42	1,852,997
587,619	3.50%, 4/1/42, Pool #C03811	591,811
394,761	3.50%, 4/1/42, Pool #C03805	397,207
229,651	4.00%, 5/1/42, Pool #Q08313	238,357
284,919	4.00%, 5/1/42, Pool #G08492	295,764
116,870	4.00%, 6/1/42, Pool #Q08656	121,323
39,420	4.00%, 6/1/42, Pool #C09001	40,920
369,357	2.03%, 7/1/42, Pool #2B0646(b)	379,940
632,095	3.50%, 11/1/42, Pool #Q12841	635,813
595,999	3.00%, 1/1/43, Pool #Q14866	575,403
692,914	3.00%, 3/1/43, Pool #Q16567	668,968
572,250	3.00%, 3/1/43, Pool #Q16673	552,475
395,908	3.00%, 3/1/43, Pool #Q16403	382,226
190,652	3.00%, 4/1/43, Pool #Q17095	184,149
2,800,000	3.50%, 4/15/43	2,813,563
1,100,000	3.50%, 7/1/43, Pool #Q20262	1,106,830
3,900,000	3.00%, 7/1/43, Pool #V80169	3,765,224
396,827	3.50%, 7/1/43, Pool #Q20021	399,911
399,298	3.50%, 7/1/43, Pool #Q20206	402,150
2,157,814	3.00%, 8/1/43, Pool #G07550	2,083,244
900,000	3.50%, 8/1/43, Pool #V80355	906,994
791,238	3.50%, 12/1/43, Pool #G07591	796,142
2,000,000	4.00%, 4/15/44	2,074,766
700,000	5.50%, 4/15/44	769,781
2,400,000	4.50%, 4/15/44	2,558,250
600,000	5.00%, 5/15/44	650,297
2,400,000	4.50%, 5/15/44	2,549,625

		42,532,783

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association (22.8%)
$ 1,065,000	5.00%, 3/2/15, Pool #AQ6099	$1,112,246
267,337	4.00%, 7/1/19, Pool #AE0968	282,662
33,770	Class NT, Series 2009-70, 4.00%, 8/25/19	35,313
476,401	4.00%, 7/1/24, Pool #AL1938	506,772
530,027	5.50%, 7/1/25, Pool #AE0096	584,255
1,909,517	5.50%, 11/1/25, Pool #AL3919	2,074,085
592,824	4.00%, 9/1/26, Pool #AL2683	630,987
2,601,967	2.50%, 4/1/28, Pool #AB9171	2,602,567
1,763,307	2.50%, 4/1/28, Pool #AB9189	1,763,713
6,634,220	2.50%, 5/1/28, Pool #310125	6,635,751
3,260,252	3.50%, 9/1/28, Pool #AL4245	3,424,409
1,200,000	3.50%, 10/1/28, Pool #AV1490	1,261,176
1,039,748	3.50%, 10/1/28, Pool #AV0198	1,092,120
1,300,000	3.50%, 11/1/28, Pool #AL4468	1,366,210
1,300,000	3.50%, 11/1/28, Pool #AV1360	1,365,471
1,056,645	Class CD, Series 2011-56, 3.50%, 1/25/29	1,097,261
900,000	3.50%, 2/1/29, Pool #AL4922	944,183
1,800,000	3.50%, 3/1/29, Pool #AV9233	1,891,867
100,000	4.50%, 4/25/29	105,922
8,500,000	3.00%, 4/25/29	8,731,095
1,100,000	5.00%, 4/25/29	1,170,297
1,200,000	5.50%, 4/25/29	1,278,328
5,250,000	4.00%, 4/25/29	5,550,850
2,605,000	5.67%, 1/15/30(c)	1,368,993
1,500,000	5.70%, 5/15/30(c)	776,583
482,475	5.50%, 1/1/33, Pool #676661	536,764
309,288	5.50%, 5/1/33, Pool #555424	343,868
210,751	5.00%, 7/1/34, Pool #725589	230,147
729,627	5.50%, 2/1/35, Pool #735989	811,173
59,271	6.00%, 4/1/35, Pool #735504	66,635
1,677,119	5.50%, 9/1/36, Pool #995113	1,864,850
2,505,000	7.59%, 7/15/37(c)	931,805
187,816	5.50%, 2/1/38, Pool #961545	207,032
68,776	6.00%, 3/1/38, Pool #889529	76,863
202,832	6.00%, 5/1/38, Pool #889466	226,621
353,921	5.50%, 5/1/38, Pool #889441	390,131
476,016	5.50%, 5/1/38, Pool #889692	524,745
340,573	5.50%, 6/1/38, Pool #995018	375,442
94,626	5.50%, 9/1/38, Pool #889995	104,307
232,247	6.00%, 10/1/38, Pool #889983	258,543
235,404	5.50%, 10/1/39, Pool #AD0362	260,187
213,018	5.50%, 12/1/39, Pool #AD0571	235,603
1,486,351	6.00%, 4/1/40, Pool #AL4141	1,653,474
4,362,081	5.00%, 5/1/40, Pool #AD4085	4,755,592
307,885	6.50%, 5/1/40, Pool #AL1704	343,114
159,889	6.00%, 9/1/40, Pool #AE0823	177,794
1,245,000	Class CY, Series 2010-136, 4.00%, 12/25/40	1,245,864
212,358	2.93%, 2/1/41, Pool #AH6958(b)	222,271
2,237,815	5.00%, 4/1/41, Pool #AH6176	2,449,366
1,689,253	5.00%, 4/1/41, Pool #AH6283	1,851,385
328,772	6.00%, 6/1/41, Pool #AL4142	365,882

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
$ 406,084	3.25%, 7/1/41, Pool #AL0533(b)	$429,493
183,499	4.00%, 5/1/42, Pool #AT6144	191,663
86,426	3.50%, 6/1/42, Pool #AO3107	87,085
86,313	3.50%, 7/1/42, Pool #AO8011	86,944
139,963	2.31%, 7/1/42, Pool #AO6482(b)	144,933
417,415	2.02%, 7/1/42, Pool #AP0006(b)	425,865
1,109,813	3.00%, 1/1/43, Pool #AB7567	1,072,568
1,030,830	3.00%, 1/1/43, Pool #AB7497	996,236
1,031,021	3.00%, 1/1/43, Pool #AB7458	996,421
1,018,681	3.00%, 2/1/43, Pool #AB7766	984,494
673,729	3.00%, 2/1/43, Pool #AB7767	651,119
662,257	3.00%, 2/1/43, Pool #AB8529	640,032
2,634,670	3.00%, 2/1/43, Pool #AR2001	2,546,251
1,423,821	3.00%, 2/1/43, Pool #AL3162	1,376,680
91,110	3.00%, 3/1/43, Pool #AB8712	88,066
754,440	3.00%, 3/1/43, Pool #AR9194	729,487
253,028	3.00%, 3/1/43, Pool #AB8830	244,584
159,011	3.00%, 3/1/43, Pool #AR7568	153,675
278,187	3.00%, 3/1/43, Pool #AR9218	268,851
709,987	3.00%, 3/1/43, Pool #AB8701	686,294
192,243	3.00%, 3/1/43, Pool #AR7576	185,791
196,181	3.00%, 4/1/43, Pool #AT2043	189,597
194,115	3.00%, 4/1/43, Pool #AB8923	187,601
669,304	3.00%, 4/1/43, Pool #AB9016	646,957
92,885	3.00%, 4/1/43, Pool #AB9033	89,785
192,128	3.00%, 4/1/43, Pool #AB8924	185,680
373,236	3.00%, 4/1/43, Pool #AT2040	360,710
122,872	3.00%, 4/1/43, Pool #AT2037	118,748
288,108	3.00%, 4/1/43, Pool #AR8630	278,439
479,192	3.00%, 5/1/43, Pool #AB9173	463,322
2,054,722	3.00%, 5/1/43, Pool #AB9239	1,985,766
341,109	3.00%, 5/1/43, Pool #AB9462	329,953
2,823,846	3.00%, 5/1/43, Pool #AT5974	2,730,285
1,195,278	4.00%, 5/1/43, Pool #AL3692	1,247,122
2,026,157	3.00%, 5/1/43, Pool #AT2721	1,958,159
761,808	3.00%, 5/1/43, Pool #AT2719	736,578
282,617	3.00%, 5/1/43, Pool #AT6654	273,315
287,241	3.00%, 5/1/43, Pool #AL3759	278,388
25,891	3.00%, 6/1/43, Pool #AB9564	25,043
1,092,931	3.50%, 6/1/43, Pool #AT7682	1,100,866
405,775	3.00%, 6/1/43, Pool #AB9662	392,505
295,181	3.50%, 6/1/43, Pool #AT6308	297,325
130,643	3.00%, 6/1/43, Pool #AT7676	126,334
871,474	3.50%, 7/1/43, Pool #AB9864	877,817
2,892,041	3.50%, 7/1/43, Pool #AL4009	2,916,802
3,010,487	3.50%, 7/1/43, Pool #AL4014	3,034,389
331,315	3.50%, 7/1/43, Pool #AT4327	334,133
881,329	3.50%, 7/1/43, Pool #AL4010	888,051
360,412	3.50%, 7/1/43, Pool #AT8464	363,255
292,331	3.50%, 7/1/43, Pool #AT9147	294,453
292,366	3.50%, 8/1/43, Pool #AU0600	294,492
291,195	3.50%, 8/1/43, Pool #AU0567	293,310
976,393	3.50%, 8/1/43, Pool #AS0209	983,803
192,158	3.50%, 8/1/43, Pool #AU3271	193,554
900,000	4.00%, 8/1/43, Pool #AL5096	935,965
196,053	3.50%, 8/1/43, Pool #AU0613	197,539
98,820	3.50%, 8/1/43, Pool #AU3270	99,570
98,829	3.50%, 8/1/43, Pool #AU3267	99,668
195,409	3.50%, 8/1/43, Pool #AU0570	196,889
5,900,000	4.50%, 8/1/43, Pool #AL5097	6,298,941
3,701,268	3.50%, 8/1/43, Pool #AU3741	3,728,193

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
$ 394,000	4.00%, 9/1/43, Pool #AS0547	$410,289
216,150	4.00%, 9/1/43, Pool #AU5750	225,049
1,672,835	4.00%, 9/1/43, Pool #AS0531	1,741,993
462,150	4.00%, 10/1/43, Pool #AL4312	481,455
1,409,170	4.00%, 10/1/43, Pool #AL4311	1,469,962
72,255	4.00%, 10/1/43, Pool #AV0438	75,236
189,791	4.00%, 11/1/43, Pool #890549	197,752
1,941,539	4.00%, 11/1/43, Pool #890567	2,027,052
1,776,542	4.00%, 12/1/43, Pool #AL4598	1,853,641
990,895	3.50%, 12/1/43, Pool #AL4682	999,339
99,409	4.00%, 12/1/43, Pool #AS1232	103,580
796,447	4.00%, 12/1/43, Pool #AV4889	829,436
99,605	4.00%, 12/1/43, Pool #AV3914	103,807
596,455	4.00%, 12/1/43, Pool #AS1201	621,114
598,122	4.00%, 1/1/44, Pool #AV2357	624,212
2,791,812	2.91%, 1/1/44, Pool #AV7743(b)	2,868,538
1,091,600	4.00%, 1/1/44, Pool #AS1551	1,138,737
396,136	4.00%, 1/1/44, Pool #AV2356	413,783
99,295	4.00%, 1/1/44, Pool #AS1456	103,583
114,896	3.50%, 1/1/44, Pool #AS1453	115,875
183,896	3.50%, 1/1/44, Pool #AS1539	185,353
98,992	4.00%, 1/1/44, Pool #AS1460	103,408
355,183	4.00%, 2/1/44, Pool #AL4915	369,214
1,094,419	4.00%, 2/1/44, Pool #AS1773	1,143,120
290,767	4.00%, 2/1/44, Pool #AL4917	302,254
891,912	4.00%, 2/1/44, Pool #AL4840	927,147
8,982,500	3.50%, 4/25/44	9,035,835
5,300,000	4.50%, 4/25/44	5,653,610
10,800,000	4.00%, 4/25/44	11,225,251
4,900,000	5.00%, 4/25/44	5,342,149
1,200,000	2.50%, 4/25/44	1,109,109
600,000	5.50%, 5/25/44	661,711
2,300,000	6.00%, 5/25/44	2,560,816
7,800,000	4.50%, 5/25/44	8,292,376
10,600,000	4.00%, 5/25/44	10,979,282
1,364,549	3.50%, 12/31/49, Pool #AL4543	1,374,837

		192,852,313

Government National Mortgage Association (5.7%)
63,012	4.50%, 9/15/33, Pool #615516	68,568
226,802	5.00%, 12/15/33, Pool #783571	250,466
73,561	6.50%, 8/20/38, Pool #4223	82,525
114,495	6.50%, 10/15/38, Pool #673213	134,311
40,926	6.50%, 11/20/38, Pool #4292	46,274
85,823	6.50%, 12/15/38, Pool #782510	97,809
749,319	5.00%, 1/15/39, Pool #782557	823,046

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
$ 523,872	5.00%, 4/15/39, Pool #782619	$574,170
53,756	5.00%, 6/15/39, Pool #782696	59,604
416,138	5.00%, 10/20/39, Pool #4559	454,281
121,138	4.50%, 1/15/40, Pool #728627	130,984
330,797	5.00%, 5/15/40, Pool #782958	363,785
330,185	4.50%, 7/15/40, Pool #745793	356,869
556,990	4.50%, 10/15/40, Pool #783609	602,937
173,971	4.50%, 2/15/41, Pool #738019	187,955
30,825	5.00%, 4/20/41, Pool #5018	33,765
500,432	4.50%, 6/20/41, Pool #783590	540,892
66,622	5.00%, 6/20/41, Pool #5083	73,109
332,985	4.50%, 7/20/41, Pool #783584	359,908
34,487	5.00%, 7/20/41, Pool #5116	37,841
1,122,233	4.50%, 7/20/41, Pool #5115	1,209,799
389,853	4.50%,11/15/41, Pool #783610	421,897
6,700,000	3.00%, 4/20/43	6,587,985
3,300,000	4.50%, 4/20/43	3,557,297
4,807,435	3.50%, 4/20/43, Pool #MA0934	4,913,697
5,500,000	3.50%, 4/20/43	5,612,578
7,095,330	4.00%, 2/20/44, Pool #MA1678	7,469,123
1,100,000	3.00%, 4/15/44	1,081,609
3,700,000	3.50%, 4/15/44	3,774,578
400,000	4.50%, 4/15/44	431,125
500,000	5.00%, 4/15/44	546,094
950,000	4.00%, 4/4/47, Pool #MA1678	978,496
9,330,000	1.23%, 4/10/47, Pool #MA1678	751,038

		42,614,415

Total U.S. Government Agency Mortgages (Cost $283,234,374)		282,764,557

U.S. Treasury Obligations (28.7%):
U.S. Treasury Bonds (2.6%)
2,600,000	4.75%, 2/15/37	3,159,811
3,940,000	4.50%, 8/15/39	4,634,425
431,000	2.75%, 8/15/42	367,966
890,000	2.88%, 5/15/43	776,803
12,412,800	3.63%, 2/15/44	12,556,317

		21,495,322

U.S. Treasury Notes (26.1%)
21,775,000	0.25%, 2/29/16^	21,717,166
100,680,000	0.75%, 3/15/17	100,302,449
37,270,000	1.63%, 3/31/19	37,080,743
20,515,000	2.00%, 2/28/21#	20,125,543
35,295,000	2.25%, 3/31/21	35,162,644
4,335,000	2.63%, 2/15/24	4,344,485

		218,733,030

Total U.S. Treasury Obligations (Cost $240,248,911)		240,228,352

Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (2.7%):
22,810,891	Allianz Variable Insurance Products Securities Lending Collateral Trust (d)	$22,810,891

Total Securities Held as Collateral for Securities on Loan (Cost $22,810,891)		22,810,891

Shares		Fair Value
Unaffiliated Investment Company (13.3%):
111,586,075	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (c)	111,586,075

Total Unaffiliated Investment Company (Cost $111,586,075)		111,586,075

Total Investment Securities (Cost $986,162,584)(e) - 117.6%		987,806,778
Net other assets (liabilities) - (17.6)%		(149,440,856)

Net Assets - 100.0%		$838,365,922

Percentages indicated are based on net assets as of March 31, 2014.

GO	-	General Obligation
MTN	-	Medium Term Note
REMIC	-	Real Estate Mortgage Investment Conduit

^	This security or a partial position of this security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014, was $22,356,019.
#	A portion of this security was held in a segregated account to cover margin requirements for futures contracts. At March 31, 2014, the aggregate amount held in a segregated account was $504,775.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate presented represents the rate in effect at March 31, 2014. The date presented represents the final maturity date.
(c)	The rate represents the effective yield at March 31, 2014.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2014.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Securities Sold Short (-2.0%):
Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Federal National Mortgage Association - April TBA	2.50%	4/25/29	$(10,900,000)	$(10,903,827)	$(10,891,484)	$12,343
Federal Home Loan Mortgage Corporation - April TBA	3.00%	4/15/44	(1,700,000)	(1,638,375)	(1,638,441)	(66)
Federal National Mortgage Association - April TBA	3.00%	4/25/44	(400,000)	(385,063)	(386,062)	(999)
Federal National Mortgage Association - April TBA	3.50%	4/25/29	(5,000,000)	(5,260,719)	(5,242,188)	18,531
Government National Mortgage Association - April TBA	4.00%	4/20/43	(600,000)	(631,219)	(630,469)	750

				$(18,819,203)	$(18,788,644)	$30,559

Futures Contracts Securities with an aggregate fair value of $504,775 has been segregated to cover margin requirements for the following open contracts as of March 31,2014:
Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 2-Year Note June Futures	Short	6/30/14	(44)	$(9,660,750)	$11,624
U.S. Treasury Long Bond June Futures	Long	6/19/14	79	10,524,281	141,787
Ultra Long Term U.S. Treasury Bond June Futures	Long	6/19/14	4	577,875	201
U.S. Treasury 5-Year Note June Futures	Long	6/30/14	160	19,032,500	(121,768)
U.S. Treasury 10-Year Note June Futures	Long	6/19/14	161	19,883,500	(30,386)

Total					$1,458

Forward Currency Contracts

At March 31, 2014, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
European Euro	Barclays Bank	4/22/14	528,000	$717,887	$727,286	$(9,399)

				$717,887	$727,286	$(9,399)

See accompanying notes to the schedules of portfolio investments.

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (97.2%):
Aerospace & Defense (2.7%):
76,450	Curtiss-Wright Corp.	$4,857,633
52,140	Esterline Technologies Corp. *	5,554,995
35,675	Triumph Group, Inc.	2,303,892

		12,716,520

Auto Components (0.8%):
62,325	Tenneco, Inc. *	3,619,213

Banks (12.2%):
168,493	Capital Bank Financial Corp. *	4,230,859
54,235	City Holding Co. ^	2,432,982
110,725	East West Bancorp, Inc.	4,041,463
555,150	F.N.B. Corp.	7,439,009
157,225	FirstMerit Corp.	3,274,997
73,195	Independent Bank Corp.	2,881,687
193,825	Investors Bancorp, Inc.	5,357,322
113,150	PacWest Bancorp	4,866,581
152,425	Popular, Inc. *	4,723,651
413,925	Susquehanna Bancshares, Inc.	4,714,606
951,900	Synovus Financial Corp.	3,226,941
88,025	Talmer BanCorp, Inc., Class A *	1,288,686
154,625	Webster Financial Corp.	4,802,653
98,975	Wintrust Financial Corp.	4,816,124

		58,097,561

Biotechnology (1.4%):
54,225	Alkermes plc *	2,390,780
29,150	Cubist Pharmaceuticals, Inc. *	2,132,323
299,500	Spectrum Pharmaceuticals, Inc. *^	2,348,080

		6,871,183

Building Products (0.5%):
78,425	USG Corp. *	2,566,066

Chemicals (2.6%):
62,000	Cabot Corp.	3,661,720
230,700	Huntsman Corp.	5,633,694
95,750	OM Group, Inc.	3,180,815

		12,476,229

Commercial Services & Supplies (0.8%):
36,375	UniFirst Corp.	3,999,068

Communications Equipment (2.5%):
65,600	Black Box Corp.	1,596,704
156,800	Finisar Corp. *	4,156,768
255,625	SeaChange International, Inc. *	2,668,725
48,500	ViaSat, Inc. *	3,348,440

		11,770,637

Construction & Engineering (0.9%):
56,350	Granite Construction, Inc.	2,250,056
76,800	Tutor Perini Corp. *	2,201,856

		4,451,912

Containers & Packaging (0.6%):
123,850	Berry Plastics Group, Inc. *	2,867,128

Diversified Consumer Services (0.4%):
136,400	Bridgepoint Education, Inc. *	2,030,996

Diversified Financial Services (0.5%):
85,150	PHH Corp. *	2,200,276

Electric Utilities (4.9%):
143,425	Cleco Corp.	7,254,437
302,650	Great Plains Energy, Inc.	8,183,655
142,025	IDACORP, Inc.	7,878,126

		23,316,218

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components (1.8%):
31,850	Anixter International, Inc.	$3,233,412
71,698	CTS Corp.	1,497,054
68,625	Insight Enterprises, Inc. *	1,723,174
108,725	Sanmina Corp. *	1,897,251

		8,350,891

Energy Equipment & Services (2.5%):
147,900	Exterran Holdings, Inc.	6,489,852
430,500	Precision Drilling Corp.	5,153,085

		11,642,937

Food Products (3.2%):
107,100	Hillshire Brands Co.	3,990,546
112,150	Pinnacle Foods, Inc.	3,348,799
630,275	Rite AID Corp. *	3,951,824
133,500	WhiteWave Foods Co., Class A *	3,810,090

		15,101,259

Gas Utilities (1.3%):
128,725	Atmos Energy Corp.	6,066,809

Health Care Equipment & Supplies (3.0%):
66,325	Alere, Inc. *	2,278,264
90,800	Cynosure, Inc., Class A *	2,660,440
151,009	Merit Medical Systems, Inc. *	2,159,429
109,900	Tornier NV *	2,332,078
154,925	Wright Medical Group, Inc. *	4,813,519

		14,243,730

Health Care Providers & Services (1.2%):
44,700	Magellan Health Services, Inc. *	2,652,945
39,225	Universal Health Services, Inc., Class B	3,219,196

		5,872,141

Hotels, Restaurants & Leisure (0.6%):
213,975	Orient-Express Hotel, Ltd. *	3,083,380

Household Durables (2.1%):
237,275	KB Home ^	4,031,302
107,900	La-Z-Boy, Inc.	2,924,090
55,300	Tempur-Pedic International, Inc. *	2,802,051

		9,757,443

Insurance (6.2%):
153,650	American Equity Investment Life Holding Co.	3,629,213
94,647	Argo Group International Holdings, Ltd.	4,344,297
291,025	CNO Financial Group, Inc.	5,267,553
204,225	Fidelity & Guaranty Life	4,819,710
115,725	Hanover Insurance Group, Inc. (The)	7,110,143
315,700	Maiden Holdings, Ltd.	3,939,936

		29,110,852

Internet Software & Services (0.3%):
32,600	j2 Global, Inc.	1,631,630

IT Services (0.9%):
58,525	CSG Systems International, Inc.	1,523,991
87,975	Unisys Corp. *	2,679,719

		4,203,710

Life Sciences Tools & Services (0.5%):
100,650	Bruker Corp. *	2,293,814

Machinery (4.4%):
107,725	Barnes Group, Inc.	4,144,181

Continued

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
104,125	Manitowoc Co., Inc. (The)	$3,274,731
83,100	Terex Corp.	3,681,330
86,250	Trinity Industries, Inc.	6,216,037
261,725	Wabash National Corp. *	3,601,336

		20,917,615

Marine (0.7%):
279,750	Diana Shipping, Inc. *^	3,354,203

Media (1.5%):
96,925	Cinemark Holdings, Inc.	2,811,794
130,400	Lions Gate Entertainment Corp. ^	3,485,592
71,075	National CineMedia, Inc.	1,066,125

		7,363,511

Metals & Mining (2.5%):
118,075	Allegheny Technologies, Inc.	4,449,066
233,400	Stillwater Mining Co. *	3,456,654
109,225	US Silica Holdings, Inc. ^	4,169,118

		12,074,838

Oil, Gas & Consumable Fuels (4.5%):
259,125	Bill Barrett Corp. *^	6,633,600
53,700	PDC Energy, Inc. *	3,343,362
38,275	SM Energy Co.	2,728,625
152,975	Teekay Shipping Corp.	8,603,314

		21,308,901

Paper & Forest Products (1.2%):
112,225	KapStone Paper & Packaging Corp. *	3,236,569
153,700	Louisiana-Pacific Corp. *	2,592,919

		5,829,488

Pharmaceuticals (0.9%):
47,075	Impax Laboratories, Inc. *	1,243,722
100,000	Medicines Co. (The) *	2,842,000

		4,085,722

Professional Services (0.8%):
131,100	Trueblue, Inc. *	3,835,986

Real Estate Investment Trusts (REITs) (12.3%):
111,475	Associated Estates Realty Corp.	1,888,387
239,075	Colony Financial, Inc.	5,247,696
397,750	FelCor Lodging Trust, Inc.	3,595,660
276,575	First Potomac Realty Trust	3,573,349
153,850	LaSalle Hotel Properties	4,817,044
541,875	Lexington Realty Trust ^	5,911,856
466,100	MFA Financial, Inc.	3,612,275
629,125	New Residential Investment Corp.	4,070,439
480,850	NorthStar Realty Finance Corp.	7,760,918
402,975	Starwood Property Trust, Inc.	9,506,179
80,610	Starwood Waypoint Residential Trust *	2,320,762
122,850	Sun Communities, Inc.	5,539,307

		57,843,872

Road & Rail (1.0%):
193,025	Swift Transportation Co. *	4,777,369

Semiconductors & Semiconductor Equipment (4.5%):
119,525	Advanced Energy Industries, Inc. *	2,928,363
243,025	Atmel Corp. *	2,031,689
310,075	Brooks Automation, Inc.	3,389,119

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
253,850	Cypress Semiconductor Corp. ^	$2,607,040
158,100	Fairchild Semiconductor International, Inc. *	2,180,199
246,625	Lattice Semiconductor Corp. *	1,933,540
82,125	MKS Instruments, Inc.	2,454,716
61,375	Tessera Technologies, Inc.	1,450,291
60,825	Veeco Instruments, Inc. *	2,550,392

		21,525,349

Software (0.5%):
48,750	Verint Systems, Inc. *	2,287,838

Specialty Retail (0.9%):
36,550	Group 1 Automotive, Inc.	2,399,873
64,525	Rent-A-Center, Inc.	1,716,365

		4,116,238

Technology Hardware, Storage & Peripherals (0.4%):
1,479,516	Quantum Corp. *	1,805,010

Textiles, Apparel & Luxury Goods (2.2%):
134,700	Crocs, Inc. *	2,101,320
64,825	Deckers Outdoor Corp. *	5,168,497
93,125	Skechers U.S.A., Inc., Class A *	3,402,788

		10,672,605

Thrifts & Mortgage Finance (2.6%):
200,353	Flushing Financial Corp.	4,221,438
266,075	Radian Group, Inc.	3,999,107
60,100	WSFS Financial Corp.	4,292,943

		12,513,488

Tobacco (0.9%):
192,925	Vector Group, Ltd. ^	4,155,605

Trading Companies & Distributors (1.0%):
51,050	United Rentals, Inc. *	4,846,687

Total Common Stocks (Cost $392,294,721)		461,655,928

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (5.2%):
$ 24,800,209	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	24,800,209

Total Securities Held as Collateral for Securities on Loan (Cost $24,800,209)		24,800,209

Unaffiliated Investment Company (2.9%):
13,899,778	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	13,899,778

Total Unaffiliated Investment Company (Cost $13,899,778)		13,899,778

Total Investment Securities (Cost $430,994,708)(c) - 105.3%		500,355,915
Net other assets (liabilities) - (5.3)%		(25,117,005)

Net Assets - 100.0%		$475,238,910

Continued

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Percentages indicated are based on net assets as of March 31, 2014.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014, was $24,527,915.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2014.
(b)	The rate represents the effective yield at March 31, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (58.6%):
Aerospace & Defense (0.6%):
87,790	BAE Systems plc	$609,788
17,723	Huntington Ingalls Industries, Inc.	1,812,354
7,200	Lockheed Martin Corp.	1,175,328
6,370	Raytheon Co.	629,292

		4,226,762

Air Freight & Logistics (0.6%):
9,890	FedEx Corp.	1,311,018
203,365	TNT Express NV	2,002,852
7,110	United Parcel Service, Inc., Class B	692,372

		4,006,242

Airlines (0.9%):
139,520	Deutsche Lufthansa AG, Registered Shares *	3,654,109
301,890	International Consolidated Airlines Group SA *	2,101,851

		5,755,960

Auto Components (0.4%):
25,441	Compagnie Generale des Establissements Michelin SCA, Class B	3,186,453

Automobiles (1.0%):
40,000	Ford Motor Co.	624,000
78,442	General Motors Co.	2,699,974
176,000	Mazda Motor Corp.	779,497
250,100	Nissan Motor Co., Ltd.	2,226,190
25,200	Toyota Motor Corp.	1,418,431

		7,748,092

Banks (4.7%):
35,200	Bangkok Bank Public Co., Ltd.	194,072
46,750	Barclays plc	182,326
35,350	BNP Paribas SA	2,732,492
23,852	CIT Group, Inc.	1,169,225
9,886	Columbia Banking System, Inc.	281,949
71,610	Commerzbank AG *	1,317,365
5,306	Commonwealth Bank of Australia	381,868
177,690	Credit Agricole SA *	2,805,957
105,000	DBS Group Holdings, Ltd.	1,352,141
159,752	HSBC Holdings plc	1,622,483
38,540	HSBC Holdings plc	390,162
8,619	ICICI Bank, Ltd., ADR	377,512
577,045	Intesa Sanpaolo SpA	1,959,359
80,977	KB Financial Group, Inc.	2,841,667
44,952	PNC Financial Services Group, Inc.	3,910,824
9,100	Royal Bank of Canada	600,108
11,397	Societe Generale	703,476
92,673	SunTrust Banks, Inc.	3,687,459
9,400	Toronto-Dominion Bank (The)	440,787
364,398	UniCredit SpA	3,335,411
112,841	Wells Fargo & Co.	5,612,711

		35,899,354

Beverages (0.6%):
28,090	Coca-Cola Co. (The)	1,085,959
20,102	Coca-Cola Enterprises, Inc.	960,072
23,627	PepsiCo, Inc.	1,972,854
5,613	Pernod Ricard SA	653,875

		4,672,760

Shares		Fair Value
Common Stocks, continued
Biotechnology (0.4%):
23,990	Amgen, Inc.	$2,958,927

Capital Markets (0.9%):
115,456	Credit Suisse Group AG, Registered Shares	3,739,739
92,525	Morgan Stanley	2,884,004

		6,623,743

Chemicals (1.3%):
12,000	Agrium, Inc. ^	1,170,240
35,458	Akzo Nobel NV	2,904,931
62,170	Dow Chemical Co. (The)	3,020,840
17,620	E.I. du Pont de Nemours & Co.	1,182,302
15,000	LyondellBasell Industries NV, Class A	1,334,100
13,950	Mosaic Co. (The)	697,500
7,560	Potash Corp. of Saskatchewan, Inc.	273,823

		10,583,736

Commercial Services & Supplies (0.4%):
230	CEVA Group plc *	287,063
20,350	Republic Services, Inc.	695,156
190,900	Serco Group plc	1,339,504
16,210	Waste Management, Inc.	681,955

		3,003,678

Communications Equipment (1.2%):
154,360	Brocade Communications Systems, Inc. *	1,637,760
242,959	Cisco Systems, Inc.	5,444,711
137,630	Telefonaktiebolaget LM Ericsson, B Shares ^	1,834,287

		8,916,758

Construction & Engineering (0.1%):
16,150	Carillion plc	97,599
20,840	FLSmidth & Co. A/S ^	1,054,666

		1,152,265

Construction Materials (0.4%):
104,191	CRH plc	2,904,373

Containers & Packaging (0.2%):
43,374	MeadWestvaco Corp.	1,632,597

Diversified Financial Services (2.4%):
100,000	Bank of America Corp.	1,720,000
1,251	Bond Street Holdings LLC, Class A *(a)	21,267
99,080	Citigroup, Inc.	4,716,208
11,522	Deutsche Boerse AG	916,806
288,084	ING Groep NV *	4,093,992
121,450	JPMorgan Chase & Co.	7,373,230

		18,841,503

Diversified Telecommunication Services (1.4%):
65,820	AT&T, Inc.	2,308,308
10,000	CenturyLink, Inc.	328,400
25,849	China Telecom Corp., Ltd., ADR ^	1,190,863
286,680	Koninklijke (Royal) KPN NV *	1,014,341
517,520	Singapore Telecommunications, Ltd.	1,505,154
163,649	Telefonica SA	2,590,993
84,310	Telstra Corp., Ltd.	397,598
21,203	Verizon Communications, Inc. *	1,010,959
4,288	Verizon Communications, Inc.	203,980

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
41,092	Vivendi	$1,146,218

		11,696,814

Electric Utilities (1.5%):
15,000	American Electric Power Co., Inc.	759,900
30,897	Duke Energy Corp.	2,200,484
24,782	Entergy Corp.	1,656,677
29,000	Exelon Corp.	973,240
24,000	FirstEnergy Corp.	816,720
200,000	HK Electric Investments, Ltd. *^	129,618
16,670	NextEra Energy, Inc.	1,593,985
13,620	Pepco Holdings, Inc.	278,938
22,920	PPL Corp.	759,569
48,220	Southern Co. (The)	2,118,787

		11,287,918

Electrical Equipment (0.2%):
47,390	Alstom SA	1,295,947
101,615	Dongfang Electric Corp., Ltd., H Shares	158,260

		1,454,207

Electronic Equipment, Instruments & Components (0.2%):
49,730	Flextronics International, Ltd. *	459,505
10,283	TE Connectivity, Ltd.	619,139

		1,078,644

Energy Equipment & Services (2.1%):
88,257	Baker Hughes, Inc.	5,738,471
14,186	Ensco plc, Class A, ADR	748,737
26,442	Fugro NV	1,627,718
53,314	Halliburton Co.	3,139,661
61,560	Noble Corp. plc	2,015,474
54,444	Transocean, Ltd. ^	2,250,715

		15,520,776

Food & Staples Retailing (2.0%):
62,431	CVS Caremark Corp.	4,673,585
69,420	Kroger Co. (The)	3,030,183
13,330	Metro AG	544,560
835,192	Tesco plc	4,115,565
48,813	Walgreen Co.	3,223,122

		15,587,015

Gas Utilities (0.0%):
2,870	AGL Resources, Inc.	140,515

Health Care Equipment & Supplies (1.3%):
37,280	Getinge AB, B Shares ^	1,051,095
134,102	Medtronic, Inc.	8,252,637
11,520	Stryker Corp.	938,534

		10,242,266

Health Care Providers & Services (0.6%):
43,516	CIGNA Corp.	3,643,594
11,530	WellPoint, Inc.	1,147,812

		4,791,406

Hotels, Restaurants & Leisure (0.0%):
2,680	McDonald’s Corp.	262,720

Independent Power and Renewable Electricity Producers (0.3%):
15,370	Dynegy, Inc. *	383,328
58,183	NRG Energy, Inc.	1,850,219

		2,233,547

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates (0.7%):
89,340	General Electric Co.	$2,313,013
37,630	Koninklijke Philips Electronics NV	1,323,669
13,540	Siemens AG, Registered Shares	1,821,994

		5,458,676

Insurance (3.1%):
30,687	ACE, Ltd.	3,039,854
1,192	AEGON NV	10,964
4,883	Alleghany Corp. *	1,989,237
13,897	Allstate Corp. (The)	786,292
96,616	American International Group, Inc.	4,831,766
271,627	Aviva plc	2,163,070
81,653	AXA SA	2,125,749
50,737	MetLife, Inc.	2,678,914
7,850	Muenchener Rueckversicherungs- Gesellschaft AG, Registered Shares	1,714,785
22,760	Swiss Re AG	2,112,440
980	White Mountains Insurance Group, Ltd.	587,902
4,261	Zurich Insurance Group AG	1,309,782

		23,350,755

Machinery (0.8%):
18,230	Caterpillar, Inc.	1,811,516
112,179	CNH Industrial NV *	1,292,446
8,060	Deere & Co.	731,848
3,788	Federal Signal Corp. *	56,441
39,476	Navistar International Corp. *^	1,337,052
7,352	Stanley Black & Decker, Inc.	597,276

		5,826,579

Marine (0.4%):
247	A.P. Moller - Maersk A/S, Class B ^	2,969,932

Media (2.7%):
34,655	CBS Corp., Class B	2,141,679
608	CBS Outdoor Americas, Inc. *	17,784
49,542	Comcast Corp., Special Class A	2,415,668
79,090	News Corp., Class A *	1,361,930
56,390	Reed Elsevier NV	1,220,137
200,450	Reed Elsevier plc	3,064,918
20,061	Time Warner Cable, Inc.	2,751,968
2,462	Tribune Co., B Shares *	196,098
5,213	Tribune Co. *(b)(c)	—
4,015	Tribune Co. *	319,795
54,630	Twenty-First Century Fox, Inc.	1,746,521
114,394	Twenty-First Century Fox, Inc., Class B	3,559,941
5,920	Viacom, Inc., Class B	503,141
7,300	Walt Disney Co. (The)	584,511

		19,884,091

Metals & Mining (2.4%):
50,640	Anglo American plc	1,291,326
11,046	AngloGold Ashanti, Ltd., ADR ^	188,666
27,100	Barrick Gold Corp.	483,193
65,240	BHP Billiton plc	2,013,490

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
121,395	Freeport-McMoRan Copper & Gold, Inc.	$4,014,533
33,460	Goldcorp, Inc.	819,101
70,806	Mining and Metallurgical Co. Norilsk Nickel, ADR	1,186,001
38,760	Newmont Mining Corp.	908,534
8,027	POSCO	2,234,433
49,478	Rio Tinto plc, Registered Shares, ADR ^	2,762,357
54,846	ThyssenKrupp AG *	1,472,207

		17,373,841

Multiline Retail (0.5%):
26,670	Kohl’s Corp.	1,514,856
147,710	Marks & Spencer Group plc	1,112,640
25,580	Target Corp.	1,547,846

		4,175,342

Multi-Utilities (0.8%):
17,270	Dominion Resources, Inc.	1,225,997
11,256	GDF Suez	308,405
38,710	PG&E Corp.	1,672,273
22,060	Public Service Enterprise Group, Inc.	841,368
11,070	Sempra Energy	1,071,133
3,650	TECO Energy, Inc.	62,598
27,390	Xcel Energy, Inc.	831,560

		6,013,334

Oil, Gas & Consumable Fuels (6.9%):
38,090	Apache Corp.	3,159,566
73,139	BG Group plc	1,363,852
55,000	BP plc, ADR	2,645,500
370,731	BP plc	2,968,468
39,300	Canadian Oil Sands, Ltd.	824,543
15,000	Chesapeake Energy Corp.	384,300
16,800	Chevron Corp.	1,997,688
293,500	China Shenhua Energy Co., Ltd., H Shares	848,569
40,400	CONSOL Energy, Inc.	1,613,980
97,864	Eni SpA	2,457,366
23,580	Exxon Mobil Corp.	2,303,294
125,480	Galp Energia SGPS SA, B Shares	2,169,260
552,194	Kunlun Energy Co., Ltd.	924,586
14,042	LUKOIL, ADR	785,299
92,996	Marathon Oil Corp.	3,303,217
20,380	Murphy Oil Corp.	1,281,087
48,457	Petroleo Brasileiro SA, ADR	637,210
135,343	Petroleo Brasileiro SA, ADR ^	1,877,207
430	Royal Dutch Shell plc, A Shares	15,715
85,169	Royal Dutch Shell plc, A Shares *(d)	—
56,209	Royal Dutch Shell plc, ADR	4,106,630
51,788	Royal Dutch Shell plc, B Shares	2,020,108
88,819	Royal Dutch Shell plc, A Shares	3,244,767
22,490	Spectra Energy Corp.	830,781
106,688	Talisman Energy, Inc.	1,064,746
279,054	Talisman Energy, Inc.	2,782,208
49,660	Total SA	3,261,323
23,740	Total SA, ADR	1,557,344
23,280	Williams Cos., Inc. (The)	944,702

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
11,538	WPX Energy, Inc. *	$208,030

		51,581,346

Paper & Forest Products (0.3%):
55,902	International Paper Co.	2,564,784

Personal Products (0.1%):
74,850	Avon Products, Inc.	1,095,804

Pharmaceuticals (5.9%):
53,163	Eli Lilly & Co.	3,129,174
39,370	Forest Laboratories, Inc. *	3,632,670
99,140	GlaxoSmithKline plc	2,640,641
29,433	Hospira, Inc. *	1,272,977
15,000	Johnson & Johnson Co.	1,473,450
194,874	Merck & Co., Inc.	11,062,997
10,360	Merck KGaA	1,744,254
135,760	Pfizer, Inc.	4,360,611
17,970	Roche Holding AG	5,403,068
20,250	Sanofi-Aventis SA	2,115,904
15,000	Sanofi-Aventis SA, ADR	784,200
131,733	Teva Pharmaceutical Industries, Ltd., ADR	6,960,772

		44,580,718

Professional Services (0.1%):
7,005	Randstad Holding NV	411,042

Real Estate Investment Trusts (REITs) (0.1%):
2,556	Alexander’s, Inc.	922,690
28,600	Westfield Retail Trust	79,039

		1,001,729

Real Estate Management & Development (0.0%):
13,760	Brookfield Property Partners, LP	257,312
13,131	Canary Wharf Group plc *	95,418
3,125	Forestar Group, Inc. *	55,625

		408,355

Semiconductors & Semiconductor Equipment (1.2%):
71,480	Intel Corp.	1,844,898
24,150	Maxim Integrated Products, Inc.	799,848
3,814	Samsung Electronics Co., Ltd.	4,825,558
205,000	Taiwan Semiconductor Manufacturing Co., Ltd.	801,075
19,910	Texas Instruments, Inc.	938,757

		9,210,136

Software (2.1%):
292,032	Microsoft Corp.	11,970,392
19,930	Oracle Corp.	815,336
12,060	SAP AG	976,079
136,088	Symantec Corp.	2,717,677

		16,479,484

Specialty Retail (0.5%):
18,390	Best Buy Co., Inc.	485,680
414,761	Kingfisher plc	2,919,392

		3,405,072

Technology Hardware, Storage & Peripherals (1.9%):
11,317	Apple, Inc.	6,074,286
124,444	Hewlett-Packard Co.	4,027,008

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
157,100	Konica Minolta Holdings, Inc.	$1,463,379
229,395	Xerox Corp.	2,592,164

		14,156,837

Tobacco (1.4%):
52,557	Altria Group, Inc.	1,967,209
58,777	British American Tobacco plc	3,271,839
46,188	Imperial Tobacco Group plc	1,867,560
41,760	Lorillard, Inc.	2,258,381
12,227	Philip Morris International, Inc.	1,001,024

		10,366,013

Wireless Telecommunication Services (1.0%):
46,000	China Mobile, Ltd.	417,985
50,262	Mobile TeleSystems, ADR	879,082
152,421	Turkcell Iletisim Hizmetleri AS, ADR *	2,098,837
1,069,819	Vodafone Group plc	3,937,983

		7,333,887

Total Common Stocks (Cost $360,005,233)		444,056,788

Preferred Stocks (0.0%):
Banks (0.0%):
6,800	GMAC Capital Trust I, Series 2, Preferred Shares	185,640

Metals & Mining (0.0%):
1,980	Vale SA,, Preferred Shares, ADR	24,651

Total Preferred Stocks (Cost $225,154)		210,291

Convertible Preferred Stocks (0.3%):
Banks (0.1%):
116	Wells Fargo & Co., Series L, Class A, 0.03%	135,140
300	Wells Fargo & Co., Series L, Class A, 0.03%	349,500

		484,640

Commercial Services & Supplies (0.0%):
6	CEVA Group plc, Series A-1	10,020
49	CEVA Group plc, Series A-2	60,688

		70,708

Diversified Financial Services (0.1%):
800	Bank of America Corp., Series L, 7.25%	915,368

Insurance (0.0%):
4,200	MetLife, Inc., 0.65%	129,360

Multi-Utilities (0.0%):
2,500	Dominion Resources, Inc., Series B	144,425
2,500	Dominion Resources, Inc., Series A	143,750

		288,175

Oil, Gas & Consumable Fuels (0.1%):
100	Chesapeake Energy Corp., Series A, 5.75%(a)	111,813
3,500	SandRidge Energy, Inc., 0.28%	352,406

		464,219

Shares		Fair Value
Convertible Preferred Stocks, continued
Real Estate Investment Trusts (REITs) (0.0%):
2,500	FelCor Lodging Trust, Inc., Series A, 31.42%	$62,070

Total Convertible Preferred Stocks (Cost $1,993,947)		2,414,540

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds (0.5%):
Automobiles (0.4%):
$1,500,000	Volkswagen International Finance NV, 0.98%, 11/9/15(a)	2,381,487

Construction Materials (0.1%):
455,000	Cemex SAB de C.V., 3.25%, 3/15/16^	624,771
300,000	Cemex SAB de C.V., 3.75%, 3/15/18	429,188

		1,053,959

Total Convertible Bonds (Cost $2,676,579)		3,435,446

Floating Rate Loans (0.7%):
Diversified Financial Services (0.3%):
3,860,813	Lehman Brothers Holdings, Inc. , 12/31/49(e)	1,687,176

Diversified Telecommunication Services (0.0%):
125,898	Avaya, Inc., 6.50%, 3/31/18(e)	126,029

Electric Utilities (0.0%):
149,307	Texas Competitive Electric Holdings Co. LLC, 4.74%, 10/10/17(e)	107,501

Hotels, Restaurants & Leisure (0.1%):
95,000	Caesars Entertainment Operating Co., Inc., 4.49%, 1/28/18(e)	88,255
454,000	Caesars Entertainment Operating Co., Inc., 5.49%, 1/28/18(e)	427,704

		515,959

Machinery (0.1%):
483,718	Navistar International Corp., 5.75%, 8/17/17(e)	491,375

Media (0.1%):
469,349	Cengage Learning Acquisitions, Inc., 4.75%, 7/3/14(e)(f)	445,882
513	Clear Channel Communications, Inc., 3.80%, 1/19/16(e)	502
6,958	Clear Channel Communications, Inc., 3.80%, 1/29/16(e)	6,871
430,631	Clear Channel Communications, Inc., 6.90%, 1/30/19(e)	421,437

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Floating Rate Loans, continued
Media, continued

$138,444	Clear Channel Communications, Inc., 7.65%, 7/30/19(e)	$138,223

		1,012,915

Oil, Gas & Consumable Fuels (0.1%):
1,000,000	Fieldwood Energy LLC, 8.38%, 9/30/20(e)	1,040,210
27,680	NGPL PipeCo LLC, 6.75%, 9/15/17(e)	26,974

		1,067,184

Total Floating Rate Loans (Cost $4,852,734)		5,008,139

Corporate Bonds (7.5%):
Airlines (0.1%):
527,000	American Airlines, Inc., 7.50%, 3/15/16, Callable 5/12/14 @ 105.62(a)(f)	548,080

Auto Components (0.2%):
100,000	Goodyear Tire & Rubber Co., 8.25%, 8/15/20, Callable 8/15/15 @ 104.13	111,375
1,600,000	Goodyear Tire & Rubber Co., 6.50%, 3/1/21, Callable 3/1/16 @ 104.88	1,744,000

		1,855,375

Automobiles (0.1%):
200,000	Chrysler GP / Chrysler CG Co. Issuer, 8.00%, 6/15/19, Callable 6/15/15 @ 104	219,000
400,000	Chrysler GP / Chrysler CG Co. Issuer, 8.25%, 6/15/21, Callable 6/15/15 @ 104.13	452,500

		671,500

Banks (0.1%):
250,000	JPMorgan Chase & Co., Series 1, 7.90%, 4/29/49, Callable 4/30/18 @ 100(e)	282,500
20,000	Wells Fargo & Co., 7.00%*(a)	586,400

		868,900

Beverages (0.0%):
250,000	Innovation Ventures LLC / Innovation Ventures Finance Corp., 9.50%, 8/15/19, Callable 8/15/15 @ 107.13^(a)	235,625

Capital Markets (0.1%):
500,000	E*TRADE Financial Corp., 6.00%, 11/15/17, Callable 11/15/14 @ 103	525,625

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Commercial Services & Supplies (0.1%):
$475,000	CEVA Group plc, 4.00%, 5/1/18, Callable 5/12/14 @ 102(a)	$445,313

Diversified Consumer Services (0.1%):
500,000	Laureate Education, Inc., 9.25%, 9/1/19, Callable 9/1/15 @ 106.94(a)	532,500

Diversified Financial Services (0.2%):
75,000	Citigroup, Inc., Series 0000, 6.00%, 10/10/14(a)	1,179,750

Diversified Telecommunication Services (0.3%):
200,000	CenturyLink, Inc., Series W, 6.75%, 12/1/23	212,250
1,700,000	Verizon Communications, Inc., 5.15%, 9/15/23	1,860,342

		2,072,592

Electronic Equipment, Instruments & Components (0.1%):
500,000	Sanmina-SCI Corp., 7.00%, 5/15/19, Callable 5/15/14 @ 105.25(a)	529,375

Food & Staples Retailing (0.1%):
300,000	JBS USA LLC / JBS USA Finance Corp., 8.25%, 2/1/20, Callable 2/1/15 @ 106.19(a)	328,500
161,000	JBS USA LLC / JBS USA Finance Corp., 7.25%, 6/1/21, Callable 6/1/15 @ 105.44(a)	171,465
135,000	SuperValu, Inc., 8.00%, 5/1/16	148,838
200,000	US Foods, Inc., 8.50%, 6/30/19, Callable 6/30/14 @ 106.38	216,400

		865,203

Health Care Providers & Services (0.5%):
100,000	FWCT-2 Escrow Corp., 5.13%, 8/1/21(a)	102,728
300,000	FWCT-2 Escrow Corp., 6.88%, 2/1/22(a)	313,434
299,000	HCA, Inc., 6.50%, 2/15/16	324,415
800,000	HCA, Inc., 7.50%, 2/15/22	914,000
200,000	MPH Acquisition Holdings LLC, 6.63%, 4/1/22, Callable 4/1/17 @ 104.97(a)	205,250
400,000	Tenet Healthcare Corp., 9.25%, 2/1/15^	424,000
1,400,000	Tenet Healthcare Corp., 8.13%, 4/1/22	1,564,500

		3,848,327

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure (0.2%):
$500,000	Caesars Entertainment Corp., 9.00%, 2/15/20, Callable 2/15/16 @ 104.5	$448,750
324,000	ClubCorp Club Operations, Inc., 10.00%, 12/1/18, Callable 12/1/14 @ 105	355,995
500,000	MGM Resorts International, 10.00%, 11/1/16	596,875
200,000	MGM Resorts International, 6.75%, 10/1/20	221,750

		1,623,370

Household Products (0.2%):
300,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 7.88%, 8/15/19, Callable 8/15/15 @ 103.94	330,375
200,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 9.88%, 8/15/19, Callable 8/15/15 @ 104.94	223,500
500,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 5.75%, 10/15/20, Callable 10/15/15 @ 104.31	523,750
600,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 8.25%, 2/15/21, Callable 2/15/16 @ 104.13^	654,750

		1,732,375

Independent Power and Renewable Electricity Producers (0.5%):
1,000,000	AES Corp., 4.88%, 5/15/23, Callable 5/15/18 @ 102.44	955,000
160,000	Calpine Corp., 7.88%, 7/31/20, Callable 7/31/15 @ 103.94(a)	176,000
200,000	Calpine Corp., 7.50%, 2/15/21, Callable 11/1/15 @ 103.75(a)	218,500
400,000	Calpine Corp., 7.88%, 1/15/23, Callable 1/15/17 @ 103.94(a)	448,000
410,000	Dynegy Holdings, Inc., 7.50%, 6/1/15(b)(c)(f)	—
50,000	Dynegy Holdings, Inc., 8.38%, 5/1/16(b)(c)(f)	—
170,000	Dynegy Holdings, Inc., 7.75%, 6/1/19(b)(c)(f)	—
115,000	RRI Energy, Inc., 7.88%, 6/15/17	115,575

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Independent Power and Renewable Electricity Producers, continued
$2,581,000	Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/1/20, Callable 4/1/16 @ 105.75(a)	$1,980,918

		3,893,993

IT Services (0.0%):
200,000	SRA International, Inc., 11.00%, 10/1/19, Callable 10/1/15 @ 105.5	210,500

Machinery (0.1%):
245,000	Aviation Capital Group Corp., 6.75%, 4/6/21(a)	270,297
400,000	Navistar International Corp., 8.25%, 11/1/21, Callable 11/1/14 @ 104.13	408,000

		678,297

Media (1.1%):
325,000	Cablevision Systems Corp., 8.63%, 9/15/17	385,938
100,000	Cablevision Systems Corp., 7.75%, 4/15/18	114,250
100,000	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp., 5.25%, 2/15/22(a)	102,500
100,000	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp., 5.63%, 2/15/24(a)	102,500
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.00%, 1/15/19, Callable 5/12/14 @ 103.5	1,057,500
500,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.50%, 4/30/21, Callable 4/30/15 @ 104.88	530,000
44,000	Cengage Learning Acquisitions, Inc. , 3/31/20(e)	44,458
1,548,000	Clear Channel Communications, Inc., 9.00%, 12/15/19, Callable 7/15/15 @ 104.5	1,625,399
1,000,000	Clear Channel Communications, Inc., 9.00%, 3/1/21, Callable 3/1/16 @ 104.5	1,046,250
700,000	CSC Holdings LLC, 6.75%, 11/15/21	782,250

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$175,000	Cumulus Media Holdings, Inc., 7.75%, 5/1/19, Callable 5/1/15 @ 103.88^	$186,375
1,000,000	Dish DBS Corp., 5.88%, 7/15/22	1,067,500
500,000	Dish DBS Corp., 5.00%, 3/15/23	503,750
1,000,000	Univision Communications, Inc., 5.13%, 5/15/23, Callable 5/15/18 @ 102.56(a)	1,022,500
200,000	Visant Corp., 10.00%, 10/1/17, Callable 5/12/14 @ 107.5	199,250

		8,770,420

Metals & Mining (0.1%):
500,000	Dynacast International LLC / Dynacast Finance, Inc., 9.25%, 7/15/19, Callable 7/15/15 @ 104.63	556,250
500,000	Molycorp, Inc., 10.00%, 6/1/20, Callable 6/1/16 @ 105^	495,000

		1,051,250

Multiline Retail (0.1%):
848,656	J.C. Penney Co., Inc., 6.00%, 5/22/18(e)	843,709

Oil, Gas & Consumable Fuels (1.7%):
196,000	Antero Resources Finance Corp., 7.25%, 8/1/19, Callable 8/1/14 @ 105.44	209,230
200,000	Antero Resources Finance Corp., 5.38%, 11/1/21, Callable 11/1/16 @ 104.03(a)	203,000
250,000	Arch Coal, Inc., 7.00%, 6/15/19, Callable 6/15/15 @ 103.5^	193,125
750,000	Arch Coal, Inc., 7.25%, 6/15/21, Callable 6/15/16 @ 103.63	566,250
500,000	Bill Barrett Corp., 7.00%, 10/15/22, Callable 10/15/17 @ 103.5	526,250
345,000	Chesapeake Energy Corp., 6.50%, 8/15/17	387,263
200,000	Chesapeake Energy Corp., 7.25%, 12/15/18	233,000
1,700,000	Chesapeake Energy Corp., 5.75%, 3/15/23^	1,799,874
500,000	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17, Callable 12/15/14 @ 104.63	543,750
500,000	EP Energy/EP Finance, Inc., 9.38%, 5/1/20, Callable 5/1/16 @ 104.69	578,125

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$400,000	EXCO Resources, Inc., 7.50%, 9/15/18, Callable 9/15/14 @ 103.75	$402,000
500,000	Halcon Resources Corp., 9.75%, 7/15/20, Callable 7/15/16 @ 104.88	538,750
400,000	Halcon Resources Corp., 8.88%, 5/15/21, Callable 11/15/16 @ 104.44	415,000
1,300,000	Kinder Morgan (Delaware), Inc., 5.63%, 11/15/23, Callable 8/15/23 @ 100(a)	1,285,713
100,000	Linn Energy LLC / Linn Energy Finance Corp., 8.63%, 4/15/20, Callable 4/15/15 @ 104.31	108,625
325,000	Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 10.75%, 10/1/20, Callable 10/1/16 @ 105.38^	359,125
315,000	NGPL PipeCo LLC, 7.12%, 12/15/17^(a)	309,488
469,000	NGPL PipeCo LLC, 9.63%, 6/1/19, Callable 6/1/15 @ 107.22^(a)	500,658
200,000	Peabody Energy Corp., 6.25%, 11/15/21^	200,500
100,000	Regency Energy Partners LP, 5.88%, 3/1/22, Callable 12/1/21 @ 100	103,750
900,000	Samson Investment Co., 9.75%, 2/15/20, Callable 2/15/16 @ 104.88(a)	981,000
900,000	Sanchez Energy Corp., 7.75%, 6/15/21, Callable 6/15/17 @ 103.88(a)	960,750
500,000	SandRidge Energy, Inc., 8.75%, 1/15/20, Callable 1/15/15 @ 104.38	538,750
300,000	SandRidge Energy, Inc., 7.50%, 3/15/21, Callable 0 @ 103.75	320,250
400,000	W&T Offshore, Inc., 8.50%, 6/15/19, Callable 6/15/15 @ 104.25	432,000

		12,696,226

Professional Services (0.0%):
100,000	United Rentals (North America), Inc., 8.38%, 9/15/20, Callable 9/15/15 @ 104.19	110,750

Semiconductors & Semiconductor Equipment (0.1%):
508,000	Freescale Semiconductor, Inc., 8.05%, 2/1/20, Callable 6/1/15 @ 104.03^	558,165

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$480,000	Freescale Semiconductor, Inc., 10.75%, 8/1/20, Callable 8/1/15 @ 105.38	$556,800

		1,114,965

Software (0.5%):
1,481,000	First Data Corp., 8.25%, 1/15/21, Callable 1/15/16 @ 104.13^(a)	1,606,885
727,000	First Data Corp., 12.63%, 1/15/21, Callable 1/15/16 @ 112.63	865,130
544,000	First Data Corp., 11.75%, 8/15/21, Callable 5/15/16 @ 108.81	571,200
141,000	First Data Corp., 8.75%, 1/15/22, Callable 1/15/16 @ 104.38(a)	154,043
334,000	First Data Holdings, Inc., 14.50%, 9/24/19, Callable 5/5/14 @ 107.25(a)	313,960
200,000	Infor (US), Inc., 9.38%, 4/1/19, Callable 4/1/15 @ 107.03	225,250

		3,736,468

Specialty Retail (0.1%):
400,000	Academy, Ltd., 9.25%, 8/1/19, Callable 8/1/14 @ 106.94(a)	436,500

Technology Hardware, Storage & Peripherals (0.0%):
14,000	CDW LLC / CDW Finance Corp., 12.54%, 10/12/17, Callable 5/9/14 @ 104.18	14,630

Thrifts & Mortgage Finance (0.1%):
900,000	Nuveen Investments, Inc., 9.50%, 10/15/20, Callable 10/15/16 @ 104.75(a)	958,500

Wireless Telecommunication Services (0.7%):
511,930	Avaya, Inc., 4.73%, 10/26/17(e)	499,398
339,000	Avaya, Inc., 7.00%, 4/1/19, Callable 4/1/15 @ 103.5^(a)	336,458
332,000	Avaya, Inc., 10.50%, 3/1/21, Callable 3/1/17 @ 107.88^(a)	307,930
500,000	Cricket Communications, Inc., 7.63%, 10/15/20, Callable 10/15/15 @ 103.88	571,500
100,000	Frontier Communications Corp., 8.50%, 4/15/20	116,250

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Wireless Telecommunication Services, continued
$700,000	Sprint Nextel Corp., 9.13%, 3/1/17	$827,750
500,000	Sprint Nextel Corp., 9.00%, 11/15/18(a)	611,250
500,000	Sprint Nextel Corp., 11.50%, 11/15/21	665,000
900,000	T-Mobile USA, Inc., 6.54%, 4/28/20, Callable 4/28/16 @ 103.27	968,624

		4,904,160

Total Corporate Bonds (Cost $52,937,852)		56,954,278

Foreign Bonds (16.0%):
Banks (1.3%):
220,000	Bank Negara Monetary Notes, Series 0114, 2.82%, 4/10/14+(g)	67,353
80,000	Bank Negara Monetary Notes, Series 7113, 2.82%, 6/24/14+(g)	24,343
140,000	Bank Negara Monetary Notes, Series 7613, 2.86%, 7/10/14+(g)	42,546
400,000	Bank Negara Monetary Notes, Series 7813, 2.89%, 7/17/14+(g)	121,491
50,000	Bank Negara Monetary Notes, Series 5513, 2.80%, 9/9/14+(g)	15,120
580,000	Bank Negara Monetary Notes, Series 0814, 2.83%, 9/11/14+(g)	175,366
1,390,000	Bank Negara Monetary Notes, Series 1014, 2.82%, 9/25/14+(g)	419,887
80,000	Bank Negara Monetary Notes, Series 7313, 2.83%, 12/2/14+(g)	24,027
290,000	Bank Negara Monetary Notes, Series 7713, 2.85%, 12/16/14+(g)	86,996
210,000	Bank Negara Monetary Notes, Series 0214, 2.85%, 1/8/15+(g)	62,876
1,770,000	Bank Negara Monetary Notes, Series 0914, 2.83%, 2/17/15+(g)	528,207
150,000	Bank Negara Monetary Notes, Series 1114, 2.85%, 3/5/15+(g)	44,706
250,000	Boparan Finance plc, 9.88%, 4/30/18, Callable 4/30/14 @ 107.41+(a)	449,019
2,990,000	Export-Import Bank of Korea (The), 1.45%, 5/19/14+(a)	462,467
211,700,000	Korea Monetary Stab Bond, Series 1602, 2.78%, 2/2/16+	198,948

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Banks, continued
$940,000	Singapore Treasury Bill, Series 84, 0.33%, 4/4/14+(g)	$747,440
250,000	Singapore Treasury Bill, Series 84, 0.30%, 4/11/14+(g)	198,778
50,000	Singapore Treasury Bill, Series 81, 0.28%, 4/25/14+(g)	39,752
3,440,000	Singapore Treasury Bill, Series 84, 0.27%, 5/2/14+(g)	2,734,789
655,000	Singapore Treasury Bill, Series 84, 0.26%, 5/9/14+(g)	520,698
1,500,000	Singapore Treasury Bill, Series 91, 0.26%, 5/23/14+(g)	1,192,323
1,371,000	Singapore Treasury Bill, Series 168, 0.25%, 8/19/14+(g)	1,089,089

		9,246,221

Chemicals (0.1%):
100,000	Kerling plc, 10.63%, 2/1/17, Callable 5/28/14 @ 105.31+(a)	146,704
450,000	Orion Engineered Carbons Bondco GmbH, 10.00%, 6/15/18, Callable 6/15/14 @ 107.5+(a)	674,923

		821,627

Sovereign Bonds (14.6%):
80,000	Bank Negara Monetary Notes, Series 1613, 2.84%, 4/3/14+(g)	24,510
600,000	Bank Negara Monetary Notes, Series 2113, 2.83%, 4/24/14+(g)	183,480
170,000	Bank Negara Monetary Notes, Series 2813, 2.84%, 5/15/14+(g)	51,898
520,000	Bank Negara Monetary Notes, Series 2913, 2.81%, 5/20/14+(g)	158,681
895,000	Bank Negara Monetary Notes, Series 3113, 2.84%, 5/27/14+(g)	272,960
700,000	Bank Negara Monetary Notes, Series 3313, 2.83%, 6/3/14+(g)	213,367
876,000	Bank Negara Monetary Notes, Series 3513, 2.84%, 6/5/14+(g)	266,970
1,270,000	Bank Negara Monetary Notes, Series 3613, 2.83%, 6/10/14+(g)	386,889
170,000	Bank Negara Monetary Notes, Series 6913, 2.90%, 6/12/14+(g)	51,780
810,000	Bank Negara Monetary Notes, Series 3713, 2.87%, 6/17/14+(g)	246,617

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$1,420,000	Bank Negara Monetary Notes, Series 3813, 2.87%, 6/19/14+(g)	$432,270
330,000	Bank Negara Monetary Notes, Series 7413, 2.84%, 7/3/14+(g)	100,344
280,000	Bank Negara Monetary Notes, Series 4313, 2.82%, 7/8/14+(g)	85,106
280,000	Bank Negara Monetary Notes, Series 4413, 2.86%, 7/15/14+(g)	85,058
720,000	Bank Negara Monetary Notes, Series 4613, 2.85%, 7/24/14+(g)	218,561
990,000	Bank Negara Monetary Notes, Series 4813, 2.86%, 8/5/14+(g)	300,230
970,000	Bank Negara Monetary Notes, Series 4913, 2.85%, 8/14/14+(g)	293,951
230,000	Bank Negara Monetary Notes, Series 5113, 2.86%, 8/21/14+(g)	69,660
85,000	Bank Negara Monetary Notes, Series 5113, 2.83%, 8/21/14+(g)	25,744
40,000	Bank Negara Monetary Notes, Series 5513, 2.79%, 9/9/14+(g)	12,096
370,000	Bank Negara Monetary Notes, Series 5713, 2.82%, 9/18/14+(g)	111,808
370,000	Bank Negara Monetary Notes, Series 6013, 2.84%, 10/2/14+(g)	111,682
10,900,000	Bank Negara Monetary Notes, Series 6213, 2.85%, 10/16/14+(g)	3,286,362
215,000	Bank Negara Monetary Notes, Series 6213, 2.86%, 10/16/14+(g)	64,823
1,465,000	Bank Negara Monetary Notes, Series 6613, 2.89%, 10/28/14+(g)	441,271
350,000	Bank Negara Monetary Notes, Series 6713, 2.83%, 11/6/14+(g)	105,345
330,000	Bank Negara Monetary Notes, Series 7013, 2.86%, 11/18/14+(g)	99,226
365,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 5/15/15+(h)	401,307
75,000	Brazil Nota do Tesouro Nacional, Series NTNB , 8/15/16+(h)	80,616
3,200,000	Brazil Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/17+(h)	1,368,354

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$230,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 8/15/18+(h)	$244,679
4,910,000	Brazil Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/19+(h)	2,026,817
630,000	Brazil Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/21+(h)	252,557
910,000	Brazil Nota do Tesouro Nacional, Series NTNB , 8/15/22+(h)	951,817
1,790,000	Brazil Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/23+(h)	701,935
140,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 5/15/45+(h)	138,538
214,000	Canadian Government, 0.75%, 5/1/14+	193,593
584,000	Canadian Government, 3.00%, 6/1/14+	530,181
1,173,000	Canadian Government, 2.25%, 8/1/14+	1,065,973
678,000	Canadian Government, 1.00%, 11/1/14+	613,611
609,000	Canadian Government, 2.00%, 12/1/14+	554,883
1,672,000	Canadian Government, 1.00%, 2/1/15+	1,513,210
52,720,000	Hungary Government Bond, Series 14/D, 6.75%, 8/22/14+	239,926
7,800,000	Hungary Government Bond, Series 15/A, 8.00%, 2/12/15+	36,423
15,720,000	Hungary Government Bond, Series 15/C, 7.75%, 8/24/15+	74,736
12,500,000	Hungary Government Bond, Series 16/C, 5.50%, 2/12/16+	57,979
1,257,570,000	Hungary Government Bond, Series 16/D, 5.50%, 12/22/16+	5,850,074
491,980,000	Hungary Government Bond, Series 17/B, 6.75%, 2/24/17+	2,364,783
309,150,000	Hungary Government Bond, Series 17/A, 6.75%, 11/24/17+	1,494,857
130,900,000	Hungary Government Bond, Series 18/B, 4.00%, 4/25/18+	574,269
333,880,000	Hungary Government Bond, Series 18/A, 5.50%, 12/20/18+	1,550,176
182,730,000	Hungary Government Bond, Series 19/A, 6.50%, 6/24/19+	880,617
9,040,000	Hungary Government Bond, Series 20/A, 7.50%, 11/12/20+	45,987
14,460,000	Hungary Government Bond, Series 22/A, 7.00%, 6/24/22+	71,755

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$124,950,000	Hungary Government Bond, Series 23/A, 6.00%, 11/24/23+	$583,944
7,860,000	Hungary Government Bond, Series 25/B, 5.50%, 6/24/25+	34,836
4,770,000	Hungary Treasury Bill, 4.07%, 6/25/14+(g)	21,262
47,000,000	Indonesia Government, Series FR31, 11.00%, 11/15/20+	4,785
5,300,000,000	Indonesia Government, Series FR34, 12.80%, 6/15/21+	590,445
120,000,000	Indonesia Government, Series FR53, 8.25%, 7/15/21+	10,705
3,200,000,000	Indonesia Government, Series FR44, 10.00%, 9/15/24+	316,336
3,300,000,000	Indonesia Government, Series FR47, 10.00%, 2/15/28+	323,752
934,700	Ireland Treasury Bill, 5.50%, 10/18/17+	1,486,829
246,000	Irish Government, 4.50%, 10/18/18+	384,425
597,000	Irish Government, 4.40%, 6/18/19+	934,371
1,175,000	Irish Government, 5.90%, 10/18/19+	1,967,370
552,000	Irish Government, 4.50%, 4/18/20+	865,939
1,821,000	Irish Government, 5.00%, 10/18/20+	2,941,545
958,580	Irish Government, 5.40%, 3/13/25+	1,584,124
9,070,000	Kommuninvest I Sverige AB, Series 1405, 2.25%, 5/5/14+	1,403,686
311,140,000	Korea Monetary Stab Bond, Series 1404, 3.59%, 4/2/14+	292,452
151,900,000	Korea Monetary Stab Bond, Series 1405, 2.55%, 5/9/14+	142,771
368,910,000	Korea Monetary Stab Bond, Series 1406, 3.28%, 6/2/14+	347,143
1,107,000,000	Korea Monetary Stab Bond, Series 1406, 2.57%, 6/9/14+	1,040,466
258,700,000	Korea Monetary Stab Bond, Series 1408, 2.82%, 8/2/14+	243,337
1,092,000,000	Korea Monetary Stab Bond, Series 1409, 2.72%, 9/9/14+	1,026,847
2,081,000,000	Korea Monetary Stab Bond, Series 1410, 2.78%, 10/2/14+	1,957,537
768,130,000	Korea Monetary Stab Bond, Series 1412, 2.84%, 12/2/14+	723,026
1,013,290,000	Korea Monetary Stab Bond, Series 1502, 2.74%, 2/2/15+	953,118
434,060,000	Korea Monetary Stab Bond, Series 1504, 2.47%, 4/2/15+	407,195

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$1,618,900,000	Korea Monetary Stab Bond, Series 1506, 2.76%, 6/2/15+	$1,522,755
2,757,580,000	Korea Monetary Stab Bond, Series 1508, 2.80%, 8/2/15+	2,594,810
6,041,000,000	Korea Monetary Stab Bond, Series 1510, 2.81%, 10/2/15+	5,683,707
2,618,100,000	Korea Monetary Stab Bond, Series 1512, 2.90%, 12/2/15+	2,466,760
347,060,000	Korea Treasury Bond, Series 1412, 3.25%, 12/10/14+	327,583
314,700,000	Korea Treasury Bond, Series 1506, 3.25%, 6/10/15+	297,681
2,224,930,000	Korea Treasury Bond, Series 1512, 2.75%, 12/10/15+	2,090,432
880,600,000	Korea Treasury Bond, Series 1606, 2.75%, 6/10/16+	826,349
946,400,000	Korea Treasury Bond, Series 1612, 3.00%, 12/10/16+	892,540
1,170,000	Letra do Tesouro Nacional, Series LTN, 9.56%, 4/1/14+(g)(h)	515,495
96,000	Letra do Tesouro Nacional, Series LTN, 10.13%, 1/1/15+(g)(h)	39,010
1,660,000	Letra do Tesouro Nacional, Series LTN, 12.19%, 1/1/16+(g)(h)	598,249
3,160,000	Letra do Tesouro Nacional, Series LTN, 13.41%, 1/1/17+(g)(h)	1,007,134
50,000	Malaysia Treasury Bill, Series 364, 2.86%, 5/30/14+(g)	15,246
4,895,000	Malaysian Government, Series 0211, 3.43%, 8/15/14+	1,501,906
1,915,000	Malaysian Government, Series 0409, 3.74%, 2/27/15+	589,994
2,100,000	Malaysian Government, Series 0110, 3.84%, 8/12/15+	649,383
3,105,000	Malaysian Government, Series 2/05, 4.72%, 9/30/15+	973,252
890,000	Malaysian Government, Series 0312, 3.20%, 10/15/15+	273,003
6,000,000	Malaysian Government, Series 0113, 3.17%, 7/15/16+	1,831,847
14,650,000	Mexican Cetes, Series BI , 4/3/14+(i)	112,190
41,270,000	Mexican Cetes, Series BI , 4/30/14+(i)	315,317
14,400,000	Mexican Cetes, Series BI , 7/10/14+(i)	109,281
27,820,000	Mexican Cetes, Series B , 9/18/14+(i)	209,698

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$98,679,000	Mexican Cetes, Series BI , 10/16/14+(i)	$741,687
156,245,000	Mexican Cetes, Series BI , 12/11/14+(i)	1,167,852
729,694	Mexican Udibonos, 4.50%, 12/18/14+(e)(i)	57,312
1,861,516	Mexican Udibonos, 5.00%, 6/16/16+(e)(i)	154,357
1,583,831	Mexican Udibonos, 3.50%, 12/14/17+(e)(i)	129,606
956,469	Mexican Udibonos, 4.00%, 6/13/19+(e)(i)	80,649
771,346	Mexican Udibonos, 2.50%, 12/10/20+(e)(i)	60,330
3,690,000	Mexico Bonos Desarr, Series M, 7.00%, 6/19/14+(e)(i)	284,698
11,130,000	Mexico Bonos Desarr, Series MI10, 9.50%, 12/18/14+(e)(i)	887,357
3,650,000	Mexico Bonos Desarr, Series M, 6.00%, 6/18/15+(e)(i)	286,895
19,710,000	Mexico Bonos Desarr, Series M 10, 8.00%, 12/17/15+(e)(i)	1,610,214
18,156,000	Mexico Bonos Desarr, Series M, 6.25%, 6/16/16+(e)(i)	1,455,374
2,407,000	Mexico Bonos Desarr, Series M 10, 7.25%, 12/15/16+(e)(i)	198,420
3,030,000	Philippine Government International Bond, Series 7- 48, 7.00%, 1/27/16+	73,348
500,000	Philippine Government International Bond, Series 3- 20, 1.63%, 4/25/16+	10,975
1,830,000	Philippine Government International Bond, Series 1042, 9.13%, 9/4/16+	46,993
8,150,000	Philippine Treasury Bill, 0.20%, 4/2/14+(g)	181,895
3,980,000	Philippine Treasury Bill, 0.07%, 4/10/14+(g)	88,355
1,720,000	Philippine Treasury Bill, 0.96%, 7/2/14+(g)	38,243
1,580,000	Philippine Treasury Bill, 0.71%, 8/6/14+(g)	35,076
6,740,000	Philippine Treasury Bill, 0.72%, 9/3/14+(g)	149,522
15,445,000	Philippine Treasury Bill, 0.15%, 10/8/14+(g)	342,099
60,000	Philippine Treasury Bill, 0.14%, 11/5/14+(g)	1,329
10,255,000	Poland Government Bond, Series 0414, 5.75%, 4/25/14+	3,400,917
1,090,000	Poland Government Bond, Series 0714, 3.92%, 7/25/14+(g)	357,840
1,201,000	Poland Government Bond, Series 0415, 5.50%, 4/25/15+	408,664

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$1,146,000	Poland Government Bond, Series 0715, 2.91%, 7/25/15+(g)	$365,722
15,863,000	Poland Government Bond, Series 1015, 6.25%, 10/24/15+	5,518,934
7,419,000	Poland Government Bond, Series 0116, 2.95%, 1/25/16+(g)	2,328,102
2,985,000	Poland Government Bond, Series 0416, 5.00%, 4/25/16+	1,026,273
1,310,000	Poland Government Bond, Series 1016, 4.75%, 10/25/16+	450,564
3,343,000	Poland Government Bond, Series 0117, 2.72%, 1/25/17+(e)	1,103,568
3,391,000	Poland Government Bond, Series 0121, 2.72%, 1/25/21+(e)	1,098,322
180,000	Republic of Hungary, 4.38%, 7/4/17+(a)	259,473
260,000	Republic of Hungary, 5.75%, 6/11/18+(a)	394,124
70,000	Republic of Hungary, 6.00%, 1/11/19+	107,958
200,000	Singapore Government, 3.63%, 7/1/14+	160,336
350,000	Singapore Government, 1.13%, 4/1/16+	281,810
360,000	Singapore Treasury Bill, Series 182, 0.29%, 4/4/14+(g)	286,254
711,000	Singapore Treasury Bill, Series 365, 0.25%, 5/2/14+(g)	565,244
230,000	Singapore Treasury Bill, Series 182, 0.28%, 5/2/14+(g)	182,849
260,000	Singapore Treasury Bill, Series 182, 0.28%, 5/16/14+(g)	206,679
190,000	Singapore Treasury Bill, Series 182, 0.28%, 5/30/14+(g)	151,020
39,910,000	Swedish Government Bond, Series 1041, 6. 75%, 5/5/14+	6,201,265
100,000	Ukraine Government, 4.95%, 10/13/15+(a)	128,108

		110,678,822

Total Foreign Bonds (Cost $116,973,030)		120,746,670

Yankee Dollars (3.7%):
Banks (0.1%):
7,500	Barclays Bank plc, 6.00%*(a)	489,525

Chemicals (0.1%):
300,000	Ineos Finance plc, 8.38%, 2/15/19, Callable 2/15/15 @ 106.28(a)	331,500

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Chemicals, continued
$200,000	Ineos Group Holdings SA, 5.88%, 2/15/19, Callable 2/15/16 @ 102.94(a)	$204,250

		535,750

Construction & Engineering (0.1%):
400,000	Abengoa Finance SAU, 8.88%, 11/1/17(a)	449,000
280,000	Cemex SAB de C.V., 9.00%, 1/11/18, Callable 1/11/15 @ 104.5(a)	304,500

		753,500

Construction Materials (0.2%):
500,000	Cemex Sab de C.V., 7.25%, 1/15/21, Callable 1/15/18 @ 103.63(a)	546,250
300,000	Cemex SAB de C.V., 5.88%, 3/25/19, Callable 3/25/16 @ 102.94(a)	310,875

		857,125

Containers & Packaging (0.2%):
700,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.25%, 1/31/19, Callable 1/31/16 @ 103.12(a)	731,500
800,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.75%, 1/31/21, Callable 1/31/17 @ 103.37(a)	836,000

		1,567,500

Diversified Telecommunication Services (0.1%):
1,000,000	Virgin Media Secured Finance plc, 5.50%, 1/15/25, Callable 1/15/19 @ 102.75(a)	1,012,500

Energy Equipment & Services (0.4%):
500,000	CGGVeritas, 6.50%, 6/1/21, Callable 6/1/16 @ 103.25	507,500
111,000	Expro Finance Luxembourg, 8.50%, 12/15/16, Callable 5/12/14 @ 102.13(a)	116,134
2,000,000	Ocean Rig UDW, Inc., 7.25%, 4/1/19, Callable 4/1/17 @ 105.44(a)	1,997,500

		2,621,134

Independent Power and Renewable Electricity Producers (0.1%):
1,000,000	InterGen NV, 7.00%, 6/30/23, Callable 6/30/18 @ 103.5(a)	1,050,000

Marine (0.1%):
200,000	Stena AB, 7.00%, 2/1/24(a)	203,500

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Marine, continued
$400,000	Stena International SA, 5.75%, 3/1/24(a)	$399,000

		602,500

Metals & Mining (0.2%):
230,000	First Quantum Minerals, Ltd., 6.75%, 2/15/20, Callable 2/15/17 @ 103.37(a)	232,875
230,000	First Quantum Minerals, Ltd., 7.00%, 2/15/21, Callable 2/15/18 @ 103.5(a)	234,025
500,000	FMG Resources Pty, Ltd., 6.88%, 2/1/18, Callable 5/12/14 @ 103.44^(a)	526,875
250,000	FMG Resources Pty, Ltd., 5.80%, 11/1/19, Callable 11/1/15 @ 104.13^(a)	275,000

		1,268,775

Oil, Gas & Consumable Fuels (0.0%):
500,000	Niska Gas Storage Canada ULC / Niska Gas Storage Canada Finance Corp., 6.50%, 4/1/19(a)	492,500

Real Estate Investment Trusts (REITs) (0.1%):
500,000	Algeco Scotsman Global Finance plc, 8.50%, 10/15/18, Callable 10/15/15 @ 104.25(a)	546,250

Sovereign Bonds (2.0%):
200,000	Financing of Infrastructure, 7.40%, 4/20/18(a)	172,662
430,000	Republic of Hungary, 4.13%, 2/19/18	436,450
1,077,000	Republic of Hungary, 6.25%, 1/29/20	1,175,276
542,000	Republic of Hungary, 6.38%, 3/29/21	592,813
800,000	Republic of Hungary, 5.38%, 2/21/23^	811,120
240,000	Republic of Iceland, 5.88%, 5/11/22(a)	260,100
230,000	Republic of Lithuania, 7.38%, 2/11/20(a)	277,150
100,000	Republic of Lithuania, 7.38%, 2/11/20(a)	120,500
150,000	Republic of Lithuania, 6.13%, 3/9/21(a)	171,405
200,000	Republic of Serbia, 5.25%, 11/21/17(a)	207,500
300,000	Republic of Serbia, 4.88%, 2/25/20(a)	300,000
320,000	Republic of Serbia, 7.25%, 9/28/21^(a)	358,432
1,400,000	Republic of Slovenia, 5.50%, 10/26/22(a)	1,492,750
1,025,000	Republic of Slovenia, 5.85%, 5/10/23^(a)	1,117,250

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bonds, continued
$529,100	Russia Foreign Bond, 7.50%, 3/31/30(a)	$601,851
100,000	Socialist Republic of Vietnam, 6.75%, 1/29/20(a)	111,625
600,000	Ukraine Government, 7.95%, 6/4/14(a)	588,120
200,000	Ukraine Government, 6.25%, 6/17/16(a)	189,000
100,000	Ukraine Government, 6.58%, 11/21/16(a)	94,000
360,000	Ukraine Government, 9.25%, 7/24/17(a)	352,800
1,400,000	Ukraine Government, 6.75%, 11/14/17(a)	1,288,000
620,000	Ukraine Government, 7.75%, 9/23/20(a)	579,700
1,430,000	Ukraine Government, 7.95%, 2/23/21(a)	1,344,200
1,240,000	Ukraine Government, 7.80%, 11/28/22(a)	1,153,200
2,400,000	Ukraine Government, 7.50%, 4/17/23(a)	2,220,000

		16,015,904

Wireless Telecommunication Services (0.0%):
100,000	Wind Acquisition Finance SA, 11.75%, 7/15/17, Callable 7/15/17 @ 105.88(a)	105,375

Total Yankee Dollars (Cost $26,434,965)		27,918,338

Municipal Bond (0.1%):
Puerto Rico (0.1%):
569,000	Puerto Rico Commonwealth, GO, Series A, 8.00%, 7/1/35, Callable 7/1/20 @ 100	530,957

Total Municipal Bond (Cost $529,937)		530,957

U.S. Treasury Obligations (0.9%):
U.S. Treasury Bills (0.9%)
1,500,000	0.05%, 4/10/14(g)	1,499,992
1,000,000	0.06%, 4/24/14(g)	999,981
1,500,000	0.08%, 5/1/14(g)	1,499,972
1,500,000	0.08%, 6/26/14(g)	1,499,874
1,000,000	0.07%, 8/21/14(g)	999,773

		6,499,592

Total U.S. Treasury Obligations (Cost $6,499,280)		6,499,592

U.S. Government Agency Mortgages (8.7%):
66,075,000	Federal Home Loan Bank , 4/1/14(g)	66,075,000

Total U.S. Government Agency Mortgages (Cost $66,075,000)		66,075,000

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (3.2%):
$24,168,496	Allianz Variable Insurance Products Securities Lending Collateral Trust (j)	$24,168,496

Total Securities Held as Collateral for Securities on Loan (Cost $24,168,496)		24,168,496

Unaffiliated Investment Company (2.5%):
19,017,700	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (g)	19,017,700

Total Unaffiliated Investment Company (Cost $19,017,700)		19,017,700

Total Investment Securities (Cost $682,389,907)(k) - 102.7%		777,036,235

Net other assets (liabilities) - (2.7)%		(20,310,615)

Net Assets - 100.0%		$756,725,620

Percentages indicated are based on net assets as of March 31, 2014.

ADR	-	American Depositary Receipt
GO	-	General Obligation

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014, was $20,634,311.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2014, these securities represent 0.00% of the net assets of the fund.
(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2014. The total of all such securities represent 0.00% of the net assets of the fund.
(d)	Security issued in connection with a pending litigation settlement.
(e)	Variable rate security. The rate presented represents the rate in effect at March 31, 2014. The date presented represents the final maturity date.
(f)	Defaulted bond.
(g)	The rate represents the effective yield at March 31, 2014.
(h)	Principal amount is stated in 1,000 Brazilian Real Units.
(i)	Principal amount is stated in 100 Mexican Peso Units.
(j)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2014.
(k)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2014:

Country	Percentage
Australia	0.2%
Bermuda	0.1%
Brazil	1.4%
Canada	1.8%
China	0.3%
Denmark	0.5%
France	3.0%
Germany	1.9%
Hong Kong	0.2%
Hungary	2.3%
Iceland	—	%NM
India	—	%NM
Indonesia	0.2%
Ireland	0.2%
Ireland (Republic of)	1.7%
Israel	0.9%
Italy	1.0%
Japan	0.8%
Korea, Republic Of	—	%NM
Lithuania	0.1%
Luxembourg	0.1%
Malaysia	1.9%
Marshall Islands	0.3%
Mexico	1.2%
Netherlands	2.6%
Philippines	0.1%
Poland	2.1%
Portugal	0.3%
Republic of Korea (South)	4.4%
Russian Federation	0.5%
Serbia (Republic of)	0.1%
Singapore	1.5%
Slovenia	0.3%
South Africa	—	%NM
Spain	0.7%
Sweden	1.5%
Switzerland	2.4%
Taiwan	0.1%
Thailand	—	%NM
Turkey	0.3%
Ukraine	1.0%
United Kingdom	7.6%
United States	54.4%
Vietnam	—	%NM

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Forward Currency Contracts

At March 31, 2014, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	BNP Paribas	4/3/14	10,075	$16,796	$16,794	$2
British Pound	Bank of America	8/19/14	2,145,301	3,583,852	3,572,054	11,798
British Pound	Barclays Bank	8/19/14	4,429,582	7,397,348	7,375,515	21,833
British Pound	Credit Suisse First Boston	8/19/14	13,393	22,311	22,300	11
British Pound	HSBC Bank	8/19/14	3,243,000	5,417,106	5,399,787	17,319
British Pound	State Street Bank	8/19/14	14,363	23,924	23,915	9
European Euro	Deutsche Bank	4/3/14	10,660	13,700	14,684	(984)
European Euro	Deutsche Bank	4/4/14	182,000	234,261	250,704	(16,443)
European Euro	Barclays Bank	4/7/14	17,912	23,054	24,673	(1,619)
European Euro	HSBC Bank	4/10/14	73,000	95,402	100,556	(5,154)
European Euro	Deutsche Bank	4/11/14	77,961	102,031	107,389	(5,358)
European Euro	UBS Warburg	4/11/14	37,000	48,442	50,966	(2,524)
European Euro	JPMorgan Chase	4/14/14	99,000	129,759	136,369	(6,610)
European Euro	Deutsche Bank	4/15/14	370,000	486,698	509,659	(22,961)
European Euro	HSBC Bank	4/16/14	78,849	103,208	108,611	(5,403)
European Euro	Barclays Bank	4/22/14	16,935	22,303	23,327	(1,024)
European Euro	JPMorgan Chase	4/22/14	5,188	6,791	7,146	(355)
European Euro	Deutsche Bank	4/23/14	319,000	418,113	439,401	(21,288)
European Euro	Barclays Bank	4/25/14	154,898	202,328	213,361	(11,033)
European Euro	Barclays Bank	4/30/14	11,783	15,367	16,230	(863)
European Euro	Deutsche Bank	4/30/14	380,000	504,496	523,416	(18,920)
European Euro	Barclays Bank	5/5/14	228,900	303,393	315,287	(11,894)
European Euro	Barclays Bank	5/7/14	112,000	146,983	154,268	(7,285)
European Euro	Goldman Sachs	5/7/14	317,570	417,795	437,420	(19,625)
European Euro	Deutsche Bank	5/8/14	181,000	237,039	249,309	(12,270)
European Euro	Goldman Sachs	5/12/14	112,000	147,969	154,267	(6,298)
European Euro	UBS Warburg	5/12/14	56,000	73,941	77,134	(3,193)
European Euro	Citibank	5/13/14	136,787	180,538	188,408	(7,870)
European Euro	Goldman Sachs	5/13/14	117,000	156,464	161,154	(4,690)
European Euro	Bank of America	5/15/14	2,633,422	3,551,401	3,627,228	(75,827)
European Euro	Barclays Bank	5/15/14	257,231	350,376	354,305	(3,929)
European Euro	HSBC Bank	5/15/14	314,723	430,683	433,494	(2,811)
European Euro	State Street Bank	5/15/14	239,969	328,800	330,529	(1,729)
European Euro	Barclays Bank	5/16/14	266,076	351,695	366,488	(14,793)
European Euro	Bank of America	5/19/14	86,147	116,540	118,656	(2,116)
European Euro	Goldman Sachs	5/20/14	289,000	374,472	398,061	(23,589)
European Euro	Barclays Bank	5/21/14	363,741	468,226	501,006	(32,780)
European Euro	JPMorgan Chase	5/23/14	172,504	223,032	237,601	(14,569)
European Euro	Barclays Bank	5/30/14	72,758	94,003	100,213	(6,210)
European Euro	Goldman Sachs	5/30/14	760,000	979,906	1,046,789	(66,883)
European Euro	Barclays Bank	6/5/14	237,868	310,236	327,627	(17,391)
European Euro	Deutsche Bank	6/9/14	285,500	374,883	393,231	(18,348)
European Euro	Deutsche Bank	6/13/14	124,000	164,641	170,790	(6,149)
European Euro	Barclays Bank	6/20/14	28,929	38,843	39,845	(1,002)
European Euro	Deutsche Bank	6/20/14	420,000	578,025	578,477	(452)
European Euro	Barclays Bank	7/16/14	82,000	107,207	112,938	(5,731)

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro	Morgan Stanley	7/16/14	277,000	$361,377	$381,510	$(20,133)
European Euro	UBS Warburg	7/16/14	514,000	671,240	707,929	(36,689)
European Euro	Bank of America	7/17/14	3,828,407	5,205,724	5,272,837	(67,113)
European Euro	Barclays Bank	7/17/14	11,074	15,038	15,252	(214)
European Euro	HSBC Bank	7/17/14	124,836	169,925	171,935	(2,010)
European Euro	State Street Bank	7/17/14	8,935	12,233	12,306	(73)
European Euro	Barclays Bank	7/18/14	129,000	169,667	177,671	(8,004)
European Euro	Deutsche Bank	7/21/14	470,000	619,916	647,325	(27,409)
European Euro	Deutsche Bank	7/22/14	71,000	93,139	97,787	(4,648)
European Euro	Morgan Stanley	7/22/14	366,000	479,438	504,087	(24,649)
European Euro	Deutsche Bank	7/23/14	93,795	123,248	129,182	(5,934)
European Euro	Deutsche Bank	7/25/14	207,975	275,089	286,440	(11,351)
European Euro	Goldman Sachs	7/25/14	197,000	260,800	271,325	(10,525)
European Euro	Citibank	7/28/14	60,360	79,936	83,133	(3,197)
European Euro	Barclays Bank	7/29/14	19,995	26,506	27,538	(1,032)
European Euro	Deutsche Bank	7/29/14	9,978	13,225	13,743	(518)
European Euro	JPMorgan Chase	7/31/14	380,000	505,178	523,365	(18,187)
European Euro	UBS Warburg	8/1/14	380,000	505,742	523,364	(17,622)
European Euro	Barclays Bank	8/4/14	97,592	129,588	134,411	(4,823)
European Euro	HSBC Bank	8/4/14	380,000	503,663	523,363	(19,700)
European Euro	Barclays Bank	8/5/14	229,000	303,709	315,395	(11,686)
European Euro	JPMorgan Chase	8/6/14	269,500	356,468	371,174	(14,706)
European Euro	Citibank	8/8/14	34,482	45,906	47,491	(1,585)
European Euro	Citibank	8/11/14	9,686	12,906	13,340	(434)
European Euro	Deutsche Bank	8/11/14	180,000	240,003	247,907	(7,904)
European Euro	JPMorgan Chase	8/11/14	239,500	318,923	329,854	(10,931)
European Euro	Goldman Sachs	8/12/14	61,000	81,669	84,013	(2,344)
European Euro	Morgan Stanley	8/15/14	66,000	87,581	90,899	(3,318)
European Euro	Barclays Bank	8/19/14	237,000	314,061	326,409	(12,348)
European Euro	Deutsche Bank	8/20/14	133,000	177,627	183,174	(5,547)
European Euro	JPMorgan Chase	8/20/14	263,000	351,379	362,217	(10,838)
European Euro	Barclays Bank	8/25/14	75,988	101,869	104,654	(2,785)
European Euro	Deutsche Bank	8/29/14	28,980	38,700	39,912	(1,212)
European Euro	Deutsche Bank	9/3/14	49,000	64,891	67,484	(2,593)
European Euro	Deutsche Bank	9/5/14	137,800	181,853	189,782	(7,929)
European Euro	Barclays Bank	9/19/14	19,406	25,926	26,726	(800)
European Euro	Deutsche Bank	9/23/14	229,000	310,712	315,380	(4,668)
European Euro	Barclays Bank	9/24/14	45,864	62,089	63,164	(1,075)
European Euro	Deutsche Bank	9/26/14	120,451	162,906	165,885	(2,979)
European Euro	Barclays Bank	9/29/14	200,000	270,190	275,441	(5,251)
European Euro	Deutsche Bank	9/30/14	1,320,000	1,782,488	1,817,915	(35,427)
European Euro	Goldman Sachs	9/30/14	130,000	175,410	179,037	(3,627)
European Euro	HSBC Bank	9/30/14	180,000	243,340	247,898	(4,558)
European Euro	Deutsche Bank	10/9/14	420,000	570,520	578,436	(7,916)
European Euro	Deutsche Bank	10/15/14	320,000	432,698	440,717	(8,019)
European Euro	Barclays Bank	10/21/14	3,724,000	5,092,569	5,128,897	(36,328)
European Euro	Deutsche Bank	10/21/14	570,000	779,931	785,035	(5,104)
European Euro	Barclays Bank	10/27/14	20,617	28,386	28,395	(9)
European Euro	Deutsche Bank	10/31/14	1,747,075	2,412,728	2,406,206	6,522
European Euro	Deutsche Bank	11/3/14	7,376	10,150	10,159	(9)
European Euro	Barclays Bank	11/5/14	49,418	66,833	68,063	(1,230)
European Euro	Citibank	11/7/14	1,793,000	2,414,678	2,469,486	(54,808)
European Euro	Deutsche Bank	11/7/14	3,620,000	4,880,664	4,985,799	(105,135)
European Euro	JPMorgan Chase	11/12/14	278,508	371,374	383,590	(12,216)
European Euro	Citibank	11/17/14	1,801,000	2,421,841	2,480,544	(58,703)
European Euro	Deutsche Bank	11/17/14	335,703	451,259	462,369	(11,110)
European Euro	Morgan Stanley	11/17/14	66,000	88,822	90,903	(2,081)
European Euro	Deutsche Bank	11/19/14	93,863	126,424	129,279	(2,855)
European Euro	Deutsche Bank	11/20/14	130,000	175,936	179,052	(3,116)
European Euro	JPMorgan Chase	11/20/14	327,027	442,656	450,421	(7,765)
European Euro	Deutsche Bank	12/4/14	100,000	135,466	137,735	(2,269)
European Euro	Standard Charter	12/9/14	76,800	104,919	105,782	(863)
European Euro	JPMorgan Chase	12/15/14	97,000	133,796	133,606	190

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro	Deutsche Bank	12/17/14	525,093	$721,898	$723,253	$(1,355)
European Euro	Deutsche Bank	1/7/15	312,372	426,054	430,270	(4,216)
European Euro	Barclays Bank	1/21/15	97,000	132,211	133,613	(1,402)
European Euro	Deutsche Bank	1/26/15	1,650,000	2,239,380	2,272,825	(33,445)
European Euro	Deutsche Bank	1/30/15	2,630,000	3,594,684	3,622,768	(28,084)
European Euro	Deutsche Bank	2/3/15	2,280,000	3,090,426	3,140,671	(50,245)
European Euro	Deutsche Bank	2/9/15	1,411,000	1,908,660	1,943,653	(34,993)
European Euro	JPMorgan Chase	2/19/15	30,000	41,142	41,326	(184)
European Euro	Barclays Bank	2/20/15	210,000	288,555	289,280	(725)
European Euro	Credit Suisse First Boston	2/23/15	17,000	23,395	23,418	(23)
European Euro	Deutsche Bank	2/25/15	277,730	381,740	382,583	(843)
European Euro	Barclays Bank	2/26/15	170,862	234,619	235,369	(750)
European Euro	Bank of America	2/27/15	76,694	104,864	105,649	(785)
European Euro	Deutsche Bank	3/5/15	43,000	59,282	59,235	47
European Euro	Barclays Bank	3/9/15	141,063	193,749	194,323	(574)
European Euro	Deutsche Bank	3/9/15	660,000	906,147	909,191	(3,044)
European Euro	HSBC Bank	3/9/15	15,000	20,621	20,663	(42)
European Euro	Citibank	3/10/15	1,704,605	2,359,216	2,348,204	11,012
European Euro	Morgan Stanley	3/10/15	43,000	59,554	59,235	319
European Euro	Deutsche Bank	3/16/15	134,000	185,857	184,595	1,262
European Euro	JPMorgan Chase	3/16/15	15,000	20,787	20,664	123
European Euro	Barclays Bank	3/17/15	10,012	13,962	13,792	170
European Euro	Citibank	3/17/15	10,643	14,850	14,662	188
European Euro	Barclays Bank	3/23/15	9,076	12,638	12,503	135
European Euro	Deutsche Bank	3/23/15	173,000	240,816	238,324	2,492
European Euro	Deutsche Bank	3/26/15	78,000	107,418	107,453	(35)
European Euro	Barclays Bank	3/27/15	200,000	276,200	275,524	676
European Euro	Deutsche Bank	3/31/15	4,566	6,285	6,291	(6)
Japanese Yen	Deutsche Bank	4/7/14	399,565,980	4,109,999	3,871,917	238,082
Japanese Yen	Morgan Stanley	4/16/14	68,447,040	692,552	663,307	29,245
Japanese Yen	Barclays Bank	4/21/14	32,710,000	336,258	316,995	19,263
Japanese Yen	JPMorgan Chase	4/21/14	19,660,000	201,822	190,527	11,295
Japanese Yen	Citibank	4/22/14	3,500,000	35,767	33,919	1,848
Japanese Yen	JPMorgan Chase	4/22/14	24,420,000	249,461	236,657	12,804
Japanese Yen	Citibank	5/12/14	5,590,000	56,661	54,179	2,482
Japanese Yen	Goldman Sachs	5/13/14	7,475,000	75,492	72,450	3,042
Japanese Yen	UBS Warburg	5/13/14	5,588,000	56,425	54,160	2,265
Japanese Yen	Citibank	5/14/14	5,587,000	55,533	54,151	1,382
Japanese Yen	Goldman Sachs	5/30/14	48,990,000	480,153	474,868	5,285
Japanese Yen	Citibank	6/9/14	51,300,000	517,294	497,285	20,009
Japanese Yen	HSBC Bank	6/9/14	76,900,000	776,689	745,442	31,247
Japanese Yen	JPMorgan Chase	6/9/14	51,500,000	517,250	499,223	18,027
Japanese Yen	Barclays Bank	6/10/14	60,420,000	620,863	585,694	35,169
Japanese Yen	HSBC Bank	6/10/14	64,350,000	665,240	623,790	41,450
Japanese Yen	JPMorgan Chase	6/10/14	43,640,000	443,512	423,033	20,479
Japanese Yen	Deutsche Bank	6/11/14	21,300,000	221,653	206,477	15,176
Japanese Yen	JPMorgan Chase	6/11/14	59,620,000	620,889	577,942	42,947
Japanese Yen	Citibank	6/16/14	2,416,000	25,432	23,421	2,011
Japanese Yen	JPMorgan Chase	6/17/14	25,100,000	265,651	243,321	22,330
Japanese Yen	Deutsche Bank	6/20/14	69,330,000	674,771	672,099	2,672
Japanese Yen	Barclays Bank	6/30/14	16,411,000	168,664	159,100	9,564
Japanese Yen	Deutsche Bank	7/11/14	26,073,000	258,866	252,788	6,078
Japanese Yen	Morgan Stanley	7/22/14	50,187,445	501,884	486,622	15,262
Japanese Yen	Citibank	7/24/14	74,785,000	751,712	725,131	26,581
Japanese Yen	JPMorgan Chase	7/24/14	115,000,000	1,154,271	1,115,064	39,207
Japanese Yen	JPMorgan Chase	7/25/14	40,100,000	404,540	388,820	15,720
Japanese Yen	Barclays Bank	7/29/14	8,700,000	87,650	84,360	3,290
Japanese Yen	Barclays Bank	8/11/14	2,240,000	23,148	21,722	1,426
Japanese Yen	Citibank	8/11/14	2,240,000	23,148	21,722	1,426
Japanese Yen	Deutsche Bank	8/12/14	2,240,000	23,312	21,722	1,590
Japanese Yen	Citibank	8/13/14	46,922,100	487,890	455,025	32,865
Japanese Yen	JPMorgan Chase	8/29/14	22,800,000	234,654	221,125	13,529
Japanese Yen	Barclays Bank	9/18/14	2,251,755	22,874	21,841	1,033

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Japanese Yen	JPMorgan Chase	9/29/14	2,255,332	$22,954	$21,878	$1,076
Japanese Yen	JPMorgan Chase	10/17/14	33,615,000	323,436	326,137	(2,701)
Japanese Yen	JPMorgan Chase	10/20/14	63,490,000	646,801	616,006	30,795
Japanese Yen	Barclays Bank	10/22/14	26,770,000	274,508	259,739	14,769
Japanese Yen	Deutsche Bank	10/29/14	20,662,500	212,974	200,494	12,480
Japanese Yen	JPMorgan Chase	11/4/14	91,650,000	936,408	889,356	47,052
Japanese Yen	Barclays Bank	11/5/14	536,000,000	5,472,514	5,201,306	271,208
Japanese Yen	Citibank	11/12/14	94,163,000	952,853	913,813	39,040
Japanese Yen	HSBC Bank	11/12/14	3,336,000	33,834	32,375	1,459
Japanese Yen	JPMorgan Chase	11/13/14	36,450,000	368,591	353,736	14,855
Japanese Yen	Deutsche Bank	11/14/14	45,848,000	461,489	444,945	16,544
Japanese Yen	Citibank	11/19/14	7,667,000	76,748	74,410	2,338
Japanese Yen	Deutsche Bank	11/19/14	6,194,000	61,965	60,114	1,851
Japanese Yen	Citibank	11/20/14	8,613,000	86,424	83,592	2,832
Japanese Yen	HSBC Bank	11/20/14	1,616,000	16,207	15,684	523
Japanese Yen	JPMorgan Chase	11/20/14	5,564,000	55,790	54,001	1,789
Japanese Yen	Morgan Stanley	12/15/14	41,392,500	404,427	401,826	2,601
Japanese Yen	Deutsche Bank	12/22/14	69,210,000	674,769	671,916	2,853
Japanese Yen	HSBC Bank	12/22/14	69,320,000	674,805	672,984	1,821
Japanese Yen	Barclays Bank	12/26/14	34,730,000	334,925	337,185	(2,260)
Japanese Yen	Citibank	12/26/14	54,180,000	522,492	526,020	(3,528)
Japanese Yen	Deutsche Bank	1/7/15	5,989,000	57,509	58,153	(644)
Japanese Yen	Goldman Sachs	1/8/15	23,997,000	231,383	233,010	(1,627)
Japanese Yen	Citibank	1/13/15	1,520,000	14,533	14,760	(227)
Japanese Yen	UBS Warburg	1/14/15	4,550,000	43,549	44,183	(634)
Japanese Yen	Barclays Bank	1/15/15	101,530,000	979,037	985,921	(6,884)
Japanese Yen	HSBC Bank	1/15/15	5,640,000	54,231	54,768	(537)
Japanese Yen	JPMorgan Chase	1/15/15	66,000,000	636,362	640,902	(4,540)
Japanese Yen	Deutsche Bank	1/16/15	38,540,000	372,846	374,252	(1,406)
Japanese Yen	Standard Charter	1/16/15	7,340,000	71,040	71,277	(237)
Japanese Yen	JPMorgan Chase	1/20/15	33,615,000	323,785	326,439	(2,654)
Japanese Yen	Goldman Sachs	1/27/15	7,610,000	73,615	73,907	(292)
Japanese Yen	Deutsche Bank	1/28/15	7,248,281	70,992	70,394	598
Japanese Yen	HSBC Bank	1/28/15	9,353,364	91,399	90,839	560
Japanese Yen	Deutsche Bank	1/30/15	121,466,500	1,191,642	1,179,690	11,952
Japanese Yen	JPMorgan Chase	2/6/15	100,100,000	991,397	972,243	19,154
Japanese Yen	Standard Charter	2/6/15	100,170,000	991,807	972,923	18,884
Japanese Yen	Barclays Bank	2/9/15	100,180,000	991,778	973,049	18,729
Japanese Yen	JPMorgan Chase	2/9/15	100,400,000	991,800	975,186	16,614
Japanese Yen	Citibank	2/10/15	5,590,000	55,059	54,296	763
Japanese Yen	Goldman Sachs	2/12/15	3,771,000	36,934	36,629	305
Japanese Yen	HSBC Bank	2/12/15	53,860,000	528,441	523,158	5,283
Japanese Yen	JPMorgan Chase	2/12/15	53,831,000	528,776	522,876	5,900
Japanese Yen	Citibank	2/13/15	71,350,000	700,059	693,050	7,009
Japanese Yen	JPMorgan Chase	2/13/15	35,730,000	349,800	347,059	2,741
Japanese Yen	Citibank	2/17/15	35,630,000	349,177	346,101	3,076
Japanese Yen	Goldman Sachs	2/18/15	964,860	9,500	9,373	127
Japanese Yen	Goldman Sachs	2/18/15	35,780,000	352,481	347,562	4,919
Japanese Yen	JPMorgan Chase	2/18/15	37,560,000	369,893	364,852	5,041
Japanese Yen	HSBC Bank	2/24/15	4,020,000	39,403	39,052	351
Japanese Yen	Barclays Bank	2/25/15	17,870,000	174,469	173,598	871
Japanese Yen	JPMorgan Chase	2/25/15	4,000,000	39,039	38,858	181
Japanese Yen	Barclays Bank	2/26/15	35,700,000	349,086	346,812	2,274
Japanese Yen	Deutsche Bank	2/27/15	11,991,000	117,640	116,489	1,151
Japanese Yen	JPMorgan Chase	3/3/15	9,700,000	95,259	94,236	1,023
Japanese Yen	HSBC Bank	3/4/15	4,600,000	45,076	44,690	386
Japanese Yen	Barclays Bank	3/9/15	64,145,400	627,287	623,214	4,073
Japanese Yen	JPMorgan Chase	3/16/15	44,142,850	431,188	428,906	2,282
Japanese Yen	Citibank	3/17/15	2,260,084	22,088	21,960	128
Japanese Yen	Citibank	3/19/15	46,322,000	456,311	450,092	6,219
Japanese Yen	Morgan Stanley	3/19/15	7,060,000	69,922	68,599	1,323
Japanese Yen	Deutsche Bank	3/24/15	20,538,000	201,124	199,569	1,555
Japanese Yen	Barclays Bank	3/25/15	25,522,830	249,904	248,009	1,895

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Korean Won	Bank of America	8/12/14	462,105,446	$429,416	$433,082	$(3,666)
Korean Won	Credit Suisse First Boston	8/12/14	982,227,391	913,111	920,536	(7,425)
Korean Won	HSBC Bank	8/12/14	914,292,645	850,832	856,868	(6,036)
Singapore Dollar	Deutsche Bank	5/30/14	748,020	590,154	594,823	(4,669)
Singapore Dollar	Deutsche Bank	6/23/14	237,700	187,549	189,022	(1,473)
Singapore Dollar	Deutsche Bank	6/24/14	910,000	718,005	723,644	(5,639)
Singapore Dollar	Deutsche Bank	8/7/14	123,000	97,053	97,819	(766)
Swiss Franc	Bank of America	8/12/14	115,615	132,061	130,973	1,088
Swiss Franc	Barclays Bank	8/12/14	38,300	43,966	43,388	578
Swiss Franc	HSBC Bank	8/12/14	2,569	2,931	2,910	21
Swiss Franc	State Street Bank	8/12/14	55,920	63,459	63,348	111

				$130,974,371	$131,005,612	$(31,241)

Long Contracts:
Brazilian Real	Deutsche Bank	4/29/14	435,000	$190,706	$190,338	$(368)
British Pound	Bank of America	8/19/14	271,337	450,639	451,792	1,153
British Pound	Barclays Bank	8/19/14	91,905	152,479	153,027	548
British Pound	HSBC Bank	8/19/14	83,780	139,125	139,499	374
British Pound	State Street Bank	8/19/14	449,805	747,415	748,951	1,536
Chilean Peso	Morgan Stanley	5/12/14	4,500,000	9,128	8,173	(955)
Chilean Peso	Barclays Bank	6/5/14	12,000,000	21,265	21,742	477
Chilean Peso	Morgan Stanley	6/6/14	2,500,000	4,431	4,529	98
Chilean Peso	Deutsche Bank	7/10/14	162,750,000	307,511	293,937	(13,574)
Chilean Peso	Morgan Stanley	7/18/14	305,012,200	578,496	550,481	(28,015)
Chilean Peso	Morgan Stanley	7/31/14	8,010,000	15,055	14,440	(615)
Chilean Peso	Deutsche Bank	8/12/14	4,400,000	7,795	7,923	128
Chilean Peso	Deutsche Bank	8/18/14	4,400,000	7,814	7,919	105
Chilean Peso	JPMorgan Chase	8/20/14	4,300,000	7,711	7,738	27
Chilean Peso	Morgan Stanley	8/20/14	4,010,000	7,535	7,216	(319)
Chilean Peso	Deutsche Bank	8/27/14	2,610,000	4,631	4,694	63
Chilean Peso	JPMorgan Chase	8/28/14	3,900,000	6,914	7,013	99
Chilean Peso	Deutsche Bank	9/5/14	700,000	1,233	1,258	25
Chilean Peso	Citibank	10/20/14	2,148,010,500	4,128,407	3,845,495	(282,912)
Chilean Peso	Barclays Bank	10/27/14	153,759,000	294,163	275,121	(19,042)
Chilean Peso	Deutsche Bank	10/29/14	307,366,000	585,236	549,887	(35,349)
Chilean Peso	Deutsche Bank	11/28/14	3,250,000	5,711	5,801	90
Chilean Peso	Deutsche Bank	12/1/14	3,250,000	5,701	5,800	99
Chilean Peso	Morgan Stanley	1/12/15	8,700,000	15,774	15,475	(299)
Chilean Peso	Barclays Bank	2/10/15	4,400,000	7,569	7,809	240
Chilean Peso	Morgan Stanley	2/12/15	10,560,000	18,346	18,739	393
Chilean Peso	Deutsche Bank	2/17/15	3,930,000	6,840	6,971	131
Chilean Peso	Morgan Stanley	2/23/15	5,200,000	9,104	9,220	116
Chilean Peso	JPMorgan Chase	2/24/15	7,300,000	12,789	12,942	153
Chilean Peso	Morgan Stanley	2/25/15	5,600,000	9,767	9,928	161
Chilean Peso	Deutsche Bank	2/26/15	3,890,000	6,772	6,896	124
Chilean Peso	Deutsche Bank	3/3/15	700,000	1,208	1,240	32
Chilean Peso	JPMorgan Chase	3/12/15	990,530,400	1,708,547	1,753,960	45,413
Chilean Peso	JPMorgan Chase	3/20/15	4,300,000	7,294	7,609	315
European Euro	Bank of America	5/15/14	193,182	263,243	266,085	2,842
European Euro	Barclays Bank	5/15/14	124,392	170,075	171,335	1,260
European Euro	HSBC Bank	5/15/14	83,688	114,347	115,270	923
European Euro	State Street Bank	5/15/14	24,184	32,670	33,311	641
European Euro	Bank of America	7/17/14	253,757	351,702	349,497	(2,205)

European Euro	Barclays Bank	7/17/14	152,470	211,531	209,996	(1,535)
European Euro	HSBC Bank	7/17/14	13,739	19,115	18,923	(192)
Indian Rupee	Citibank	4/7/14	12,666,000	200,221	211,713	11,492
Indian Rupee	Deutsche Bank	4/30/14	3,173,333	50,659	52,718	2,059
Indian Rupee	HSBC Bank	5/13/14	8,549,600	134,409	141,620	7,211
Indian Rupee	JPMorgan Chase	5/13/14	26,253,400	412,861	434,876	22,015
Indian Rupee	Deutsche Bank	5/19/14	8,080,848	127,428	133,676	6,248
Indian Rupee	HSBC Bank	5/19/14	8,645,260	136,303	143,013	6,710
Indian Rupee	JPMorgan Chase	5/19/14	14,490,000	228,524	239,699	11,175
Indian Rupee	Deutsche Bank	5/27/14	4,760,000	75,283	78,601	3,318

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Indian Rupee	Deutsche Bank	5/30/14	3,173,333	$50,344	$52,365	$2,021
Indian Rupee	JPMorgan Chase	5/30/14	16,610,000	263,749	274,092	10,343
Indian Rupee	Citibank	6/3/14	12,790,000	202,373	210,864	8,491
Indian Rupee	JPMorgan Chase	6/13/14	26,253,400	425,988	431,841	5,853
Indian Rupee	Deutsche Bank	6/26/14	4,760,000	77,038	78,064	1,026
Indian Rupee	Deutsche Bank	6/30/14	12,693,333	207,348	207,977	629
Korean Won	JPMorgan Chase	5/15/14	258,825,900	230,000	243,137	13,137
Korean Won	JPMorgan Chase	5/16/14	44,818,000	40,000	42,101	2,101
Korean Won	JPMorgan Chase	5/20/14	213,852,600	190,000	200,882	10,882
Korean Won	JPMorgan Chase	5/21/14	270,144,000	240,000	253,758	13,758
Korean Won	Deutsche Bank	6/27/14	316,000,000	270,478	296,551	26,073
Korean Won	Bank of America	8/12/14	15,938,991	14,636	14,938	302
Korean Won	Credit Suisse First Boston	8/12/14	24,533,589	22,748	22,993	245
Korean Won	HSBC Bank	9/26/14	317,000,000	290,027	296,700	6,673
Malaysian Ringgit	JPMorgan Chase	4/2/14	1,202,500	368,018	368,413	395
Malaysian Ringgit	HSBC Bank	5/15/14	2,524,088	825,000	770,891	(54,109)
Malaysian Ringgit	Deutsche Bank	5/19/14	2,093,018	685,000	639,057	(45,943)
Malaysian Ringgit	HSBC Bank	5/20/14	2,114,160	690,000	645,467	(44,533)
Malaysian Ringgit	HSBC Bank	6/20/14	900,000	274,365	274,226	(139)
Malaysian Ringgit	JPMorgan Chase	7/2/14	1,976,500	606,482	601,781	(4,701)
Malaysian Ringgit	Deutsche Bank	7/3/14	177,180	54,999	53,942	(1,057)
Malaysian Ringgit	HSBC Bank	8/6/14	110,000	32,573	33,418	845
Malaysian Ringgit	HSBC Bank	8/7/14	110,000	32,802	33,416	614
Malaysian Ringgit	HSBC Bank	8/11/14	170,000	50,790	51,629	839
Malaysian Ringgit	Deutsche Bank	9/18/14	964,663	290,947	292,267	1,320
Malaysian Ringgit	HSBC Bank	10/24/14	812,462	250,915	245,594	(5,321)
Malaysian Ringgit	Barclays Bank	10/27/14	805,012	251,307	243,296	(8,011)
Malaysian Ringgit	JPMorgan Chase	10/31/14	359,000	112,258	108,472	(3,786)
Malaysian Ringgit	Deutsche Bank	11/19/14	62,320	19,124	18,807	(317)
Malaysian Ringgit	HSBC Bank	11/20/14	39,000	11,978	11,769	(209)
Malaysian Ringgit	JPMorgan Chase	1/8/15	86,100	25,695	25,901	206
Malaysian Ringgit	JPMorgan Chase	1/9/15	46,000	13,738	13,837	99
Malaysian Ringgit	JPMorgan Chase	1/12/15	14,000	4,185	4,211	26
Malaysian Ringgit	JPMorgan Chase	2/4/15	2,661,000	786,371	799,133	12,762
Malaysian Ringgit	HSBC Bank	2/18/15	1,235,558	365,636	370,723	5,087
Malaysian Ringgit	HSBC Bank	2/23/15	720,000	214,286	215,964	1,678
Malaysian Ringgit	HSBC Bank	3/11/15	2,909,811	876,740	871,906	(4,834)
Malaysian Ringgit	JPMorgan Chase	3/12/15	735,120	219,819	220,260	441
Malaysian Ringgit	HSBC Bank	3/31/15	500,000	148,907	149,678	771
Malaysian Ringgit	JPMorgan Chase	4/2/15	1,202,500	360,775	359,976	(799)
Mexican Peso	Citibank	6/9/14	2,731,280	206,365	208,092	1,727
Mexican Peso	Citibank	6/10/14	2,728,000	205,800	207,826	2,026
Mexican Peso	Citibank	6/12/14	5,548,030	419,178	422,600	3,422
Mexican Peso	Citibank	6/13/14	3,454,600	257,954	263,121	5,167
Mexican Peso	Citibank	6/20/14	2,146,000	161,222	163,365	2,143
Mexican Peso	Citibank	7/10/14	3,689,235	277,957	280,414	2,457
Mexican Peso	HSBC Bank	9/3/14	11,644,900	849,807	881,305	31,498
Mexican Peso	HSBC Bank	9/10/14	10,223,640	766,390	773,316	6,926
Mexican Peso	Deutsche Bank	10/14/14	19,592,000	1,446,972	1,477,928	30,956
Mexican Peso	Citibank	10/22/14	6,418,829	487,707	483,893	(3,814)
Mexican Peso	HSBC Bank	11/7/14	27,672,950	2,050,000	2,083,467	33,467
Mexican Peso	Citibank	12/16/14	3,316,000	249,868	248,870	(998)
Mexican Peso	Citibank	12/18/14	1,589,750	119,413	119,293	(120)
Mexican Peso	Citibank	1/12/15	3,813,785	284,187	285,601	1,414
Mexican Peso	JPMorgan Chase	3/13/15	28,297,935	2,079,507	2,108,779	29,272
Mexican Peso	Citibank	3/17/15	903,100	66,154	67,278	1,124
Mexican Peso	Citibank	3/24/15	2,637,800	192,963	196,393	3,430
Phillipine Peso	JPMorgan Chase	6/25/14	9,600,000	216,753	213,850	(2,903)
Phillipine Peso	Deutsche Bank	6/26/14	16,461,720	372,917	366,692	(6,225)
Phillipine Peso	JPMorgan Chase	6/27/14	4,900,000	112,385	109,147	(3,238)
Phillipine Peso	JPMorgan Chase	7/11/14	9,520,000	218,178	211,989	(6,189)
Phillipine Peso	Deutsche Bank	7/18/14	28,970,800	668,871	645,014	(23,857)
Singapore Dollar	Citibank	5/16/14	260,154	210,000	206,872	(3,128)

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Singapore Dollar	Deutsche Bank	5/19/14	77,000	$60,721	$61,230	$509
Singapore Dollar	HSBC Bank	5/19/14	167,000	133,921	132,797	(1,124)
Singapore Dollar	JPMorgan Chase	5/19/14	60,863	48,913	48,398	(515)
Singapore Dollar	JPMorgan Chase	5/20/14	229,983	185,000	182,881	(2,119)
Singapore Dollar	Deutsche Bank	5/30/14	880,020	696,629	699,789	3,160
Singapore Dollar	JPMorgan Chase	6/19/14	156,000	123,263	124,053	790
Singapore Dollar	HSBC Bank	6/20/14	190,000	150,913	151,090	177
Singapore Dollar	Deutsche Bank	6/23/14	237,700	189,417	189,022	(395)
Singapore Dollar	Deutsche Bank	6/24/14	910,000	717,722	723,644	5,922
Singapore Dollar	JPMorgan Chase	7/24/14	348,966	273,155	277,517	4,362
Singapore Dollar	Deutsche Bank	8/7/14	123,000	96,971	97,819	848
Singapore Dollar	HSBC Bank	8/7/14	123,000	97,003	97,819	816
Singapore Dollar	Barclays Bank	8/12/14	34,819	27,412	27,691	279
Singapore Dollar	Deutsche Bank	8/12/14	246,000	194,374	195,641	1,267
Singapore Dollar	Barclays Bank	8/18/14	103,000	81,102	81,916	814
Singapore Dollar	Deutsche Bank	8/19/14	77,000	60,735	61,238	503
Singapore Dollar	HSBC Bank	8/19/14	77,000	60,745	61,238	493
Singapore Dollar	Deutsche Bank	8/27/14	172,000	134,554	136,794	2,240
Singapore Dollar	HSBC Bank	9/15/14	215,700	170,030	171,555	1,525
Singapore Dollar	HSBC Bank	9/19/14	252,000	199,052	200,428	1,376
Singapore Dollar	HSBC Bank	11/7/14	3,474,156	2,800,000	2,763,505	(36,495)
Singapore Dollar	HSBC Bank	2/18/15	77,000	60,918	61,266	348
Singapore Dollar	HSBC Bank	3/13/15	499,540	394,270	397,488	3,218
Swedish Krona	Deutsche Bank	5/19/14	20,440,000	3,057,317	3,156,708	99,391

				$44,043,606	$43,930,825	$(112,781)

At March 31, 2014, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Unrealized Appreciation/ (Depreciation)
Hungarian Forints/European Euro	JPMorgan Chase	43,445,000 HUF	143,312 EUR	$193,385	$189,102	$(4,283)
Hungarian Forints/European Euro	JPMorgan Chase	34,778,000 HUF	113,565 EUR	153,593	151,743	(1,850)
Hungarian Forints/European Euro	JPMorgan Chase	26,454,170 HUF	82,915 EUR	115,687	117,968	2,281
Hungarian Forints/European Euro	Deutsche Bank	88,267,600 HUF	276,614 EUR	386,003	393,674	7,671
Hungarian Forints/European Euro	JPMorgan Chase	44,259,000 HUF	139,192 EUR	194,587	197,744	3,157
Hungarian Forints/European Euro	JPMorgan Chase	44,021,000 HUF	138,443 EUR	193,541	196,681	3,140
Polish Zloty/European Euro	Morgan Stanley	91,000 PLN	21,321 EUR	27,425	28,057	632
Polish Zloty/European Euro	Deutsche Bank	700,000 PLN	163,540 EUR	225,035	228,387	3,352
Polish Zloty/European Euro	Barclays Bank	233,000 PLN	54,477 EUR	74,396	74,940	544
Polish Zloty/European Euro	Deutsche Bank	233,000 PLN	54,509 EUR	74,401	74,906	505
Polish Zloty/European Euro	Deutsche Bank	233,000 PLN	54,721 EUR	74,430	74,609	179
Swedish Krona/European Euro	Deutsche Bank	5,900,000 SEK	677,188 EUR	913,025	890,921	(22,104)
Swedish Krona/European Euro	Deutsche Bank	4,380,000 SEK	494,552 EUR	680,545	674,290	(6,255)

				$3,306,053	$3,293,022	$(13,031)

Over-the-Counter Interest Rate Swap Agreements

At March 31, 2014, the Fund’s open over-the-counter interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount (Local)	Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month U.S. Dollar LIBOR BBA	3.018%	8/22/23	JPMorgan Chase	3,910,000	$(94,603)	$(94,603)
Pay	3-Month U.S. Dollar LIBOR BBA	3.848%	8/22/43	JPMorgan Chase	2,230,000	(136,440)	(136,440)

						$(231,043)	$(231,043)

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks+ (97.7%):
Aerospace & Defense (2.6%):
11,990	Boeing Co. (The)	$1,504,625
16,975	Honeywell International, Inc.	1,574,601
8,355	Raytheon Co.	825,390
14,205	United Technologies Corp.	1,659,713

		5,564,329

Air Freight & Logistics (0.8%):
17,850	United Parcel Service, Inc., Class B	1,738,233

Auto Components (0.0%):
3,950	Cooper Tire & Rubber Co.	95,985

Automobiles (0.3%):
41,510	Ford Motor Co.	647,556

Banks (6.1%):
4,130	Associated Banc-Corp.	74,588
118,735	Bank of America Corp.	2,042,242
45,268	Citigroup, Inc.	2,154,757
3,180	FirstMerit Corp.	66,239
54,420	JPMorgan Chase & Co.	3,303,838
4,250	Old National Bancorp	63,368
29,805	U.S. Bancorp	1,277,442
76,155	Wells Fargo & Co.	3,787,950

		12,770,424

Beverages (2.0%):
53,110	Coca-Cola Co. (The)	2,053,232
3,838	Monster Beverage Corp. *	266,549
23,845	PepsiCo, Inc.	1,991,058

		4,310,839

Biotechnology (2.7%):
1,200	Alexion Pharmaceuticals, Inc. *	182,556
13,615	Amgen, Inc.	1,679,274
3,600	Biogen Idec, Inc. *	1,101,132
4,200	Celgene Corp. *	586,320
24,090	Gilead Sciences, Inc. *	1,707,017
1,000	Regeneron Pharmaceuticals, Inc. *	300,280
2,240	Vertex Pharmaceuticals, Inc. *	158,413

		5,714,992

Capital Markets (2.3%):
300	Affiliated Managers Group, Inc. *	60,015
41,190	Charles Schwab Corp. (The)	1,125,722
8,925	Eaton Vance Corp.	340,578
7,090	Goldman Sachs Group, Inc. (The)	1,161,696
12,345	Legg Mason, Inc.	605,399
22,790	Morgan Stanley	710,364
9,650	TD Ameritrade Holding Corp.	327,618
5,925	Waddell & Reed Financial, Inc., Class A	436,199

		4,767,591

Chemicals (2.4%):
22,730	Dow Chemical Co. (The)	1,104,452
14,370	E.I. du Pont de Nemours & Co.	964,227
7,340	Eastman Chemical Co.	632,781
8,670	LyondellBasell Industries NV, Class A	771,110
7,090	Monsanto Co.	806,629
9,230	Olin Corp.	254,840
2,300	Potash Corp. of Saskatchewan, Inc.	83,306
8,060	RPM International, Inc.	337,230

		4,954,575

Commercial Services & Supplies (0.6%):
5,720	ADT Corp. (The)	171,314
9,490	R.R. Donnelley & Sons Co.	169,871
8,840	Tyco International, Ltd.	374,816

Shares		Fair Value
Common Stocks+, continued
Commercial Services & Supplies, continued
11,865	Waste Management, Inc.	$499,161

		1,215,162

Communications Equipment (1.6%):
67,370	Cisco Systems, Inc.	1,509,762
5,899	Motorola Solutions, Inc.	379,247
15,220	QUALCOMM, Inc.	1,200,249
9,470	Telefonaktiebolaget LM Ericsson, Sponsored ADR	126,235

		3,215,493

Consumer Finance (1.0%):
15,160	American Express Co.	1,364,855
11,780	Discover Financial Services	685,478

		2,050,333

Containers & Packaging (0.4%):
6,365	Avery Dennison Corp.	322,515
11,740	MeadWestvaco Corp.	441,893
2,810	Sonoco Products Co.	115,266

		879,674

Distributors (0.3%):
7,235	Genuine Parts Co.	628,360

Diversified Financial Services (1.6%):
19,830	Berkshire Hathaway, Inc., Class B *	2,478,155
8,085	CME Group, Inc.	598,371
985	IntercontinentalExchange Group, Inc.	194,863

		3,271,389

Diversified Telecommunication Services (2.2%):
74,045	AT&T, Inc.	2,596,758
17,014	Frontier Communications Corp.	96,980
41,935	Verizon Communications, Inc.	1,994,848

		4,688,586

Electric Utilities (1.2%):
6,000	American Electric Power Co., Inc.	303,960
21,571	Duke Energy Corp.	1,536,287
1,970	Hawaiian Electric Industries, Inc.	50,077
8,120	OGE Energy Corp.	298,491
17,665	Pepco Holdings, Inc.	361,779

		2,550,594

Electrical Equipment (1.0%):
13,880	Eaton Corp. plc	1,042,666
15,440	Emerson Electric Co.	1,031,392
2,670	Hubbell, Inc., Class B	320,053

		2,394,111

Electronic Equipment, Instruments & Components (0.4%):
25,280	Corning, Inc.	526,330
6,750	TE Connectivity, Ltd.	406,418

		932,748

Energy Equipment & Services (2.3%):
9,400	Baker Hughes, Inc.	611,188
1,495	CARBO Ceramics, Inc.	206,295
3,550	Diamond Offshore Drilling, Inc.	173,098
20,900	Halliburton Co.	1,230,801
13,235	Patterson-UTI Energy, Inc.	419,285

Continued

AZL Gateway Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Energy Equipment & Services, continued
1,200	Rowan Cos. plc, Class A *	$40,416
22,331	Schlumberger, Ltd.	2,177,272
2,000	Seadrill, Ltd.	70,320
3,170	Tidewater, Inc.	154,125

		5,082,800

Food & Staples Retailing (2.0%):
23,285	CVS Caremark Corp.	1,743,116
11,900	Walgreen Co.	785,757
21,680	Wal-Mart Stores, Inc.	1,657,002

		4,185,875

Food Products (1.3%):
20,530	ConAgra Foods, Inc.	637,046
13,240	Kraft Foods Group, Inc., Class A	742,764
40,070	Mondelez International, Inc., Class A	1,384,418

		2,764,228

Gas Utilities (0.3%):
1,776	AGL Resources, Inc.	86,953
4,680	National Fuel Gas Co.	327,787
2,690	One Gas, Inc. *	96,652
3,350	WGL Holdings, Inc.	134,201

		645,593

Health Care Equipment & Supplies (2.1%):
29,600	Abbott Laboratories	1,139,895
11,810	Baxter International, Inc.	868,980
34,380	Boston Scientific Corp. *	464,818
7,190	Covidien plc	529,615
520	Intuitive Surgical, Inc. *	227,755
18,175	Medtronic, Inc.	1,118,490

		4,349,553

Health Care Providers & Services (2.0%):
14,044	Aetna, Inc.	1,052,879
9,845	Express Scripts Holding Co. *	739,261
3,320	HCA Holdings, Inc. *	174,300
1,000	Patterson Cos., Inc.	41,760
1,800	Quest Diagnostics, Inc.	104,256
16,480	UnitedHealth Group, Inc.	1,351,195
3,590	Universal Health Services, Inc., Class B	294,631
4,520	WellPoint, Inc.	449,966

		4,208,248

Hotels, Restaurants & Leisure (1.5%):
14,060	International Game Technology	197,684
5,450	Las Vegas Sands Corp.	440,251
15,405	McDonald’s Corp.	1,510,152
7,620	Melco Crown Entertainment, Ltd., Sponsored ADR *	294,513
9,590	MGM Resorts International *	247,997
1,460	Tim Hortons, Inc.	80,753
5,490	Wendy’s Co. (The)	50,069
2,420	Wynn Resorts, Ltd.	537,603

		3,359,022

Household Durables (0.9%):
12,760	Leggett & Platt, Inc.	416,486
14,425	Newell Rubbermaid, Inc.	431,309
11,390	Toll Brothers, Inc. *	408,901
3,995	Tupperware Brands Corp.	334,621
2,640	Whirlpool Corp.	394,574

		1,985,891

Shares		Fair Value
Common Stocks+, continued
Household Products (2.1%):
13,760	Colgate-Palmolive Co.	$892,611
7,345	Kimberly-Clark Corp.	809,786
33,755	Procter & Gamble Co. (The)	2,720,653

		4,423,050

Industrial Conglomerates (2.3%):
9,495	3M Co.	1,288,092
135,205	General Electric Co.	3,500,457

		4,788,549

Insurance (2.9%):
2,350	AEGON NV, NYS, Sponsored ADR Registered Shares	21,620
6,400	AFLAC, Inc.	403,456
13,380	Allstate Corp. (The)	757,040
21,770	American International Group, Inc.	1,088,718
4,170	Aon plc	351,448
6,800	Arthur J. Gallagher & Co.	323,544
8,615	Fidelity National Financial, Inc., Class A	270,856
10,460	Lincoln National Corp.	530,008
14,565	Marsh & McLennan Cos., Inc.	718,055
1,980	Mercury General Corp.	89,258
12,020	Old Republic International Corp.	197,128
6,470	Principal Financial Group, Inc.	297,555
6,360	Travelers Cos., Inc. (The)	541,236
10,485	XL Group plc, Class B	327,656

		5,917,578

Internet & Catalog Retail (1.1%):
6,145	Amazon.com, Inc. *	2,067,915
850	Netflix, Inc. *	299,226

		2,367,141

Internet Software & Services (3.3%):
5,140	Akamai Technologies, Inc. *	299,199
1,190	Baidu, Inc., Sponsored ADR *	181,333
18,440	eBay, Inc. *	1,018,626
14,800	Facebook, Inc., Class A *	891,552
3,675	Google, Inc., Class A *	4,095,824
1,150	LinkedIn Corp., Class A *	212,681
5,820	VeriSign, Inc. *	313,756
5,400	Yahoo!, Inc. *	193,860

		7,206,831

IT Services (3.7%):
16,110	Automatic Data Processing, Inc.	1,244,659
3,860	Broadridge Financial Solutions, Inc.	143,360
12,440	Cognizant Technology Solutions Corp., Class A *	629,588
8,790	Fidelity National Information Services, Inc.	469,826
12,535	International Business Machines Corp.	2,412,861
20,415	Paychex, Inc.	869,679
7,710	Visa, Inc., Class A	1,664,281
18,955	Western Union Co.	310,104

		7,744,358

Leisure Products (0.3%):
17,200	Mattel, Inc.	689,892

Machinery (2.4%):
9,100	Caterpillar, Inc.	904,267
6,270	Cummins, Inc.	934,166
5,880	Deere & Co.	533,904

Continued

AZL Gateway Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Machinery, continued
5,945	Parker Hannifin Corp.	$711,676
5,229	Pentair, Ltd., Registered Shares	414,869
2,745	Snap-On, Inc.	311,503
4,245	SPX Corp.	417,326
6,530	Stanley Black & Decker, Inc.	530,497
4,770	Timken Co.	280,381

		5,038,589

Media (3.3%):
24,700	Comcast Corp., Class A	1,235,494
3,863	Liberty Global plc, Series C *	157,263
1,909	Liberty Global plc, Class A *	79,414
5,986	News Corp., Class B *	99,966
9,185	Omnicom Group, Inc.	666,831
59,420	Sirius XM Holdings, Inc. *	190,144
7,520	Time Warner Cable, Inc.	1,031,594
19,790	Time Warner, Inc.	1,292,881
28,350	Walt Disney Co. (The)	2,269,984

		7,023,571

Metals & Mining (0.9%):
19,635	Alcoa, Inc.	252,702
21,570	Freeport-McMoRan Copper & Gold, Inc.	713,321
5,615	Gerdau SA, Sponsored ADR	35,992
9,730	Nucor Corp.	491,754
2,150	Silver Wheaton Corp.	48,805
5,059	Southern Copper Corp.	147,267
12,300	Steel Dynamics, Inc.	218,817
2,970	Worthington Industries, Inc.	113,603

		2,022,261

Multiline Retail (0.9%):
4,345	J.C. Penney Co., Inc. *	37,454
10,990	Macy’s, Inc.	651,597
6,950	Nordstrom, Inc.	434,028
1,520	Sears Holdings Corp. *	72,595
10,110	Target Corp.	611,756

		1,807,430

Multi-Utilities (1.4%):
15,840	Ameren Corp.	652,608
14,630	CenterPoint Energy, Inc.	346,585
15,585	Consolidated Edison, Inc.	836,135
5,515	Integrys Energy Group, Inc.	328,970
21,910	Public Service Enterprise Group, Inc.	835,647

		2,999,945

Oil, Gas & Consumable Fuels (7.6%):
18,175	Chesapeake Energy Corp.	465,644
26,100	Chevron Corp.	3,103,550
1,270	CNOOC, Ltd., Sponsored ADR	192,799
26,810	ConocoPhillips	1,886,084
12,190	CONSOL Energy, Inc.	486,991
55,910	Exxon Mobil Corp.	5,461,288
3,550	HollyFrontier Corp.	168,909
15,870	Occidental Petroleum Corp.	1,512,252
10,960	ONEOK, Inc.	649,380
12,680	Phillips 66	977,121
15,445	Southwestern Energy Co. *	710,624
3,010	Statoil ASA, Sponsored ADR	84,942
1,890	Total SA, Sponsored ADR	123,984
1,200	Valero Energy Corp.	63,720

		15,887,288

Personal Products (0.2%):
13,340	Avon Products, Inc.	195,298

Shares		Fair Value
Common Stocks+, continued
Personal Products, continued
1,890	Herbalife, Ltd.	$108,240

		303,538

Pharmaceuticals (6.3%):
28,450	Abbvie, Inc.	1,462,330
26,770	Bristol-Myers Squibb Co.	1,390,702
16,310	Eli Lilly & Co.	960,007
4,310	GlaxoSmithKline plc, Sponsored ADR	230,283
35,610	Johnson & Johnson Co.	3,497,970
967	Mallinckrodt plc *	61,317
42,500	Merck & Co., Inc.	2,412,725
95,895	Pfizer, Inc.	3,080,147

		13,095,481

Professional Services (0.1%):
1,690	Dun & Bradstreet Corp.	167,902

Real Estate Investment Trusts (REITs) (1.6%):
27,040	American Capital Agency Corp.	581,090
40,830	Annaly Capital Management, Inc.	447,905
30,020	Duke Realty Corp.	506,738
6,140	Hatteras Financial Corp.	115,739
2,980	Healthcare Realty Trust, Inc.	71,967
13,070	Liberty Property Trust	483,067
10,495	Mack-Cali Realty Corp.	218,191
11,825	Senior Housing Properties Trust	265,708
12,668	Ventas, Inc.	767,300

		3,457,705

Road & Rail (0.6%):
33,635	CSX Corp.	974,406
12,380	Hertz Global Holdings, Inc. *	329,803

		1,304,209

Semiconductors & Semiconductor Equipment (2.7%):
17,890	Advanced Micro Devices, Inc. *	71,739
8,430	Altera Corp.	305,503
8,740	Analog Devices, Inc.	464,444
29,330	Applied Materials, Inc.	598,919
1,720	First Solar, Inc. *	120,039
72,115	Intel Corp.	1,861,287
7,665	Linear Technology Corp.	373,209
9,495	Microchip Technology, Inc.	453,481
8,200	Micron Technology, Inc. *	194,012
11,535	NVIDIA Corp.	206,592
5,160	Skyworks Solutions, Inc. *	193,603
10,060	Texas Instruments, Inc.	474,329
7,550	Xilinx, Inc.	409,739

		5,726,896

Software (3.9%):
14,390	Activision Blizzard, Inc.	294,132
11,475	Adobe Systems, Inc. *	754,367
8,070	Autodesk, Inc. *	396,883
106,745	Microsoft Corp.	4,375,477
4,230	Nuance Communications, Inc. *	72,629
45,925	Oracle Corp.	1,878,791
14,070	Symantec Corp.	280,978
5,690	TIBCO Software, Inc. *	115,621

		8,168,878

Specialty Retail (2.6%):
3,090	Abercrombie & Fitch Co., Class A	118,965
10,030	American Eagle Outfitters, Inc.	122,767

Continued

AZL Gateway Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Specialty Retail, continued
100	AutoZone, Inc. *	$53,710
5,645	Best Buy Co., Inc.	149,084
5,390	Foot Locker, Inc.	253,222
11,425	Gap, Inc. (The)	457,686
23,615	Home Depot, Inc. (The)	1,868,655
9,420	L Brands, Inc.	534,773
23,310	Lowe’s Cos., Inc.	1,139,859
5,150	Tiffany & Co.	443,673
6,960	TJX Cos., Inc. (The)	422,124

		5,564,518

Technology Hardware, Storage & Peripherals (3.7%):
11,185	Apple, Inc.	6,003,437
25,930	EMC Corp.	710,741
25,445	Hewlett-Packard Co.	823,400
5,410	Seagate Technology plc	303,826

		7,841,404

Thrifts & Mortgage Finance (0.2%):
23,075	New York Community Bancorp, Inc.	370,815

Tobacco (1.6%):
31,870	Altria Group, Inc.	1,192,894
20,515	Philip Morris International, Inc.	1,679,563
9,470	Reynolds American, Inc.	505,887
4,107	Vector Group, Ltd.	88,465

		3,466,809

Trading Companies & Distributors (0.1%):
3,185	GATX Corp.	216,198

Total Common Stocks (Cost $157,623,480)		206,573,020

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Purchased Options (0.2%):
Total Purchased Options (Cost $1,074,965)		546,645

Unaffiliated Investment Company (3.5%):
7,461,589	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	7,461,589

Total Unaffiliated Investment Company (Cost $7,461,589)		7,461,589

Total Investment Securities (Cost $166,160,034)(b) - 101.4%		214,581,254
Net other assets (liabilities) - (1.4)%		(3,098,512)

Net Assets - 100.0%		$211,482,742

Percentages indicated are based on net assets as of March 31, 2014.

ADR	-	American Depositary Receipt
NYS	-	New York Shares

*	Non-income producing security.
+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.
(a)	The rate represents the effective yield at March 31, 2014.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Gateway Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Exchange-traded options purchased as of March 31, 2014 were as follows:

Description	Put/ Call		Strike Price	Expiration Date	Contracts	Fair Value
S&P 500 Index	Put	USD	1700.00	5/16/14	209	$97,185
S&P 500 Index	Put	USD	1675.00	6/20/14	148	130,980
S&P 500 Index	Put	USD	1700.00	6/20/14	207	226,665
S&P 500 Index	Put	USD	1675.00	4/18/14	150	8,625
S&P 500 Index	Put	USD	1700.00	4/18/14	188	14,570
S&P 500 Index	Put	USD	1675.00	5/16/14	188	68,620

Total						$546,645

Exchange-traded options written as of March 31, 2014 were as follows:

Description	Put/ Call		Strike Price	Expiration Date	Contracts	Fair Value
S&P 500 Index	Call	USD	1900.00	5/16/14	134	$(204,350)
S&P 500 Index	Call	USD	1875.00	5/16/14	122	(334,280)
S&P 500 Index	Call	USD	1875.00	4/03/14	122	(92,110)
S&P 500 Index	Call	USD	1845.00	4/10/14	129	(417,315)
S&P 500 Index	Call	USD	1850.00	4/18/14	210	(674,100)
S&P 500 Index	Call	USD	1825.00	4/18/14	126	(657,720)
S&P 500 Index	Call	USD	1850.00	5/16/14	121	(521,510)
S&P 500 Index	Call	USD	1875.00	4/18/14	126	(197,190)

Total						$(3,098,575)

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (97.6%):
Aerospace & Defense (1.0%):
199,235	BAE Systems plc	$1,383,883
67,493	Cobham plc	336,911
37,016	European Aeronautic Defence & Space Co. NV	2,654,297
25,787	Finmeccanica SpA *	255,410
50,060	Meggitt plc	401,241
118,775	Rolls-Royce Holdings plc	2,130,292
16,850	Safran SA	1,168,467
97,000	Singapore Technologies Engineering, Ltd.	295,078
5,633	Thales SA	373,934
10,465	Zodiac Aerospace	369,685

		9,369,198

Air Freight & Logistics (0.4%):
56,903	Deutsche Post AG	2,113,535
39,654	Royal Mail plc *	372,502
26,547	TNT Express NV	261,450
43,939	Toll Holdings, Ltd.	211,983
23,000	Yamato Holdings Co., Ltd.	495,250

		3,454,720

Airlines (0.1%):
69,000	All Nippon Airways Co., Ltd. ^	149,431
71,000	Cathay Pacific Airways, Ltd.	132,480
14,473	Deutsche Lufthansa AG, Registered Shares *	379,056
9,954	easyJet plc	284,877
62,529	International Consolidated Airlines Group SA *	436,311
3,435	Japan Airlines Co., Ltd.	168,888
57,609	Qantas Airways, Ltd. *	59,134
1,900	Ryanair Holdings plc, ADR *	111,739
34,000	Singapore Airlines, Ltd.	283,590

		2,005,506

Auto Components (1.2%):
11,700	Aisin Sieki Co., Ltd.	421,475
41,300	Bridgestone Corp.	1,462,815
11,866	Compagnie Generale des Establissements Michelin SCA, Class B	1,486,202
6,988	Continental AG	1,674,339
30,900	DENSO Corp.	1,479,586
106,853	GKN plc	695,492
7,000	Koito Manufacturing Co., Ltd.	118,282
11,000	NGK Spark Plug Co., Ltd.	246,737
9,600	NHK SPRING Co., Ltd.	88,835
5,300	NOK Corp.	86,471
7,027	Nokian Renkaat OYJ	284,738
15,275	Pirelli & C. SpA	239,981
9,000	Stanley Electric Co., Ltd.	199,325
10,000	Sumitomo Rubber Industries, Ltd.	127,748
15,000	The Yokohama Rubber Co., Ltd.	140,749
3,700	Toyoda Gosei Co., Ltd.	70,880
3,100	Toyota Boshoku Corp. ^	31,395
10,100	Toyota Industries Corp.	484,399
4,704	Valeo SA	663,462

		10,002,911

Automobiles (3.3%):
20,814	Bayerische Motoren Werke AG (BMW)	2,627,125
12,000	Daihatsu Motor Co., Ltd.	211,712
60,334	Daimler AG, Registered Shares	5,701,268

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
53,342	Fiat SpA *	$620,749
36,200	Fuji Heavy Industries, Ltd.	977,431
102,200	Honda Motor Co., Ltd.	3,593,968
73,000	Isuzu Motors, Ltd.	422,564
175,000	Mazda Motor Corp.	775,068
38,300	Mitsubishi Motors Corp.	400,214
154,900	Nissan Motor Co., Ltd.	1,378,795
12,291	Renault SA	1,197,364
22,200	Suzuki Motor Corp.	578,406
172,800	Toyota Motor Corp.	9,726,386
1,852	Volkswagen AG	469,363
17,100	Yamaha Motor Co., Ltd.	271,988

		28,952,401

Banks (13.6%):
61,000	Aozora Bank, Ltd.	173,636
171,827	Australia & New Zealand Banking Group, Ltd.	5,279,627
357,240	Banca Monte dei Paschi di Siena SpA *	130,372
362,657	Banco Bilbao Vizcaya Argentaria SA	4,362,951
212,030	Banco de Sabadell SA	655,713
116,709	Banco Espirito Santo SA *	219,150
21,473	Banco Popolare SC *	468,001
106,620	Banco Popular Espanol SA	806,800
726,685	Banco Santander SA	6,938,560
64,650	Bank Hapoalim BM	368,993
79,080	Bank Leumi Le *	308,866
77,600	Bank of East Asia, Ltd. (The)	304,032
1,473,636	Bank of Ireland *	630,394
21,000	Bank of Kyoto, Ltd. (The)	173,172
18,744	Bank of Queensland, Ltd.	223,830
75,000	Bank of Yokohama, Ltd. (The)	373,889
247,083	Bankia SA *	522,411
959,013	Barclays plc	3,740,166
25,785	Bendigo and Adelaide Bank, Ltd.	272,698
62,395	BNP Paribas SA	4,823,023
239,500	BOC Hong Kong Holdings, Ltd.	683,781
47,000	Chiba Bank, Ltd. (The)	289,336
9,000	Chugoku Bank, Ltd. (The)	119,910
205,030	Chuo Mitsui Trust Holdings, Inc.	924,681
59,931	Commerzbank AG *	1,102,514
101,003	Commonwealth Bank of Australia	7,269,088
62,478	Credit Agricole SA *	986,609
107,794	Criteria Caixacorp SA	694,309
41,674	Danske Bank A/S	1,162,237
107,000	DBS Group Holdings, Ltd.	1,377,896
62,394	DnB NOR ASA	1,086,375
15,900	Erste Group Bank AG	544,193
47,000	Fukuoka Financial Group, Inc.	192,874
26,000	Gunma Bank, Ltd. (The)	141,452
28,000	Hachijuni Bank, Ltd. (The)	158,887
48,100	Hang Seng Bank, Ltd.	767,351
33,000	Hiroshima Bank, Ltd. (The)	138,419
65,000	Hokuhoku Financial Group, Inc.	124,593
1,174,524	HSBC Holdings plc	11,890,358
729,269	Intesa Sanpaolo SpA	2,476,237
17,400	Iyo Bank, Ltd. (The)	166,093
45,000	Joyo Bank, Ltd. (The)	224,061
16,013	KBC Groep NV	986,676

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
3,131,490	Lloyds Banking Group plc *	$3,929,857
799,000	Mitsubishi UFJ Financial Group, Inc.	4,383,686
8,445	Mizrahi Tefahot Bank, Ltd.	115,582
1,442,439	Mizuho Financial Group, Inc.	2,846,423
147,255	National Australia Bank, Ltd.	4,852,120
61,632	Natixis	452,918
48,000	Nishi-Nippon City Bank, Ltd. (The)	107,684
191,197	Nordea Bank AB	2,716,355
165,000	Oversea-Chinese Banking Corp., Ltd.	1,252,713
7,158	Raiffeisen International Bank-Holding AG	239,153
134,987	Resona Holdings, Inc.	651,671
133,992	Royal Bank of Scotland Group plc *	695,940
33,400	Seven Bank, Ltd.	130,841
103,000	Shinsei Bank, Ltd. ^	202,119
35,000	Shizuoka Bank, Ltd. (The)	341,178
94,803	Skandinaviska Enskilda Banken AB, Class A ^	1,300,993
45,132	Societe Generale	2,785,758
152,247	Standard Chartered plc	3,183,628
79,769	Sumitomo Mitsui Financial Group, Inc.	3,400,766
11,000	Suruga Bank, Ltd.	193,366
30,934	Svenska Handelsbanken AB, A Shares ^	1,555,221
56,309	Swedbank AB, A Shares	1,510,611
53,527	UBI Banca - Unione di Banche Italiane SCPA	505,384
273,551	UniCredit SpA	2,503,870
81,000	United Overseas Bank, Ltd.	1,397,519
194,830	Westpac Banking Corp.	6,247,030
15,000	Yamaguchi Financial Group, Inc.	134,866

		111,921,466

Beverages (2.2%):
50,364	Anheuser-Busch InBev NV	5,293,166
24,200	Asahi Breweries, Ltd.	678,969
6,677	Carlsberg A/S, Class B	665,461
36,363	Coca-Cola Amatil, Ltd.	372,021
12,509	Coca-Cola HBC AG	311,632
3,100	Coca-Cola West Co., Ltd.	54,048
157,324	Diageo plc	4,882,068
6,248	Heineken Holding NV	403,483
14,169	Heineken NV	987,243
54,000	Kirin Holdings Co., Ltd.	750,764
13,520	Pernod Ricard SA	1,574,985
1,475	Remy Cointreau SA	118,474
60,408	SABMiller plc	3,016,806
8,800	Suntory Beverage & Food, Ltd.	302,920
36,895	Treasury Wine Estates, Ltd.	120,821

		19,532,861

Biotechnology (0.4%):
6,628	Actelion, Ltd., Registered Shares	628,647
30,584	CSL, Ltd.	1,973,243
9,048	Grifols SA	496,691

		3,098,581

Building Products (0.6%):
63,000	Asahi Glass Co., Ltd.	364,738

Shares		Fair Value
Common Stocks, continued
Building Products, continued
21,354	Assa Abloy AB, Class B	$1,140,910
26,338	Compagnie de Saint-Gobain SA	1,594,417
14,500	Daikin Industries, Ltd.	810,985
2,325	Geberit AG, Registered Shares	762,535
16,300	Lixil Group Corp.	448,786
18,000	TOTO, Ltd.	249,174

		5,371,545

Capital Markets (1.9%):
59,663	3i Group plc	396,143
61,360	Aberdeen Asset Management plc	399,979
95,379	Credit Suisse Group AG, Registered Shares	3,089,424
104,300	Daiwa Securities Group, Inc.	906,008
63,947	Deutsche Bank AG, Registered Shares	2,860,096
31,809	ICAP plc	200,497
35,628	Investec plc	288,348
14,125	Julius Baer Group, Ltd.	628,026
18,518	Macquarie Group, Ltd.	998,581
32,373	Mediobanca SpA *	370,793
231,000	Nomura Holdings, Inc.	1,479,491
1,118	Partners Group Holding AG	314,498
11,690	SBI Holdings, Inc.	140,606
6,431	Schroders plc	278,912
228,741	UBS AG, Registered Shares	4,723,918

		17,075,320

Chemicals (3.5%):
19,699	Air Liquide SA	2,671,700
10,000	Air Water, Inc.	138,168
14,944	Akzo Nobel NV	1,224,302
3,884	Arkema, Inc.	440,515
83,000	Asahi Kasei Corp.	563,594
57,555	BASF SE	6,395,801
8,319	Croda International plc	354,181
18,000	Daicel Chemical Industries, Ltd.	148,679
508	Ems-Chemie Holding AG	192,572
593	Givaudan SA, Registered Shares	918,463
5,400	Hitachi Chemical Co., Ltd.	73,402
103,372	Incitec Pivot, Ltd.	283,925
28,383	Israel Chemicals, Ltd.	248,193
163	Israel Corp., Ltd. (The) *	90,972
12,552	Johnson Matthey plc	684,926
11,800	JSR Corp.	218,391
10,653	K+S AG, Registered Shares	349,874
15,000	Kaneka Corp.	90,882
16,000	Kansai Paint Co., Ltd.	228,469
10,015	Koninklijke DSM NV	687,775
22,300	Kuraray Co., Ltd.	254,683
5,206	Lanxess AG	392,691
11,693	Linde AG	2,340,301
83,000	Mitsubishi Chemical Holdings Corp.	344,701
25,000	Mitsubishi Gas Chemical Co., Inc.	140,744
56,000	Mitsui Chemicals, Inc.	137,144
10,000	Nippon Paint Co., Ltd.	151,250
10,100	Nitto Denko Corp.	486,474
14,195	Novozymes A/S, B Shares	625,106
23,220	Orica, Ltd.	471,338

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
25,400	Shin-Etsu Chemical Co., Ltd.	$1,449,868
88,000	Showa Denko K.K.	124,351
133	Sika AG, Bearer Shares	544,585
3,598	Solvay SA	565,462
91,000	Sumitomo Chemical Co., Ltd.	335,207
5,861	Syngenta AG, Registered Shares	2,223,731
17,000	Taiyo Nippon Sanso Corp.	133,441
62,000	Teijin, Ltd.	153,519
97,000	Toray Industries, Inc.	640,318
61,000	Ube Industries, Ltd.	112,054
7,101	Umicore	362,482
11,517	Yara International ASA	509,019

		28,503,253

Commercial Services & Supplies (0.6%):
16,527	Aggreko plc	414,296
22,175	Babcock International Group plc	498,416
97,290	Brambles, Ltd.	835,823
35,000	Dai Nippon Printing Co., Ltd.	335,025
12,919	Edenred	405,677
98,126	G4S plc	395,702
6,600	Park24 Co., Ltd.	125,299
13,700	SECOM Co., Ltd.	788,490
18,326	Securitas AB, B Shares	212,800
32,107	Serco Group plc	225,288
1,677	Societe BIC SA	220,355
37,000	Toppan Printing Co., Ltd.	264,621

		4,721,792

Communications Equipment (0.7%):
170,427	Alcatel-Lucent *	673,330
236,726	Nokia OYJ *	1,742,778
192,270	Telefonaktiebolaget LM Ericsson, B Shares ^	2,562,512

		4,978,620

Construction & Engineering (0.8%):
10,728	ACS, Actividades de Construccion y Servicios SA	421,958
11,582	Bouygues SA	484,023
9,000	Chiyoda Corp.	116,964
25,318	Ferrovial SA	549,770
1,835	Hochtief AG	166,714
13,000	JGC Corp.	451,697
51,000	Kajima Corp.	178,553
9,000	Kinden Corp.	86,999
4,970	Koninklijke Boskalis Westminster NV	273,993
11,045	Leighton Holdings, Ltd. ^	216,289
40,000	Obayashi Corp.	225,212
5,805	OCI NV *	263,543
38,000	Shimizu Corp.	196,552
23,030	Skanska AB, B Shares	543,322
59,000	TAISEI Corp.	263,047
30,306	Vinci SA	2,257,955

		6,696,591

Construction Materials (0.6%):
50,387	Boral, Ltd.	264,163
45,335	CRH plc	1,263,734
43,202	Fletcher Building, Ltd.	357,437
8,620	HeidelbergCement AG	738,575
14,177	Holcim, Ltd., Registered Shares	1,177,594
2,219	Imerys SA	197,244
27,322	James Hardie Industries SE	363,290

Shares		Fair Value
Common Stocks, continued
Construction Materials, continued
11,589	Lafarge SA	$908,309
77,000	Taiheiyo Cement Corp.	277,124

		5,547,470

Consumer Finance (0.1%):
20,700	ACOM Co., Ltd. *^	66,067
6,800	Aeon Credit Service Co., Ltd.	153,080
10,400	Credit Saison Co., Ltd.	206,575

		425,722

Containers & Packaging (0.1%):
76,058	Amcor, Ltd.	733,178
48,646	Rexam plc	395,265
9,800	Toyo Seikan Kaisha, Ltd.	158,888

		1,287,331

Distributors (0.1%):
8,000	Jardine Cycle & Carriage, Ltd.	289,286
384,000	Li & Fung, Ltd.	569,285

		858,571

Diversified Consumer Services (0.0%):
4,800	Benesse Holdings, Inc.	183,202

Diversified Financial Services (1.2%):
12,354	ASX, Ltd.	413,368
11,887	Deutsche Boerse AG	945,849
2,045	Eurazeo	183,959
6,343	EXOR SpA	285,023
149,750	First Pacific Co., Ltd.	149,372
5,077	Groupe Bruxelles Lambert SA	507,238
13,570	Hargreaves Lansdown plc	330,014
66,900	Hong Kong Exchanges & Clearing, Ltd.	1,014,937
8,009	Industrivarden AB, C Shares	155,443
240,821	ING Groep NV *	3,422,333
29,142	Investor AB, B Shares	1,056,181
15,300	Japan Exchange Group, Inc. ^	372,544
14,671	Kinnevik Investment AB, Class B	542,491
10,613	London Stock Exchange Group plc	348,897
34,100	Mitsubishi UFJ Lease & Finance Co., Ltd.	166,770
82,600	ORIX Corp.	1,160,299
1,812	Pargesa Holding SA	156,920
8,153	Pohjola Bank plc	181,478
54,000	Singapore Exchange, Ltd.	297,881

		11,690,997

Diversified Telecommunication Services (3.3%):
9,463	Belgacom SA ^	296,955
119,553	Bezeq The Israeli Telecommunication Corp., Ltd.	212,965
496,307	BT Group plc	3,158,222
181,479	Deutsche Telekom AG, Registered Shares	2,935,054
9,706	Elisa OYJ *	279,469
115,302	France Telecom SA	1,704,889
149,000	HKT Trust & HKT, Ltd.	157,381
1,632	Iliad SA	470,850
28,073	Inmarsat plc	340,214
196,105	Koninklijke (Royal) KPN NV *	693,865
23,876	Nippon Telegraph & Telephone Corp.	1,297,962
277,000	PCCW, Ltd.	139,118
40,719	Portugal Telecom SGPS SA, Registered Shares	173,405

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
496,000	Singapore Telecommunications, Ltd.	$1,442,565
1,492	Swisscom AG, Registered Shares	916,453
51,006	TDC A/S	471,488
105,243	Telecom Corp. of New Zealand, Ltd.	222,819
650,003	Telecom Italia SpA	767,307
377,255	Telecom Italia SpA	353,325
18,991	Telefonica Deutschland Holding AG	151,351
256,751	Telefonica SA	4,065,042
13,949	Telekom Austria AG	138,392
3,024	Telenet Group Holding NV	186,345
41,864	Telenor ASA	928,168
148,786	TeliaSonera AB	1,123,409
268,814	Telstra Corp., Ltd.	1,267,702
75,886	Vivendi	2,116,759
9,527	Ziggo NV	423,374

		26,434,848

Electric Utilities (2.1%):
39,000	Cheung Kong Infrastructure Holdings, Ltd.	250,177
40,400	Chubu Electric Power Co., Inc. *	474,726
18,700	Chugoku Electric Power Co., Inc. (The)	260,229
110,500	CLP Holdings, Ltd.	835,766
19,882	Contact Energy, Ltd.	91,796
112,978	E.ON AG	2,208,166
125,550	EDP - Energias de Portugal SA	583,757
15,690	Electricite de France	621,285
412,875	Enel SpA	2,339,224
27,460	Fortum OYJ	624,202
12,500	Hokkaido Electric Power Co., Inc. *	105,542
11,200	Hokuriku Electric Power Co.	145,679
90,000	Hongkong Electric Holdings, Ltd.	781,886
301,791	Iberdrola SA	2,112,431
42,400	Kansai Electric Power Co., Inc. (The) *	434,692
26,100	Kyushu Electric Power Co., Inc. *	318,837
6,025	Red Electrica Corporacion SA	490,147
60,944	Scottish & Southern Energy plc	1,494,121
11,900	Shikoku Electric Power Co., Inc. *	161,237
114,914	SP AusNet	139,617
94,887	Terna - Rete Elettrica Nationale SpA	508,433
28,400	Tohoku Electric Power Co., Inc.	292,171
91,100	Tokyo Electric Power Co., Inc. (The) *	368,429

		15,642,550

Electrical Equipment (1.3%):
137,862	ABB, Ltd.	3,570,513
13,191	Alstom SA	360,727
37,000	Fuji Electric Holdings Co., Ltd.	164,909
16,317	Legrand SA	1,014,594

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
1,700	Mabuchi Motor Co., Ltd.	$111,147
124,000	Mitsubishi Electric Corp.	1,392,491
12,600	Nidec Corp. ^	765,148
5,222	Osram Licht AG *	339,108
12,754	Prysmian SpA	318,228
34,431	Schneider Electric SA	3,060,814
47,000	Sumitomo Electric Industries, Ltd.	698,369

		11,796,048

Electronic Equipment, Instruments & Components (1.2%):
14,500	Citizen Holdings Co., Ltd.	108,965
28,300	Fujifilm Holdings Corp.	758,606
4,800	Hamamatsu Photonics K.K.	217,374
14,533	Hexagon AB, B Shares	494,982
1,900	Hirose Electric Co., Ltd.	260,680
3,500	Hitachi High-Technologies Corp.	81,385
307,100	Hitachi, Ltd.	2,262,579
28,000	HOYA Corp.	875,550
7,600	IBIDEN Co., Ltd.	149,430
2,970	Keyence Corp.	1,222,023
20,200	Kyocera Corp.	909,492
12,500	Murata Manufacturing Co., Ltd.	1,176,526
25,000	Nippon Electric Glass Co., Ltd.	128,488
12,500	Omron Corp.	514,549
14,685	Rexel SA	385,464
13,000	Shimadzu Corp.	115,432
7,600	TDK Corp. ^	316,839
14,000	Yaskawa Electric Corp. ^	193,132
12,900	Yokogawa Electric Corp.	208,003

		10,379,499

Energy Equipment & Services (0.6%):
10,552	Aker Solutions ASA	164,404
17,616	AMEC plc	329,772
8,923	Compagnie Generale de Geophysique-Veritas *	143,317
4,575	Fugro NV	281,628
16,323	Petrofac, Ltd.	392,424
16,365	Saipem SpA	399,806
23,167	Seadrill, Ltd.	818,218
15,851	Subsea 7 SA	294,765
6,602	Technip-Coflexip SA	681,578
30,699	Tenaris SA	679,272
22,572	Transocean, Ltd.	931,614
13,604	WorleyParsons, Ltd.	191,063

		5,307,861

Food & Staples Retailing (1.8%):
41,700	Aeon Co., Ltd. ^	469,554
39,079	Carrefour SA	1,514,192
3,751	Casino Guichard-Perrachon SA	447,070
4,894	Colruyt SA	270,153
6,241	Delhaize Group	457,288
37,768	Distribuidora Internacional de Alimentacion SA	345,636
3,700	FamilyMart Co., Ltd.	162,435
74,414	J Sainsbury plc	392,509
15,701	Jeronimo Martins SGPS SA	263,702
59,115	Koninklijke Ahold NV	1,188,171
3,900	LAWSON, Inc.	275,712
57,202	Metcash, Ltd. ^	138,964
7,751	Metro AG	316,646

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
85,000	Olam International, Ltd. ^	$150,345
47,700	Seven & I Holdings Co., Ltd.	1,819,597
510,679	Tesco plc	2,516,466
71,911	Wesfarmers, Ltd.	2,747,762
134,588	William Morrison Supermarkets plc	478,299
78,892	Woolworths, Ltd.	2,613,916

		16,568,417

Food Products (3.9%):
36,000	Ajinomoto Co., Inc.	515,775
5,369	Aryzta AG	474,822
22,075	Associated British Foods plc	1,023,509
146	Barry Callebaut AG, Registered Shares	196,983
4,400	Calbee, Inc.	103,856
35,622	Danone SA	2,519,392
458,382	Golden Agri-Resources, Ltd.	209,945
9,681	Kerry Group plc, Class A	738,833
10,000	Kikkoman Corp.	188,409
60	Lindt & Spruengli AG	297,506
6	Lindt & Spruengli AG, Registered Shares	353,353
3,926	Meiji Holdings Co., Ltd.	247,393
202,007	Nestle SA, Registered Shares	15,225,301
11,000	Nippon Meat Packers, Inc.	164,311
12,650	Nisshin Seifun Group, Inc.	138,873
3,500	Nissin Foods Holdings Co., Ltd.	157,698
4,781	Suedzucker AG	136,318
28,564	Tate & Lyle plc	318,225
5,000	Toyo Suisan Kaisha, Ltd.	166,701
102,113	Unilever NV	4,198,175
80,661	Unilever plc	3,444,482
118,000	Wilmar International, Ltd.	324,982
5,600	Yakult Honsha Co., Ltd.	280,742
6,000	Yamazaki Baking Co., Ltd.	70,958

		31,496,542

Gas Utilities (0.5%):
51,712	APA Group ^	308,355
10,800	Enagas	328,664
21,397	Gas Natural SDG SA	602,384
358,027	Hong Kong & China Gas Co., Ltd.	782,294
115,000	Osaka Gas Co., Ltd.	435,137
127,558	Snam Rete Gas SpA	747,250
28,000	Toho Gas Co., Ltd.	152,362
156,000	Tokyo Gas Co., Ltd.	791,089

		4,147,535

Health Care Equipment & Supplies (0.7%):
3,306	Cochlear, Ltd. ^	174,799
6,838	Coloplast A/S, Class B	554,162
23,230	Elekta AB, B Shares	309,642
12,959	Essilor International SA Cie Generale d’Optique	1,309,349
12,446	Getinge AB, B Shares	350,910
14,600	Olympus Co., Ltd. *	470,306
56,012	Smith & Nephew plc	848,507
3,349	Sonova Holding AG, Registered Shares	490,097
9,600	Sysmex Corp.	308,056
19,000	Terumo Corp.	414,278
1,418	William Demant Holding A/S *	121,487

		5,351,593

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services (0.5%):
2,700	Alfresa Holdings Corp.	$175,747
2,756	Celesio AG	94,181
13,883	Fresenius Medical Care AG & Co., KGaA	968,472
7,849	Fresenius SE & Co. KGaA	1,228,083
7,600	Medipal Holdings Corp.	116,052
3,300	Miraca Holdings, Inc.	144,337
8,216	Ramsay Health Care, Ltd.	366,769
21,805	Ryman Healthcare, Ltd.	166,062
23,193	Sonic Healthcare, Ltd.	371,582
4,700	Suzuken Co., Ltd.	181,663

		3,812,948

Health Care Technology (0.0%):
8,800	M3, Inc.	144,318

Hotels, Restaurants & Leisure (1.3%):
10,013	Accor SA	513,219
11,178	Carnival plc	426,464
113,389	Compass Group plc	1,732,772
24,746	Crown, Ltd.	381,788
45,904	Echo Entertainment Group, Ltd.	104,347
3,662	Flight Centre, Ltd. ^	178,340
131,000	Galaxy Entertainment Group, Ltd. *	1,144,119
372,757	Genting Singapore plc	396,528
16,229	InterContinental Hotels Group plc	522,265
4,629	McDonald’s Holdings Co., Ltd. ^	124,457
60,400	MGM China Holdings, Ltd.	213,197
3,100	Oriental Land Co., Ltd. ^	471,062
154,500	Sands China, Ltd.	1,160,104
87,333	Shangri-La Asia, Ltd.	143,428
120,000	SJM Holdings, Ltd.	338,617
5,848	Sodexo, Inc.	613,873
49,758	Tabcorp Holdings, Ltd.	157,644
90,522	Tatts Group, Ltd.	243,526
26,115	Tui Travel plc	190,820
11,308	Whitbread plc	784,328
55,786	William Hill plc	317,330
95,600	Wynn Macau, Ltd.	398,021

		10,556,249

Household Durables (0.7%):
14,900	Casio Computer Co., Ltd.	176,004
14,740	Electrolux AB, Series B ^	321,799
26,794	Husqvarna AB, B Shares	187,236
7,800	Iida Group Holdings Co., Ltd.	108,432
137,300	Panasonic Corp.	1,566,584
19,441	Persimmon plc	436,326
2,300	Rinnai Corp.	201,752
27,000	Sekisui Chemical Co., Ltd.	280,205
33,000	Sekisui House, Ltd.	408,936
94,000	Sharp Corp. *^	285,485
66,200	Sony Corp. ^	1,262,167

		5,234,926

Household Products (0.5%):
8,168	Henkel AG & Co. KGaA	820,968
40,615	Reckitt Benckiser Group plc	3,309,516
7,000	Unicharm Corp.	374,826

		4,505,310

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers (0.0%):
7,700	Electric Power Development Co., Ltd.	$217,233
111,801	Enel Green Power SpA	314,167

		531,400

Industrial Conglomerates (1.4%):
222	Delek Group, Ltd.	88,694
70,000	Hankyu Hanshin Holdings, Inc.	380,894
133,000	Hutchison Whampoa, Ltd.	1,765,700
94,200	Keppel Corp., Ltd.	815,271
58,241	Koninklijke Philips Electronics NV	2,048,679
99,500	NWS Holdings, Ltd.	167,824
47,037	Orkla ASA	401,203
63,000	SembCorp Industries, Ltd.	275,382
49,684	Siemens AG, Registered Shares	6,685,670
24,324	Smiths Group plc	516,327
2,053	Wendel	319,349

		13,464,993

Insurance (5.3%):
11,865	Admiral Group plc	282,702
113,297	AEGON NV	1,042,077
13,815	Ageas NV	616,039
756,000	AIA Group, Ltd.	3,591,962
28,589	Allianz SE, Registered Shares +	4,831,013
182,929	AMP, Ltd.	845,985
74,312	Assicurazioni Generali SpA	1,658,138
187,265	Aviva plc	1,491,263
112,551	AXA SA	2,930,145
2,847	Baloise Holding AG, Registered Shares	358,093
11,102	CNP Assurances	235,237
53,200	Dai-ichi Life Insurance Co., Ltd. (The)	771,734
11,912	Delta Lloyd NV	330,572
65,977	Direct Line Insurance Group plc	261,478
12,692	Gjensidige Forsikring ASA	258,289
3,729	Hannover Rueckversicherung AG, Registered Shares	333,477
144,251	Insurance Australia Group, Ltd.	746,401
374,817	Legal & General Group plc	1,280,718
63,211	Mapfre SA	266,863
32,811	MS&AD Insurance Group Holdings, Inc.	750,384
11,286	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	2,465,358
20,425	NKSJ Holdings, Inc.	524,045
303,022	Old Mutual plc	1,017,305
160,446	Prudential plc	3,398,387
76,152	QBE Insurance Group, Ltd.	905,832
86,263	Resolution, Ltd.	430,053
230,424	RSA Insurance Group plc	343,925
28,239	Sampo OYJ, A Shares ^	1,466,990
9,485	SCOR SE	332,316
10,400	Sony Financial Holdings, Inc.	170,105
146,923	Standard Life plc	925,730
79,656	Suncorp-Metway, Ltd.	951,005

Shares		Fair Value
Common Stocks, continued
Insurance, continued
1,973	Swiss Life Holding AG, Registered Shares	$485,052
22,095	Swiss Re AG	2,050,719
34,836	T&D Holdings, Inc.	413,512
42,900	Tokio Marine Holdings, Inc.	1,286,343
1,593	Tryg A/S	157,547
55,460	Unipolsai Assicurazioni SpA *	212,729
2,104	Vienna Insurance Group Weiner Staeditische Versicherung AG	103,898
9,344	Zurich Insurance Group AG	2,872,236

		43,395,657

Internet & Catalog Retail (0.1%):
3,308	Asos plc *	286,310
44,400	Rakuten, Inc.	591,391

		877,701

Internet Software & Services (0.1%):
6,200	DeNA Co., Ltd. ^	111,823
5,200	Gree, Inc. ^	57,303
8,700	Kakaku.com, Inc.	141,228
6,591	United Internet AG, Registered Shares	309,430
87,300	Yahoo! Japan Corp.	427,203

		1,046,987

IT Services (0.3%):
23,385	Amadeus IT Holding SA, A Shares	972,292
4,427	Atos Origin SA	400,558
8,815	Cap Gemini SA	668,277
29,719	Computershare, Ltd.	333,642
1,200	Itochu Techno-Solutions Corp.	50,709
5,800	Nomura Research Institute, Ltd.	182,853
7,600	NTT Data Corp.	295,127
900	Otsuka Corp.	117,482

		3,020,940

Leisure Products (0.2%):
11,400	Namco Bandai Holdings, Inc.	269,273
21,300	Nikon Corp. ^	342,449
3,200	Sankyo Co., Ltd.	134,527
11,700	Sega Sammy Holdings, Inc.	261,557
5,200	Shimano, Inc.	522,153
8,900	Yamaha Corp.	114,433

		1,644,392

Life Sciences Tools & Services (0.0%):
3,322	Lonza Group AG, Registered Shares	339,925
14,641	QIAGEN NV *	307,034

		646,959

Machinery (2.6%):
19,201	Alfa Laval AB	521,399
23,000	AMADA Co., Ltd.	161,518
4,684	Andritz AG	289,678
25,396	Atlas Copco AB, B Shares	696,620
41,430	Atlas Copco AB, A Shares	1,199,390
57,952	CNH Industrial NV *	667,681
12,100	Fanuc, Ltd.	2,130,788
11,138	GEA Group AG	508,971
15,000	Hino Motors, Ltd.	222,087
6,900	Hitachi Construction Machinery Co., Ltd.	132,726
83,000	IHI Corp.	348,500
16,953	IMI plc *	412,431

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
19,000	Japan Steel Works, Ltd. (The)	$85,101
13,200	JTEKT Corp.	195,795
88,000	Kawasaki Heavy Industries, Ltd.	323,591
58,100	Komatsu, Ltd.	1,201,708
19,451	Kone OYJ, B Shares ^	816,802
67,000	Kubota Corp.	895,199
5,900	Kurita Water Industries, Ltd.	127,834
6,700	Makita Corp.	369,991
2,234	MAN AG	284,645
65,736	Melrose Industries plc	325,712
7,726	Metso Corp. OYJ ^	252,488
195,000	Mitsubishi Heavy Industries, Ltd.	1,135,212
6,500	Nabtesco Corp.	150,148
16,000	NGK Insulators, Ltd.	332,774
30,000	NSK, Ltd.	308,135
66,162	Sandvik AB	937,738
19,599	Scania AB, B Shares	576,673
1,239	Schindler Holding AG, Registered Shares	182,095
2,765	Schindler Holding AG	408,552
49,000	SembCorp Marine, Ltd. ^	157,733
24,672	SKF AB, B Shares ^	632,636
3,300	SMC Corp.	868,444
1,372	Sulzer AG, Registered Shares	188,854
37,000	Sumitomo Heavy Industries, Ltd.	150,953
7,200	THK Co., Ltd.	161,290
6,864	Vallourec SA	373,088
97,104	Volvo AB, B Shares	1,541,433
11,572	Wartsila Corp. OYJ	630,512
12,908	Weir Group plc (The)	546,501
104,250	Yangzijiang Shipbuilding Holdings, Ltd.	89,688
9,457	Zardoya Otis SA	161,336

		21,704,450

Marine (0.4%):
35	A.P. Moller - Maersk A/S, Class A ^	404,625
81	A.P. Moller - Maersk A/S, Class B ^	973,945
3,282	Kuehne & Nagel International AG, Registered Shares	459,915
70,000	Mitsui O.S.K. Lines, Ltd.	272,357
102,000	Nippon Yusen Kabushiki Kaisha	297,941

		2,408,783

Media (1.4%):
2,392	Axel Springer AG	153,189
65,568	British Sky Broadcasting Group plc	999,176
14,277	Dentsu, Inc.	540,760
9,032	Eutelsat Communications SA	306,932
15,400	Hakuhodo DY Holdings, Inc.	107,227
245,357	ITV plc	784,602
4,332	JC Decaux SA	189,688
1,278	Kabel Deutschland Holding AG	175,630
7,055	Lagardere S.C.A.	280,398
51,175	Pearson plc	907,343
13,363	ProSiebenSat.1 Media AG, Registered Shares *	612,780
11,327	Publicis Groupe	1,024,352

Shares		Fair Value
Common Stocks, continued
Media, continued
3,075	REA Group, Ltd.	$139,061
42,814	Reed Elsevier NV	926,387
72,985	Reed Elsevier plc	1,115,953
2,271	RTL Group	258,716
18,575	SES, Class A	693,476
98,768	Singapore Press Holdings, Ltd. ^	329,759
25,726	Sky Deutschland AG *	221,819
7,400	Toho Co., Ltd.	149,057
18,945	Wolters Kluwer NV	535,039
83,562	WPP plc	1,728,450

		12,179,794

Metals & Mining (3.8%):
147,224	Alumina, Ltd. *	163,221
86,562	Anglo American plc	2,207,342
24,134	Antofagasta plc	336,664
63,722	ArcelorMittal ^	1,032,208
132,395	BHP Billiton plc	4,086,082
201,251	BHP Billiton, Ltd.	6,812,106
17,343	Boliden AB	263,639
15,000	Daido Steel Co., Ltd.	74,853
94,422	Fortescue Metals Group, Ltd.	462,429
11,318	Fresnillo plc	159,321
665,955	Glencore International plc	3,434,545
11,000	Hitachi Metals, Ltd.	156,227
27,328	Iluka Resources, Ltd.	251,310
29,800	JFE Holdings, Inc.	560,474
186,000	Kobe Steel, Ltd.	248,149
2,600	Maruichi Steel Tube, Ltd.	67,143
70,000	Mitsubishi Materials Corp.	200,081
47,975	Newcrest Mining, Ltd. *	440,899
484,480	Nippon Steel Corp.	1,321,153
85,150	Norsk Hydro ASA	425,482
5,355	Randgold Resources, Ltd.	401,561
79,693	Rio Tinto plc	4,443,750
27,726	Rio Tinto, Ltd.	1,639,601
33,000	Sumitomo Metal & Mining Co., Ltd.	413,667
28,299	ThyssenKrupp AG *	759,617
6,984	Voestalpine AG	307,801
2,900	Yamato Kogyo Co., Ltd.	90,727

		30,760,052

Multiline Retail (0.4%):
3,200	Don Quijote Co., Ltd.	165,074
37,408	Harvey Norman Holdings, Ltd. ^	114,536
22,200	Isetan Mitsukoshi Holdings, Ltd.	276,177
28,000	J. Front Retailing Co., Ltd.	194,160
100,857	Marks & Spencer Group plc	759,715
14,500	MARUI GROUP Co., Ltd.	125,185
9,665	Next plc	1,065,374
4,666	Pinault Printemps Redoute	952,906
18,000	Takashimaya Co., Ltd.	168,623

		3,821,750

Multi-Utilities (1.3%):
34,311	AGL Energy, Ltd.	483,112
316,689	Centrica plc	1,743,689
83,682	GDF Suez	2,292,815
233,886	National Grid plc	3,211,729
31,216	RWE AG	1,266,438
17,869	Suez Environnement Co.	362,997
22,465	Veolia Environnement	445,471

		9,806,251

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (6.2%):
213,706	BG Group plc	$3,985,061
1,168,417	BP plc	9,355,593
8,913	Caltex Australia, Ltd.	183,027
159,468	Eni SpA	4,004,244
2,256	Fuchs Petrolub AG	226,266
21,542	Galp Energia SGPS SA, B Shares	372,412
6,000	Idemitsu Kosan Co., Ltd.	123,577
53,400	INPEX Corp.	691,684
1,500	Japan Petroleum Exploration Co., Ltd.	49,843
139,570	JX Holdings, Inc.	671,085
13,881	Lundin Petroleum AB *	285,405
8,464	Neste Oil OYJ ^	172,546
8,980	OMV AG	407,793
68,347	Origin Energy, Ltd.	906,035
55,431	Repsol YPF SA	1,416,299
155,364	Royal Dutch Shell plc, B Shares	6,060,323
241,883	Royal Dutch Shell plc, A Shares	8,840,228
60,558	Santos, Ltd.	758,387
11,800	Showa Shell Sekiyu K.K.	105,326
69,375	Statoil ASA	1,960,508
19,000	TonenGeneral Sekiyu K.K.	167,511
134,017	Total SA ^	8,801,305
56,776	Tullow Oil plc	709,174
41,779	Woodside Petroleum, Ltd.	1,512,084

		51,765,716

Paper & Forest Products (0.2%):
47,000	Oji Paper Co., Ltd.	210,127
33,306	Stora Enso OYJ, R Shares	356,723
37,521	Svenska Cellulosa AB, B Shares	1,105,105
32,208	UPM-Kymmene OYJ ^	551,485

		2,223,440

Personal Products (0.6%):
6,588	Beiersdorf AG	642,429
32,200	Kao Corp.	1,139,612
15,251	L’Oreal SA	2,515,776
22,300	Shiseido Co., Ltd.	391,853

		4,689,670

Pharmaceuticals (8.6%):
138,000	Astellas Pharma, Inc.	1,635,055
78,678	AstraZeneca plc	5,096,988
51,816	Bayer AG	7,006,690
13,900	Chugai Pharmaceutical Co., Ltd.	354,488
43,600	Daiichi Sankyo Co., Ltd.	733,495
10,500	Dainippon Sumitomo Pharma Co., Ltd.	166,602
15,500	Eisai Co., Ltd. ^	602,946
304,610	GlaxoSmithKline plc	8,113,431
3,900	Hisamitsu Pharmaceutical Co., Inc.	175,918
13,000	Kyowa Hakko Kogyo Co., Ltd.	138,406
4,058	Merck KGaA	683,222
13,200	Mitsubishi Tanabe Pharma Corp.	184,335
144,102	Novartis AG, Registered Shares	12,242,825
124,789	Novo Nordisk A/S, B Shares ^	5,693,603
5,300	Ono Pharmaceutical Co., Ltd.	461,393
5,781	Orion OYJ, Class B ^	174,642

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
22,300	Otsuka Holdings Co., Ltd.	$665,870
44,011	Roche Holding AG	13,232,855
74,867	Sanofi-Aventis SA	7,822,783
4,300	Santen Pharmaceutical Co., Ltd.	190,480
18,600	Shionogi & Co., Ltd.	344,139
36,507	Shire plc	1,796,119
2,100	Taisho Pharmaceutical Holdings Co., Ltd.	169,832
49,600	Takeda Pharmacuetical Co., Ltd.	2,348,463
53,495	Teva Pharmaceutical Industries, Ltd.	2,821,959
3,200	Tsumura & Co. ^	77,086
6,901	UCB SA	553,275

		73,486,900

Professional Services (0.5%):
8,585	Adecco SA, Registered Shares	716,239
21,554	ALS, Ltd.	146,578
13,542	Bureau Veritas SA	415,050
41,040	Capita Group plc	751,043
62,551	Experian plc	1,128,088
9,984	Intertek Group plc	512,299
7,510	Randstad Holding NV	440,675
352	SGS SA, Registered Shares	869,778

		4,979,750

Real Estate Investment Trusts (REITs) (1.5%):
133,000	Ascendas Real Estate Investment Trust	238,929
59,738	British Land Co. plc	651,969
135,000	CapitaCommercial Trust ^	159,630
157,000	CapitaMall Trust	235,853
131,863	CFS Retail Property Trust	231,142
3,927	Corio NV	179,577
337,132	Dexus Property Group	331,399
94,343	Federation Centres	206,494
1,715	Fonciere des Regions SA	158,813
1,273	Gecina SA	169,312
105,263	GPT Group	357,266
43,409	Hammerson plc +	401,284
2,354	ICADE	233,090
52	Japan Prime Realty Investment Corp.	168,169
76	Japan Real Estate Investment Corp.	381,221
139	Japan Retail Fund Investment Corp.	273,496
6,408	Klepierre	286,946
48,805	Land Securities Group plc	831,573
41,765	Liberty International plc	196,606
145,000	Link REIT (The)	713,590
107,428	Macquarie Goodman Group	471,350
225,581	Mirvac Group	355,693
86	Nippon Building Fund, Inc.	448,869
90	Nippon Prologis REIT, Inc.	181,450
48,266	SERGO plc	267,426
143,327	Stockland Trust Group	498,540
6,171	Unibail-Rodamco SE	1,604,384
146	United Urban Investment Corp.	214,365
125,623	Westfield Group	1,194,419

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
188,421	Westfield Retail Trust	$520,719

		12,163,574

Real Estate Management & Development (1.8%):
7,260	AEON Mall Co., Ltd.	186,315
74,028	BGP Holdings plc *(a)	—
88,606	CaitaMalls Asia, Ltd.	126,036
157,000	CapitaLand, Ltd.	361,462
88,000	Cheung Kong Holdings, Ltd.	1,462,256
26,000	City Developments, Ltd.	209,250
4,500	Daito Trust Construction Co., Ltd.	415,843
39,000	Daiwa House Industry Co., Ltd.	660,359
17,460	Deutsche Wohnen AG	374,506
196,000	Global Logistic Properties, Ltd.	412,787
144,000	Hang Lung Properties, Ltd.	414,370
65,300	Henderson Land Development Co., Ltd.	382,190
34,000	Hopewell Holdings, Ltd.	117,089
17,600	Hulic Co., Ltd.	240,477
37,000	Hysan Development Co., Ltd.	161,272
7,136	IMMOEAST AG NPV(BR) *	—
60,788	Immofinanz Immobilien Anlagen AG	284,268
40,000	Keppel Land, Ltd.	107,155
37,000	Kerry Properties, Ltd.	123,334
33,642	Lend Lease Group	369,893
79,000	Mitsubishi Estate Co., Ltd.	1,880,313
53,000	Mitsui Fudosan Co., Ltd.	1,613,700
238,000	New World Development Co., Ltd. ^	239,505
8,100	Nomura Real Estate Holdings, Inc.	154,320
7,200	NTT Urban Development Corp.	67,659
191,600	Sino Land Co., Ltd.	281,780
22,000	Sumitomo Realty & Development Co., Ltd.	859,867
100,000	Sun Hung Kai Properties, Ltd.	1,226,206
41,000	Swire Pacific, Ltd., Class A	478,641
67,400	Swire Properties, Ltd.	192,669
3,478	Swiss Prime Site AG	295,923
24,000	Tokyo Tatemono Co., Ltd.	205,394
30,800	Tokyu Fudosan Holdings Corp.	229,277
31,000	UOL Group, Ltd.	154,230
92,300	Wharf Holdings, Ltd. (The)	590,929
60,000	Wheelock & Co., Ltd.	234,923

		15,114,198

Road & Rail (0.7%):
61,846	Asciano, Ltd.	298,330
124,745	Aurizon Holdings, Ltd.	595,836
9,000	Central Japan Railway Co.	1,054,723
117,000	ComfortDelGro Corp., Ltd.	184,876
10,676	DSV A/S	345,026
20,913	East Japan Railway Co.	1,539,936
31,000	Keihin Electric Express Railway Co., Ltd.	261,101
38,000	Keio Corp.	264,511
16,000	Keisei Electric Railway Co., Ltd.	138,633
113,000	Kintetsu Corp. ^	401,598

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
90,000	MTR Corp., Ltd.	$333,966
52,000	Nippon Express Co., Ltd.	254,128
38,000	Odakyu Electric Railway Co., Ltd.	328,777
61,000	Tobu Railway Co., Ltd.	294,697
70,000	Tokyu Corp.	430,255
10,300	West Japan Railway Co.	419,946

		7,146,339

Semiconductors & Semiconductor Equipment (0.7%):
8,700	Advantest Corp.	93,576
88,746	ARM Holdings plc	1,496,253
13,100	ASM Pacific Technology, Ltd.	127,178
22,673	ASML Holding NV	2,098,873
67,339	Infineon Technologies AG	803,368
6,200	ROHM Co., Ltd.	276,196
38,926	STMicroelectronics NV	360,448
5,500	SUMCO Corp.	42,632
10,500	Tokyo Electron, Ltd.	644,744

		5,943,268

Software (1.0%):
4,151	Dassault Systemes SA	486,500
20,000	Gungho Online Enetertainment, Inc. ^	108,922
5,600	Konami Corp. ^	129,697
5,800	Nexon Co., Ltd.	48,793
3,460	NICE Systems, Ltd.	154,307
6,500	Nintendo Co., Ltd. ^	774,317
2,700	Oracle Corp.	122,122
68,312	Sage Group plc	475,973
57,750	SAP AG	4,674,011
6,100	Trend Micro, Inc.	188,604

		7,163,246

Specialty Retail (0.8%):
1,400	ABC-Mart, Inc.	60,681
3,300	Fast Retailing Co., Ltd.	1,194,816
59,542	Hennes & Mauritz AB, B Shares	2,538,377
13,687	Industria de Diseno Textil SA	2,057,004
147,082	Kingfisher plc	1,035,271
4,000	Nitori Co., Ltd.	173,216
2,700	Sanrio Co., Ltd. ^	90,895
1,200	Shimamura Co., Ltd.	103,713
13,100	USS Co., Ltd.	183,635
59,900	Yamada Denki Co., Ltd. ^	199,405

		7,637,013

Technology Hardware, Storage & Peripherals (0.8%):
15,300	Brother Industries, Ltd.	214,694
71,400	Canon, Inc.	2,210,012
116,000	Fujitsu, Ltd.	700,324
4,821	Gemalto NV	562,533
29,500	Konica Minolta Holdings, Inc.	274,791
145,000	NEC Corp.	444,714
41,000	Ricoh Co., Ltd.	475,100
20,175	Seek, Ltd.	328,979
8,000	Seiko Epson Corp.	250,415
248,000	Toshiba Corp.	1,048,382

		6,509,944

Textiles, Apparel & Luxury Goods (1.4%):
13,246	Adidas AG	1,434,882
10,500	ASICS Corp.	206,007
28,875	Burberry Group plc	672,886

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
3,353	Christian Dior SA	$646,344
32,730	Compagnie Financiere Richemont SA, Registered Shares *	3,134,851
1,954	Hugo Boss AG	260,207
10,182	Luxottica Group SpA	588,721
15,925	LVMH Moet Hennessy Louis Vuitton SA	2,898,714
2,678	Swatch Group AG (The), Registered Shares	310,935
1,914	Swatch Group AG (The)	1,203,289
45,000	Yue Yuen Industrial Holdings, Ltd.	146,827

		11,503,663

Tobacco (1.4%):
118,373	British American Tobacco plc	6,589,268
60,801	Imperial Tobacco Group plc	2,458,420
69,700	Japan Tobacco, Inc.	2,185,851
12,386	Swedish Match AB, Class B	404,802

		11,638,341

Trading Companies & Distributors (1.1%):
3,203	Brenntag AG	594,729
20,730	Bunzl plc	552,488
94,000	ITOCHU Corp.	1,096,686
103,000	Marubeni Corp.	690,571
88,500	Mitsubishi Corp.	1,641,402
110,400	Mitsui & Co., Ltd.	1,558,261
268,090	Noble Group, Ltd.	253,744
73,700	Sojitz Corp.	125,431
69,900	Sumitomo Corp.	888,486
13,200	Toyota Tsushu Corp.	334,584
15,419	Travis Perkins plc	485,989
16,472	Wolseley plc *	939,127

		9,161,498

Transportation Infrastructure (0.4%):
24,115	Abertis Infraestructuras SA	551,148
1,880	Aeroports de Paris	234,513
23,309	Atlantia SpA	600,106
67,946	Auckland International Airport, Ltd.	224,610
2,171	Fraport AG	162,340
34,287	Groupe Eurotunnel SA	438,021
343,000	Hutchison Port Holdings Trust	223,263
16,000	Kamigumi Co., Ltd.	156,240
4,545	Koninklijke Vopak NV	253,936
8,000	Mitsubishi Logistics Corp.	111,173
67,857	Sydney Airport	264,375
86,172	Transurban Group	580,237

		3,799,962

Water Utilities (0.1%):
15,051	Severn Trent plc	457,285
42,363	United Utilities Group plc	557,068

		1,014,353

Wireless Telecommunication Services (1.7%):
33,500	KDDI Corp.	1,949,748
4,045	Millicom International Cellular SA, SDR	411,942
97,100	NTT DoCoMo, Inc.	1,529,506
60,200	SoftBank Corp.	4,540,909
41,202	StarHub, Ltd.	137,759
20,816	Tele2 AB	258,196

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
1,656,503	Vodafone Group plc	$6,097,555

		14,925,615

Total Common Stocks (Cost $657,845,609)		823,233,301

Preferred Stocks (0.6%):
Automobiles (0.5%):
3,235	Bayerische Motoren Werke AG (BMW), Preferred Shares	305,744
9,444	Porsche Automobil Holding SE, Preferred Shares	969,748
9,117	Volkswagen AG, Preferred Shares	2,361,922

		3,637,414

Household Products (0.1%):
11,032	Henkel AG & Co. KGaA, Preferred Shares ^	1,187,210

Total Preferred Stocks (Cost $2,834,081)		4,824,624

Rights (0.0%):
Banks (0.0%):
362,657	Banco Bilbao Vizcaya Argentaria SA *	84,926

Insurance (0.0%):
86,409	RSA Insurance Group plc *	48,251

Real Estate Investment Trusts (REITs) (0.0%):
11,932	Intu Properties plc *	18,895

Real Estate Management & Development (0.0%):
79,333	New World Development Co., Ltd. *	16,365

Total Rights (Cost $–)		168,437

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (3.2%):
$ 26,947,457	Allianz Variable Insurance Products Securities Lending Collateral Trust (b)	26,947,457

Total Securities Held as Collateral for Securities on Loan (Cost $26,947,457)		26,947,457

Unaffiliated Investment Company (0.0%):
157,378	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (c)	157,378

Total Unaffiliated Investment Company (Cost $157,378)		157,378

Total Investment Securities (Cost $687,784,525)(d) - 101.4%		855,331,197
Net other assets (liabilities) - (1.4)%		(11,982,708)

Net Assets - 100.0%		$843,348,489

Percentages indicated are based on net assets as of March 31, 2014.

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

ADR	-	American Depositary Receipt
SDR	-	Swedish Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014, was $25,214,362.
+	Affiliated Securities
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2014. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2014.
(c)	The rate represents the effective yield at March 31, 2014.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2014:

Country	Percentage
Australia	7.6%
Austria	0.3%
Belgium	1.2%
Bermuda	0.1%
Denmark	1.3%
Finland	0.9%
France	9.5%
Germany	9.1%
Guernsey	0.1%
Hong Kong	2.7%
Ireland	0.1%
Ireland (Republic of)	0.6%
Israel	0.5%
Italy	2.4%
Japan	19.0%
Jersey	0.5%
Luxembourg	0.3%
Netherlands	3.2%
New Zealand	0.1%
Norway	0.7%
Portugal	0.2%
Singapore	1.3%
Spain	3.4%
Sweden	3.2%
Switzerland	9.1%
United Kingdom	19.3%
United States	3.3%

100.0%

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Futures Contracts

Cash of $923,688 has been segregated to cover margin requirements for the following open contracts as of March 31, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index June Futures (Australian Dollar)	Long	6/19/14	15	$1,875,139	$20,438
FTSE 100 Index June Futures (British Pounds)	Long	6/20/14	45	4,908,279	36,856
SGX NIKKEI 225 Index June Futures (Japenese Yen)	Long	6/12/14	44	3,140,116	83,088
DJ EURO STOXX 50 June Futures (Euro)	Long	6/20/14	113	4,825,401	169,137

Total					$309,519

See accompanying notes to the schedules of portfolio investments.

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (63.2%):
Aerospace & Defense (0.6%):
60,442	General Dynamics Corp.	$6,583,343

Automobiles (0.8%):
278,586	General Motors Co.	9,588,930

Banks (4.1%):
206,590	BB&T Corp.	8,298,720
150,790	Comerica, Inc.	7,810,922
292,424	Fifth Third Bancorp	6,711,131
174,004	PNC Financial Services Group, Inc.	15,138,348
189,385	Wells Fargo & Co.	9,420,010

		47,379,131

Biotechnology (1.0%):
91,543	Amgen, Inc.	11,290,914

Capital Markets (4.4%):
428,314	Charles Schwab Corp. (The)	11,705,823
39,397	Goldman Sachs Group, Inc. (The)	6,455,198
522,489	Morgan Stanley	16,285,983
119,506	Northern Trust Corp.	7,834,813
105,519	State Street Corp.	7,338,846

		49,620,663

Chemicals (1.4%):
208,713	Dow Chemical Co. (The)	10,141,364
28,256	PPG Industries, Inc.	5,466,406

		15,607,770

Commercial Services & Supplies (1.2%):
171,330	ADT Corp. (The) ^	5,131,334
222,469	Tyco International, Ltd.	9,432,686

		14,564,020

Consumer Finance (0.2%):
76,203	Santander Consumer USA Holdings, Inc. *	1,834,968

Diversified Financial Services (7.0%):
436,107	Bank of America Corp.	7,501,040
583,404	Citigroup, Inc.	27,770,031
69,483	CME Group, Inc.	5,142,437
165,924	ING U.S., Inc.	6,018,063
555,906	JPMorgan Chase & Co.	33,749,054

		80,180,625

Diversified Telecommunication Services (1.0%):
92,113	France Telecom SA	1,362,010
316,308	Koninklijke (Royal) KPN NV *	1,119,172
865,559	Telecom Italia SpA	1,021,763
84,336	Telefonica SA	1,335,260
153,395	Verizon Communications, Inc.	7,297,000

		12,135,205

Electric Utilities (1.5%):
37,372	Allegion plc	1,949,697
66,578	Edison International	3,768,981
275,335	Pepco Holdings, Inc.	5,638,861
99,661	Pinnacle West Capital Corp.	5,447,470

		16,805,009

Electronic Equipment, Instruments & Components (0.8%):
465,628	Corning, Inc.	9,694,375

Energy Equipment & Services (1.3%):
164,128	Baker Hughes, Inc.	10,671,603
67,032	Halliburton Co.	3,947,514

		14,619,117

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing (0.3%):
109,928	Sysco Corp.	$3,971,699

Food Products (2.4%):
203,986	Archer-Daniels-Midland Co.	8,850,953
379,754	Mondelez International, Inc., Class A	13,120,500
127,976	Unilever NV, NYS ^	5,262,373

		27,233,826

Health Care Equipment & Supplies (1.0%):
180,452	Medtronic, Inc.	11,105,016

Health Care Providers & Services (2.0%):
72,045	CIGNA Corp.	6,032,328
94,353	UnitedHealth Group, Inc.	7,736,002
92,868	WellPoint, Inc.	9,245,010

		23,013,340

Hotels, Restaurants & Leisure (0.9%):
287,095	Carnival Corp.	10,869,417

Household Products (1.0%):
137,949	Procter & Gamble Co. (The)	11,118,689

Industrial Conglomerates (1.4%):
635,315	General Electric Co.	16,448,305

Insurance (2.6%):
81,162	Aon plc	6,840,333
51,042	Chubb Corp. (The)	4,558,051
286,052	Marsh & McLennan Cos., Inc.	14,102,363
110,158	Willis Group Holdings plc	4,861,273

		30,362,020

Internet Software & Services (1.5%):
315,296	eBay, Inc. *	17,416,951

IT Services (0.7%):
178,833	Amdocs, Ltd.	8,308,581

Machinery (1.3%):
95,616	Caterpillar, Inc.	9,501,362
95,365	Ingersoll-Rand plc	5,458,693

		14,960,055

Media (4.5%):
277,541	Comcast Corp., Class A	13,882,601
157,684	Thomson Reuters Corp.	5,391,186
85,802	Time Warner Cable, Inc.	11,770,318
63,633	Time Warner, Inc.	4,157,144
197,962	Viacom, Inc., Class B	16,824,790

		52,026,039

Metals & Mining (0.4%):
154,018	Freeport-McMoRan Copper & Gold, Inc.	5,093,375

Multi-Utilities (0.4%):
117,446	PG&E Corp.	5,073,667

Oil, Gas & Consumable Fuels (5.1%):
86,730	Anadarko Petroleum Corp.	7,351,235
92,737	Apache Corp.	7,692,534
244,081	Canadian Natural Resources, Ltd.	9,356,476
90,030	Occidental Petroleum Corp.	8,578,959
411,033	Royal Dutch Shell plc, A Shares	15,022,245
189,282	Total SA	12,430,726

		60,432,175

Personal Products (1.1%):
902,055	Avon Products, Inc.	13,206,085

Pharmaceuticals (4.4%):
140,484	Bristol-Myers Squibb Co.	7,298,144

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
133,159	Eli Lilly & Co.	$7,837,739
242,303	Merck & Co., Inc.	13,755,541
112,796	Novartis AG, Registered Shares	9,583,084
6,182	Novartis AG, ADR	525,594
245,565	Pfizer, Inc.	7,887,548
64,991	Teva Pharmaceutical Industries, Ltd., ADR	3,434,124

		50,321,774

Road & Rail (0.6%):
247,486	CSX Corp.	7,169,669

Semiconductors & Semiconductor Equipment (2.3%):
751,208	Applied Materials, Inc.	15,339,667
103,723	Broadcom Corp., Class A	3,265,200
173,120	Texas Instruments, Inc.	8,162,608

		26,767,475

Software (2.8%):
225,526	Adobe Systems, Inc. *	14,826,079
208,313	Microsoft Corp.	8,538,750
430,135	Symantec Corp.	8,589,796

		31,954,625

Specialty Retail (0.6%):
189,372	Abercrombie & Fitch Co., Class A	7,290,822

Wireless Telecommunication Services (0.6%):
178,072	Vodafone Group plc, ADR	6,554,830

Total Common Stocks (Cost $551,882,610)		730,602,505

Preferred Stocks (0.5%):
Banks (0.2%):
13,608	KeyCorp, Series A	1,766,488
32,000	Wells Fargo & Co. , Perpetual Bond	796,800

		2,563,288

Capital Markets (0.2%):
15,000	AMG Capital Trust II	960,938
30,000	State Street Corp., Series D , Perpetual Bond	776,700

		1,737,638

Oil, Gas & Consumable Fuels (0.1%):
27,346	El Paso Energy Capital Trust I	1,392,937

Total Preferred Stocks (Cost $4,729,726)		5,693,863

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds (10.3%):
Banks (0.0%):
$ 110,000	Wells Fargo & Co., 1.50%, 1/16/18	108,950

Beverages (0.0%):
175,000	Brown-Forman Corp., 2.25%, 1/15/23, Callable 10/15/22 @ 100	159,895

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Biotechnology (0.6%):
$ 1,819,000	Cubist Pharmaceuticals, Inc., 1.13%, 9/1/18^(a)	$2,141,873
1,307,000	Cubist Pharmaceuticals, Inc., 1.88%, 9/1/20^(a)	1,576,569
893,000	Gilead Sciences, Inc., 1.63%, 5/1/16	2,777,787

		6,496,229

Capital Markets (0.6%):
600,000	General Electric Capital Corp., 5.25%, 12/31/99, Callable 6/15/23 @ 100, Perpetual Bond(b)	586,500
1,200,000	Goldman Sachs Group, Inc. (The), 1.00%, 3/15/17, Callable 3/13/15 @ 100(a)	1,524,348
4,530,000	Goldman Sachs Group, Inc. (The), 1.00%, 9/28/20(a)	4,641,302

		6,752,150

Chemicals (0.0%):
200,000	Dow Chemical Co. (The), 4.38%, 11/15/42, Callable 5/15/42 @ 100	184,617

Communications Equipment (0.5%):
2,644,000	Ciena Corp., 4.00%, 12/15/20(a)	3,741,260
2,333,000	JDS Uniphase Corp., 0.63%, 8/15/33, Callable 8/20/18 @ 200^(a)	2,452,566

		6,193,826

Construction Materials (0.6%):
5,432,000	Cemex SAB de C.V., 4.88%, 3/15/15	6,647,410

		6,647,410

Diversified Financial Services (0.1%):
665,000	Citigroup, Inc., 3.50%, 5/15/23	627,394
604,000	Jefferies Group, 3.88%, 11/1/29	642,883

		1,270,277

Energy Equipment & Services (0.2%):
2,258,000	Helix Energy Solutions Group, Inc., 3.25%, 3/15/32, Callable 3/20/18 @ 100^	2,788,630

Health Care Equipment & Supplies (0.8%):
2,875,000	HealthSouth Corp., 2.00%, 12/1/43, Callable 12/1/18 @ 100(a)	3,146,328
1,899,000	NuVasive, Inc., 2.75%, 7/1/17	2,255,063
3,172,000	Volcano Corp., 1.75%, 12/1/17	3,138,297

		8,539,688

Health Care Providers & Services (1.4%):
2,281,000	Brookdale Senior Living, Inc., 2.75%, 6/15/18	3,103,586

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Health Care Providers & Services, continued
$ 1,642,000	Omnicare, Inc., 3.25%, 12/15/35	$1,752,836
1,415,000	Omnicare, Inc., 3.75%, 4/1/42, Callable 4/1/16 @ 200	2,125,153
1,407,000	Omnicare, Inc., 3.50%, 2/15/44, Callable 2/15/19 @ 93.09	1,419,311
3,354,000	WellPoint, Inc., 2.75%, 10/15/42	4,903,128
1,043,000	WellPoint, Inc., 2.75%, 10/15/42	1,524,736

		14,828,750

Hotels, Restaurants & Leisure (0.3%):
2,752,000	MGM Resorts International, 4.25%, 4/15/15	4,005,880

		4,005,880

Independent Power and Renewable Electricity Producers (0.0%):
405,000	Baltimore Gas And Electric Co., 3.35%, 7/1/23	399,454

Insurance (0.2%):
1,295,000	Radian Group, Inc., 3.00%, 11/15/17	1,919,838
243,000	Radian Group, Inc., 2.25%, 3/1/19	371,334

		2,291,172

Internet & Catalog Retail (0.1%):
1,250,000	QVC, Inc., 7.50%, 10/1/19, Callable 10/1/14 @ 103.75(a)	1,330,061

Machinery (0.5%):
426,000	Greenbrier Cos., Inc., 3.50%, 4/1/18	601,193
460,000	Linear Technology Corp., 3.00%, 5/1/27(a)	549,413
4,258,000	Linear Technology Corp., Series A, 3.00%, 5/1/27, Callable 5/1/14 @ 100	5,085,648

		6,236,254

Media (0.5%):
415,000	Comcast Corp., 4.25%, 1/15/33	406,761
200,000	Interpublic Group of Cos., Inc., 2.25%, 11/15/17	201,882
1,056,000	Liberty Interactive LLC, 0.75%, 3/30/43, Callable 4/5/23 @ 200(a)	1,308,780
4,098,000	Liberty Media Corp., 1.38%, 10/15/23(a)	3,844,436

		5,761,859

Metals & Mining (0.3%):
350,000	Southern Copper Corp., 5.25%, 11/8/42	299,655

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Metals & Mining, continued
$ 2,416,000	United States Steel Corp., 2.75%, 4/1/19^	$3,130,230

		3,429,885

Oil, Gas & Consumable Fuels (0.9%):
335,000	Chevron Corp., 1.72%, 6/24/18, Callable 5/24/18 @ 100	333,864
4,742,000	Cobalt International Energy, Inc., 3.03%, 12/1/19	4,466,371
3,337,000	Stone Energy Corp., 1.75%, 3/1/17^	4,079,482

		8,879,717

Personal Products (0.0%):
100,000	Avon Products, Inc., 2.38%, 3/15/16	101,617

Pharmaceuticals (0.5%):
885,000	Abbvie, Inc., 1.20%, 11/6/15	892,553
670,000	Mylan, Inc., 6.00%, 11/15/18, Callable 11/15/14 @ 103(a)	707,339
1,396,000	Salix Pharmaceuticals, Ltd., 1.50%, 3/15/19	2,360,112
970,000	Salix Pharmaceuticals, Ltd., 1.50%, 3/15/19	1,639,906

		5,599,910

Real Estate Investment Trusts (REITs) (0.0%):
515,000	EPR Properties, 5.25%, 7/15/23, Callable 4/15/23 @ 100	523,340

Semiconductors & Semiconductor Equipment (1.1%):
2,824,000	Lam Research Corp., 1.25%, 5/15/18^	3,503,525
2,730,000	Micron Technology, Inc., 3.00%, 11/15/43, Callable 11/20/18 @ 83.04^	2,991,056
1,467,000	Novellus Systems, Inc., 2.63%, 5/15/41	2,503,986
2,780,000	NVIDIA Corp., 1.00%, 12/1/18(a)	3,042,362

		12,040,929

Specialty Retail (0.1%):
1,400,000	O’Reilly Automotive, Inc., 4.88%, 1/14/21, Callable 10/14/20 @ 100	1,499,310

Technology Hardware, Storage & Peripherals (0.4%):
4,379,000	SanDisk Corp., 0.50%, 10/15/20(a)	4,822,374

		4,822,374

Thrifts & Mortgage Finance (0.6%):
3,438,000	MGIC Investment Corp., 5.00%, 5/1/17	3,938,659
1,557,000	MGIC Investment Corp., 2.00%, 4/1/20	2,190,504

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Thrifts & Mortgage Finance, continued
$ 898,000	Radian Group, Inc., 2.25%, 3/1/19	$1,372,256

		7,501,419

Total Convertible Bonds (Cost $102,131,084)		118,393,603

Corporate Bonds (4.9%):
Aerospace & Defense (0.0%):
200,000	Precision Castparts Corp., 2.50%, 1/15/23, Callable 10/15/22 @ 100	186,362

Air Freight & Logistics (0.1%):
360,000	FedEx Corp., 4.90%, 1/15/34	369,833
745,000	FedEx Corp., 5.10%, 1/15/44	772,199
160,000	United Parcel Service, Inc., 2.45%, 10/1/22	151,774

		1,293,806

Airlines (0.0%):
90,353	Continental Airlines 2010-A, Series A, 4.75%, 1/12/21	97,581
292,617	Continental Airlines 2012-A, Series A, 4.15%, 4/11/24	297,849
63,973	Delta Air Lines, Inc., 6.20%, 7/2/18	71,490

		466,920

Automobiles (0.0%):
550,000	Ford Motor Co., 4.75%, 1/15/43	531,863

Banks (0.3%):
330,000	Bank of America Corp., 1.25%, 1/11/16, MTN	331,734
295,000	Bank of America Corp., 5.75%, 12/1/17	333,982
175,000	Bank of America Corp., 5.65%, 5/1/18, MTN	197,826
310,000	Bank of America Corp., 4.13%, 1/22/24, MTN	313,493
105,000	HBOS plc, 6.75%, 5/21/18(a)	118,959
495,000	JPMorgan Chase & Co., Series S, 6.75%, 12/31/49, Callable 2/1/24 @ 100, Perpetual Bond(b)	520,988
130,000	PNC Funding Corp., 5.13%, 2/8/20	146,331
250,000	U.S. Bank NA, 3.78%, 4/29/20, Callable 4/29/15 @ 100(b)	257,257
879,000	Wells Fargo & Co., 4.13%, 8/15/23^	889,236

		3,109,806

Beverages (0.1%):
20,000	Anheuser-Busch InBev NV Worldwide, Inc., 5.38%, 11/15/14	20,608
135,000	Anheuser-Busch InBev NV Worldwide, Inc., 3.63%, 4/15/15	139,271

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Beverages, continued
$ 175,000	Anheuser-Busch InBev NV Worldwide, Inc., 0.80%, 7/15/15	$175,581
80,000	FBG Finance, Ltd., 5.13%, 6/15/15(a)	84,143
990,000	PepsiCo, Inc., 3.60%, 3/1/24, Callable 12/1/23 @ 100	991,253

		1,410,856

Biotechnology (0.1%):
335,000	Celgene Corp., 4.00%, 8/15/23	340,111
560,000	Gilead Sciences, Inc., 2.05%, 4/1/19	554,950

		895,061

Capital Markets (0.4%):
120,000	Bear Stearns Co., Inc., 7.25%, 2/1/18	142,847
180,000	Charles Schwab Corp. (The), 4.45%, 7/22/20	196,485
240,000	Ford Motor Credit Co. LLC, 2.50%, 1/15/16	246,432
75,000	General Electric Capital Corp., Series G, 6.00%, 8/7/19, MTN	88,047
115,000	Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	131,467
520,000	Goldman Sachs Group, Inc. (The), 2.63%, 1/31/19	518,667
175,000	Goldman Sachs Group, Inc. (The), 5.25%, 7/27/21	193,723
500,000	Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	566,959
140,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	160,373
70,000	Merrill Lynch & Co., 2.28%, 4/25/18, MTN	82,552
235,000	Morgan Stanley, 4.00%, 7/24/15	244,546
295,000	Morgan Stanley, 3.45%, 11/2/15	306,256
300,000	Morgan Stanley, 3.80%, 4/29/16	315,978
120,000	Morgan Stanley, 5.75%, 1/25/21	137,447
365,000	Morgan Stanley, 6.38%, 7/24/42	445,253
90,000	National Rural Utilities Cooperative Finance Corp., 3.05%, 2/15/22, Callable 11/15/21 @ 100	89,224

		3,866,256

Chemicals (0.0%):
200,000	Monsanto Co., 3.60%, 7/15/42, Callable 1/15/42 @ 100	177,625

Commercial Services & Supplies (0.1%):
160,000	International Lease Finance Corp., 5.88%, 8/15/22	169,200

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Commercial Services & Supplies, continued
$ 430,000	Pitney Bowes, Inc., 4.63%, 3/15/24, Callable 12/15/23 @ 100	$426,962

		596,162

Communications Equipment (0.0%):
290,000	Juniper Networks, Inc., 4.50%, 3/15/24	293,600

Consumer Finance (0.0%):
500,000	SLM Corp., 3.88%, 9/10/15	515,000

Containers & Packaging (0.1%):
905,000	Packaging Corp. of America, 4.50%, 11/1/23, Callable 8/1/23 @ 100	936,780

Diversified Financial Services (0.3%):
630,000	Bank of America Corp., 2.54%, 1/15/19	632,485
135,000	Citigroup, Inc., 6.13%, 11/21/17	154,577
220,000	Citigroup, Inc., 8.50%, 5/22/19	280,298
275,000	Citigroup, Inc., 4.05%, 7/30/22	276,062
595,000	Citigroup, Inc., 6.68%, 9/13/43	696,745
120,000	JPMorgan Chase & Co., 6.00%, 1/15/18	137,726
65,000	JPMorgan Chase & Co., 6.30%, 4/23/19	76,419
150,000	JPMorgan Chase & Co., 4.40%, 7/22/20	161,691
215,000	JPMorgan Chase & Co., 4.50%, 1/24/22	231,788
785,000	Moody’s Corp., 4.50%, 9/1/22, Callable 6/1/22 @ 100	811,311

		3,459,102

Diversified Telecommunication Services (0.4%):
1,000,000	Verizon Communications, Inc., 5.15%, 9/15/23	1,094,319
1,375,000	Verizon Communications, Inc., 6.40%, 9/15/33	1,632,465
890,000	Verizon Communications, Inc., 6.55%, 9/15/43	1,083,072

		3,809,856

Electrical Equipment (0.0%):
405,000	Eaton Corp., 0.95%, 11/2/15	406,397

Food & Staples Retailing (0.1%):
85,000	Corn Products International, Inc., 6.63%, 4/15/37	100,435
1,085,000	Kroger Co. (The), 3.30%, 1/15/21, Callable 12/15/20 @ 100	1,084,002

		1,184,437

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Food Products (0.0%):
$ 132,000	Mondelez International, Inc., 6.50%, 2/9/40	$166,031

Health Care Equipment & Supplies (0.2%):
525,000	Edwards Lifesciences Corp., 2.88%, 10/15/18	528,635
290,000	Medtronic, Inc., 4.00%, 4/1/43, Callable 10/1/42 @ 100	269,035
990,000	Medtronic, Inc., 4.63%, 3/15/44, Callable 9/15/43 @ 100	1,017,217

		1,814,887

Health Care Providers & Services (0.1%):
220,000	Aetna, Inc., 3.95%, 9/1/20	232,346
950,000	McKesson Corp., 2.28%, 3/15/19	942,176
295,000	UnitedHealth Group, Inc., 1.63%, 3/15/19	286,929

		1,461,451

Hotels, Restaurants & Leisure (0.0%):
305,000	Wyndham Worldwide Corp., 2.95%, 3/1/17, Callable 2/1/17 @ 100	310,995
225,000	Wyndham Worldwide Corp., 5.63%, 3/1/21	245,822

		556,817

Household Durables (0.0%):
635,000	MDC Holdings, Inc., 6.00%, 1/15/43, Callable 10/15/42 @ 100	558,800

Household Products (0.1%):
695,000	Tupperware Brands Corp., 4.75%, 6/1/21, Callable 6/1/21 @ 100	728,578

Independent Power and Renewable Electricity Producers (0.0%):
175,000	Louisville Gas & Electric Co., 1.63%, 11/15/15	177,824
125,000	Ohio Power Co., Series M, 5.38%, 10/1/21	144,300

		322,124

Insurance (0.3%):
205,000	Berkley (WR) Corp., 4.63%, 3/15/22	215,295
115,000	CNA Financial Corp., 5.88%, 8/15/20	132,006
320,000	Lincoln National Corp., 4.00%, 9/1/23	325,412
210,000	Markel Corp., 5.00%, 3/30/43	206,648
295,000	Marsh & McLennan Cos., Inc., 4.05%, 10/15/23, Callable 7/15/23 @ 100	298,095
454,000	MetLife, Inc., Series D, 4.37%, 9/15/23	483,535
75,000	Pacific Life Corp., 6.00%, 2/10/20(a)	85,559

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Insurance, continued
$ 80,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15, MTN	$84,515
20,000	Prudential Financial, Inc., 7.38%, 6/15/19, MTN	24,505
35,000	Prudential Financial, Inc., 6.63%, 12/1/37, MTN	43,822
280,000	Prudential Financial, Inc., 5.10%, 8/15/43, MTN	293,771
560,000	Reinsurance Group of America, Inc., 4.70%, 9/15/23	592,746
440,000	Travelers Cos., Inc. (The), 4.60%, 8/1/43	450,286

		3,236,195

IT Services (0.0%):
315,000	Computer Sciences Corp., 4.45%, 9/15/22	321,572
195,000	Hewlett-Packard Co., 2.63%, 12/9/14	197,621

		519,193

Machinery (0.1%):
655,000	Deere & Co., 2.60%, 6/8/22, Callable 3/8/22 @ 100	626,238

Media (0.2%):
135,000	Comcast Corp., 5.70%, 5/15/18	155,036
245,000	Comcast Corp., 6.45%, 3/15/37	301,402
70,000	Cox Communications, Inc., 5.45%, 12/15/14	72,352
20,000	Cox Communications, Inc., 8.38%, 3/1/39(a)	26,238
240,000	Cox Communications, Inc., 4.70%, 12/15/42(a)	213,820
110,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.40%, 3/15/17	112,401
210,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 1.75%, 1/15/18	206,724
185,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.15%, 3/15/42	174,897
515,000	Interpublic Group of Cos., Inc. (The), 4.20%, 4/15/24	514,032
80,000	NBCUniversal Media LLC, 2.10%, 4/1/14	80,000
65,000	NBCUniversal Media LLC, 5.15%, 4/30/20	73,433
75,000	NBCUniversal Media LLC, 5.95%, 4/1/41	88,534
160,000	Time Warner Cable, Inc., 5.88%, 11/15/40, Callable 5/15/40 @ 100	173,370
40,000	Time Warner, Inc., 5.88%, 11/15/16	44,824

		2,237,063

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Metals & Mining (0.1%):
$ 350,000	Barrick NA Finance LLC, 5.70%, 5/30/41	$338,892
215,000	Freeport-McMoRan Copper & Gold, Inc., 1.40%, 2/13/15	216,234
425,000	Newmont Mining Corp., 3.50%, 3/15/22, Callable 12/15/21 @ 100	385,563

		940,689

Oil, Gas & Consumable Fuels (0.7%):
1,400,000	Anadarko Petroleum Corp., 5.75%, 6/15/14	1,414,258
55,000	Enterprise Products Operating LP, 5.25%, 1/31/20	61,530
75,000	Enterprise Products Partners LP, 6.50%, 1/31/19	88,697
640,000	Noble Energy, Inc., 5.25%, 11/15/43, Callable 5/15/43 @ 100	667,994
190,000	Phillips 66, 1.95%, 3/5/15	192,214
175,000	Plains All American Pipeline LP, 3.65%, 6/1/22, Callable 3/1/22 @ 100	175,664
960,000	Rowan Cos., Inc., 5.85%, 1/15/44, Callable 7/15/43 @ 100	975,333
365,000	Southwestern Energy Co., 4.10%, 3/15/22, Callable 12/15/21 @ 100	375,113
45,000	Spectra Energy Capital Corp., 7.50%, 9/15/38	54,017
470,000	Sunoco Logistics Partners LP, 5.50%, 2/15/20	523,886
710,000	Sunoco Logistics Partners LP, 5.30%, 4/1/44, Callable 10/1/43 @ 100	709,361
45,000	Texas East Transmission, 7.00%, 7/15/32	56,917
830,000	Western Gas Partners LP, 5.45%, 4/1/44, Callable 10/1/43 @ 100	846,102
755,000	Williams Partners LP, 5.40%, 3/4/44, Callable 9/4/43 @ 100	774,727

		6,915,813

Paper & Forest Products (0.0%):
125,000	International Paper Co., 6.00%, 11/15/41, Callable 5/15/41 @ 100	143,317

Pharmaceuticals (0.1%):
110,000	Express Scripts, Inc., 3.13%, 5/15/16	114,600
85,000	GlaxoSmithKline plc, 5.65%, 5/15/18	97,521
75,000	Medco Health Solutions, Inc., 2.75%, 9/15/15	76,906
95,000	Merck & Co., Inc., 5.00%, 6/30/19	107,437

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Pharmaceuticals, continued
$ 1,100,000	Novartis Capital Corp., 4.40%, 5/6/44	$1,109,926
213,000	Zoetis, Inc., 4.70%, 2/1/43, Callable 8/1/42 @ 100	210,794

		1,717,184

Real Estate Investment Trusts (REITs) (0.4%):
55,000	American Tower Corp., 4.63%, 4/1/15	56,979
443,000	American Tower Corp., 4.50%, 1/15/18	477,748
510,000	American Tower Corp., 2.82%, 2/15/19	522,615
460,000	American Tower Corp., 5.00%, 2/15/24	479,092
115,000	Digital Realty Trust LP, 4.50%, 7/15/15	119,164
410,000	HCP, Inc., 4.20%, 3/1/24, Callable 12/1/23 @ 100	415,710
460,000	Health Care REIT, Inc., 4.50%, 1/15/24, Callable 10/15/23 @ 100	473,753
510,000	Piedmont Operating Partnership LP, 4.45%, 3/15/24, Callable 12/15/23 @ 100	508,988
185,000	Senior Housing Properties Trust, 4.30%, 1/15/16, Callable 10/15/15 @ 100	192,364
240,000	Ventas Realty LP / Capital Corp., 2.70%, 4/1/20, Callable 1/1/20 @ 100	233,610
95,000	Ventas Realty LP / Capital Corp., 4.25%, 3/1/22	98,623
155,000	Ventas Realty LP / Capital Corp., 5.70%, 9/30/43, Callable 3/30/43 @ 100	172,641

		3,751,287

Real Estate Management & Development (0.0%):
75,000	WEA Finance LLC, 7.13%, 4/15/18(a)	89,144

Road & Rail (0.2%):
1,370,000	Burlington Northern Santa Fe LLC, 5.15%, 9/1/43, Callable 3/1/43 @ 100	1,452,029
140,000	CSX Corp., 5.50%, 4/15/41, Callable 10/15/40 @ 100	155,750
105,000	Ryder System, Inc., 3.15%, 3/2/15, MTN	107,261
18,000	Union Pacific Corp., 3.65%, 2/15/24	17,943
465,000	Union Pacific Corp., 4.85%, 6/15/44, Callable 12/15/43 @ 100	487,113

		2,220,096

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Software (0.0%):
$ 75,000	Adobe Systems, Inc., 4.75%, 2/1/20	$82,466

Specialty Retail (0.2%):
100,000	Advance Auto Parts, Inc., 5.75%, 5/1/20	110,140
520,000	Advance Auto Parts, Inc., 4.50%, 12/1/23, Callable 9/1/23 @ 100	532,654
660,135	CVS Pass-Through Trust, 6.04%, 12/10/28	741,467
365,000	Penske Truck Leasing Co. LP, 2.50%, 3/15/16(a)	374,117
355,000	Target Corp., 2.90%, 1/15/22	347,598
15,000	Wal-Mart Stores, Inc., 6.50%, 8/15/37	19,423

		2,125,399

Technology Hardware, Storage & Peripherals (0.0%):
385,000	Hewlett-Packard Co., 2.75%, 1/14/19	387,546

Textiles, Apparel & Luxury Goods (0.0%):
195,000	Cintas Corp., 2.85%, 6/1/16	201,418

Tobacco (0.1%):
310,000	Philip Morris International, Inc., 3.60%, 11/15/23	308,883
925,000	Philip Morris International, Inc., 4.88%, 11/15/43	954,295

		1,263,178

Wireless Telecommunication Services (0.1%):
1,000	AT&T, Inc., 8.00%, 11/15/31	1,387
28,000	AT&T, Inc., 5.35%, 9/1/40	28,614
730,000	Crown Castle Towers LLC, 6.11%, 1/15/20(a)	836,805
25,000	SBC Communications, Inc., 6.15%, 9/15/34	28,185
65,000	Verizon Communications, Inc., 3.00%, 4/1/16	67,784
120,000	Verizon Communications, Inc., 6.40%, 2/15/38	140,903

		1,103,678

Total Corporate Bonds (Cost $54,373,294)		56,308,481

Yankee Dollars (1.4%):
Aerospace & Defense (0.0%):
275,000	Heathrow Funding, Ltd., 2.50%, 6/25/15(a)	278,316

Airlines (0.2%):
595,000	Virgin Australia Holdings, Ltd., 5.00%, 10/23/23(a)	621,403

Banks (0.6%):
65,000	Abbey National Treasury Services plc, 2.88%, 4/25/14	65,101
235,000	Abbey National Treasury Services plc, 3.88%, 11/10/14(a)	239,801

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$ 100,000	Barclays Bank plc, 2.75%, 2/23/15	$101,939
175,000	Barclays Bank plc, 6.75%, 5/22/19	209,965
110,000	Barclays Bank plc, 5.14%, 10/14/20	116,614
1,080,000	Credit Suisse AG, 6.50%, 8/8/23(a)	1,188,000
255,000	HSBC Bank plc, 4.13%, 8/12/20(a)	270,251
200,000	HSBC Holdings plc, 4.25%, 3/14/24	200,246
375,000	ING Bank NV, 3.75%, 3/7/17(a)	398,646
485,000	ING Bank NV, 5.80%, 9/25/23(a)	517,226
435,000	Lloyds Bank plc, 2.33%, 11/27/18^	434,570
425,000	Mizuho Finance Group (Cayman) 3, Ltd., 4.60%, 3/27/24(a)	426,876
125,000	National Australia Bank, 3.75%, 3/2/15(a)	128,754
180,000	Rabobank Nederland NV, 4.75%, 1/15/20(a)	198,335
100,000	Santander U.S. Debt SA, 3.72%, 1/20/15(a)	101,907
995,000	Societe Generale SA, 5.00%, 1/17/24(a)	991,545
100,000	Standard Chartered plc, 3.85%, 4/27/15(a)	103,271
545,000	Standard Chartered plc, 5.70%, 3/26/44(a)	539,877
35,000	UBS AG Stamford CT, Series BKNT, 3.62%, 12/20/17	40,102
120,000	UBS AG Stamford CT, Series BKNT, 5.75%, 4/25/18	136,855

		6,409,881

Diversified Telecommunication Services (0.0%):
465,000	British Telecommunications plc, 1.25%, 2/14/17	463,651

Electric Utilities (0.1%):
765,000	Electricite de France SA, 4.88%, 1/22/44(a)	762,435
785,000	Electricite de France SA, 5.62%, 12/31/49, Callable 1/22/24 @ 100, Perpetual Bond(a)(b)	791,382

		1,553,817

Independent Power and Renewable Electricity Producers (0.0%):
50,000	Electricite de France, 4.60%, 1/27/20(a)	54,430
100,000	Iberdrola Finance Ireland, Ltd., 3.80%, 9/11/14(a)	101,308

		155,738

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Industrial Conglomerates (0.0%):
$ 350,000	Pentair Finance SA, 5.00%, 5/15/21, Callable 2/15/21 @ 100	$375,915

Insurance (0.0%):
100,000	AEGON NV, 4.63%, 12/1/15	106,093

Internet Software & Services (0.1%):
455,000	Baidu, Inc., 3.25%, 8/6/18	464,585

Media (0.0%):
355,000	Rogers Communications, Inc., 4.50%, 3/15/43, Callable 9/15/42 @ 100	331,275

Metals & Mining (0.2%):
100,000	Anglo American Capital plc, 9.38%, 4/8/19(a)	127,991
205,000	ArcelorMittal, 4.25%, 8/5/15	211,150
145,000	ArcelorMittal, 9.85%, 6/1/19	183,606
30,000	ArcelorMittal, 7.25%, 3/1/41	30,113
265,000	Gold Fields Holdings Co., Ltd., 4.88%, 10/7/20(a)	229,225
100,000	Rio Tinto Finance (USA), Ltd., 9.00%, 5/1/19	130,082
110,000	Rio Tinto Finance (USA), Ltd., 7.13%, 7/15/28	139,845
380,000	Vale Overseas, Ltd., 5.63%, 9/15/19	419,713
65,000	Vale SA, 5.63%, 9/11/42	60,802
230,000	Xstrata Finance Canada, 1.80%, 10/23/15(a)	232,644
230,000	Xstrata Finance Canada, 2.70%, 10/25/17(a)	232,782

		1,997,953

Oil, Gas & Consumable Fuels (0.1%):
830,000	BP Capital Markets plc, 2.24%, 5/10/19	825,062
150,000	Husky Energy, Inc., 3.95%, 4/15/22, Callable 1/15/22 @ 100	153,903
70,000	Noble Holding International, Ltd., 2.50%, 3/15/17	71,222
390,000	Petrobras Global Finance Co., 5.63%, 5/20/43	329,764
40,000	Shell International Finance B.V., 3.10%, 6/28/15	41,320

		1,421,271

Pharmaceuticals (0.0%):
310,000	Perrigo Co., Ltd., 2.30%, 11/8/18(a)	306,635

Real Estate Management & Development (0.0%):
430,000	Dexus Diversified Trust / Dexus Office Trust, 5.60%, 3/15/21(a)	476,203

Thrifts & Mortgage Finance (0.0%):
180,000	Nationwide Building Society, 6.25%, 2/25/20(a)	209,844

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Wireless Telecommunication Services (0.1%):
$ 200,000	America Movil SAB de C.V., 2.38%, 9/8/16	$205,800
335,000	America Movil SAB de C.V., 4.38%, 7/16/42^	296,254
75,000	Deutsche Telekom International Finance BV, 6.00%, 7/8/19	87,943
600,000	Virgin Media Secured Finance plc, 6.50%, 1/15/18, Callable 5/15/14 @ 103.25	621,750

		1,211,747

Total Yankee Dollars (Cost $15,998,832)		16,384,327

Municipal Bond (0.0%):
Texas (0.0%):
80,000	Texas State Transportation Commission, Build America Bonds, Revenue, Series B, 5.03%, 4/1/26	90,782

Total Municipal Bond (Cost $80,000)		90,782

U.S. Treasury Obligations (10.5%):
U.S. Treasury Bonds (0.1%)
866,000	3.75%, 11/15/43	896,580

U.S. Treasury Notes (10.4%)
2,000,000	0.25%, 4/30/14	2,000,234
200,000	2.63%, 6/30/14	201,273
11,470,000	2.25%, 1/31/15	11,672,514
4,000,000	0.38%, 3/31/16	3,995,624
13,500,000	2.63%, 4/30/16	14,103,288
43,495,000	0.75%, 3/15/17	43,331,894
200,000	0.63%, 5/31/17	197,688
8,000,000	0.75%, 6/30/17	7,925,000
13,200,000	0.75%, 2/28/18	12,895,780
6,200,000	1.25%, 1/31/19	6,074,066
15,464,000	1.63%, 3/31/19	15,385,474
6,000	3.63%, 2/15/20	6,548
400,000	2.63%, 11/15/20	410,312
2,382,000	2.63%, 2/15/24	2,387,212

		120,586,907

Total U.S. Treasury Obligations (Cost $121,932,537)		121,483,487

U.S. Government Agency Mortgages (0.2%):
1,200,000	Federal Home Loan Mortgage Corporation, 4.88%, 6/13/18	1,333,218
725,000	Federal National Mortgage Association, 6.63%, 11/15/30	827,819

		2,161,037

Total U.S. Government Agency Mortgages (Cost $2,009,484)		2,161,037

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (2.3%):
$ 26,079,369	Allianz Variable Insurance Products Securities Lending Collateral Trust (c)	$26,079,369

Total Securities Held as Collateral for Securities on Loan (Cost $26,079,369)		26,079,369

Unaffiliated Investment Company (8.3%):
95,672,230	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	95,672,230

Total Unaffiliated Investment Company (Cost $95,672,230)		95,672,230

Total Investment Securities (Cost $974,889,166)(e) - 101.6%		1,172,869,684
Net other assets (liabilities) - (1.6)%		(18,384,802)

Net Assets - 100.0%		$1,154,484,882

Percentages indicated are based on net assets as of March 31, 2014.

ADR	-	American Depositary Receipt
MTN	-	Medium Term Note
NYS	-	New York Shares

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014, was $25,637,944.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate presented represents the rate in effect at March 31, 2014. The date presented represents the final maturity date.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2014.
(d)	The rate represents the effective yield at March 31, 2014.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2014:

Country	Percentage
Australia	0.2%
Brazil	—	%NM
British Virgin Islands	—	%NM
Canada	1.4%
Cayman Islands	0.1%
France	1.4%
Guernsey	0.7%
Ireland	0.2%
Ireland (Republic of)	0.5%
Israel	0.3%
Italy	0.1%
Jersey	—	%NM
Luxembourg	0.1%
Mexico	0.6%
Netherlands	0.6%
Panama	0.9%
Spain	0.1%
Switzerland	1.8%
United Kingdom	3.3%
United States	87.7%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Forward Currency Contracts

At March 31, 2014, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of New York Mellon	4/25/14	5,967,462	$9,897,334	$9,945,301	$(47,967)
British Pound	State Street	4/25/14	3,827,036	6,347,752	6,378,092	(30,340)
Canadian Dollar	Bank of New York Mellon	4/25/14	5,566,126	5,032,750	5,032,967	(217)
Canadian Dollar	State Street	4/25/14	6,344,410	5,734,671	5,736,702	(2,031)
European Euro	Bank of New York Mellon	4/25/14	5,590,582	7,773,229	7,700,615	72,614
European Euro	State Street	4/25/14	6,390,802	8,885,228	8,802,859	82,369
Swiss Franc	Bank of New York Mellon	4/25/14	3,269,154	3,737,778	3,699,707	38,071
Swiss Franc	State Street	4/25/14	3,240,347	3,703,677	3,667,107	36,570

				$51,112,419	$50,963,350	$149,069

See accompanying notes to the schedules of portfolio investments.

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (97.4%):
Aerospace & Defense (0.9%):
34,613	General Dynamics Corp.	$3,770,048

Automobiles (1.2%):
152,368	General Motors Co.	5,244,507

Banks (6.4%):
119,706	BB&T Corp.	4,808,590
95,850	Comerica, Inc.	4,965,030
169,953	Fifth Third Bancorp	3,900,421
101,875	PNC Financial Services Group, Inc.	8,863,125
110,277	Wells Fargo & Co.	5,485,178

		28,022,344

Biotechnology (1.7%):
58,967	Amgen, Inc.	7,272,990

Capital Markets (6.9%):
270,623	Charles Schwab Corp. (The)	7,396,127
22,897	Goldman Sachs Group, Inc. (The)	3,751,673
320,741	Morgan Stanley	9,997,497
69,285	Northern Trust Corp.	4,542,325
61,780	State Street Corp.	4,296,799

		29,984,421

Chemicals (2.0%):
115,654	Dow Chemical Co. (The)	5,619,628
15,655	PPG Industries, Inc.	3,028,616

		8,648,244

Commercial Services & Supplies (1.9%):
94,876	ADT Corp. (The)	2,841,536
122,692	Tyco International, Ltd.	5,202,141

		8,043,677

Consumer Finance (0.2%):
43,070	Santander Consumer USA Holdings, Inc. *	1,037,126

Diversified Financial Services (10.3%):
253,458	Bank of America Corp.	4,359,478
316,588	Citigroup, Inc.	15,069,589
40,284	CME Group, Inc.	2,981,419
90,549	ING U.S., Inc.	3,284,212
323,698	JPMorgan Chase & Co.	19,651,705

		45,346,403

Diversified Telecommunication Services (1.6%):
50,892	France Telecom SA	752,504
175,328	Koninklijke (Royal) KPN NV *	620,351
483,626	Telecom Italia SpA	570,904
46,747	Telefonica SA	740,128
92,170	Verizon Communications, Inc.	4,384,527

		7,068,414

Electric Utilities (2.4%):
22,896	Allegion plc	1,194,484
40,164	Edison International	2,273,684
153,556	Pepco Holdings, Inc.	3,144,827
64,957	Pinnacle West Capital Corp.	3,550,550

		10,163,545

Electronic Equipment, Instruments & Components (1.3%):
275,436	Corning, Inc.	5,734,578

Energy Equipment & Services (2.1%):
99,070	Baker Hughes, Inc.	6,441,531
42,692	Halliburton Co.	2,514,132

		8,955,663

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing (0.5%):
59,992	Sysco Corp.	$2,167,511

Food Products (3.6%):
113,787	Archer-Daniels-Midland Co.	4,937,218
221,966	Mondelez International, Inc., Class A	7,668,925
71,387	Unilever NV, NYS	2,935,434

		15,541,577

Health Care Equipment & Supplies (1.6%):
112,706	Medtronic, Inc.	6,935,927

Health Care Providers & Services (3.1%):
41,950	CIGNA Corp.	3,512,474
54,939	UnitedHealth Group, Inc.	4,504,449
54,075	WellPoint, Inc.	5,383,165

		13,400,088

Hotels, Restaurants & Leisure (1.5%):
167,871	Carnival Corp.	6,355,596

Household Products (1.5%):
82,360	Procter & Gamble Co. (The)	6,638,216

Industrial Conglomerates (2.2%):
365,613	General Electric Co.	9,465,721

Insurance (4.1%):
47,518	Aon plc	4,004,817
29,883	Chubb Corp. (The)	2,668,552
167,475	Marsh & McLennan Cos., Inc.	8,256,517
64,164	Willis Group Holdings plc	2,831,557

		17,761,443

Internet Software & Services (2.2%):
176,780	eBay, Inc. *	9,765,327

IT Services (1.2%):
114,615	Amdocs, Ltd.	5,325,013

Machinery (1.9%):
52,344	Caterpillar, Inc.	5,201,423
52,594	Ingersoll-Rand plc	3,010,481

		8,211,904

Media (6.9%):
161,632	Comcast Corp., Class A	8,084,833
86,836	Thomson Reuters Corp.	2,968,907
47,228	Time Warner Cable, Inc.	6,478,737
38,965	Time Warner, Inc.	2,545,583
115,859	Viacom, Inc., Class B	9,846,857

		29,924,917

Metals & Mining (0.6%):
84,508	Freeport-McMoRan Copper & Gold, Inc.	2,794,680

Multi-Utilities (0.6%):
65,527	PG&E Corp.	2,830,766

Oil, Gas & Consumable Fuels (7.9%):
50,760	Anadarko Petroleum Corp.	4,302,418
52,357	Apache Corp.	4,343,013
151,372	Canadian Natural Resources, Ltd.	5,802,616
52,768	Occidental Petroleum Corp.	5,028,262
233,103	Royal Dutch Shell plc, A Shares	8,519,342
107,218	Total SA	7,041,333

		35,036,984

Personal Products (1.7%):
493,724	Avon Products, Inc.	7,228,119

Pharmaceuticals (6.6%):
77,845	Bristol-Myers Squibb Co.	4,044,048
73,406	Eli Lilly & Co.	4,320,677

Continued

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
146,624	Merck & Co., Inc.	$8,323,844
68,017	Novartis AG, Registered Shares	5,778,686
4,845	Novartis AG, ADR	411,922
136,073	Pfizer, Inc.	4,370,665
35,312	Teva Pharmaceutical Industries, Ltd., ADR	1,865,886

		29,115,728

Road & Rail (0.9%):
140,203	CSX Corp.	4,061,681

Semiconductors & Semiconductor Equipment (3.8%):
477,813	Applied Materials, Inc.	9,756,941
57,445	Broadcom Corp., Class A	1,808,369
102,808	Texas Instruments, Inc.	4,847,397

		16,412,707

Software (4.3%):
131,542	Adobe Systems, Inc. *	8,647,570
123,224	Microsoft Corp.	5,050,952
250,315	Symantec Corp.	4,998,791

		18,697,313

Specialty Retail (0.9%):
103,650	Abercrombie & Fitch Co., Class A	3,990,525

Wireless Telecommunication Services (0.9%):
106,604	Vodafone Group plc, ADR	3,924,093

Total Common Stocks (Cost $294,413,030)		424,877,796

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (1.9%):
8,260,858	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	8,260,858

Total Unaffiliated Investment Company (Cost $8,260,858)		8,260,858

Total Investment Securities (Cost $302,673,888)(b) - 99.3%		433,138,654
Net other assets (liabilities) - 0.7%		3,009,691

Net Assets - 100.0%		$436,148,345

Percentages indicated are based on net assets as of March 31, 2014.

ADR - American Depositary Receipt

NYS - New York Shares

*	Non-income producing security.
(a)	The rate represents the effective yield at March 31, 2014.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2014:

Country	Percentage
Canada	2.0%
France	1.8%
Guernsey	1.2%
Ireland	0.3%
Ireland (Republic of)	0.7%
Israel	0.4%
Italy	0.1%
Netherlands	0.8%
Panama	1.5%
Spain	0.2%
Switzerland	2.6%
United Kingdom	4.5%
United States	83.9%

100.0%

Continued

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2014

Forward Currency Contracts

At March 31, 2014, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of New York Mellon	4/25/14	3,465,586	$5,747,847	$5,775,704	$(27,857)
British Pound	State Street	4/25/14	2,222,541	3,686,440	3,704,060	(17,620)
Canadian Dollar	Bank of New York Mellon	4/25/14	3,333,677	3,014,226	3,014,356	(130)
Canadian Dollar	State Street	4/25/14	3,799,808	3,434,622	3,435,838	(1,216)
European Euro	Bank of New York Mellon	4/25/14	3,162,378	4,397,018	4,355,943	41,075
European Euro	State Street	4/25/14	3,615,031	5,026,032	4,979,439	46,593
Swiss Franc	Bank of New York Mellon	4/25/14	2,018,725	2,308,103	2,284,595	23,508
Swiss Franc	State Street	4/25/14	2,000,937	2,287,047	2,264,464	22,583

				$29,901,335	$29,814,399	$86,936

See accompanying notes to the schedules of portfolio investments.

AZL Invesco International Equity Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (92.0%):
Air Freight & Logistics (1.1%):
166,084	Deutsche Post AG	$6,168,821

Auto Components (2.3%):
91,900	DENSO Corp.	4,400,450
32,207	Hyundai Mobis Co., Ltd.	9,558,521

		13,958,971

Automobiles (1.6%):
165,500	Toyota Motor Corp.	9,315,490

Banks (5.7%):
1,988,768	Akbank T.A.S.	6,314,276
591,495	Banco Bradesco SA, ADR	8,085,737
9,041,000	Industrial & Commercial Bank of China	5,564,296
933,900	Kasikornbank Public Co., Ltd.	5,140,040
469,352	United Overseas Bank, Ltd.	8,097,875

		33,202,224

Beverages (3.4%):
85,709	Anheuser-Busch InBev NV	9,007,861
82,688	Carlsberg A/S, Class B	8,241,072
32,888	Fomento Economico Mexicano SAB de C.V., ADR	3,066,477

		20,315,410

Biotechnology (0.7%):
66,277	CSL, Ltd.	4,276,114

Capital Markets (2.9%):
863,618	Aberdeen Asset Management plc	5,629,540
135,092	Julius Baer Group, Ltd.	6,006,466
244,880	UBS AG, Registered Shares	5,057,217

		16,693,223

Chemicals (2.1%):
43,006	Agrium, Inc. ^	4,191,655
22,170	Syngenta AG, Registered Shares	8,411,555

		12,603,210

Commercial Services & Supplies (1.1%):
785,634	Brambles, Ltd.	6,749,415

Communications Equipment (1.0%):
434,063	Telefonaktiebolaget LM Ericsson, B Shares	5,785,050

Containers & Packaging (1.6%):
945,048	Amcor, Ltd.	9,110,005

Diversified Financial Services (4.5%):
2,111,300	Bm&f Bovespa SA	10,479,717
82,669	Deutsche Boerse AG	6,577,976
254,747	Investor AB, B Shares	9,232,683

		26,290,376

Diversified Telecommunication Services (1.1%):
410,539	Deutsche Telekom AG, Registered Shares	6,639,635

Electrical Equipment (2.7%):
332,874	ABB, Ltd.	8,621,164
76,310	Schneider Electric SA	6,783,734

		15,404,898

Electronic Equipment, Instruments & Components (0.9%):
13,385	Keyence Corp.	5,507,333

Food Products (2.8%):
67,648	BRF-Brasil Foods SA	1,354,749
106,889	Nestle SA, Registered Shares	8,056,242

Shares		Fair Value
Common Stocks, continued
Food Products, continued
168,073	Unilever NV	$6,909,991

		16,320,982

Health Care Equipment & Supplies (1.3%):
500,780	Smith & Nephew plc	7,586,144

Hotels, Restaurants & Leisure (4.1%):
863,242	Compass Group plc	13,191,778
1,239,000	Galaxy Entertainment Group, Ltd. *	10,821,094

		24,012,872

Industrial Conglomerates (2.8%):
661,000	Hutchison Whampoa, Ltd.	8,775,395
897,841	Keppel Corp., Ltd.	7,770,530

		16,545,925

Insurance (1.0%):
12,969	Fairfax Financial Holdings, Ltd.	5,632,064

Internet Software & Services (1.5%):
57,446	Baidu, Inc., ADR *	8,753,621

IT Services (1.2%):
166,227	Amadeus IT Holding SA, A Shares	6,911,319

Life Sciences Tools & Services (0.0%):
160,422	Art Advanced Research Technologies, Inc. *(a)	—
165,100	Art Advanced Research Technologies, Inc. *(a)	—
50,591	Art Advanced Research Technologies, Inc. *(a)	—

		—

Machinery (1.7%):
37,200	Fanuc, Ltd.	6,550,855
163,500	Komatsu, Ltd.	3,381,744

		9,932,599

Media (10.6%):
737,944	British Sky Broadcasting Group plc	11,245,358
246,553	Grupo Televisa SA, ADR	8,207,749
558,467	Informa plc	4,937,049
119,482	Publicis Groupe	10,805,289
1,098,792	Reed Elsevier plc	16,800,735
507,329	WPP plc	10,493,915

		62,490,095

Multiline Retail (1.0%):
51,475	Next plc	5,674,093

Multi-Utilities (0.9%):
968,201	Centrica plc	5,330,914

Oil, Gas & Consumable Fuels (8.6%):
172,613	Cenovus Energy, Inc.	4,992,706
4,398,000	CNOOC, Ltd.	6,648,346
327,456	EnCana Corp.	6,994,695
237,483	Royal Dutch Shell plc, B Shares	9,263,560
324,735	Suncor Energy, Inc.	11,343,543
170,114	Total SA	11,171,906

		50,414,756

Pharmaceuticals (7.8%):
79,070	Novartis AG, Registered Shares	6,717,743
153,416	Novo Nordisk A/S, B Shares ^	6,999,734
42,481	Roche Holding AG	12,772,829
158,039	Shire plc	7,775,408

Continued

AZL Invesco International Equity Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
218,466	Teva Pharmaceutical Industries, Ltd., ADR	$11,543,743

		45,809,457

Road & Rail (0.8%):
87,355	Canadian National Railway Co.	4,908,730

Semiconductors & Semiconductor Equipment (5.2%):
149,188	Avago Technologies, Ltd.	9,609,199
7,594	Samsung Electronics Co., Ltd.	9,608,098
569,787	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	11,407,136

		30,624,433

Software (3.2%):
229,063	CGI Group, Inc., Class A *	7,073,121
144,782	SAP AG	11,717,968

		18,791,089

Specialty Retail (1.1%):
416,000	Belle International Holdings, Ltd.	415,095
868,015	Kingfisher plc	6,109,726

		6,524,821

Textiles, Apparel & Luxury Goods (0.9%):
46,805	Adidas AG	5,070,184

Tobacco (2.8%):
214,725	British American Tobacco plc	11,952,731
141,700	Japan Tobacco, Inc.	4,443,832

		16,396,563

Total Common Stocks (Cost $380,397,212)		539,750,836

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (1.9%):
$ 11,404,775	Allianz Variable Insurance Products Securities Lending Collateral Trust (b)	11,404,775

Total Securities Held as Collateral for Securities on Loan (Cost $11,404,775)		11,404,775

Unaffiliated Investment Company (7.7%):
45,210,387	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (c)	45,210,387

Total Unaffiliated Investment Company (Cost $45,210,387)		45,210,387

Total Investment Securities (Cost $437,012,374)(d) - 101.6%		596,365,998
Net other assets (liabilities) - (1.6)%		(9,151,571)

Net Assets - 100.0%		$587,214,427

Percentages indicated are based on net assets as of March 31, 2014.

ADR	-	American Depositary Receipt
*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014, was $10,921,577.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2014. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2014.
(c)	The rate represents the effective yield at March 31, 2014.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2014:

Country	Percentage
Australia	3.4%
Belgium	1.5%
Brazil	3.3%
Canada	7.6%
Cayman Islands	1.5%
Denmark	2.6%
France	4.8%
Germany	6.1%
Hong Kong	5.4%
Ireland (Republic of)	1.8%
Israel	1.9%
Japan	5.6%
Mexico	1.9%
Netherlands	1.2%
Republic of Korea (South)	3.2%
Singapore	4.3%
Spain	1.2%
Sweden	2.5%
Switzerland	9.2%
Taiwan	1.9%
Thailand	0.9%
Turkey	1.1%
United Kingdom	17.6%
United States	9.5%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (96.1%):
Air Freight & Logistics (1.1%):
340,500	Yamato Holdings Co., Ltd.	$7,331,846

Airlines (0.9%):
118,500	Japan Airlines Co., Ltd.	5,826,262

Auto Components (2.9%):
37,180	Continental AG	8,908,405
69,428	Valeo SA	9,792,277

		18,700,682

Automobiles (2.9%):
112,129	Daimler AG, Registered Shares	10,595,640
242,300	Honda Motor Co., Ltd.	8,520,729

		19,116,369

Banks (11.0%):
308,999	Australia & New Zealand Banking Group, Ltd.	9,494,430
135,678	BNP Paribas SA	10,487,666
356,621	Danske Bank A/S	9,945,721
1,637,933	HSBC Holdings plc	16,581,705
2,291,500	Mitsubishi UFJ Financial Group, Inc.	12,572,238
446,806	Nordea Bank AB	6,347,817
161,172	Sumitomo Mitsui Financial Group, Inc.	6,871,194

		72,300,771

Beverages (1.4%):
182,984	SABMiller plc	9,138,312

Building Products (3.0%):
185,598	Compagnie de Saint-Gobain SA	11,235,498
148,600	Daikin Industries, Ltd.	8,311,195

		19,546,693

Capital Markets (2.5%):
817,300	Nomura Holdings, Inc.	5,234,579
553,973	UBS AG, Registered Shares	11,440,549

		16,675,128

Chemicals (3.7%):
104,040	BASF SE	11,561,447
14,888	LG Chem, Ltd.	3,565,727
56,913	Solvay SA	8,944,454

		24,071,628

Diversified Financial Services (1.2%):
559,600	ORIX Corp.	7,860,814

Diversified Telecommunication Services (1.1%):
2,007,929	Koninklijke (Royal) KPN NV *	7,104,522

Electrical Equipment (2.8%):
132,588	Schneider Electric SA	11,786,682
449,400	Sumitomo Electric Industries, Ltd.	6,677,601

		18,464,283

Electronic Equipment, Instruments & Components (2.1%):
978,000	Hitachi, Ltd.	7,205,478
16,500	Keyence Corp.	6,789,016

		13,994,494

Energy Equipment & Services (0.8%):
210,315	Petrofac, Ltd.	5,056,219

Food & Staples Retailing (1.4%):
240,500	Seven & I Holdings Co., Ltd.	9,174,281

Shares		Fair Value
Common Stocks, continued
Food Products (1.9%):
302,049	Unilever NV	$12,418,152

Gas Utilities (1.1%):
998,000	Enn Energy Holdings, Ltd.	6,977,326

Hotels, Restaurants & Leisure (4.5%):
317,385	InterContinental Hotels Group plc	10,213,751
1,036,800	Sands China, Ltd.	7,785,093
107,970	Sodexo, Inc.	11,333,775

		29,332,619

Household Durables (1.5%):
248,196	Electrolux AB, Series B ^	5,418,539
430,000	Sekisui Chemical Co., Ltd.	4,462,518

		9,881,057

Industrial Conglomerates (1.0%):
479,000	Hutchison Whampoa, Ltd.	6,359,174

Insurance (4.8%):
321,689	AXA SA	8,374,830
510,000	Ping An Insurance Group Co. of China	4,232,218
555,447	Prudential plc	11,764,854
77,364	Swiss Re AG	7,180,440

		31,552,342

IT Services (0.8%):
174,300	Nomura Research Institute, Ltd.	5,495,042

Machinery (1.2%):
236,000	DMG Mori Seiki Co., Ltd.	2,979,712
1,239,000	Kawasaki Heavy Industries, Ltd.	4,556,014

		7,535,726

Media (2.5%):
176,900	Dentsu, Inc.	6,700,317
107,653	Publicis Groupe	9,735,540

		16,435,857

Metals & Mining (2.8%):
395,239	First Quantum Minerals, Ltd.	7,305,467
193,846	Rio Tinto plc	10,809,022

		18,114,489

Multi-Utilities (2.1%):
312,453	GDF Suez	8,560,944
248,071	Suez Environnement Co.	5,039,399

		13,600,343

Oil, Gas & Consumable Fuels (5.5%):
568,186	BG Group plc	10,595,190
204,122	Repsol YPF SA	5,215,454
448,038	Royal Dutch Shell plc, A Shares	16,367,884
312,410	Royal Dutch Shell plc, A Shares *(a)	—
335,187	Tullow Oil plc	4,186,733

		36,365,261

Paper & Forest Products (1.4%):
433,040	Stora Enso OYJ, R Shares	4,638,062
261,665	UPM-Kymmene OYJ ^	4,480,390

		9,118,452

Pharmaceuticals (11.8%):
63,981	AstraZeneca plc	4,144,874
125,203	Bayer AG	16,930,264
208,172	Novartis AG, Registered Shares	17,686,176
234,940	Novo Nordisk A/S, B Shares ^	10,719,335

Continued

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
70,495	Roche Holding AG	$21,195,840
122,296	Shire plc	6,016,877

		76,693,366

Real Estate Management & Development (2.1%):
2,518,000	China Overseas Land & Investment, Ltd.	6,532,591
224,000	Daiwa House Industry Co., Ltd.	3,792,829
536,000	Wharf Holdings, Ltd. (The)	3,431,614

		13,757,034

Semiconductors & Semiconductor Equipment (2.5%):
111,715	ASML Holding NV	10,341,618
4,652	Samsung Electronics Co., Ltd.	5,885,815

		16,227,433

Software (1.7%):
138,174	SAP AG	11,183,148

Specialty Retail (1.3%):
1,190,348	Kingfisher plc	8,378,542

Textiles, Apparel & Luxury Goods (1.4%):
93,089	Compagnie Financiere Richemont SA, Registered Shares *	8,915,981

Tobacco (3.1%):
227,909	British American Tobacco plc	12,686,622
260,200	Japan Tobacco, Inc.	8,160,092

		20,846,714

Wireless Telecommunication Services (2.3%):
135,100	KDDI Corp.	7,863,014
1,969,299	Vodafone Group plc	7,248,951

		15,111,965

Total Common Stocks (Cost $527,275,403)		628,662,327

Preferred Stocks (1.6%):
Automobiles (0.6%):
15,004	Volkswagen AG, Preferred Shares	3,887,053

Household Products (1.0%):
59,368	Henkel AG & Co. KGaA, Preferred Shares ^	6,388,895

Total Preferred Stocks (Cost $6,110,814)		10,275,948

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (3.3%):
$ 21,712,556	Allianz Variable Insurance Products Securities Lending Collateral Trust (b)	21,712,556

Total Securities Held as Collateral for Securities on Loan (Cost $21,712,556)		21,712,556

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (2.1%):
13,834,603	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (c)	$13,834,603

Total Unaffiliated Investment Company (Cost $13,834,603)		13,834,603

Total Investment Securities (Cost $568,933,376)(d) - 103.1%		674,485,434
Net other assets (liabilities) - (3.1)%		(20,371,996)

Net Assets - 100.0%		$654,113,438

Percentages indicated are based on net assets as of March 31, 2014.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014, was $20,823,961.
(a)	Security issued in connection with a pending litigation settlement.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2014.
(c)	The rate represents the effective yield at March 31, 2014.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2014:

Country	Percentage
Australia	1.4%
Belgium	1.3%
Canada	1.1%
China	1.7%
Denmark	3.1%
Finland	1.4%
France	12.8%
Germany	10.3%
Hong Kong	3.6%
Japan	20.2%
Netherlands	4.4%
Republic of Korea (South)	1.4%
Spain	0.8%
Sweden	1.7%
Switzerland	9.8%
United Kingdom	19.7%
United States	5.3%

100.0%

Continued

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments, continued

March 31, 2014

Forward Currency Contracts

At March 31, 2014, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Deutsche Bank	6/13/14	1,068,430	$1,776,550	$1,779,959	$(3,409)
British Pound	Deutsche Bank	6/13/14	959,636	1,584,997	1,598,713	(13,716)
Canadian Dollar	Credit Suisse First Boston	6/13/14	7,303,566	6,563,316	6,596,108	(32,792)
Danish Krone	Barclays Bank	6/13/14	21,334,065	3,963,922	3,939,273	24,649
European Euro	Barclays Bank	6/13/14	2,207,355	3,031,116	3,040,270	(9,154)
European Euro	Barclays Bank	6/13/14	10,072,865	13,970,349	13,873,718	96,631
European Euro	Barclays Bank	6/13/14	714,189	992,431	983,678	8,753
European Euro	BNP Paribas	6/13/14	4,137,533	5,719,345	5,698,772	20,573
European Euro	Goldman Sachs	6/13/14	2,979,745	4,132,420	4,104,109	28,311
European Euro	UBS Warburg	6/13/14	1,113,033	1,531,878	1,533,020	(1,142)
European Euro	Westpac Banking Corp.	6/13/14	2,641,249	3,630,335	3,637,887	(7,552)
Hong Kong Dollar	Credit Suisse First Boston	6/13/14	117,808,263	15,181,017	15,193,028	(12,011)
Japanese Yen	Barclays Bank	6/13/14	1,034,280,646	10,097,648	10,026,167	71,481
Japanese Yen	BNP Paribas	6/13/14	292,789,083	2,863,250	2,838,255	24,995
Japanese Yen	HSBC Bank	6/13/14	195,051,461	1,906,233	1,890,801	15,432
Japanese Yen	Toronto Dominion Bank	6/13/14	443,469,857	4,298,042	4,298,932	(890)
Japanese Yen	Westpac Banking Corp.	6/13/14	237,339,652	2,299,063	2,300,736	(1,673)
Swiss Franc	Credit Suisse First Boston	6/13/14	5,009,836	5,708,187	5,671,966	36,221

				$89,250,099	$89,005,392	$244,707

Long Contracts:
Australian Dollar	Westpac Banking Corp.	6/13/14	45,926,932	$41,201,419	$42,365,065	$1,163,646
British Pound	BNP Paribas	6/13/14	1,668,097	2,772,604	2,778,979	6,375
British Pound	Goldman Sachs	6/13/14	4,936,515	8,231,017	8,224,025	(6,992)
British Pound	State Street	6/13/14	904,767	1,491,066	1,507,305	16,239
British Pound	UBS Warburg	6/13/14	3,718,806	6,180,506	6,195,373	14,867
European Euro	BNP Paribas	6/13/14	2,158,842	2,970,014	2,973,451	3,437
European Euro	State Street	6/13/14	1,444,888	1,989,134	1,990,096	962
Japanese Yen	Goldman Sachs	6/13/14	834,172,747	8,076,057	8,086,349	10,292
Norwegian Krone	Barclays Bank	6/13/14	26,762,206	4,483,367	4,458,928	(24,439)
Singapore Dollar	Deutsche Bank	6/13/14	12,439,280	9,819,296	9,891,789	72,493
Swedish Krona	Barclays Bank	6/13/14	2,187,034	342,803	337,629	(5,174)
Swedish Krona	State Street	6/13/14	16,713,423	2,595,921	2,580,179	(15,742)
Swedish Krona	UBS Warburg	6/13/14	34,065,475	5,279,030	5,258,947	(20,083)

				$95,432,234	$96,648,115	$1,215,881

At March 31, 2014, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Settlement Date	Amount Purchased	Amount Sold	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
British Pound/European Euro	Barclays Bank	6/13/14	596,340 GBP	714,189 EUR	$991,266	$1,001,066	$9,800
Japanese Yen/European Euro	Barclays Bank	6/13/14	102,396,081 JPY	714,189 EUR	992,431	1,001,366	8,935
Japanese Yen/British Pound	Deutsche Bank	6/13/14	161,946,451 JPY	959,636 GBP	1,584,997	1,556,169	(28,828)

					$3,568,694	$3,558,601	$(10,093)

See accompanying notes to the schedules of portfolio investments.

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (99.0%):
Aerospace & Defense (3.9%):
115,475	Honeywell International, Inc.	$10,711,461
74,766	United Technologies Corp.	8,735,659

		19,447,120

Airlines (1.0%):
77,343	Delta Air Lines, Inc.	2,679,934
54,731	United Continental Holdings, Inc. *	2,442,645

		5,122,579

Auto Components (0.5%):
28,073	TRW Automotive Holdings Corp. *	2,291,318

Automobiles (2.0%):
287,141	General Motors Co.	9,883,393

Banks (3.3%):
20,394	SunTrust Banks, Inc.	811,477
313,038	Wells Fargo & Co.	15,570,510

		16,381,987

Beverages (1.6%):
80,459	Coca-Cola Co. (The)	3,110,545
20,469	Constellation Brands, Inc., Class A *	1,739,251
28,964	Dr Pepper Snapple Group, Inc.	1,577,379
29,967	Molson Coors Brewing Co., Class B	1,763,858

		8,191,033

Biotechnology (2.7%):
4,594	Aegerion Pharmaceuticals, Inc. *	211,875
12,386	Alexion Pharmaceuticals, Inc. *	1,884,282
15,740	Biogen Idec, Inc. *	4,814,394
31,141	Celgene Corp. *	4,347,284
30,850	Vertex Pharmaceuticals, Inc. *	2,181,712

		13,439,547

Building Products (0.3%):
76,644	Masco Corp.	1,702,263

Capital Markets (3.2%):
25,069	Ameriprise Financial, Inc.	2,759,345
15,501	Goldman Sachs Group, Inc. (The)	2,539,839
89,094	Invesco, Ltd.	3,296,478
146,994	Morgan Stanley	4,581,803
37,471	State Street Corp.	2,606,108
16,180	TD Ameritrade Holding Corp.	549,311

		16,332,884

Chemicals (1.8%):
29,104	Axiall Corp.	1,307,352
43,317	Dow Chemical Co. (The)	2,104,773
17,258	Methanex Corp.	1,103,476
36,235	Monsanto Co.	4,122,456
2,457	Sherwin Williams Co.	484,348

		9,122,405

Communications Equipment (2.9%):
260,035	Cisco Systems, Inc.	5,827,384
112,539	QUALCOMM, Inc.	8,874,826

		14,702,210

Construction & Engineering (1.4%):
77,978	Fluor Corp.	6,061,229
16,519	Jacobs Engineering Group, Inc. *	1,048,957

		7,110,186

Shares		Fair Value
Common Stocks, continued
Construction Materials (0.0%):
1,598	Martin Marietta Materials, Inc.	$205,103

Consumer Finance (0.7%):
12,165	American Express Co.	1,095,215
33,498	Capital One Financial Corp.	2,584,706

		3,679,921

Diversified Financial Services (3.4%):
457,531	Bank of America Corp.	7,869,533
138,029	Citigroup, Inc.	6,570,180
14,672	IntercontinentalExchange Group, Inc.	2,902,562

		17,342,275

Diversified Telecommunication Services (2.1%):
218,704	Verizon Communications, Inc.	10,403,749

Electric Utilities (1.0%):
19,815	American Electric Power Co., Inc.	1,003,828
34,642	FirstEnergy Corp.	1,178,867
27,506	NextEra Energy, Inc.	2,630,124

		4,812,819

Electrical Equipment (1.5%):
68,954	Eaton Corp. plc	5,179,824
36,175	Emerson Electric Co.	2,416,490

		7,596,314

Energy Equipment & Services (3.5%):
17,718	Ensco plc, Class A, ADR	935,156
169,742	Schlumberger, Ltd.	16,549,845

		17,485,001

Food & Staples Retailing (1.1%):
21,913	Costco Wholesale Corp.	2,447,244
43,186	CVS Caremark Corp.	3,232,904

		5,680,148

Food Products (0.8%):
31,101	General Mills, Inc.	1,611,654
71,493	Mondelez International, Inc., Class A	2,470,083

		4,081,737

Health Care Equipment & Supplies (0.8%):
25,568	Abbott Laboratories	984,624
39,910	Stryker Corp.	3,251,467

		4,236,091

Health Care Providers & Services (3.2%):
27,466	Humana, Inc.	3,095,968
11,046	McKesson, Inc.	1,950,392
135,628	UnitedHealth Group, Inc.	11,120,139

		16,166,499

Health Care Technology (0.4%):
4,590	athenahealth, Inc. *	735,502
22,907	Cerner Corp. *	1,288,518

		2,024,020

Hotels, Restaurants & Leisure (1.6%):
24,403	Royal Caribbean Cruises, Ltd.	1,331,428
48,320	Starbucks Corp.	3,545,722
15,580	Starwood Hotels & Resorts Worldwide, Inc.	1,240,168
22,318	Yum! Brands, Inc.	1,682,554

		7,799,872

Household Durables (0.6%):
1,600	Harman International Industries, Inc.	170,240
21,473	Lennar Corp.	850,760

Continued

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
36,115	Toll Brothers, Inc. *	$1,296,529
3,176	Whirlpool Corp.	474,685

		2,792,214

Household Products (1.8%):
27,753	Colgate-Palmolive Co.	1,800,337
89,408	Procter & Gamble Co. (The)	7,206,285

		9,006,622

Insurance (3.6%):
98,577	ACE, Ltd.	9,765,038
10,347	Axis Capital Holdings, Ltd.	474,410
69,693	Marsh & McLennan Cos., Inc.	3,435,865
86,883	MetLife, Inc.	4,587,422

		18,262,735

Internet & Catalog Retail (1.4%):
10,946	Amazon.com, Inc. *	3,683,548
2,976	Priceline.com, Inc. *	3,547,065

		7,230,613

Internet Software & Services (3.4%):
36,015	eBay, Inc. *	1,989,469
13,943	Facebook, Inc., Class A *	839,926
12,846	Google, Inc., Class A *	14,316,995

		17,146,390

IT Services (2.1%):
43,187	Accenture plc, Class A	3,442,868
3,396	Alliance Data Systems Corp. *	925,240
30,402	Cognizant Technology Solutions Corp., Class A *	1,538,645
21,564	Visa, Inc., Class A	4,654,805

		10,561,558

Machinery (1.5%):
21,022	Flowserve Corp.	1,646,863
74,279	PACCAR, Inc.	5,009,376
9,858	SPX Corp.	969,140

		7,625,379

Media (6.2%):
40,290	CBS Corp., Class B	2,489,922
143,083	Comcast Corp., Class A	7,157,012
26,467	DISH Network Corp., Class A *	1,646,512
8,290	Time Warner Cable, Inc.	1,137,222
240,745	Time Warner, Inc.	15,727,871
40,509	Walt Disney Co. (The)	3,243,556

		31,402,095

Metals & Mining (2.3%):
263,390	Alcoa, Inc.	3,389,829
111,902	Freeport-McMoRan Copper & Gold, Inc.	3,700,599
154,625	United States Steel Corp. ^	4,269,197

		11,359,625

Multi-Utilities (0.7%):
28,924	Dominion Resources, Inc.	2,053,315
14,162	NiSource, Inc.	503,176
16,779	Public Service Enterprise Group, Inc.	639,951
5,370	Sempra Energy	519,601

		3,716,043

Oil, Gas & Consumable Fuels (6.6%):
14,881	Anadarko Petroleum Corp.	1,261,314
16,839	Cheniere Energy, Inc. *	932,039
36,115	Chevron Corp.	4,294,435
14,522	ConocoPhillips	1,021,623
15,920	EOG Resources, Inc.	3,123,026

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
116,274	Exxon Mobil Corp.	$11,357,644
26,000	Marathon Oil Corp.	923,520
5,674	Marathon Petroleum Corp.	493,865
83,676	Occidental Petroleum Corp.	7,973,486
12,882	Phillips 66	992,687
11,010	Southwestern Energy Co. *	506,570

		32,880,209

Pharmaceuticals (7.6%):
8,789	Allergan, Inc.	1,090,715
121,917	Bristol-Myers Squibb Co.	6,333,588
232,149	Johnson & Johnson Co.	22,803,997
116,023	Merck & Co., Inc.	6,586,626
5,873	Perrigo Co. plc	908,318

		37,723,244

Road & Rail (1.3%):
172,644	CSX Corp.	5,001,496
9,407	Union Pacific Corp.	1,765,318

		6,766,814

Semiconductors & Semiconductor Equipment (4.0%):
37,425	Applied Materials, Inc.	764,219
109,603	Avago Technologies, Ltd.	7,059,529
55,670	Freescale Semiconductor Holdings I, Ltd. *^	1,358,905
74,094	KLA-Tencor Corp.	5,122,858
76,832	Lam Research Corp. *	4,225,760
43,066	Teradyne, Inc. *	856,583
12,065	Xilinx, Inc.	654,768

		20,042,622

Software (4.1%):
38,769	Adobe Systems, Inc. *	2,548,674
26,047	Citrix Systems, Inc. *	1,495,879
275,295	Microsoft Corp.	11,284,343
111,640	Oracle Corp.	4,567,192
5,193	VMware, Inc., Class A *	560,948

		20,457,036

Specialty Retail (2.6%):
19,536	Best Buy Co., Inc.	515,946
84,734	Home Depot, Inc. (The)	6,705,001
62,542	Lowe’s Cos., Inc.	3,058,304
7,231	Ross Stores, Inc.	517,378
38,172	TJX Cos., Inc. (The)	2,315,132

		13,111,761

Technology Hardware, Storage & Peripherals (3.0%):
25,508	Apple, Inc.	13,691,164
57,388	EMC Corp.	1,573,005

		15,264,169

Textiles, Apparel & Luxury Goods (0.6%):
11,925	Lululemon Athletica, Inc. *^	627,136
36,934	V.F. Corp.	2,285,476

		2,912,612

Tobacco (0.9%):
58,347	Philip Morris International, Inc.	4,776,869

Trading Companies & Distributors (0.0%):
637	W.W. Grainger, Inc.	160,944

Total Common Stocks (Cost $379,796,483)		498,440,028

Continued

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (1.2%):
$ 6,032,948	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	$6,032,948

Total Securities Held as Collateral for Securities on Loan (Cost $6,032,948)		6,032,948

Unaffiliated Investment Company (0.6%):
2,897,093	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	2,897,093

Total Unaffiliated Investment Company (Cost $2,897,093)		2,897,093

Total Investment Securities (Cost $388,726,524)(c) - 100.8%		507,370,069
Net other assets (liabilities) - (0.8)%		(3,900,826)

Net Assets - 100.0%		$503,469,243

Percentages indicated are based on net assets as of March 31, 2014.

ADR	-	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014, was $6,018,739.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2014.
(b)	The rate represents the effective yield at March 31, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Futures Contracts

Cash of $105,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/20/14	21	$1,957,830	$15,863

See accompanying notes to the schedules of portfolio investments.

AZL MFS Investors Trust Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (99.7%):
Aerospace & Defense (5.1%):
73,200	Honeywell International, Inc.	$6,790,032
24,718	Precision Castparts Corp.	6,247,722
62,654	United Technologies Corp.	7,320,493

		20,358,247

Air Freight & Logistics (0.8%):
33,410	United Parcel Service, Inc., Class B	3,253,466

Auto Components (0.6%):
32,890	Delphi Automotive plc	2,231,915

Automobiles (0.4%):
12,061	Bayerische Motoren Werke AG (BMW)	1,522,329

Banks (2.1%):
171,142	Wells Fargo & Co.	8,512,603

Beverages (2.0%):
107,425	Diageo plc	3,333,606
41,172	Pernod Ricard SA	4,796,251

		8,129,857

Biotechnology (0.6%):
34,488	Gilead Sciences, Inc. *	2,443,820

Capital Markets (5.1%):
20,909	BlackRock, Inc., Class A	6,575,462
27,919	Franklin Resources, Inc.	1,512,651
43,324	Goldman Sachs Group, Inc. (The)	7,098,638
92,200	Morgan Stanley	2,873,874
34,752	State Street Corp.	2,417,002

		20,477,627

Chemicals (4.1%):
41,450	FMC Corp.	3,173,412
17,096	Linde AG	3,421,686
27,346	Praxair, Inc.	3,581,506
16,824	Sherwin Williams Co.	3,316,515
31,400	W.R. Grace & Co. *	3,113,938

		16,607,057

Construction & Engineering (0.8%):
39,560	Fluor Corp.	3,074,999

Consumer Finance (1.8%):
81,350	American Express Co.	7,323,941

Containers & Packaging (0.6%):
57,790	Crown Holdings, Inc. *	2,585,525

Diversified Financial Services (4.5%):
302,868	Bank of America Corp.	5,209,330
210,050	JPMorgan Chase & Co.	12,752,135

		17,961,465

Electric Utilities (0.7%):
54,139	American Electric Power Co., Inc.	2,742,682

Energy Equipment & Services (4.1%):
76,070	Cameron International Corp. *	4,698,844
66,730	Dresser-Rand Group, Inc. *	3,897,699
45,471	National-Oilwell Varco, Inc.	3,540,827
43,525	Schlumberger, Ltd.	4,243,688

		16,381,058

Food Products (2.8%):
65,599	Danone SA	4,639,537
32,456	General Mills, Inc.	1,681,870
136,790	Mondelez International, Inc., Class A	4,726,094

		11,047,501

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies (4.0%):
79,600	Abbott Laboratories	$3,065,396
95,000	Covidien plc	6,997,700
40,812	St. Jude Medical, Inc.	2,668,697
38,060	Stryker Corp.	3,100,748

		15,832,541

Hotels, Restaurants & Leisure (1.3%):
51,109	McDonald’s Corp.	5,010,215

Household Products (2.9%):
52,633	Colgate-Palmolive Co.	3,414,303
101,246	Procter & Gamble Co. (The)	8,160,427

		11,574,730

Industrial Conglomerates (2.7%):
141,948	Danaher Corp.	10,646,100

Insurance (1.1%):
44,730	ACE, Ltd.	4,430,954

Internet Software & Services (2.9%):
10,493	Google, Inc., Class A *	11,694,553

IT Services (7.1%):
67,635	Accenture plc, Class A	5,391,862
99,910	Cognizant Technology Solutions Corp., Class A *	5,056,445
74,750	Fidelity National Information Services, Inc.	3,995,388
77,834	MasterCard, Inc., Class A	5,814,199
39,009	Visa, Inc., Class A	8,420,482

		28,678,376

Life Sciences Tools & Services (1.7%):
57,670	Thermo Fisher Scientific, Inc.	6,934,241

Media (6.0%):
122,130	Comcast Corp., Class A	6,108,943
75,800	Time Warner, Inc.	4,952,014
136,130	Twenty-First Century Fox, Inc.	4,352,076
104,657	Walt Disney Co. (The)	8,379,885

		23,792,918

Multiline Retail (2.0%):
64,137	Kohl’s Corp.	3,642,982
72,698	Target Corp.	4,398,956

		8,041,938

Multi-Utilities (1.5%):
128,640	CMS Energy Corp.	3,766,580
46,568	Wisconsin Energy Corp.	2,167,740

		5,934,320

Oil, Gas & Consumable Fuels (4.4%):
22,859	Chevron Corp.	2,718,164
21,377	EOG Resources, Inc.	4,193,526
47,191	Exxon Mobil Corp.	4,609,617
30,007	Noble Energy, Inc.	2,131,697
42,282	Occidental Petroleum Corp.	4,029,052

		17,682,056

Pharmaceuticals (7.6%):
51,910	Bristol-Myers Squibb Co.	2,696,725
52,500	Endo International plc *	3,604,125
88,389	Johnson & Johnson Co.	8,682,451
294,270	Pfizer, Inc.	9,451,952
46,500	Valeant Pharmaceuticals International, Inc. *	6,130,095

		30,565,348

Real Estate Investment Trusts (REITs) (1.6%):
79,114	American Tower Corp.	6,477,063

Continued

AZL MFS Investors Trust Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail (1.2%):
84,830	Canadian National Railway Co.	$4,769,143

Semiconductors & Semiconductor Equipment (3.0%):
136,580	Altera Corp.	4,949,659
143,651	Microchip Technology, Inc.	6,860,772

		11,810,431

Software (2.2%):
47,350	Citrix Systems, Inc. *	2,719,311
147,395	Oracle Corp.	6,029,929

		8,749,240

Specialty Retail (1.2%):
33,070	Bed Bath & Beyond, Inc. *	2,275,216
32,540	Ross Stores, Inc.	2,328,237

		4,603,453

Technology Hardware, Storage & Peripherals (5.5%):
11,611	Apple, Inc.	6,232,088
321,309	EMC Corp.	8,807,080
213,600	Hewlett-Packard Co.	6,912,096

		21,951,264

Textiles, Apparel & Luxury Goods (2.6%):
21,867	LVMH Moet Hennessy Louis Vuitton SA	3,980,293
38,176	Nike, Inc., Class B	2,819,679
56,635	V.F. Corp.	3,504,574

		10,304,546

Trading Companies & Distributors (1.1%):
16,745	W.W. Grainger, Inc.	4,230,792

Total Common Stocks (Cost $262,818,837)		398,368,314

Contracts, Shares, Notional Amount or Principal Amount		Fair Value

Unaffiliated Investment Company (0.8%):
3,237,125	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	3,237,125

Total Unaffiliated Investment Company (Cost $3,237,125)		3,237,125

Total Investment Securities (Cost $266,055,962)(b) - 100.5%		401,605,439
Net other assets (liabilities) - (0.5)%		(1,840,087)

Net Assets - 100.0%		$399,765,352

Percentages indicated are based on net assets as of March 31, 2014.

*	Non-income producing security.
(a)	The rate represents the effective yield at March 31, 2014.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2014:

Country	Percentage
Canada	2.7%
France	3.3%
Germany	1.2%
Ireland (Republic of)	4.0%
Netherlands	1.1%
Switzerland	1.1%
United Kingdom	1.4%
United States	85.2%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL MFS Mid Cap Value Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (98.9%):
Aerospace & Defense (1.0%):
13,760	Mtu Aero Engines AG	$1,279,665
18,250	Triumph Group, Inc.	1,178,585

		2,458,250

Airlines (1.5%):
13,490	Alaska Air Group, Inc.	1,258,752
44,660	Delta Air Lines, Inc.	1,547,469
17,070	United Continental Holdings, Inc. *	761,834

		3,568,055

Auto Components (2.5%):
54,540	Allison Transmission Holdings, Inc.	1,632,928
31,810	Delphi Automotive plc	2,158,627
25,350	TRW Automotive Holdings Corp. *	2,069,067

		5,860,622

Banks (7.9%):
65,580	BB&T Corp.	2,634,348
33,810	Comerica, Inc.	1,751,358
88,620	Fifth Third Bancorp	2,033,829
221,770	Huntington Bancshares, Inc.	2,211,047
148,260	KeyCorp	2,111,222
11,566	M&T Bank Corp.	1,402,956
32,480	PrivateBancorp, Inc.	990,965
118,030	Regions Financial Corp.	1,311,313
37,430	SunTrust Banks, Inc.	1,489,340
136,380	TCF Financial Corp.	2,272,090

		18,208,468

Beverages (1.3%):
34,070	Coca-Cola Enterprises, Inc.	1,627,183
24,150	Dr Pepper Snapple Group, Inc.	1,315,209

		2,942,392

Capital Markets (2.1%):
7,905	Affiliated Managers Group, Inc. *	1,581,394
12,950	Evercore Partners, Inc., Class A	715,488
16,390	State Street Corp.	1,139,925
40,870	TD Ameritrade Holding Corp.	1,387,537

		4,824,344

Chemicals (5.7%):
25,202	Akzo Nobel NV	2,064,698
19,600	Albemarle Corp.	1,301,832
30,610	Celanese Corp., Series A	1,699,161
24,400	FMC Corp.	1,868,064
13,400	International Flavor & Fragrances, Inc.	1,281,978
17,750	Rockwood Holdings, Inc.	1,320,600
20,570	Sensient Technologies Corp.	1,160,354
17,577	Symrise AG	878,556
22,050	Valspar Corp. (The)	1,590,246

		13,165,489

Commercial Services & Supplies (1.2%):
137,495	Serco Group plc	964,773
45,510	Tyco International, Ltd.	1,929,624

		2,894,397

Consumer Finance (0.9%):
37,180	Discover Financial Services	2,163,504

Containers & Packaging (2.5%):
57,470	Crown Holdings, Inc. *	2,571,208
20,060	Greif, Inc., Class A	1,052,949
32,210	Owens-Illinois, Inc. *	1,089,664

Shares		Fair Value
Common Stocks, continued
Containers & Packaging, continued
21,380	Silgan Holdings, Inc.	$1,058,738

		5,772,559

Diversified Consumer Services (0.9%):
33,080	DeVry, Inc.	1,402,261
23,120	ITT Educational Services, Inc. *^	663,082

		2,065,343

Diversified Financial Services (1.0%):
61,014	NASDAQ OMX Group, Inc. (The)	2,253,857

Diversified Telecommunication Services (1.7%):
312,532	Colt Group SA *	770,249
348,900	Frontier Communications Corp. ^	1,988,730
156,160	Windstream Holdings, Inc. ^	1,286,758

		4,045,737

Electric Utilities (2.0%):
54,490	Great Plains Energy, Inc.	1,473,410
49,200	Northeast Utilities	2,238,599
32,670	Portland General Electric Co.	1,056,548

		4,768,557

Electrical Equipment (2.3%):
24,620	Eaton Corp. plc	1,849,454
74,370	GrafTech International, Ltd. *	812,120
19,950	Regal-Beloit Corp.	1,450,565
27,480	Sensata Technologies Holding NV *	1,171,747

		5,283,886

Electronic Equipment, Instruments & Components (0.6%):
49,000	Ingram Micro, Inc., Class A *	1,448,440

Energy Equipment & Services (2.4%):
29,430	Cameron International Corp. *	1,817,891
21,600	Dresser-Rand Group, Inc. *	1,261,656
28,570	Ensco plc, Class A, ADR	1,507,925
27,840	Noble Corp. plc	911,482

		5,498,954

Food & Staples Retailing (0.5%):
17,650	Empire Co., Ltd., Class A	1,080,589

Food Products (3.4%):
22,910	Bunge, Ltd.	1,821,574
25,160	Ingredion, Inc.	1,712,893
18,620	J.M. Smucker Co. (The)	1,810,609
45,390	Pinnacle Foods, Inc.	1,355,345
96,286	Tate & Lyle plc	1,072,699

		7,773,120

Gas Utilities (0.6%):
26,550	AGL Resources, Inc.	1,299,888

Health Care Equipment & Supplies (3.4%):
40,200	CareFusion Corp. *	1,616,844
11,875	Cooper Cos., Inc. (The)	1,631,150
32,210	DENTSPLY International, Inc.	1,482,948
22,730	St. Jude Medical, Inc.	1,486,315
16,090	Teleflex, Inc.	1,725,492

		7,942,749

Health Care Providers & Services (2.0%):
29,930	AmerisourceBergen Corp.	1,963,109
29,040	Quest Diagnostics, Inc.	1,681,997

Continued

AZL MFS Mid Cap Value Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
12,160	Universal Health Services, Inc., Class B	$997,971

		4,643,077

Hotels, Restaurants & Leisure (0.6%):
6,095	Wynn Resorts, Ltd.	1,354,004

Household Durables (1.1%):
87,720	Newell Rubbermaid, Inc.	2,622,828

Independent Power and Renewable Electricity Producers (1.4%):
110,740	AES Corp. (The)	1,581,367
48,150	Calpine Corp. *	1,006,817
22,510	NRG Energy, Inc.	715,818

		3,304,002

Insurance (7.6%):
14,660	Allied World Assurance Co. Holdings AG	1,512,765
20,270	Aon plc	1,708,356
10,760	Everest Re Group, Ltd.	1,646,818
44,960	Genworth Financial, Inc., Class A *	797,141
17,680	Hanover Insurance Group, Inc. (The)	1,086,259
23,210	Hartford Financial Services Group, Inc. (The)	818,617
35,800	HCC Insurance Holdings, Inc.	1,628,542
42,670	Lincoln National Corp.	2,162,088
24,750	Protective Life Corp.	1,301,603
51,880	Symetra Financial Corp.	1,028,262
59,170	Third Point Reinsurance, Ltd. *	937,845
45,970	UnumProvident Corp.	1,623,201
45,000	Validus Holdings, Ltd.	1,696,949

		17,948,446

IT Services (0.8%):
33,720	Fidelity National Information Services, Inc.	1,802,334

Leisure Products (0.9%):
12,520	Hasbro, Inc.	696,362
36,550	Mattel, Inc.	1,466,021

		2,162,383

Life Sciences Tools & Services (1.2%):
60,000	PerkinElmer, Inc.	2,703,600

Machinery (4.0%):
10,593	Cummins, Inc.	1,578,251
19,120	Joy Global, Inc. ^	1,108,960
24,520	Kennametal, Inc.	1,086,236
19,760	Pentair, Ltd., Registered Shares	1,567,758
16,150	SPX Corp.	1,587,707
28,380	Stanley Black & Decker, Inc.	2,305,591

		9,234,503

Media (1.6%):
18,050	CBS Outdoor Americas, Inc. *	527,963
7,390	DISH Network Corp., Class A *	459,732
93,940	Interpublic Group of Cos., Inc. (The)	1,610,131
43,900	Quebecor, Inc., Class B	1,072,379

		3,670,205

Metals & Mining (0.4%):
95,312	Iluka Resources, Ltd.	876,494

Shares		Fair Value
Common Stocks, continued
Multiline Retail (0.7%):
27,840	Kohl’s Corp.	$1,581,312

Multi-Utilities (3.7%):
29,320	CenterPoint Energy, Inc.	694,591
70,970	CMS Energy Corp.	2,078,002
21,180	DTE Energy Co.	1,573,462
33,770	NiSource, Inc.	1,199,848
20,540	NorthWestern Corp.	974,212
57,450	Public Service Enterprise Group, Inc.	2,191,143

		8,711,258

Oil, Gas & Consumable Fuels (6.6%):
33,770	C&J Energy Services, Inc. *	984,733
35,580	Cabot Oil & Gas Corp.	1,205,450
9,210	Cimarex Energy Co.	1,097,003
39,370	CONSOL Energy, Inc.	1,572,832
14,300	Energen Corp.	1,155,583
16,520	EQT Corp.	1,601,944
24,698	Noble Energy, Inc.	1,754,547
23,500	PDC Energy, Inc. *	1,463,110
38,800	Peabody Energy Corp.	633,992
42,790	QEP Midstream Partners, LP	1,000,430
17,690	SM Energy Co.	1,261,120
39,610	Spectra Energy Corp.	1,463,193

		15,193,937

Pharmaceuticals (2.3%):
24,160	Endo International plc *	1,658,584
36,470	Hospira, Inc. *	1,577,328
29,600	Impax Laboratories, Inc. *	782,032
12,550	Valeant Pharmaceuticals International, Inc. *	1,654,466

		5,672,410

Real Estate Investment Trusts (REITs) (4.5%):
82,180	Annaly Capital Management, Inc.	901,515
85,041	Big Yellow Group plc	775,273
68,190	Corporate Office Properties Trust	1,816,582
80,930	DDR Corp.	1,333,726
28,130	EPR Properties	1,501,861
24,820	Equity Lifestyle Properties, Inc.	1,008,933
23,790	Mid-America Apartment Communities, Inc.	1,624,143
40,450	Plum Creek Timber Co., Inc.	1,700,518

		10,662,551

Road & Rail (0.4%):
41,790	Swift Transportation Co. *	1,034,303

Semiconductors & Semiconductor Equipment (3.4%):
47,400	Altera Corp.	1,717,776
22,300	Analog Devices, Inc.	1,185,022
14,300	Avago Technologies, Ltd.	921,063
39,140	Microchip Technology, Inc. ^	1,869,327
29,640	Nxp Semiconductors NV *	1,743,128
22,970	Ultratech, Inc. *	670,494

		8,106,810

Software (1.3%):
39,250	NICE Systems, Ltd., ADR	1,752,905
61,570	Symantec Corp.	1,229,553

		2,982,458

Specialty Retail (3.8%):
21,050	Ann, Inc. *	873,154

Continued

AZL MFS Mid Cap Value Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
2,642	AutoZone, Inc. *	$1,419,018
19,930	Bed Bath & Beyond, Inc. *	1,371,184
57,940	Best Buy Co., Inc.	1,530,195
17,830	Children’s Place Retail Stores, Inc. (The)	888,112
44,780	Sally Beauty Holdings, Inc. *	1,226,972
139,420	Staples, Inc.	1,581,024

		8,889,659

Technology Hardware, Storage & Peripherals (1.7%):
46,200	NCR Corp. *	1,688,610
207,400	Xerox Corp.	2,343,620

		4,032,230

Textiles, Apparel & Luxury Goods (1.6%):
16,060	Hanesbrands, Inc.	1,228,269
11,465	PVH Corp.	1,430,488
17,531	V.F. Corp.	1,084,818

		3,743,575

Tobacco (0.7%):
28,560	Lorillard, Inc.	1,544,525

Trading Companies & Distributors (1.2%):
7,203	Brenntag AG	1,337,443
17,000	WESCO International, Inc. *	1,414,740

		2,752,183

Total Common Stocks (Cost $212,158,484)		230,548,287

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (2.9%):
$ 6,740,493	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	6,740,493

Total Securities Held as Collateral for Securities on Loan (Cost $6,740,493)		6,740,493

Unaffiliated Investment Company (1.7%):
4,064,298	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	4,064,298

Total Unaffiliated Investment Company (Cost $4,064,298)		4,064,298

Total Investment Securities (Cost $222,963,275)(c) - 103.5%		241,353,078
Net other assets (liabilities) - (3.5)%		(8,199,606)

Net Assets - 100.0%		$233,153,472

Percentages indicated are based on net assets as of March 31, 2014.

ADR	-	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014, was $6,631,512.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2014.

(b)	The rate represents the effective yield at March 31, 2014.

(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2014:

Country	Percentage
Australia	0.4%
Bermuda	2.5%
Canada	1.6%
Germany	1.4%
Ireland (Republic of)	1.5%
Israel	0.7%
Netherlands	2.1%
Singapore	0.4%
Switzerland	0.8%
United Kingdom	4.0%
United States	84.6%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL MFS Value Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (98.9%):
Aerospace & Defense (7.0%):
109,110	Honeywell International, Inc.	$10,121,044
74,950	Lockheed Martin Corp.	12,234,837
37,160	Northrop Grumman Corp.	4,584,801
94,450	United Technologies Corp.	11,035,537

		37,976,219

Air Freight & Logistics (1.5%):
85,500	United Parcel Service, Inc., Class B	8,325,990

Auto Components (1.7%):
55,720	Delphi Automotive plc	3,781,159
115,960	Johnson Controls, Inc.	5,487,227

		9,268,386

Automobiles (0.2%):
30,300	General Motors Co.	1,042,926

Banks (4.9%):
46,620	PNC Financial Services Group, Inc.	4,055,940
117,960	U.S. Bancorp	5,055,766
351,450	Wells Fargo & Co.	17,481,123

		26,592,829

Beverages (2.3%):
39,380	Coca-Cola Enterprises, Inc.	1,880,789
258,737	Diageo plc	8,029,110
49,760	Dr Pepper Snapple Group, Inc.	2,709,930

		12,619,829

Capital Markets (6.5%):
229,110	Bank of New York Mellon Corp. (The)	8,085,292
16,074	BlackRock, Inc., Class A	5,054,952
131,443	Franklin Resources, Inc.	7,121,582
63,729	Goldman Sachs Group, Inc. (The)	10,441,996
71,680	State Street Corp.	4,985,344

		35,689,166

Chemicals (1.4%):
37,281	PPG Industries, Inc.	7,212,382
6,950	Valspar Corp. (The)	501,234

		7,713,616

Commercial Services & Supplies (1.1%):
144,030	Tyco International, Ltd.	6,106,872

Containers & Packaging (0.4%):
45,140	Crown Holdings, Inc. *	2,019,564

Diversified Financial Services (4.9%):
371,570	JPMorgan Chase & Co.	22,558,014
20,080	Moody’s Corp.	1,592,746
68,336	NASDAQ OMX Group, Inc. (The)	2,524,332

		26,675,092

Diversified Telecommunication Services (2.7%):
134,530	AT&T, Inc.	4,717,967
160,130	Verizon Communications, Inc.	7,617,384
46,113	Verizon Communications, Inc. *	2,198,668

		14,534,019

Electric Utilities (0.6%):
25,220	Duke Energy Corp.	1,796,169
40,010	PPL Corp.	1,325,931

		3,122,100

Electrical Equipment (0.9%):
64,030	Eaton Corp. plc	4,809,934

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing (1.8%):
132,670	CVS Caremark Corp.	$9,931,676

Food Products (4.4%):
60,706	Danone SA	4,293,476
160,230	General Mills, Inc.	8,303,119
25,460	Kellogg Co.	1,596,597
128,671	Nestle SA, Registered Shares	9,697,955

		23,891,147

Health Care Equipment & Supplies (3.6%):
158,150	Abbott Laboratories	6,090,357
44,680	Covidien plc	3,291,129
104,650	Medtronic, Inc.	6,440,160
61,000	St. Jude Medical, Inc.	3,988,790

		19,810,436

Health Care Providers & Services (1.4%):
72,560	Express Scripts Holding Co. *	5,448,531
35,060	Quest Diagnostics, Inc.	2,030,675

		7,479,206

Hotels, Restaurants & Leisure (1.1%):
59,065	McDonald’s Corp.	5,790,142

Household Products (0.5%):
34,910	Procter & Gamble Co. (The)	2,813,746

Industrial Conglomerates (3.2%):
79,398	3M Co.	10,771,133
87,910	Danaher Corp.	6,593,250

		17,364,383

Insurance (7.4%):
56,890	ACE, Ltd.	5,635,523
60,760	Aon plc	5,120,853
43,570	Chubb Corp. (The)	3,890,801
204,030	MetLife, Inc.	10,772,783
74,190	Prudential Financial, Inc.	6,280,184
102,870	Travelers Cos., Inc. (The)	8,754,237

		40,454,381

IT Services (5.0%):
136,970	Accenture plc, Class A	10,919,248
28,610	Fidelity National Information Services, Inc.	1,529,205
51,270	Fiserv, Inc. *	2,906,496
54,277	International Business Machines Corp.	10,447,780
90,740	Western Union Co.	1,484,506

		27,287,235

Leisure Products (0.7%):
47,840	Hasbro, Inc.	2,660,860
28,750	Mattel, Inc.	1,153,163

		3,814,023

Life Sciences Tools & Services (1.0%):
43,600	Thermo Fisher Scientific, Inc.	5,242,464

Machinery (1.5%):
28,230	Illinois Tool Works, Inc.	2,295,946
27,790	Pentair, Ltd., Registered Shares	2,204,859
48,040	Stanley Black & Decker, Inc.	3,902,769

		8,403,574

Media (5.0%):
107,870	Comcast Corp., Special Class A	5,259,741
28,510	McGraw-Hill Cos., Inc. (The)	2,175,313
88,440	Omnicom Group, Inc.	6,420,744
24,570	Time Warner, Inc.	1,605,158
53,150	Viacom, Inc., Class B	4,517,219

Continued

AZL MFS Value Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
93,020	Walt Disney Co. (The)	$7,448,112

		27,426,287

Multiline Retail (1.6%):
23,490	Kohl’s Corp.	1,334,232
125,730	Target Corp.	7,607,922

		8,942,154

Multi-Utilities (0.2%):
25,650	Public Service Enterprise Group, Inc.	978,291

Oil, Gas & Consumable Fuels (6.0%):
28,680	Apache Corp.	2,379,006
69,375	Chevron Corp.	8,249,381
11,221	EOG Resources, Inc.	2,201,224
126,920	Exxon Mobil Corp.	12,397,545
76,900	Occidental Petroleum Corp.	7,327,801

		32,554,957

Pharmaceuticals (8.4%):
195,510	Johnson & Johnson Co.	19,204,948
99,330	Merck & Co., Inc.	5,638,964
19,890	Novartis AG, Registered Shares	1,689,843
547,360	Pfizer, Inc.	17,581,203
5,706	Roche Holding AG	1,715,632
4,710	Zoetis, Inc.	136,307

		45,966,897

Road & Rail (0.6%):
59,380	Canadian National Railway Co.	3,338,344

Semiconductors & Semiconductor Equipment (0.6%):
129,570	Intel Corp.	3,344,202

Software (1.5%):
193,870	Oracle Corp.	7,931,222

Specialty Retail (1.2%):
24,970	Advance Auto Parts, Inc.	3,158,705
20,470	Bed Bath & Beyond, Inc. *	1,408,336
178,320	Staples, Inc.	2,022,149

		6,589,190

Tobacco (5.5%):
66,480	Altria Group, Inc.	2,488,346
26,700	Imperial Tobacco Group plc	1,079,584
126,520	Lorillard, Inc.	6,842,202
238,470	Philip Morris International, Inc.	19,523,540

		29,933,672

Wireless Telecommunication Services (0.6%):
948,111	Vodafone Group plc	3,489,978

Total Common Stocks (Cost $396,067,334)		539,274,149

Convertible Preferred Stock (0.1%):
Aerospace & Defense (0.1%):
7,000	United Technologies Corp., 0.45%^	465,990

Total Convertible Preferred Stock (Cost $403,403)		465,990

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (0.1%):
$ 458,934	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	$458,934

Total Securities Held as Collateral for Securities on Loan (Cost $458,934)		458,934

Unaffiliated Investment Company (0.2%):
1,143,973	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	1,143,973

Total Unaffiliated Investment Company (Cost $1,143,973)		1,143,973

Total Investment Securities (Cost $398,073,644)(c) - 99.3%		541,343,046
Net other assets (liabilities) - 0.7%		3,666,214

Net Assets - 100.0%		$545,009,260

Percentages indicated are based on net assets as of March 31, 2014.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014, was $456,670.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2014.
(b)	The rate represents the effective yield at March 31, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2014:

Country	Percentage
Canada	0.6%
France	0.8%
Ireland (Republic of)	3.5%
Switzerland	4.5%
United Kingdom	4.0%
United States	86.6%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (95.3%):
Aerospace & Defense (1.7%):
9,983	Alliant Techsystems, Inc.	$1,419,083
30,974	BE Aerospace, Inc. *	2,688,234
9,982	Esterline Technologies Corp. *	1,063,482
59,457	Exelis, Inc.	1,130,278
15,268	Huntington Ingalls Industries, Inc.	1,561,306
16,461	Triumph Group, Inc.	1,063,051

		8,925,434

Air Freight & Logistics (0.1%):
28,678	UTI Worldwide, Inc.	303,700

Airlines (0.5%):
21,525	Alaska Air Group, Inc.	2,008,497
71,488	JetBlue Airways Corp. *	621,231

		2,629,728

Auto Components (0.3%):
45,687	Gentex Corp.	1,440,511

Automobiles (0.2%):
14,054	Thor Industries, Inc.	858,137

Banks (4.3%):
50,461	Associated Banc-Corp.	911,326
26,412	BancorpSouth, Inc.	659,244
13,980	Bank of Hawaii Corp.	847,328
23,247	Cathay General Bancorp	585,592
14,926	City National Corp.	1,174,975
25,591	Commerce Bancshares, Inc.	1,187,934
16,583	Cullen/Frost Bankers, Inc.	1,285,680
44,915	East West Bancorp, Inc.	1,639,397
74,182	First Horizon National Corp.	915,406
111,050	First Niagara Financial Group, Inc.	1,049,423
51,785	FirstMerit Corp.	1,078,682
60,079	Fulton Financial Corp.	755,794
25,821	Hancock Holding Co.	946,340
17,955	International Bancshares Corp.	450,311
17,867	Prosperity Bancshares, Inc.	1,181,902
14,832	Signature Bank *	1,862,750
14,382	SVB Financial Group *	1,852,113
305,126	Synovus Financial Corp.	1,034,377
51,936	TCF Financial Corp.	865,254
21,179	Trustmark Corp.	536,888
62,882	Valley National Bancorp	654,602
28,362	Webster Financial Corp.	880,924
8,276	Westamerica Bancorp	447,566

		22,803,808

Biotechnology (0.6%):
23,457	Cubist Pharmaceuticals, Inc. *	1,715,879
14,553	United Therapeutics Corp. *	1,368,419

		3,084,298

Building Products (0.9%):
24,049	A.O. Smith Corp.	1,106,735
51,946	Fortune Brands Home & Security, Inc.	2,185,888
14,110	Lennox International, Inc.	1,282,740

		4,575,363

Capital Markets (2.4%):
16,697	Affiliated Managers Group, Inc. *	3,340,235
38,498	Eaton Vance Corp.	1,469,084
29,606	Federated Investors, Inc., Class B ^	904,167
8,351	Greenhill & Co., Inc.	434,085
47,420	Janus Capital Group, Inc.	515,455

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
38,840	Raymond James Financial, Inc.	$2,172,321
44,616	SEI Investments Co.	1,499,544
26,592	Waddell & Reed Financial, Inc., Class A	1,957,703

		12,292,594

Chemicals (2.8%):
24,913	Albemarle Corp.	1,654,721
22,690	Ashland, Inc.	2,257,202
18,785	Cabot Corp.	1,109,442
11,195	Cytec Industries, Inc.	1,092,744
17,415	Intrepid Potash, Inc. *	269,236
10,812	Minerals Technologies, Inc.	698,023
3,505	NewMarket Corp.	1,369,684
24,958	Olin Corp.	689,090
41,766	RPM International, Inc.	1,747,489
13,830	Scotts Miracle-Gro Co. (The)	847,502
15,754	Sensient Technologies Corp.	888,683
24,659	Valspar Corp. (The)	1,778,408

		14,402,224

Commercial Services & Supplies (1.9%):
15,172	Brink’s Co. (The)	433,161
17,342	Clean Harbors, Inc. *	950,168
35,143	Copart, Inc. *	1,278,853
36,337	Corrections Corp. of America	1,138,075
15,827	Deluxe Corp.	830,443
18,555	Herman Miller, Inc.	596,172
14,135	HNI Corp.	516,776
9,937	MSA Safety, Inc.	566,409
62,055	R.R. Donnelley & Sons Co.	1,110,785
20,188	Rollins, Inc.	610,485
38,764	Waste Connections, Inc.	1,700,188

		9,731,515

Communications Equipment (0.9%):
17,750	ADTRAN, Inc.	433,278
32,970	Ciena Corp. *	749,738
12,677	InterDigital, Inc.	419,735
73,265	JDS Uniphase Corp. *	1,025,710
13,475	Plantronics, Inc.	598,964
42,896	Polycom, Inc. *	588,533
50,137	Riverbed Technology, Inc. *	988,200

		4,804,158

Construction & Engineering (0.7%):
31,085	Aecom Technology Corp. *	1,000,004
11,377	Granite Construction, Inc.	454,284
46,475	KBR, Inc.	1,239,953
22,606	URS Corp.	1,063,838

		3,758,079

Construction Materials (0.6%):
15,676	Eagle Materials, Inc.	1,389,834
14,476	Martin Marietta Materials, Inc.	1,857,995

		3,247,829

Containers & Packaging (1.6%):
20,556	AptarGroup, Inc.	1,358,752
9,585	Greif, Inc., Class A	503,117
30,794	Packaging Corp. of America	2,166,974
22,481	Rock-Tenn Co., Class A	2,373,318
13,740	Silgan Holdings, Inc.	680,405
32,084	Sonoco Products Co.	1,316,086

		8,398,652

Distributors (0.5%):
94,499	LKQ Corp. *	2,490,049

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services (0.9%):
31,061	Apollo Group, Inc., Class A *	$1,063,529
17,900	DeVry, Inc.	758,781
8,596	Matthews International Corp., Class A	350,803
66,627	Service Corp. International	1,324,544
21,701	Sotheby’s	945,079

		4,442,736

Diversified Financial Services (0.6%):
27,102	CBOE Holdings, Inc.	1,533,973
36,542	MSCI, Inc., Class A *	1,572,037

		3,106,010

Diversified Telecommunication Services (0.3%):
44,070	TW Telecom, Inc. *	1,377,628

Electric Utilities (1.6%):
18,958	Cleco Corp.	958,896
48,268	Great Plains Energy, Inc.	1,305,167
31,834	Hawaiian Electric Industries, Inc.	809,220
15,738	IDACORP, Inc.	872,987
62,280	OGE Energy Corp.	2,289,412
25,011	PNM Resources, Inc.	676,047
40,399	Westar Energy, Inc.	1,420,429

		8,332,158

Electrical Equipment (1.0%):
13,503	Acuity Brands, Inc.	1,790,093
15,430	General Cable Corp.	395,162
16,902	Hubbell, Inc., Class B	2,026,043
14,148	Regal-Beloit Corp.	1,028,701

		5,239,999

Electronic Equipment, Instruments & Components (2.3%):
31,326	Arrow Electronics, Inc. *	1,859,511
43,378	Avnet, Inc.	2,018,378
48,481	Ingram Micro, Inc., Class A *	1,433,098
12,310	Itron, Inc. *	437,497
26,681	Knowles Corp. *	842,319
30,851	National Instruments Corp.	885,115
11,951	Tech Data Corp. *	728,533
81,464	Trimble Navigation, Ltd. *	3,166,507
42,600	Vishay Intertechnology, Inc.	633,888

		12,004,846

Energy Equipment & Services (2.7%):
18,138	Atwood Oceanics, Inc. *	913,974
6,237	CARBO Ceramics, Inc.	860,644
23,932	Dresser-Rand Group, Inc. *	1,397,868
12,760	Dril-Quip, Inc. *	1,430,396
30,874	Helix Energy Solutions Group, Inc. *	709,485
33,925	Oceaneering International, Inc.	2,437,850
16,716	Oil States International, Inc. *	1,648,198
45,243	Patterson-UTI Energy, Inc.	1,433,298
49,753	Superior Energy Services, Inc.	1,530,402
15,534	Tidewater, Inc.	755,263
13,753	Unit Corp. *	899,171

		14,016,549

Food & Staples Retailing (0.3%):
62,043	Supervalu, Inc. *	424,374
15,565	United Natural Foods, Inc. *	1,103,870

		1,528,244

Food Products (1.8%):
29,842	Dean Foods Co.	461,357

Shares		Fair Value
Common Stocks, continued
Food Products, continued
54,977	Flowers Foods, Inc.	$1,179,257
15,644	Hain Celestial Group, Inc. *	1,430,957
38,401	Hillshire Brands Co.	1,430,821
23,344	Ingredion, Inc.	1,589,259
6,086	Lancaster Colony Corp.	605,070
11,835	Post Holdings, Inc. *	652,345
6,525	Tootsie Roll Industries, Inc.	195,373
54,425	WhiteWave Foods Co., Class A *	1,553,290

		9,097,729

Gas Utilities (1.5%):
31,416	Atmos Energy Corp.	1,480,636
26,270	National Fuel Gas Co.	1,839,951
16,314	One Gas, Inc. *	586,162
54,877	Questar Corp. +	1,304,975
35,993	UGI Corp.	1,641,641
16,252	WGL Holdings, Inc.	651,055

		7,504,420

Health Care Equipment & Supplies (2.8%):
22,495	Align Technology, Inc. *	1,165,016
14,998	Cooper Cos., Inc. (The)	2,060,124
18,005	Hill-Rom Holdings, Inc.	693,913
86,049	Hologic, Inc. *	1,850,054
16,170	IDEXX Laboratories, Inc. *	1,963,038
16,218	Masimo Corp. *	442,914
44,424	ResMed, Inc. ^	1,985,309
17,343	Sirona Dental Systems, Inc. *	1,295,002
18,496	STERIS Corp.	883,184
12,929	Teleflex, Inc.	1,386,506
17,830	Thoratec Corp. *	638,492

		14,363,552

Health Care Providers & Services (3.0%):
35,566	Community Health Systems, Inc. *	1,393,120
25,113	Health Net, Inc. *	854,093
26,786	Henry Schein, Inc. *	3,197,445
27,416	HMS Holdings Corp. *	522,275
14,806	LifePoint Hospitals, Inc. *	807,667
31,737	MEDNAX, Inc. *	1,967,059
31,270	Omnicare, Inc.	1,865,881
19,811	Owens & Minor, Inc.	693,979
28,139	Universal Health Services, Inc., Class B	2,309,368
27,695	VCA Antech, Inc. *	892,610
13,738	WellCare Health Plans, Inc. *	872,638

		15,376,135

Health Care Technology (0.2%):
50,008	Allscripts Healthcare Solutions, Inc. *	901,644

Hotels, Restaurants & Leisure (1.5%):
12,271	Bally Technologies, Inc. *	813,199
7,737	Bob Evans Farms, Inc.	387,082
21,065	Brinker International, Inc.	1,104,859
14,847	Cheesecake Factory, Inc. (The)	707,163
17,482	Domino’s Pizza, Inc.	1,345,590
8,786	International Speedway Corp., Class A	298,636
12,143	Life Time Fitness, Inc. *	584,078
8,254	Panera Bread Co., Class A *	1,456,584
15,302	Scientific Games Corp., Class A *	210,096

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
82,761	Wendy’s Co. (The)	$754,780

		7,662,067

Household Durables (1.7%):
38,798	Jarden Corp. *	2,321,283
26,082	KB Home	443,133
12,277	M.D.C. Holdings, Inc.	347,194
1,290	NVR, Inc. *	1,479,630
19,030	Tempur-Pedic International, Inc. *	964,250
50,153	Toll Brothers, Inc. *	1,800,493
15,781	Tupperware Brands Corp.	1,321,817

		8,677,800

Household Products (1.0%):
42,993	Church & Dwight Co., Inc.	2,969,526
19,640	Energizer Holdings, Inc.	1,978,534

		4,948,060

Industrial Conglomerates (0.3%):
19,966	Carlisle Cos., Inc.	1,584,102

Insurance (4.8%):
5,237	Alleghany Corp. *	2,133,449
22,476	American Financial Group, Inc.	1,297,090
41,971	Arthur J. Gallagher & Co.	1,996,980
20,413	Aspen Insurance Holdings, Ltd.	810,396
37,415	Brown & Brown, Inc.	1,150,885
14,846	Everest Re Group, Ltd.	2,272,180
86,638	Fidelity National Financial, Inc., Class A	2,723,898
33,312	First American Financial Corp.	884,434
13,752	Hanover Insurance Group, Inc. (The)	844,923
31,275	HCC Insurance Holdings, Inc.	1,422,700
16,038	Kemper Corp.	628,208
9,257	Mercury General Corp.	417,306
75,995	Old Republic International Corp.	1,246,318
17,253	Primerica, Inc.	812,789
24,657	Protective Life Corp.	1,296,712
22,194	Reinsurance Group of America, Inc.	1,767,308
13,071	RenaissanceRe Holdings, Ltd.	1,275,730
13,706	StanCorp Financial Group, Inc.	915,561
32,628	W.R. Berkley Corp.	1,357,977

		25,254,844

Internet & Catalog Retail (0.1%):
10,510	HSN, Inc.	627,762

Internet Software & Services (1.1%):
24,930	AOL, Inc. *	1,091,186
19,896	Conversant, Inc. *	560,072
15,482	Equinix, Inc. *	2,861,693
36,485	Rackspace Hosting, Inc. *	1,197,438

		5,710,389

IT Services (2.7%):
23,971	Acxiom Corp. *	824,483
37,467	Broadridge Financial Solutions, Inc.	1,391,524
31,581	Convergys Corp.	691,940
28,603	CoreLogic, Inc. *	859,234
9,169	DST Systems, Inc.	869,130
28,905	Gartner, Inc. *	2,007,163
22,538	Global Payments, Inc.	1,602,677
26,812	Jack Henry & Associates, Inc.	1,495,037
22,840	Leidos Holdings, Inc.	807,851

Shares		Fair Value
Common Stocks, continued
IT Services, continued
7,474	ManTech International Corp., Class A	$219,810
17,152	NeuStar, Inc., Class A *	557,612
13,092	Science Applications International Corp.	489,510
34,855	VeriFone Systems, Inc. *	1,178,796
12,202	Wex, Inc. *	1,159,800

		14,154,567

Leisure Products (0.8%):
29,037	Brunswick Corp.	1,315,086
20,605	Polaris Industries, Inc.	2,878,724

		4,193,810

Life Sciences Tools & Services (1.3%):
6,305	Bio-Rad Laboratories, Inc., Class A *	807,797
14,935	Charles River Laboratories International, Inc. *	901,178
17,762	Covance, Inc. *	1,845,472
9,210	Mettler-Toledo International, Inc. *	2,170,612
10,423	Techne Corp.	889,812

		6,614,871

Machinery (5.1%):
27,305	AGCO Corp.	1,506,144
15,822	CLARCOR, Inc.	907,392
15,356	Crane Co.	1,092,579
41,859	Donaldson Co., Inc.	1,774,822
19,091	Graco, Inc.	1,426,861
25,344	Harsco Corp.	593,810
25,367	IDEX Corp.	1,849,001
28,674	ITT Corp.	1,226,100
24,662	Kennametal, Inc.	1,092,527
25,387	Lincoln Electric Holdings, Inc.	1,828,118
18,975	Nordson Corp.	1,337,548
26,365	Oshkosh Corp.	1,552,108
14,063	SPX Corp.	1,382,534
34,693	Terex Corp.	1,536,900
24,423	Timken Co.	1,435,584
24,282	Trinity Industries, Inc.	1,750,004
8,417	Valmont Industries, Inc.	1,252,786
30,100	Wabtec Corp.	2,332,749
18,744	Woodward, Inc.	778,438

		26,656,005

Marine (0.5%):
13,453	Alexander & Baldwin, Inc.	572,560
17,846	Kirby Corp. *	1,806,907

		2,379,467

Media (1.2%):
18,596	AMC Networks, Inc., Class A *	1,359,182
32,588	Cinemark Holdings, Inc.	945,378
22,575	DreamWorks Animation SKG, Inc., Class A *	599,366
14,619	John Wiley & Sons, Inc., Class A	842,639
20,532	Lamar Advertising Co. *	1,046,927
11,653	Meredith Corp.	541,049
39,504	New York Times Co. (The), Class A	676,308

		6,010,849

Metals & Mining (1.5%):
16,650	Carpenter Technology Corp.	1,099,566
36,832	Commercial Metals Co.	695,388

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
10,512	Compass Minerals International, Inc.	$867,450
24,328	Reliance Steel & Aluminum Co.	1,719,015
20,425	Royal Gold, Inc.	1,279,014
69,964	Steel Dynamics, Inc.	1,244,660
16,582	Worthington Industries, Inc.	634,262

		7,539,355

Multiline Retail (0.3%):
18,332	Big Lots, Inc. *	694,233
94,930	J.C. Penney Co., Inc. *^	818,296

		1,512,529

Multi-Utilities (1.1%):
34,792	Alliant Energy Corp.	1,976,534
13,969	Black Hills Corp.	805,313
59,384	MDU Resources Group, Inc.	2,037,464
25,828	Vectren Corp.	1,017,365

		5,836,676

Oil, Gas & Consumable Fuels (2.9%):
69,576	Alpha Natural Resources, Inc. *	295,698
15,456	Bill Barrett Corp. *	395,674
27,279	Cimarex Energy Co.	3,249,201
22,804	Energen Corp.	1,842,791
26,726	Gulfport Energy Corp. *	1,902,357
62,380	HollyFrontier Corp.	2,968,039
19,253	Rosetta Resources, Inc. *	896,805
21,033	SM Energy Co.	1,499,443
22,526	World Fuel Services Corp.	993,397
63,294	WPX Energy, Inc. *	1,141,191

		15,184,596

Paper & Forest Products (0.4%):
10,205	Domtar Corp.	1,145,205
44,268	Louisiana-Pacific Corp. *	746,801

		1,892,006

Pharmaceuticals (1.2%):
43,105	Endo International plc *	2,959,158
16,649	Mallinckrodt plc *	1,055,713
1,580	Mallinckrodt plc *	100,188
19,859	Salix Pharmaceuticals, Ltd. *	2,057,591

		6,172,650

Professional Services (1.1%):
10,557	Corporate Executive Board Co. (The)	783,646
12,777	FTI Consulting, Inc. *	425,985
24,949	Manpower, Inc.	1,966,730
20,112	Towers Watson & Co., Class A	2,293,774

		5,470,135

Real Estate Investment Trusts (REITs) (8.3%):
22,451	Alexandria Real Estate Equities, Inc.	1,629,045
32,837	American Campus Communities, Inc.	1,226,462
60,347	BioMed Realty Trust, Inc.	1,236,510
24,225	BRE Properties, Inc.	1,520,846
26,789	Camden Property Trust	1,803,971
27,398	Corporate Office Properties Trust	729,883
102,567	Duke Realty Corp.	1,731,331
19,842	Equity One, Inc.	443,270
12,107	Essex Property Trust, Inc.	2,058,795
34,476	Extra Space Storage, Inc.	1,672,431

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
20,953	Federal Realty Investment Trust	$2,403,728
28,180	Highwoods Properties, Inc.	1,082,394
17,879	Home Properties, Inc.	1,074,885
46,887	Hospitality Properties Trust	1,346,595
25,730	Kilroy Realty Corp.	1,507,263
45,940	Liberty Property Trust	1,697,942
27,763	Mack-Cali Realty Corp.	577,193
23,494	Mid-America Apartment Communities, Inc.	1,603,935
38,233	National Retail Properties, Inc.	1,312,157
38,970	OMEGA Healthcare Investors, Inc.	1,306,274
12,703	Potlatch Corp.	491,479
39,652	Rayonier, Inc.	1,820,423
68,843	Realty Income Corp.	2,812,926
28,935	Regency Centers Corp.	1,477,421
58,971	Senior Housing Properties Trust	1,325,078
29,546	SL Green Realty Corp.	2,972,920
19,779	Taubman Centers, Inc.	1,400,155
78,846	UDR, Inc.	2,036,592
35,159	Weingarten Realty Investors	1,054,770

		43,356,674

Real Estate Management & Development (0.3%):
13,957	Jones Lang LaSalle, Inc.	1,653,905

Road & Rail (1.3%):
17,872	Con-way, Inc.	734,182
15,969	Genesee & Wyoming, Inc., Class A *	1,554,103
28,652	J.B. Hunt Transport Services, Inc.	2,060,652
14,281	Landstar System, Inc.	845,721
21,895	Old Dominion Freight Line, Inc. *	1,242,322
14,431	Werner Enterprises, Inc.	368,135

		6,805,115

Semiconductors & Semiconductor Equipment (2.6%):
193,761	Advanced Micro Devices, Inc. *^	776,982
133,482	Atmel Corp. *	1,115,910
38,133	Cree, Inc. *	2,156,801
44,612	Cypress Semiconductor Corp.	458,165
39,092	Fairchild Semiconductor International, Inc. *	539,079
42,859	Integrated Device Technology, Inc. *	524,166
22,379	International Rectifier Corp. *	613,185
40,138	Intersil Corp., Class A	518,583
88,718	RF Micro Devices, Inc. *	699,098
21,561	Semtech Corp. *	546,356
12,347	Silicon Laboratories, Inc. *	645,131
59,242	Skyworks Solutions, Inc. *	2,222,759
77,086	SunEdison, Inc. *	1,452,300
60,856	Teradyne, Inc. *	1,210,426

		13,478,941

Software (4.1%):
12,072	ACI Worldwide, Inc. *	714,542
12,752	Advent Software, Inc.	374,399
29,018	Ansys, Inc. *	2,234,966

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
90,681	Cadence Design Systems, Inc. *	$1,409,183
14,011	CommVault Systems, Inc. *	910,014
68,502	Compuware Corp.	719,271
14,920	Concur Technologies, Inc. *	1,478,124
12,468	FactSet Research Systems, Inc.	1,344,175
10,965	Fair Isaac Corp.	606,584
42,926	Fortinet, Inc. *	945,660
34,258	Informatica Corp. *	1,294,267
30,587	Mentor Graphics Corp.	673,526
23,606	Micros Systems, Inc. *	1,249,466
37,212	PTC, Inc. *	1,318,421
30,867	Rovi Corp. *	703,150
20,514	Solarwinds, Inc. *	874,512
21,634	Solera Holdings, Inc.	1,370,298
48,320	Synopsys, Inc. *	1,855,971
47,892	TIBCO Software, Inc. *	973,165

		21,049,694

Specialty Retail (3.8%):
22,556	Aaron’s, Inc.	682,093
23,977	Abercrombie & Fitch Co., Class A	923,115
22,864	Advance Auto Parts, Inc.	2,892,297
53,271	American Eagle Outfitters, Inc.	652,037
14,427	Ann, Inc. *	598,432
40,527	Ascena Retail Group, Inc. *	700,307
14,634	Cabela’s, Inc., Class A *	958,673
49,845	Chico’s FAS, Inc.	799,015
23,735	CST Brands, Inc.	741,481
31,953	Dick’s Sporting Goods, Inc.	1,744,953
45,985	Foot Locker, Inc.	2,160,376
18,666	Guess?, Inc.	515,182
13,948	Murphy USA, Inc. *	566,149
152,098	Office Depot, Inc. *	628,165
16,539	Rent-A-Center, Inc.	439,937
25,151	Signet Jewelers, Ltd.	2,662,485
27,482	Williams-Sonoma, Inc.	1,831,400

		19,496,097

Technology Hardware, Storage & Peripherals (1.3%):
30,101	3D Systems Corp. *^	1,780,474
20,181	Diebold, Inc.	805,020
19,293	Lexmark International, Inc., Class A	893,073
52,279	NCR Corp. *	1,910,797
15,804	Zebra Technologies Corp., Class A *	1,096,956

		6,486,320

Textiles, Apparel & Luxury Goods (1.7%):
16,812	Carter’s, Inc.	1,305,452
10,867	Deckers Outdoor Corp. *	866,426
31,187	Hanesbrands, Inc.	2,385,182
38,704	Kate Spade & Co. *	1,435,532
25,216	Under Armour, Inc., Class A *	2,890,762

		8,883,354

Thrifts & Mortgage Finance (0.6%):
26,423	Astoria Financial Corp.	365,166
138,647	New York Community Bancorp, Inc. ^	2,228,057
32,181	Washington Federal, Inc.	749,817

		3,343,040

Shares		Fair Value
Common Stocks, continued
Tobacco (0.1%):
7,230	Universal Corp.	$404,085

Trading Companies & Distributors (1.1%):
14,422	GATX Corp.	978,965
14,799	MSC Industrial Direct Co., Inc., Class A	1,280,409
29,227	United Rentals, Inc. *	2,774,812
8,522	Watsco, Inc.	851,433

		5,885,619

Water Utilities (0.3%):
55,409	Aqua America, Inc.	1,389,104

Wireless Telecommunication Services (0.2%):
31,071	Telephone & Data Systems, Inc.	814,371

Total Common Stocks (Cost $353,015,760)		492,166,588

Contracts, Shares, Notional Amount or Principal Amount		Fair Value

Securities Held as Collateral for Securities on Loan (1.5%):
$ 7,556,069	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	7,556,069

Total Securities Held as Collateral for Securities on Loan (Cost $7,556,069)		7,556,069

Unaffiliated Investment Company (4.3%):
22,405,439	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	22,405,439

Total Unaffiliated Investment Company (Cost $22,405,439)		22,405,439

Total Investment Securities (Cost $382,977,268)(c) - 101.1%		522,128,096
Net other assets (liabilities) - (1.1)%		(5,548,499)

Net Assets - 100.0%		$516,579,597

Percentages indicated are based on net assets as of March 31, 2014.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014, was $7,414,711.
+	Affiliated Securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2014.
(b)	The rate represents the effective yield at March 31, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Futures Contracts

Cash of $1,232,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 400 Index E-Mini June Futures	Long	6/20/14	175	$24,060,750	$91,809

See accompanying notes to the schedules of portfolio investments.

AZL Money Market Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares or Principal Amount		Fair Value
Certificates of Deposit (45.0%):
Banks (45.0%)
$ 11,000,000	Bank of Montreal Chicago, 0.23%, 9/5/14(a)	$11,000,000
8,000,000	Bank of Nova Scotia, 0.24%, 12/4/14(a)	8,000,000
5,000,000	Bank of Nova Scotia, 0.39%, 10/6/14(a)	5,003,322
8,500,000	Bank of Nova Scotia, 0.22%, 12/1/14(a)	8,500,000
7,000,000	Bank of Tokyo-Mitsubishi UFJ, NY, 0.25%, 8/19/14	7,000,000
5,000,000	Bank of Tokyo-Mitsubishi UFJ, NY, 0.25%, 8/27/14	4,999,897
7,000,000	BNP Paribas, NY, 0.30%, 8/4/14	7,000,000
6,750,000	Canadian Imperial Bank of Commerce, 0.29%, 8/1/14(a)	6,750,000
8,000,000	Canadian Imperial Bank of Commerce, 0.23%, 8/8/14(a)	8,000,000
2,505,000	Canadian Imperial Bank of Commerce, 0.23%, 6/13/14(a)	2,505,000
14,000,000	Citibank NA, 0.23%, 8/6/14	14,000,000
12,000,000	Credit Agricole CIB, NY, 0.11%, 4/3/14	12,000,000
10,000,000	Credit Suisse, NY, 0.26%, 4/17/14	10,000,000
3,000,000	Credit Suisse, NY, 0.31%, 6/6/14(a)	3,000,000
6,000,000	Deutsche Bank, NY, Series yCd1, 0.30%, 8/22/14(a)	6,000,000
10,000,000	DNB NOR Bank ASA, NY, 0.23%, 8/1/14	9,999,831
8,000,000	HSBC Bank PLC, 0.23%, 10/30/14(a)(b)	8,000,000
16,000,000	Mitsubishi UFJ Trust & Banking Corp., NY, 0.23%, 7/31/14	16,000,000
10,000,000	National Australia Bank, NY, 0.24%, 8/14/14(a)	10,000,000
12,000,000	National Australia Bank, NY, 0.24%, 8/8/14(a)	12,000,496
8,000,000	National Bank of Canada, NY, 0.25%, 12/24/14(a)	8,000,000
10,000,000	Natixis, NY, 0.28%, 9/8/14(a)	9,999,564
9,000,000	Norinchukin Bank, NY, 0.21%, 4/14/14	9,000,162
15,000,000	Norinchukin Bank, NY, 0.10%, 4/2/14	15,000,000
9,000,000	Rabobank Nederland NV, NY, 0.24%, 4/22/14(a)	9,000,000
14,000,000	Rabobank Nederland NV, NY, 0.27%, 9/16/14(a)	14,000,000
7,000,000	Rabobank Nederland NV, NY, 0.35%, 1/12/15	7,000,000
5,000,000	Royal Bank of Canada, NY, 0.25%, 12/5/14(a)	5,000,000
5,500,000	Royal Bank of Canada, NY, 0.27%, 10/10/14(a)	5,500,000
11,000,000	Skandinav Enskilda Bank, NY, 0.30%, 5/28/14	11,000,259
2,600,000	Societe Generale, NY, 0.29%, 5/2/14	2,600,000
5,000,000	Societe Generale, NY, 0.33%, 9/19/14(a)	5,000,000

Shares or Principal Amount		Fair Value
Certificates of Deposit, continued
Banks, continued
$ 9,500,000	Sumitomo Mitsui Bank, NY, 0.22%, 6/10/14	$9,500,000
13,000,000	Sumitomo Mitsui Bank, NY, 0.22%, 4/25/14	13,000,000
6,100,000	Svenska Handelsbanken AB, 0.26%, 8/15/14(a)	6,100,000
5,000,000	Toronto Dominion Bank, NY, 0.24%, 9/4/14	5,000,000
9,000,000	Toronto Dominion Bank, NY, 0.25%, 8/12/14	9,000,000
5,000,000	Toronto Dominion Bank, NY, 0.22%, 7/24/14(a)	5,000,000
11,000,000	Westpac Banking Corp., NY, 0.22%, 10/8/14(a)	11,000,000
8,000,000	Westpac Banking Corp., NY, 0.27%, 7/18/14(a)	8,000,000

		337,458,531

Total Certificates of Deposit (Cost $337,458,531)		337,458,531

Commercial Paper (36.8%):
Banks (7.1%)
9,000,000	Commonwealth Bank of Australia, 0.23%, 5/16/14(a)(b)	8,999,940
10,000,000	HSBC Bank PLC, 0.24%, 10/22/14(a)(b)	10,000,000
1,000,000	Nederlandse Waterschapsbank NV, 0.28%, 7/28/14(a)(b)	1,000,065
1,000,000	Nederlandse Waterschapsbank NV, 0.28%, 7/30/14(a)(b)	1,000,067
10,000,000	Skandinaviska Enskilda Banken AB, 0.25%, 9/26/14(b)(c)	9,987,639
6,000,000	Sumitomo Mitsui Banking Corp., 0.06%, 4/7/14(b)(c)	5,999,940
16,000,000	Westpac Banking Corp., NY, 0.25%, 4/24/14(a)	16,000,069

		52,987,720

Diversified Financial Services (29.7%)
5,000,000	Bedford Row Funding Corp., 0.26%, 1/26/15(a)(b)	5,000,000
10,000,000	Bedford Row Funding Corp., 0.30%, 4/3/14(b)(c)	9,999,833
8,500,000	CAFCO LLC, 0.24%, 8/12/14(b)(c)	8,492,463
6,000,000	Caisse centrale Desjardins, 0.20%, 6/23/14(b)(c)	5,997,233
8,000,000	Chariot Funding LLC, 0.22%, 8/27/14(b)(c)	7,992,764
5,000,000	CIESCO LLC, 0.23%, 8/18/14(b)(c)	4,995,560
10,000,000	Collateralized CP Co. LLC, 0.28%, 9/24/14(c)	9,986,311
7,000,000	Collateralized CP Co. LLC, 0.30%, 8/12/14(c)	6,992,242
10,000,000	Fairway Finance Corp., 0.20%, 4/4/14(a)(b)	10,000,000
20,000,000	Gemini Securitization Corp. LLC, 0.10%, 4/1/14(b)(c)	20,000,000

Continued

AZL Money Market Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares or Principal Amount		Fair Value
Commercial Paper, continued
Diversified Financial Services, continued
$ 10,500,000	General Electric Capital Corp., 0.20%, 8/4/14(c)	$10,492,708
7,000,000	Jupiter Securitization Co. LLC, 0.22%, 9/12/14(b)(c)	6,992,984
10,000,000	Jupiter Securitization Co. LLC, 0.23%, 7/7/14(b)(c)	9,993,803
10,000,000	Kells Funding LLC, 0.25%, 2/13/15(a)(b)	10,000,491
12,000,000	Kells Funding LLC, 0.24%, 12/9/14(a)(b)	11,998,902
10,000,000	Kells Funding LLC, 0.24%, 10/15/14(a)(b)	9,999,453
24,541,000	LMA Americas LLC, 0.09%, 4/1/14(b)(c)	24,541,001
4,000,000	Matchpoint Master Trust, Series A, 0.07%, 4/7/14(b)(c)	3,999,953
10,000,000	Northern Pines Funding LLC, 0.25%, 5/27/14(b)(c)	9,996,111
10,000,000	Old Line Funding LLC, 0.22%, 8/13/14(b)(c)	9,991,811
5,000,000	Old Line Funding LLC, 0.23%, 6/9/14(b)(c)	4,997,796
10,000,000	Working Capital Management, 0.13%, 4/4/14(b)(c)	9,999,892
10,000,000	Working Capital Management, 0.12%, 4/2/14(b)(c)	9,999,967

		222,461,278

Total Commercial Paper (Cost $275,448,998)		275,448,998

Municipal Bonds (10.8%):
California (4.9%):
16,500,000	California Health Facilities Financing Authority Revenue, Series B, 0.05%, 10/1/40, LOC: JPMorgan Chase Bank(a)	16,500,000
2,500,000	California Housing Finance Agency Revenue, Series E-1, 0.07%, 2/1/23, LOC: Freddie Mac, Fannie Mae, AMT(a)	2,500,000
8,500,000	Los Angeles Community Redevelopment Agency Multi-Family Housing Revenue, Series A, 0.07%, 4/15/42, LIQ FAC: Fannie Mae, AMT(a)	8,500,000
9,500,000	San Francisco City & County Redevelopment Agency Multi-Family Housing Revenue, Series A, 0.06%, 6/15/35, LIQ FAC: Fannie Mae(a)	9,500,000

		37,000,000

New York (4.4%):
10,000,000	New York City Housing Development Corp. Multi-Family Rent Revenue, Series A, 0.07%, 5/15/34, LIQ FAC: Fannie Mae, AMT(a)	10,000,000

Shares or Principal Amount		Fair Value
Municipal Bonds, continued
$ 15,000,000	New York City Housing Development Corp. Multi-Family Rent Revenue, Series A, 0.05%, 3/15/36, LIQ FAC: Fannie Mae(a)	$15,000,000
7,900,000	New York State Dormitory Authority Revenue State Supported Debt, Series D, 0.05%, 7/1/31, LOC: Toronto Dominion Bank(a)	7,900,000

		32,900,000

Pennsylvania (1.5%):
11,300,000	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue, Series 83C, 0.07%, 10/1/35, SPA: Bank of Tokyo-Mitsubishi UFJ, AMT(a)	11,300,000

Total Municipal Bonds (Cost $81,200,000)		81,200,000

U.S. Treasury Obligations (6.3%):
U.S. Treasury Bills (6.3%)
15,000,000	0.06%, 4/24/14(c)	14,999,462
10,000,000	0.05%, 5/29/14(c)	9,998,333
12,000,000	0.07%, 6/19/14(c)	11,997,604
10,000,000	0.08%, 9/11/14(c)	9,996,333

		46,991,732

Total U.S. Treasury Obligations (Cost $46,991,732)		46,991,732

Yankee Dollar (1.1%):
Banks (1.1%)
8,000,000	Nederlandse Waterschapsbank NV, 0.29%, 10/27/14(a)	8,002,371

Total Yankee Dollar (Cost $8,002,371)		8,002,371

Unaffiliated Investment Company (0.0%):
1,840	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (c)	1,840

Total Unaffiliated Investment Companies (Cost $1,840)		1,840

Total Investment Securities (Cost $749,103,472)(d) - 100.0%		749,103,472
Net other assets (liabilities) - 0.0%		68,833

Net Assets - 100.0%		$749,172,305

Percentages indicated are based on net assets as of March 31, 2014.

AMT	-	Subject to alternative minimum tax
LIQ FAC	-	Liquidation facility
LOC	-	Line of credit
SPA	-	Securities purchase agreement

(a)	Variable Rate Security. The rate represents the rate in effect at March 31, 2014. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

Continued

AZL Money Market Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	The rate represents the effective yield at March 31, 2014.
(d)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2014:

Country	Percentage
Australia	8.9%
Canada	12.6%
France	8.2%
Germany	0.8%
Japan	8.5%
Netherlands	5.3%
Norway	1.3%
Sweden	3.7%
Switzerland	1.7%
United Kingdom	2.4%
United States	46.6%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (99.0%):
Diversified Real Estate Activities (18.2%):
405,000	CapitaLand, Ltd.	$932,434
66,000	City Developments, Ltd.	531,174
176,000	Hang Lung Properties, Ltd.	506,452
103,806	Henderson Land Development Co., Ltd.	607,560
189,303	Kerry Properties, Ltd.	631,015
291,000	Mitsubishi Estate Co., Ltd.	6,926,216
204,000	Mitsui Fudosan Co., Ltd.	6,211,222
244	Mobimo Holding AG, Registered Shares	51,763
1,250,596	New World Development Co., Ltd.	1,258,504
127,000	Sumitomo Realty & Development Co., Ltd.	4,963,776
568,452	Sun Hung Kai Properties, Ltd.	6,970,391
116,000	Tokyo Tatemono Co., Ltd.	992,737
129,000	UOL Group, Ltd.	641,795
373,035	Wharf Holdings, Ltd. (The)	2,388,269

		33,613,308

Diversified REITs (10.8%):
67	Activia Properties, Inc.	538,869
203,008	British Land Co. plc	2,215,590
2,053	Cofinimmo SA	244,900
38,699	Cousins Properties, Inc.	443,878
22,360	Crombie REIT	269,663
24	Daiwa House REIT Investment Corp.	96,059
678,589	Dexus Property Group	667,049
70,990	Duke Realty Corp.	1,198,311
5,723	Fonciere des Regions SA	529,965
3,167	Gecina SA	421,219
242,040	GPT Group	821,491
5,254	ICADE	520,244
141,356	Land Securities Group plc	2,408,522
793	Lexington Realty Trust^	8,652
8,100	Liberty Property Trust	299,376
641,869	Mirvac Group	1,012,091
4,331	PS Business Parks, Inc.	362,158
35,544	Shaftesbury plc	389,746
341,636	Stockland Trust Group	1,188,326
246	United Urban Investment Corp.	361,190
62,221	Vornado Realty Trust	6,132,502
3,673	Wereldhave NV	312,934
1,923	Winthrop Realty Trust	22,288

		20,465,023

Health Care Facilities (0.1%):
25,410	Extendicare, Inc.	143,453

Health Care REITs (4.2%):
53,956	HCP, Inc.	2,092,953
10,230	Health Care REIT, Inc.	609,708
34,195	Healthcare Realty Trust, Inc.	825,809
102,785	Senior Housing Properties Trust	2,309,579
34,960	Ventas, Inc.	2,117,527

		7,955,576

Hotel & Resort REITs (3.9%):
2,538	Ashford Hospitality Prime, Inc.	38,375
15,219	Ashford Hospitality Trust	171,518
337,327	Host Hotels & Resorts, Inc.	6,827,498
967	Summit Hotel Properties, Inc.	8,974

		7,046,365

Hotels, Resorts & Cruise Lines (1.4%):
33,177	Starwood Hotels & Resorts Worldwide, Inc.	2,640,889

Shares		Fair Value
Common Stocks, continued
Industrial REITs (3.5%):
297,000	Ascendas Real Estate Investment Trust	$533,550
83,942	DCT Industrial Trust, Inc.	661,463
8	Industrial & Infrastructure Fund Investment Corp.	65,783
381,393	Macquarie Goodman Group	1,673,397
255	Nippon Prologis REIT, Inc.	514,108
58,179	ProLogis, Inc.	2,375,449
8,600	Rexford Industrial Realty, Inc.	121,948
53,194	SERGO plc	294,730

		6,240,428

Office REITs (6.6%):
10,920	Alexandria Real Estate Equities, Inc.	792,355
15,220	Alstria Office AG	204,035
347,722	Beni Stabili SpA	299,326
30,937	Boston Properties, Inc.	3,543,215
16,326	Brookfield Canada Office Properties	412,840
147,000	CapitaCommercial Trust	173,819
17,055	Derwent Valley Holdings plc	771,294
55,844	Great Portland Estates plc	587,404
31,536	Hudson Pacific Properties, Inc.	727,536
242	Japan Real Estate Investment Corp.	1,213,889
75,000	Keppel REIT	67,986
61,158	Mack-Cali Realty Corp.	1,271,475
358	Nippon Building Fund, Inc.	1,868,545
408	ORIX JREIT, Inc.	508,809

		12,442,528

Real Estate Development (1.6%):
2,485,087	BGP Holdings plc*(a)	—
298,000	China Overseas Land & Investment, Ltd.	773,118
577,000	China Resources Land, Ltd.	1,267,346
859,318	Country Garden Holdings Co., Ltd.	358,959
105,500	Shimao Property Holdings, Ltd.	232,278
270,391	Sino Land Co., Ltd.	397,655
13,634	ST Modwen Properties plc	90,927

		3,120,283

Real Estate Management & Development (0.1%):
197,000	China Overseas Grand Oceans Group, Ltd.	129,792

Real Estate Operating Companies (10.6%):
53,049	Atrium European Real Estate, Ltd.	299,209
18,652	Atrium Ljungberg AB, B Shares	283,459
47,508	BR Malls Participacoes SA	408,169
70,400	BR Properties SA	577,227
140,000	CaitaMalls Asia, Ltd.	199,140
50,720	Capital & Counties Properties plc	296,227
352,373	Capital & Regional plc	276,129
11,969	Castellum AB	199,014
10,679	Deutsche Annington Immobilien SE*	304,774
12,108	Deutsche Euroshop AG	551,025
32,750	Deutsche Wohnen AG	702,467
9,381	Fabege AB^	122,360
35,954	First Capital Realty, Inc.	570,879
56,176	Forest City Enterprises, Inc., Class A*	1,072,962

Continued

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Operating Companies, continued
267,000	Global Logistic Properties, Ltd.	$562,317
61,607	Grainger Trust plc	247,764
10,800	Hispania Activos Inmobiliarios SA*	155,316
488,500	Hongkong Land Holdings, Ltd.	3,159,489
53,987	Hufvudstaden AB	762,588
60,100	Hulic Co., Ltd.	821,175
390,346	Hysan Development Co., Ltd.	1,701,404
51,738	Iguatemi Empresa de Shopping Centers SA	496,511
15,649	LEG Immobilien AG	1,026,858
329,899	LXB Retail Properties plc*	687,215
257,362	Norwegian Property ASA	311,832
44,166	Prime Office AG*	176,168
12,816	PSP Swiss Property AG	1,205,731
174,163	Quintain Estates & Development plc*	299,121
80,501	Sponda Oyj	382,012
290,850	Swire Properties, Ltd.	831,422
4,766	Swiss Prime Site AG	405,511
36,202	Unite Group plc	262,166

		19,357,641

Residential REITs (9.9%):
47	Advance Residence Investment	100,063
41,535	AvalonBay Communities, Inc.	5,454,376
13,667	Boardwalk REIT	749,812
12,770	BRE Properties, Inc.	801,701
33,738	Camden Property Trust	2,271,917
3,811	Canadian Apartment Properties REIT	73,510
24,234	Equity Lifestyle Properties, Inc.	985,112
118,058	Equity Residential Property Trust	6,846,183
2,565	Essex Property Trust, Inc.	436,178
7,660	Mid-America Apartment Communities, Inc.	522,948

		18,241,800

Retail REITs (25.3%):
14,324	Acadia Realty Trust	377,867
393	Altarea SCA	71,378
7,486	Calloway REIT	174,468
402,000	CapitaMall Trust	603,904
147,868	CFS Retail Property Trust	259,197
12,513	Corio NV	572,205
7,350	DDR Corp.	121,128
11,713	Eurocommercial Properties NV	514,560
7,907	Federal Realty Investment Trust	907,091
337,171	Federation Centres	737,984
161,791	General Growth Properties, Inc.	3,559,402
170,483	Hammerson plc	1,575,989
327	Japan Retail Fund Investment Corp.	643,405
12,613	Klepierre	564,803
133,468	Liberty International plc	628,292
496,215	Link REIT (The)	2,442,026
49,102	Macerich Co. (The)	3,060,528
12,125	Mercialys SA	253,842
36,090	National Retail Properties, Inc.^	1,238,609
2,160	Realty Income Corp.^	88,258
61,883	Regency Centers Corp.	3,159,746
75,796	RioCan REIT	1,826,153
72,040	Simon Property Group, Inc.	11,814,559

Shares		Fair Value
Common Stocks, continued
Retail REITs, continued
581,000	SPH REIT	$453,128
21,841	Tanger Factory Outlet Centers, Inc.	764,435
13,065	Taubman Centers, Inc.	924,871
14,179	Unibail-Rodamco SE	3,686,361
1,665	Vastned Retail NV	82,040
384,212	Westfield Group	3,653,077
543,449	Westfield Retail Trust	1,501,872

		46,261,178

Specialized REITs (2.8%):
26,287	Public Storage, Inc.	4,429,097
121,657	Safestore Holdings, Ltd.	480,544
3,070	Sovran Self Storage, Inc.	225,492

		5,135,133

Total Common Stocks (Cost $133,004,653)		182,793,397

Rights (0.1%):
Diversified Real Estate Activities (0.1%):
412,532	New World Development Co., Ltd.*	85,099

Retail REITs (0.0%):
38,133	Intu Properties plc*	60,385

Total Rights (Cost $–)		145,484

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (0.6%):
$ 1,060,203	Allianz Variable Insurance Products Securities Lending Collateral Trust (b)	1,060,203

Total Securities Held as Collateral for Securities on Loan (Cost $1,060,203)		1,060,203

Unaffiliated Investment Company (0.5%):
891,499	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (c)	891,499

Total Unaffiliated Investment Company (Cost $891,499)		891,499

Total Investment Securities (Cost $134,956,355)(d) - 100.2%		184,890,583
Net other assets (liabilities) - (0.2%)		(426,834)

Net Assets - 100.0%		$184,463,749

Percentages indicated are based on net assets as of March 31, 2014.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014, was $1,040,354.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2014. The total of all such securities represent 0.00% of the net assets of the fund.

Continued

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2014.
(c)	The rate represents the effective yield at March 31, 2014.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2014:

Country	Percentage
Australia	6.2%
Belgium	0.1%
Belize	0.3%
Bermuda	1.7%
Brazil	0.5%
Canada	2.3%
China	0.3%
Finland	0.2%
France	3.3%
Germany	1.6%
Hong Kong	10.9%
Italy	0.2%
Japan	14.0%
Jersey	0.2%
Netherlands	0.8%
Norway	0.2%
Singapore	2.5%
Spain	0.1%
Sweden	0.7%
Switzerland	0.9%
United Kingdom	6.2%
United States	46.8%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL Morgan Stanley Mid Cap Growth Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (94.7%):
Aerospace & Defense (2.5%):
71,057	TransDigm Group, Inc.	$13,159,756

Auto Components (2.8%):
68,711	Tesla Motors, Inc. *^	14,322,808

Beverages (1.1%):
81,512	Monster Beverage Corp. *	5,661,008

Biotechnology (1.2%):
19,046	Alnylam Pharmaceuticals, Inc. *	1,278,748
2,136	Intercept Pharmaceuticals, Inc. *	704,431
226,756	Ironwood Pharmaceuticals, Inc. *	2,793,635
28,596	Seattle Genetics, Inc. *	1,302,834

		6,079,648

Commercial Services & Supplies (3.5%):
425,955	Edenred	13,375,673
39,291	Stericycle, Inc. *	4,464,243

		17,839,916

Communications Equipment (3.4%):
230,744	Motorola Solutions, Inc.	14,834,532
39,148	Palo Alto Networks, Inc. *	2,685,553

		17,520,085

Construction Materials (1.1%):
46,113	Martin Marietta Materials, Inc.	5,918,604

Diversified Financial Services (2.4%):
284,811	MSCI, Inc., Class A *	12,252,569

Electrical Equipment (0.4%):
32,720	Solarcity Corp. *^	2,048,926

Food Products (5.9%):
60,733	Keurig Green Mountain, Inc.	6,412,797
141,901	McCormick & Co.	10,179,978
169,897	Mead Johnson Nutrition Co.	14,125,237

		30,718,012

Health Care Equipment & Supplies (3.2%):
38,193	Intuitive Surgical, Inc. *	16,728,152

Health Care Technology (3.3%):
107,849	athenahealth, Inc. *^	17,281,724

Hotels, Restaurants & Leisure (4.5%):
245,254	Dunkin’ Brands Group, Inc.	12,306,846
62,501	Panera Bread Co., Class A *	11,029,551

		23,336,397

Insurance (4.0%):
176,630	Arch Capital Group, Ltd. *	10,163,290
428,629	Progressive Corp. (The)	10,381,394

		20,544,684

Internet & Catalog Retail (3.6%):
25,208	Asos plc *	2,181,771
1,029,383	Groupon, Inc. *^	8,070,363
51,168	TripAdvisor, Inc. *	4,635,309
73,444	zulily, Inc., Class A *^	3,686,154

		18,573,597

Internet Software & Services (11.2%):
227,283	Akamai Technologies, Inc. *	13,230,143
67,072	LinkedIn Corp., Class A *	12,404,296
31,723	MercadoLibre, Inc. ^	3,017,175
99,232	Qihoo 360 Technology Co., Ltd., ADR *^	9,881,523
162,069	Twitter, Inc. *^	7,563,760
185,815	Yandex NV, Class A *	5,609,755

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
226,179	Youku.com, Inc., ADR *^	$6,342,059

		58,048,711

IT Services (4.8%):
99,033	FleetCor Technologies, Inc. *	11,398,698
190,364	Gartner, Inc. *	13,218,876

		24,617,574

Life Sciences Tools & Services (6.2%):
216,401	Illumina, Inc. *	32,170,173

Machinery (1.1%):
82,464	Colfax Corp. *	5,882,157

Media (1.3%):
270,583	Aimia, Inc.	4,345,289
80,769	Pandora Media, Inc. *	2,448,916

		6,794,205

Multiline Retail (2.0%):
200,234	Dollar Tree, Inc. *	10,448,210

Oil, Gas & Consumable Fuels (0.9%):
57,732	Range Resources Corp.	4,790,024

Pharmaceuticals (2.6%):
50	Endo Health Solutions, Inc. *	3,433
182,349	Endo International plc *	12,518,259
9,331	Pharmacyclics, Inc. *	935,152

		13,456,844

Professional Services (7.6%):
98,878	IHS, Inc., Class A *	12,013,677
229,435	Intertek Group plc	11,772,759
393,406	Qualicorp SA *	3,957,472
185,161	Verisk Analytics, Inc., Class A *	11,102,254

		38,846,162

Software (9.6%):
169,666	FireEye, Inc. *^	10,446,336
43,535	NetSuite, Inc. *	4,128,424
91,057	ServiceNow, Inc. *	5,456,135
237,959	Solera Holdings, Inc.	15,072,324
75,000	Splunk, Inc. *	5,361,750
13,454	Tableau Software, Inc., Class A *	1,023,580
59,317	Workday, Inc., Class A *	5,423,353
670,076	Zynga, Inc. *	2,881,327

		49,793,229

Technology Hardware, Storage & Peripherals (1.1%):
56,925	3D Systems Corp. *^	3,367,114
19,008	Stratasys, Ltd. *	2,016,559

		5,383,673

Textiles, Apparel & Luxury Goods (3.4%):
156,533	Carter’s, Inc.	12,154,787
302,538	Moncler SpA *	5,177,771

		17,332,558

Total Common Stocks (Cost $352,256,272)		489,549,406

Private Placements (1.5%):
Internet & Catalog Retail (0.2%):
37,815	Flipkart, Preferred (a)(b)	895,837
33,446	Peixe Urbano, Inc. *(a)(b)	40,470

		936,307

Internet Software & Services (1.3%):
245,606	Dropbox, Inc. *(a)(b)	4,691,075
67,672	Palantir Technologies, Inc., Series H-1 Preferred (b)	414,829

Continued

AZL Morgan Stanley Mid Cap Growth Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Private Placements, continued
Internet Software & Services, continued
67,672	Palantir Technologies, Inc., Series H Preferred (b)	$414,829
229,712	Palantir Technologies, Inc., Series G *(a)(b)	1,408,135

		6,928,868

Transportation Infrastructure (0.0%):
818,433	Better Place LLC, Preferred (a)(b)	–

Total Private Placements (Cost $7,415,384)		7,865,175

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (6.8%):
$ 35,175,725	Allianz Variable Insurance Products Securities Lending Collateral Trust (c)	35,175,725

Total Securities Held as Collateral for Securities on Loan (Cost $35,175,725)		35,175,725

Unaffiliated Investment Company (3.9%):
20,312,814	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	20,312,814

Total Unaffiliated Investment Company (Cost $20,312,814)		20,312,814

Total Investment Securities (Cost $415,160,195)(e) - 106.9%		552,903,120
Net other assets (liabilities) - (6.9)%		(35,821,570)

Net Assets - 100.0%		$517,081,550

Percentages indicated are based on net assets as of March 31, 2014.

ADR         -         American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014, was $34,060,332.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2014, these securities represent 1.36% of the net assets of the fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2014. The total of all such securities represent 1.50% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2014.
(d)	The rate represents the effective yield at March 31, 2014.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2014:

Country	Percentage
Argentina	0.5%
Bermuda	1.8%
Brazil	0.7%
Canada	0.8%
Cayman Islands	2.9%
France	2.4%
Ireland (Republic of)	2.3%
Israel	0.4%
Italy	0.9%
Netherlands	1.0%
United Kingdom	2.5%
United States	83.8%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL NFJ International Value Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (94.6%):
Aerospace & Defense (2.1%):
115,850	BAE Systems plc, ADR	$3,247,276

Auto Components (1.3%):
20,900	Magna International, Inc.	2,012,879

Automobiles (3.0%):
470,900	Isuzu Motors, Ltd.	2,725,830
53,100	Tata Motors, Ltd., ADR	1,880,271

		4,606,101

Banks (17.0%):
97,900	Australia & New Zealand Banking Group, Ltd., ADR	2,990,845
205,870	Banco Bradesco SA, ADR	2,814,243
477,500	Barclays plc	1,862,257
918,600	BOC Hong Kong Holdings, Ltd.	2,622,635
3,884,000	China Construction Bank	2,721,230
282,600	HSBC Holdings plc	2,860,917
1,473,400	Mizuho Financial Group, Inc.	2,907,520
131,800	Sberbank of Russia, ADR	1,287,686
59,000	Toronto-Dominion Bank (The)	2,770,050
81,900	United Overseas Bank, Ltd., ADR	2,831,283

		25,668,666

Beverages (2.9%):
29,400	Carlsberg A/S, Class B	2,930,141
11,900	Diageo plc, ADR	1,482,621

		4,412,762

Chemicals (2.6%):
136,500	Israel Chemicals, Ltd.	1,193,613
114,900	Nitto Denko Corp., ADR ^	2,753,004

		3,946,617

Commercial Services & Supplies (0.9%):
198,900	Serco Group plc	1,395,639

Construction Materials (0.3%):
98,000	Anhui Conch Cement Co., Ltd.	420,564

Diversified Financial Services (1.1%):
20,100	Deutsche Boerse AG	1,599,358

Diversified Telecommunication Services (2.2%):
134,000	Orange SA, ADR	1,968,460
63,900	Telenor ASA	1,416,729

		3,385,189

Electric Utilities (1.5%):
168,700	Companhia Paranaense de Energia, ADR ^	2,211,657

Electronic Equipment, Instruments & Components (2.1%):
424,800	Hitachi, Ltd.	3,129,741

Energy Equipment & Services (0.8%):
24,300	Ensco plc, Class A, ADR	1,282,554

Food & Staples Retailing (1.6%):
504,200	Tesco plc	2,484,540

Food Products (1.8%):
6,225,500	Golden Agri-Resources, Ltd.	2,851,359

Household Products (1.1%):
59,200	Svenska Cellulosa AB, ADR ^	1,746,400

Industrial Conglomerates (3.1%):
60,260	Koc Holding AS, ADR	1,257,626
26,400	Siemens AG, Registered Shares	3,552,485

		4,810,111

Shares		Fair Value
Common Stocks, continued
Insurance (8.5%):
68,500	Axis Capital Holdings, Ltd.	$3,140,725
175,500	Manulife Financial Corp.	3,388,905
17,100	RenaissanceRe Holdings, Ltd.	1,668,960
151,700	Zurich Insurance Group AG, ADR	4,663,258

		12,861,848

IT Services (1.3%):
26,200	Cap Gemini SA	1,986,259

Leisure Products (0.9%):
59,300	Sega Sammy Holdings, Inc.	1,325,669

Machinery (0.9%):
65,300	Komatsu, Ltd.	1,350,629

Metals & Mining (4.7%):
52,500	Rio Tinto plc, Registered Shares, ADR ^	2,931,075
166,000	Vale SA, ADR ^	2,295,780
217,700	Yamana Gold, Inc. ^	1,911,406

		7,138,261

Multiline Retail (1.1%):
107,750	Marks & Spencer Group plc, ADR	1,623,038

Multi-Utilities (1.9%):
536,700	Centrica plc	2,955,070

Oil, Gas & Consumable Fuels (11.9%):
3,542,695	China Petroleum & Chemical Corp. (Sinopec), H Shares	3,164,575
48,000	LUKOIL, ADR	2,684,400
58,900	Royal Dutch Shell plc, ADR	4,303,234
85,400	Sasol, Ltd., ADR	4,772,152
110,900	Statoil ASA, ADR	3,129,598

		18,053,959

Pharmaceuticals (7.8%):
78,000	AstraZeneca plc, ADR	5,060,641
29,900	Sanofi-Aventis SA	3,124,223
65,600	Teva Pharmaceutical Industries, Ltd., ADR	3,466,304

		11,651,168

Semiconductors & Semiconductor Equipment (1.2%):
94,500	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,891,890

Software (1.1%):
60,269	Sage Group plc (The), ADR	1,684,519

Tobacco (1.9%):
72,100	Imperial Tobacco Group plc	2,915,282

Trading Companies & Distributors (1.7%):
9,300	Mitsui & Co., Ltd., ADR	2,623,251

Water Utilities (1.8%):
302,200	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR ^	2,798,372

Wireless Telecommunication Services (2.5%):
282,800	China Mobile, Ltd.	2,569,697
71,600	Mobile TeleSystems, ADR	1,252,284

		3,821,981

Total Common Stocks (Cost $124,407,056)		143,892,609

Continued

AZL NFJ International Value Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Preferred Stock (2.3%):
Automobiles (2.3%):
13,200	Volkswagen AG, Preferred Shares	$3,419,695

Total Preferred Stock (Cost $2,672,580)		3,419,695

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (5.3%):
$ 8,008,945	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	8,008,945

Total Securities Held as Collateral for Securities on Loan (Cost $8,008,945)		8,008,945

Unaffiliated Investment Company (2.8%):
4,194,958	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	4,194,958

Total Unaffiliated Investment Company (Cost $4,194,958)		4,194,958

Total Investment Securities (Cost $139,283,539)(c) - 105.0%		159,516,207
Net other assets (liabilities) - (5.0)%		(7,574,014)

Net Assets - 100.0%		$151,942,193

Percentages indicated are based on net assets as of March 31, 2014.

ADR         -         American Depositary Receipt

^	This security or a partial position of this security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014, was $7,687,764.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2014.
(b)	The rate represents the effective yield at March 31, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2014:

Country	Percentage
Australia	1.9%
Bermuda	3.0%
Brazil	6.3%
Canada	6.3%
China	4.0%
Denmark	1.8%
France	4.4%
Germany	5.3%
Hong Kong	3.3%
India	1.2%
Israel	2.9%
Japan	10.5%
Norway	2.9%
Russian Federation	3.3%
Singapore	3.6%
South Africa	3.0%
Sweden	1.1%
Switzerland	2.9%
Taiwan	1.2%
Turkey	0.8%
United Kingdom	22.7%
United States	7.6%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL Oppenheimer Discovery Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (97.6%):
Aerospace & Defense (3.4%):
29,230	Curtiss-Wright Corp.	$1,857,274
62,227	HEICO Corp.	3,743,576
128,720	Hexcel Corp. *	5,604,469

		11,205,319

Banks (4.5%):
30,230	Bank of the Ozarks, Inc.	2,057,454
34,810	First Financial Holdings, Inc.	2,179,802
50,490	Home Bancshares, Inc.	1,737,866
48,230	Signature Bank *	6,057,206
7,830	Square 1 Financial, Inc., Class A *	157,383
133,410	Western Alliance BanCorp *	3,281,886

		15,471,597

Biotechnology (2.7%):
39,890	Cepheid, Inc. *	2,057,526
42,740	Cubist Pharmaceuticals, Inc. *	3,126,431
49,700	InterMune, Inc. *	1,663,459
75,270	NPS Pharmaceuticals, Inc. *	2,252,831

		9,100,247

Building Products (1.1%):
82,890	A.O. Smith Corp.	3,814,598

Capital Markets (2.7%):
48,280	Artisan Partners Asset Management, Inc.	3,101,990
52,980	Evercore Partners, Inc., Class A	2,927,145
55,820	Financial Engines, Inc.	2,834,540

		8,863,675

Chemicals (1.2%):
106,900	PolyOne Corp.	3,918,954

Commercial Services & Supplies (1.9%):
145,830	Mobile Mini, Inc.	6,323,189

Construction Materials (1.8%):
42,460	CaesarStone Sdot-Yam, Ltd.	2,308,975
39,880	Eagle Materials, Inc.	3,535,760

		5,844,735

Diversified Consumer Services (0.9%):
31,480	Grand Canyon Education, Inc. *	1,470,116
105,000	Lifelock, Inc. *	1,796,550

		3,266,666

Diversified Financial Services (0.5%):
28,600	MarketAxess Holdings, Inc.	1,693,692

Electrical Equipment (1.2%):
67,370	Generac Holdings, Inc.	3,972,809

Electronic Equipment , Instruments & Components (0.6%):
42,030	Fluidigm Corp. *	1,852,262

Electronic Equipment, Instruments & Components (1.4%):
57,350	Cognex Corp. *	1,941,871
88,430	Methode Electronics, Inc.	2,711,264

		4,653,135

Energy Equipment & Services (0.6%):
17,370	Dril-Quip, Inc. *	1,947,177

Food Products (0.8%):
155,410	Boulder Brands, Inc. *	2,738,324

Health Care Equipment & Supplies (7.0%):
19,810	Cantel Medical Corp.	667,993
40,220	Cardiovascular Systems, Inc. *	1,278,594
26,300	Cyberonics, Inc. *	1,716,075

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
115,108	Dexcom, Inc. *	$4,760,867
92,400	Globus Medical, Inc., Class A *	2,456,916
110,160	Insulet Corp. *	5,223,786
108,790	Spectranetics Corp. (The) *	3,297,425
53,290	West Pharmaceutical Services, Inc.	2,347,425
89,840	Zeltiq Aesthetics, Inc. *	1,761,762

		23,510,843

Health Care Providers & Services (5.2%):
85,700	Acadia Healthcare Co., Inc. *	3,866,784
44,470	Centene Corp. *	2,768,258
100,450	ExamWorks Group, Inc. *	3,516,755
20,820	MWI Veterinary Supply, Inc. *	3,240,008
81,220	Team Health Holdings, Inc. *	3,634,594

		17,026,399

Health Care Technology (1.1%):
55,880	HealthStream, Inc. *	1,491,996
38,430	Medidata Solutions, Inc. *	2,088,286

		3,580,282

Hotels, Restaurants & Leisure (4.9%):
37,000	Buffalo Wild Wings, Inc. *	5,509,300
60,730	Chuy’s Holdings, Inc. *	2,619,892
78,120	Fiesta Restaurant Group, Inc. *	3,561,491
39,830	Multimedia Games, Inc. *	1,156,663
48,750	Red Robin Gourmet Burgers *	3,494,400

		16,341,746

Household Durables (0.7%):
83,310	La-Z-Boy, Inc.	2,257,701

Internet & Catalog Retail (0.8%):
12,580	Coupons.com, Inc. *^	310,097
44,490	RetailMeNot, Inc. *	1,423,680
17,350	zulily, Inc., Class A *^	870,797

		2,604,574

Internet Software & Services (8.0%):
16,320	Benefitfocus, Inc. *^	766,550
77,470	Channeladvisor Corp. *	2,923,718
120,490	Cornerstone OnDemand, Inc. *	5,767,857
43,270	Demandware, Inc. *	2,771,876
16,480	Q2 Holdings, Inc. *^	255,934
53,710	Shutterstock, Inc. *^	3,899,883
39,850	Sps Commerce, Inc. *	2,448,783
144,410	Web.com Group, Inc. *	4,914,272
34,540	Yelp, Inc. *	2,657,162

		26,406,035

IT Services (1.7%):
63,220	Acxiom Corp. *	2,174,452
20,900	iGATE Corp. *	659,186
61,390	Maximus, Inc.	2,753,955

		5,587,593

Life Sciences Tools & Services (1.3%):
91,010	ICON plc *	4,327,526

Machinery (4.4%):
25,800	Middleby Corp. (The) *	6,816,618
47,170	Proto Labs, Inc. *	3,191,994
57,550	Wabtec Corp.	4,460,125

		14,468,737

Media (2.8%):
112,600	Lions Gate Entertainment Corp. ^	3,009,798
86,690	MDC Partners, Inc.	1,978,266
97,530	Pandora Media, Inc. *	2,957,110

Continued

AZL Oppenheimer Discovery Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
49,130	World Wrestling Entertainment, Inc., Class A	$1,418,874

		9,364,048

Metals & Mining (0.7%):
37,630	Carpenter Technology Corp.	2,485,085

Oil, Gas & Consumable Fuels (3.7%):
66,760	Athlon Energy, Inc. *	2,366,642
34,670	Bonanza Creek Energy, Inc. *	1,539,348
86,653	C&J Energy Services, Inc. *	2,526,801
64,230	Diamondback Energy, Inc. *	4,323,322
40,130	Oasis Petroleum, Inc. *	1,674,625

		12,430,738

Paper & Forest Products (0.9%):
103,190	KapStone Paper & Packaging Corp. *	2,976,000

Pharmaceuticals (2.0%):
126,130	Akorn, Inc. *	2,774,860
11,720	Jazz Pharmaceuticals plc *	1,625,330
34,030	Pacira Pharmaceuticals, Inc. *	2,381,760

		6,781,950

Professional Services (5.8%):
34,100	CoStar Group, Inc. *	6,367,834
46,960	Huron Consulting Group, Inc. *	2,976,325
179,700	On Assignment, Inc. *	6,934,622
6,940	Paylocity Holding Corp. *	166,907
50,640	Wageworks, Inc. *	2,841,410

		19,287,098

Road & Rail (1.0%):
33,210	Genesee & Wyoming, Inc., Class A *	3,231,997

Semiconductors & Semiconductor Equipment (1.6%):
136,160	Monolithic Power Systems, Inc. *	5,278,923

Software (14.7%):
36,400	A10 Networks, Inc. *	547,456
135,930	Aspen Technology, Inc. *	5,757,995
38,370	CommVault Systems, Inc. *	2,492,132
60,290	Envestnet, Inc. *	2,422,452
135,040	Guidewire Software, Inc. *	6,623,712
71,330	Imperva, Inc. *	3,973,081
98,050	Infoblox, Inc. *	1,966,883
58,030	Interactive Intelligence Group *	4,207,175
82,020	Proofpoint, Inc. *	3,041,302
45,390	ServiceNow, Inc. *	2,719,769
39,200	Splunk, Inc. *	2,802,408
45,290	Tableau Software, Inc., Class A *	3,445,663
37,060	Tyler Technologies, Inc. *	3,101,181
43,970	Ultimate Software Group, Inc. (The) *	6,023,890

		49,125,099

Specialty Retail (0.6%):
29,490	Lithia Motors, Inc., Class A	1,959,905

Technology Hardware, Storage & Peripherals (1.3%):
39,770	Stratasys, Ltd. *^	4,219,199

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors (2.1%):
173,590	H&E Equipment Services, Inc. *	$7,021,716

Total Common Stocks (Cost $248,034,872)		324,939,573

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (3.2%):
$ 10,501,872	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	10,501,872

Total Securities Held as Collateral for Securities on Loan (Cost $10,501,872)		10,501,872

Unaffiliated Investment Company (2.1%):
6,855,374	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	6,855,374

Total Unaffiliated Investment Company (Cost $6,855,374)		6,855,374

Total Investment Securities (Cost $265,392,118)(c) - 102.9%		342,296,819
Net other assets (liabilities) - (2.9)%		(9,803,743)

Net Assets - 100.0%		$332,493,076

Percentages indicated are based on net assets as of March 31, 2014.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014, was $10,410,318.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2014.
(b)	The rate represents the effective yield at March 31, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (3.2%):
$1,155,000	AmeriCredit Automobile Receivables Trust, Class D, Series 2012-5, 2.35%, 12/10/18	$1,172,094
900,000	AmeriCredit Automobile Receivables Trust, Class D, Series 2013-3, 3.00%, 7/8/19	919,904
1,750,000	AmeriCredit Automobile Receivables Trust, Class C, Series 2013-4, 2.72%, 9/9/19	1,789,633
1,750,000	AmeriCredit Automobile Receivables Trust, Class D, Series 2013-4, 3.31%, 10/8/19	1,805,902
50,608	CFC LLC, Class A, Series 2013-1A, 1.65%, 7/17/17(a)	50,781
4,220,000	CFC LLC, Class B, Series 2013-1A, 2.75%, 11/15/18(a)	4,256,732
133,016	Countrywide Asset-Backed Certificates, Class AF5, Series 2004-7, 5.37%, 1/25/35(b)	139,941
1,130,000	Ford Credit Floorplan Master Owner Trust, Class C, Series 2013-3, 1.29%, 6/15/17	1,135,211
1,130,000	Ford Credit Floorplan Master Owner Trust, Class D, Series 2013-3, 1.74%, 6/15/17	1,133,887

Total Asset Backed Securities (Cost $12,280,913)		12,404,085

Collateralized Mortgage Obligations (11.3%):
39,365	Banc of America Commercial Mortgage Trust, Class A4, Series 2006-3, 5.89%, 7/10/44(b)	42,573
110,000	Bank of America Commercial Mortgage Trust, Class A4, Series 2007-1, 5.45%, 1/15/49	118,531
223,768	Citigroup Mortgage Loan Trust, Inc., Class A, Series 2012-A, 2.50%, 6/25/51(a)	218,227
200,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Class A4, Series 2007-CD4, 5.32%, 12/11/49	218,882
323,868	Commercial Mortgage Trust, Class A5, Series 2004-LB4A, 4.84%, 10/15/37	326,926
320,000	Extended Stay America Trust, Class BFL, Series 2013-ESFL, 1.25%, 12/5/31(a)(b)	319,524
230,000	Extended Stay America Trust, Class CFL, Series 2013-ESFL, 1.65%, 12/5/31(a)(b)	230,665
4,716,000	GE Capital Commercial Mortgage Corp., Class A4, Series 2007-C1, 5.54%, 12/10/49	5,146,151
307,891	Granite Master Issuer plc, Class A1, Series 2006-1A, 0.23%, 12/20/54(a)(b)	304,716
3,700,000	Granite Master Issuer plc, Class M2, Series 2006-1A, 0.74%, 12/20/54(a)(b)	3,583,461

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$87,224	Granite Master Issuer plc, Class A4, Series 2006-2, 0.24%, 12/20/54(b)	$86,339
41,393	Granite Master Issuer plc, Class A3, Series 2006-3, 0.24%, 12/20/54(b)	40,938
48,036	Granite Master Issuer plc, Class A7, Series 2006-3, 0.36%, 12/20/54(b)	47,644
3,750,000	Granite Master Issuer plc, Class M2, Series 2006-3, 0.72%, 12/20/54(b)	3,628,159
1,937,621	Granite Master Issuer plc, Class A4, Series 2006-4, 0.26%, 12/20/54(b)	1,916,501
110,579	Granite Master Issuer plc, Class 2A1, Series 2007-1, 0.30%, 12/20/54(b)	109,567
1,371,000	Granite Master Issuer plc, Class 1B1, Series 2007-1, 0.30%, 12/20/54(b)	1,319,056
23,780	Granite Master Issuer plc, Class 3A1, Series 2007-2, 0.34%, 12/17/54(b)	23,579
257,000	Granite Master Issuer plc, Class 1B1, Series 2007-2, 0.32%, 12/17/54(b)	247,483
107,555	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Class A4, Series 2007-GG9, 5.82%, 7/10/38(b)	116,903
900,000	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Class A4, Series 2007-GG9, 5.44%, 3/10/39	985,985
9,100,000	GS Mortgage Securities Trust, Class XB1, Series 2013-KY0, 3.25%, 11/8/29(b)(c)	350,036
3,948,000	Hilton USA Trust, Class DFX, Series 2013-HLT, 4.41%, 11/5/30(a)	4,016,166
220,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2006-LDP7, 5.84%, 4/15/45(b)	239,695
328,926	JPMorgan Chase Commercial Mortgage Securities Corp., Class A1A, Series 2006-LDP8, 5.40%, 5/15/45	356,859
475,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2007-CB18, 5.44%, 6/12/47	521,452
5,157,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2007-LD11, 5.82%, 6/15/49(b)	5,701,553

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$3,927,165	LB-UBS Commercial Mortgage Trust, Class A3, Series 2007-C7, 5.87%, 9/15/45(b)	$4,437,135
2,030,000	Merrill Lynch Floating Trust, Class A2, Series 2008-LAQA, 0.69%, 7/9/21(a)(b)	2,019,964
1,390,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, Series 2007-6, 5.48%, 3/12/51(b)	1,530,540
478,893	Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, Series 2007-5, 5.38%, 8/12/48	518,107
1,970,000	Morgan Stanley Capital I, Class A4, Series 2007-IQ14, 5.69%, 4/15/49(b)	2,177,567
324,869	Wachovia Bank Commercial Mortgage Trust, Class A1A, Series 2006-C26, 6.01%, 6/15/45(b)	353,984
784,000	Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2007-C33, 5.95%, 7/15/17(b)	858,973
1,420,000	Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2007-C31, 5.51%, 4/15/47	1,542,562

Total Collateralized Mortgage Obligations (Cost $43,924,186)		43,656,403

Corporate Bonds (30.3%):
Airlines (0.3%):
970,400	American Airlines Pass-Through Trust, Class A, Series 2013-2, 4.95%, 1/15/23(a)	1,040,754
220,983	Continental Airlines 1998-1, Class A, Series 981, 6.65%, 9/15/17	234,242

		1,274,996

Automobiles (0.4%):
588,000	Ford Motor Co., 7.45%, 7/16/31	754,476
378,000	Hyundai Capital America, Inc., 1.45%, 2/6/17(a)	376,023
378,000	Hyundai Capital America, Inc., 2.55%, 2/6/19(a)	377,796

		1,508,295

Banks (2.7%):
113,000	Bank of America Corp., 3.88%, 3/22/17	120,531
872,000	Bank of America Corp., Series L, 2.65%, 4/1/19	874,781
250,000	Discover Bank, 7.00%, 4/15/20	294,959
263,000	Discover Bank, 4.20%, 8/8/23	269,651
184,000	HSBC USA, Inc., 2.63%, 9/24/18	188,331
250,000	Huntington National Bank (The), Series BKNT, 1.30%, 11/20/16, Callable 10/20/16 @ 100	250,838

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$400,000	Huntington National Bank (The), 2.20%, 4/1/19, Callable 3/1/19 @ 100	$393,315
2,340,000	JPMorgan Chase & Co., 2.35%, 1/28/19	2,346,175
28,000	M&I Marshall & Ilsley Bank, Series BKNT, 5.00%, 1/17/17	30,483
1,500,000	PNC Bank NA, Series BKNT, 2.20%, 1/28/19, Callable 12/29/18 @ 100	1,495,109
1,028,000	Regions Bank, Series BKNT, 7.50%, 5/15/18, MTN	1,213,235
500,000	Regions Bank, 6.45%, 6/26/37	547,293
500,000	Regions Financial Corp., 5.75%, 6/15/15	527,321
88,000	Regions Financial Corp., 2.00%, 5/15/18, Callable 4/15/18 @ 100	86,249
32,000	SunTrust Banks, Inc., Series BKNT, 3.50%, 1/20/17, Callable 12/20/16 @ 100	33,783
181,000	SunTrust Banks, Inc., 2.35%, 11/1/18, Callable 10/1/18 @ 100	181,065
1,200,000	Wachovia Bank NA, Series BKNT, 6.00%, 11/15/17	1,382,563

		10,235,682

Capital Markets (1.7%):
147,000	Affiliated Managers Group, Inc., 4.25%, 2/15/24	147,884
400,000	Goldman Sachs Group, Inc. (The), 1.75%, 9/15/17	398,787
1,000,000	Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	1,143,192
642,000	Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	654,708
750,000	Goldman Sachs Group, Inc. (The), 2.63%, 1/31/19	748,079
490,000	Morgan Stanley, Series G, 5.45%, 1/9/17, MTN	541,702
1,300,000	Morgan Stanley, Series F, 6.63%, 4/1/18, MTN	1,515,488
180,000	Morgan Stanley, 2.13%, 4/25/18	179,606
560,000	Morgan Stanley, 2.50%, 1/24/19	558,440
362,000	Morgan Stanley, 4.88%, 11/1/22	380,384
63,000	Morgan Stanley, 5.00%, 11/24/25	64,822
68,000	Retail Opportunity Investments Corp., 5.00%, 12/15/23, Callable 9/15/23 @ 100	70,516

		6,403,608

Chemicals (0.0%):
192,000	Ecolab, Inc., 1.45%, 12/8/17	189,556

Consumer Finance (1.4%):
352,000	American Express Credit Corp., 1.30%, 7/29/16	354,740
1,000,000	Ford Motor Credit Co. LLC, 2.50%, 1/15/16	1,026,798
240,000	Ford Motor Credit Co. LLC, 1.50%, 1/17/17	239,286

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$324,000	Ford Motor Credit Co. LLC, 3.00%, 6/12/17	$336,526
600,000	Ford Motor Credit Co. LLC, 2.88%, 10/1/18	611,264
902,000	Ford Motor Credit Co. LLC, 4.38%, 8/6/23^	930,639
186,000	Lazard Group LLC, 4.25%, 11/14/20	192,704
1,600,000	NiSource Finance Corp., 4.45%, 12/1/21, Callable 9/1/21 @ 100	1,671,413

		5,363,370

Diversified Financial Services (3.4%):
320,000	Bank of America Corp., Series L, 1.35%, 11/21/16	320,494
3,677,000	Bank of America Corp., 2.60%, 1/15/19	3,691,506
550,000	Bank of America Corp., 5.70%, 1/24/22	631,029
270,000	Bank of America NA, Series BKNT, 5.30%, 3/15/17	297,120
2,568,000	Citigroup, Inc., 1.25%, 1/15/16	2,577,037
500,000	Citigroup, Inc., 1.70%, 7/25/16	505,678
570,000	Citigroup, Inc., 1.30%, 11/15/16	569,705
142,000	Citigroup, Inc., 5.50%, 9/13/25	151,258
228,000	Daimler Finance NA LLC, 1.45%, 8/1/16(a)	230,143
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,071,018
300,000	Ford Motor Credit Co. LLC, 2.38%, 3/12/19	297,692
1,600,000	General Electric Capital Corp., Series G, 2.30%, 1/14/19, MTN	1,614,349
112,000	Hyundai Capital America, Inc., 1.63%, 10/2/15(a)	113,021
91,000	Hyundai Capital America, Inc., 1.88%, 8/9/16(a)	92,028
124,000	Hyundai Capital America, Inc., 2.13%, 10/2/17(a)	124,902
161,000	Hyundai Capital America, Inc., 2.88%, 8/9/18(a)	164,061
444,000	JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/1/17	505,768
161,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100	160,358

		13,117,167

Diversified Telecommunication Services (3.5%):
820,000	CenturyLink, Inc., Series N, 6.00%, 4/1/17	907,125
28,000	CenturyLink, Inc., Series R, 5.15%, 6/15/17	30,030
62,000	CenturyLink, Inc., Series Q, 6.15%, 9/15/19	67,038
4,818,000	Verizon Communications, Inc., 2.50%, 9/15/16	4,988,893
1,708,000	Verizon Communications, Inc., 3.65%, 9/14/18	1,818,221
1,400,000	Verizon Communications, Inc., 2.45%, 11/1/22, Callable 8/1/22 @ 100	1,275,806
346,000	Verizon Communications, Inc., 6.40%, 9/15/33	410,787

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$500,000	Verizon Communications, Inc., 6.25%, 4/1/37	$581,366
2,973,000	Verizon Communications, Inc., 6.55%, 9/15/43	3,617,948

		13,697,214

Electric Utilities (1.8%):
146,000	American Electric Power Co., Inc., 1.65%, 12/15/17, Callable 11/15/17 @ 100	145,069
138,000	American Electric Power Co., Inc., Series F, 2.95%, 12/15/22, Callable 9/15/22 @ 100	131,601
302,000	FirstEnergy Corp., Series A, 2.75%, 3/15/18, Callable 2/15/18 @ 100	301,083
1,038,000	FirstEnergy Corp., Series B, 4.25%, 3/15/23, Callable 12/15/22 @ 100	1,006,797
2,100,000	FirstEnergy Corp., Series C, 7.38%, 11/15/31	2,412,178
340,000	Indiana Michigan Power Co., Series J, 3.20%, 3/15/23, Callable 12/15/22 @ 100	330,319
133,000	Monongahela Power Co., 4.10%, 4/15/24, Callable 1/15/24 @ 100(a)	136,030
91,000	Northeast Utilities, 1.45%, 5/1/18, Callable 4/1/18 @ 100	88,312
411,000	Northeast Utilities, 2.80%, 5/1/23, Callable 2/1/23 @ 100	383,465
117,000	NV Energy, Inc., 6.25%, 11/15/20	136,592
600,000	Progress Energy, Inc., 4.40%, 1/15/21, Callable 10/15/20 @ 100	642,643
49,000	Puget Energy, Inc., 6.00%, 9/1/21	56,456
1,000,000	West Penn Power Co., 5.95%, 12/15/17(a)	1,137,141

		6,907,686

Food & Staples Retailing (0.2%):
286,000	CVS Caremark Corp., 2.25%, 12/5/18, Callable 11/5/18 @ 100	286,228
370,000	Kroger Co. (The), 3.30%, 1/15/21, Callable 12/15/20 @ 100	369,659

		655,887

Food Products (0.2%):
130,000	ConAgra Foods, Inc., 1.90%, 1/25/18	128,902
151,000	ConAgra Foods, Inc., 3.20%, 1/25/23, Callable 10/25/22 @ 100	144,216
216,000	Wm. Wrigley Jr Co., 1.40%, 10/21/16(a)	216,918
309,000	Wm. Wrigley Jr Co., 2.00%, 10/20/17(a)	309,750

		799,786

Health Care Providers & Services (1.0%):
177,000	Aetna, Inc., 2.75%, 11/15/22, Callable 8/15/15 @ 100	166,256

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$500,000	Express Scripts Holding Co., 4.75%, 11/15/21	$543,391
1,600,000	Express Scripts Holding Co., 3.90%, 2/15/22	1,637,604
1,108,000	Fifth Third Bank, Series BNKT, 1.15%, 11/18/16, Callable 10/18/16 @ 100	1,110,681
300,000	McKesson Corp., 2.28%, 3/15/19	297,530

		3,755,462

Independent Power and Renewable Electricity Producers (0.4%):
1,196,000	Dominion Resources, Inc., Series 06-B, 2.53%, 9/30/66, Callable 5/7/14 @ 100(b)	1,105,100
404,000	MidAmerican Energy Holdings Co., 2.00%, 11/15/18, Callable 10/15/18 @ 100(a)	398,165
198,000	PPL Capital Funding, Inc., 3.40%, 6/1/23, Callable 3/1/23 @ 100	191,550

		1,694,815

Industrial Conglomerates (0.4%):
1,200,000	General Electric Capitial Corp., Series A, 5.63%, 9/15/17	1,361,530

Insurance (2.6%):
307,000	American International Group, Inc., Series G, 5.60%, 10/18/16, MTN	339,897
1,565,000	American International Group, Inc., 3.80%, 3/22/17	1,674,393
103,000	American International Group, Inc., 4.88%, 6/1/22	112,787
600,000	Aon plc, 5.00%, 9/30/20	665,395
1,100,000	Five Corners Funding Trust, 4.42%, 11/15/23(a)	1,123,083
59,000	Hartford Financial Services Group, Inc. (The), 5.13%, 4/15/22	65,644
700,000	Liberty Mutual Group, Inc., 5.00%, 6/1/21(a)	753,361
180,000	Liberty Mutual Group, Inc., 4.25%, 6/15/23(a)	182,672
978,000	Marsh & McLennan Cos., Inc., 4.80%, 7/15/21, Callable 4/15/21 @ 100	1,069,121
291,000	MetLife Global Funding, Inc., 1.88%, 6/22/18(a)	289,817
300,000	Northwestern Mutual Life Insurance Co. (The), 6.06%, 3/30/40(a)	360,680
1,077,000	Pacific Life Corp., 6.00%, 2/10/20(a)	1,228,627
500,000	Pacific Life Corp., 9.25%, 6/15/39(a)	732,568
436,000	Pacific Life Corp., 5.13%, 1/30/43(a)	430,723
50,000	Prudential Financial, Inc., 2.30%, 8/15/18	50,100
65,000	Symetra FINL Corp., 6.13%, 4/1/16(a)	69,125
854,000	Unum Group, 5.75%, 8/15/42	949,638

		10,097,631

Principal Amount		Fair Value
Corporate Bonds, continued
Life Sciences Tools & Services (0.1%):
$104,000	Thermo Fisher Scientific, Inc., 1.30%, 2/1/17	$103,371
66,000	Thermo Fisher Scientific, Inc., 2.40%, 2/1/19	65,724
101,000	Thermo Fisher Scientific, Inc., 4.15%, 2/1/24, Callable 11/1/23 @ 100	103,912

		273,007

Media (1.6%):
1,400,000	Comcast Corp., 6.95%, 8/15/37	1,818,544
134,000	COX Communications, Inc., 3.25%, 12/15/22(a)	125,877
395,000	News America, Inc., 7.75%, 12/1/45	547,687
101,000	Time Warner Cable, Inc., 5.85%, 5/1/17	113,551
716,000	Time Warner Cable, Inc., 8.25%, 4/1/19	892,105
623,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/1/21 @ 100^	646,282
153,000	Time Warner Cable, Inc., 5.88%, 11/15/40, Callable 5/15/40 @ 100	165,785
163,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	169,945
1,826,000	Time Warner Cable, Inc., 4.50%, 9/15/42, Callable 3/15/42 @ 100	1,676,224
46,000	Viacom, Inc., 2.50%, 9/1/18	46,516

		6,202,516

Multi-Utilities (0.2%):
305,000	FirstEnergy Solutions Co., 6.05%, 8/15/21	333,058
48,000	NiSource Finance Corp., 6.40%, 3/15/18	55,367
56,000	PG&E Corp., 2.40%, 3/1/19, Callable 2/1/19 @ 100	55,636
500,000	Sempra Energy, 2.88%, 10/1/22, Callable 7/1/22 @ 100	473,516

		917,577

Oil, Gas & Consumable Fuels (2.2%):
1,900,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	2,175,148
272,000	Anadarko Petroleum Corp., 6.45%, 9/15/36	321,720
166,000	DCP Midstream Operating LLC, 2.50%, 12/1/17, Callable 11/1/17 @ 100	168,744
37,000	DCP Midstream Operating LLC, 2.70%, 4/1/19, Callable 3/1/19 @ 100	36,911
1,300,000	DCP Midstream Operating LLC, 4.75%, 9/30/21(a)	1,336,758
106,000	DCP Midstream Operating LLC, 3.88%, 3/15/23, Callable 12/15/22 @ 100	103,571
1,000,000	El Paso Pipeline Partners LP, 5.00%, 10/1/21, Callable 7/1/21 @ 100	1,058,893
157,000	Kinder Morgan Energy Partners LP, 2.65%, 2/1/19	156,774

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$600,000	Marathon Petroleum Corp., 5.13%, 3/1/21	$667,108
1,300,000	Phillips 66, 4.30%, 4/1/22	1,374,357
600,000	Western Gas Partners LP, 5.38%, 6/1/21, Callable 3/1/21 @ 100	657,842
285,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	286,264

		8,344,090

Pharmaceuticals (0.2%):
355,000	AbbVie, Inc., 1.75%, 11/6/17	356,122
121,000	Mylan, Inc., 1.35%, 11/29/16	121,220
117,000	Watson Pharmaceuticals, Inc., 1.88%, 10/1/17	116,474
57,000	Zoetis, Inc., 1.88%, 2/1/18	56,610
138,000	Zoetis, Inc., 3.25%, 2/1/23, Callable 11/1/22 @ 100	133,108

		783,534

Real Estate Investment Trusts (REITs) (3.4%):
102,000	American Campus Communities, Inc., 3.75%, 4/15/23, Callable 1/15/23 @ 100	97,288
161,000	AvalonBay Communities, Inc., 3.63%, 10/1/20, Callable 7/1/20 @ 100	165,571
1,000,000	BioMed Realty LP, 3.85%, 4/15/16, Callable 3/15/16 @ 100	1,052,035
500,000	BioMed Realty LP, 4.25%, 7/15/22, Callable 4/15/22 @ 100	495,689
305,000	Boston Properties LP, 3.85%, 2/1/23, Callable 11/1/22 @ 100	307,565
44,000	Brandywine Operating Partners LP, 7.50%, 5/15/15	47,116
151,000	Brandywine Operating Partners LP, 6.00%, 4/1/16	164,240
196,000	Brandywine Operating Partners LP, 4.95%, 4/15/18, Callable 3/15/18 @ 100	211,797
357,000	Brandywine Operating Partners LP, 3.95%, 2/15/23, Callable 11/15/22 @ 100	350,581
62,000	BRE Properties, Inc., 5.50%, 3/15/17	68,677
134,000	Camden Property Trust, 2.95%, 12/15/22	126,058
307,000	Camden Property Trust, 4.25%, 1/15/24	313,883
70,000	CommonWealth REIT, 5.88%, 9/15/20, Callable 3/15/20 @ 100	73,648
107,000	DDR Corp., 9.63%, 3/15/16	123,937
1,114,000	DDR Corp., 4.63%, 7/15/22, Callable 4/15/22 @ 100	1,167,317
700,000	Duke Realty Corp., 4.38%, 6/15/22, Callable 3/15/22 @ 100	712,730
256,000	Duke Realty Corp., 3.88%, 10/15/22, Callable 7/15/22 @ 100	250,003

Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Investment Trusts (REITs), continued
$183,000	Duke Realty Corp., 3.63%, 4/15/23, Callable 1/15/23 @ 100	$173,905
500,000	Equity One, Inc., 3.75%, 11/15/22, Callable 8/15/22 @ 100	481,598
500,000	HCP, Inc., 3.15%, 8/1/22, Callable 5/1/22 @ 100	478,197
255,000	HCP, Inc., 4.25%, 11/15/23, Callable 8/15/23 @ 100	260,652
48,000	Health Care REIT, Inc., 4.70%, 9/15/17	52,452
143,000	Health Care REIT, Inc., 2.25%, 3/15/18	143,422
500,000	Health Care REIT, Inc., 4.13%, 4/1/19, Callable 1/1/19 @ 100	529,741
1,000,000	Liberty Property LP, 4.13%, 6/15/22, Callable 3/15/22 @ 100	1,014,259
184,000	Liberty Property LP, 3.38%, 6/15/23, Callable 3/15/23 @ 100	173,659
250,000	Mack-Cali Realty LP, 2.50%, 12/15/17	251,042
500,000	Mack-Cali Realty LP, 4.50%, 4/18/22, Callable 1/18/22 @ 100	500,834
401,000	Mack-Cali Realty LP, 3.15%, 5/15/23, Callable 2/15/23 @ 100	356,031
1,573,000	Mid-America Apartment LP, 4.30%, 10/15/23, Callable 7/15/23 @ 100	1,586,909
126,000	Omega Healthcare Investors, Inc., 4.95%, 4/1/24(a)	123,326
70,000	Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	66,405
80,000	PPF Funding, Inc., 5.70%, 4/15/17(a)	86,220
116,000	Reckson Operating Partnership LP, 6.00%, 3/31/16	125,836
425,000	Regency Centers LP, 5.25%, 8/1/15	448,352
356,000	Simon Property Group LP, 2.20%, 2/1/19, Callable 11/1/18 @ 100	354,997
63,000	Ventas Realty LP/Capital Corp., 1.55%, 9/26/16	63,553
225,000	Ventas Realty LP/Capital Corp., 2.00%, 2/15/18, Callable 1/15/18 @ 100	224,486
111,000	Ventas Realty LP/Capital Corp., 4.00%, 4/30/19, Callable 1/30/19 @ 100	117,635
67,000	Weingarten Realty Investors, 3.38%, 10/15/22, Callable 7/15/22 @ 100	63,280

		13,404,926

Road & Rail (0.6%):
383,000	Burlington Northern Santa Fe LLC, 3.75%, 4/1/24, Callable 1/1/24 @ 100	384,106

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Road & Rail, continued
$1,000,000	Burlington Northern Santa Fe LLC, 4.40%, 3/15/42, Callable 9/15/41 @ 100	$948,199
500,000	Burlington Northern Santa Fe LLC, 5.15%, 9/1/43, Callable 3/1/43 @ 100	529,938
369,000	Norfolk Southern Corp., 3.85%, 1/15/24, Callable 10/15/23 @ 100	374,740

		2,236,983

Technology Hardware, Storage & Peripherals (0.3%):
500,000	Xerox Corp., 1.06%, 5/16/14(b)	500,398
300,000	Xerox Corp., 4.25%, 2/15/15	309,104
354,000	Xerox Corp., 2.95%, 3/15/17	368,039

		1,177,541

Thrifts & Mortgage Finance (0.1%):
258,000	Capital One Bank USA NA, Series BKNT, 1.15%, 11/21/16, Callable 10/21/16 @ 100	257,993

Tobacco (0.8%):
1,100,000	Altria Group, Inc., 2.85%, 8/9/22	1,032,242
212,000	Altria Group, Inc., 4.00%, 1/31/24	212,402
364,000	Altria Group, Inc., 5.38%, 1/31/44	380,523
475,000	Philip Morris International, Inc., 1.88%, 1/15/19	468,832
186,000	Reynolds American, Inc., 3.25%, 11/1/22	174,989
600,000	Reynolds American, Inc., 7.25%, 6/15/37	743,374

		3,012,362

Wireless Telecommunication Services (0.8%):
500,000	AT&T, Inc., 2.38%, 11/27/18^	502,485
400,000	AT&T, Inc., 2.30%, 3/11/19	397,932
233,000	Embarq Corp., 7.08%, 6/1/16	259,596
1,890,000	Embarq Corp., 8.00%, 6/1/36	1,972,012

		3,132,025

Total Corporate Bonds (Cost $116,276,262)		116,805,239

Yankee Dollars (8.2%):
Automobiles (0.3%):
1,098,000	Volkswagen International Finance NV, 1.13%, 11/18/16(a)	1,097,854

Banks (2.0%):
365,000	Banco Nacional de Desenvolvimento Economico, 3.38%, 9/26/16(a)	371,844
334,000	Banco Nacional de Desenvolvimento Economico, 5.75%, 9/26/23^(a)	349,030
200,000	Barclays Bank plc, 2.50%, 2/20/19	200,349
42,000	Credit Suisse, NY, 6.00%, 2/15/18	48,083
205,000	HSBC Holdings plc, 4.25%, 3/14/24	205,252
200,000	HSBC Holdings plc, 5.25%, 3/14/44	202,231

Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$1,161,000	Intesa Sanpaolo SpA, 3.13%, 1/15/16	$1,188,643
700,000	Intesa Sanpaolo SpA, 2.38%, 1/13/17	702,353
2,550,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	2,670,557
452,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	469,185
498,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	509,929
1,000,000	Sumitomo Mitsui Banking Corp., 1.30%, 1/10/17	1,000,000
460,000	Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19	464,223

		8,381,679

Beverages (0.1%):
179,000	Heineken NV, 1.40%, 10/1/17(a)	178,218
187,000	Heineken NV, 2.75%, 4/1/23(a)	173,589

		351,807

Containers & Packaging (0.5%):
2,000,000	Tyco Electronics Group SA, 1.60%, 2/3/15	2,019,172
75,000	Tyco Electronics Group SA, 2.38%, 12/17/18, Callable 11/17/18 @ 100	74,217

		2,093,389

Diversified Financial Services (0.3%):
900,000	BP Capital Markets plc, 4.74%, 3/11/21	998,466

Electrical Equipment (0.1%):
34,000	Ingersoll-Rand Global Holding Co., Ltd., 2.88%, 1/15/19(a)	34,524
240,000	Ingersoll-Rand Global Holding Co., Ltd., 4.25%, 6/15/23(a)	246,486
173,000	Ingersoll-Rand Global Holding Co., Ltd., 5.75%, 6/15/43(a)	193,335

		474,345

Insurance (0.1%):
200,000	Aia Group, Ltd., 2.25%, 3/11/19(a)	197,675

Metals & Mining (0.4%):
400,000	Codelco, Inc., 4.50%, 8/13/23(a)	412,577
1,000,000	Vale Overseas, Ltd., 6.25%, 1/11/16	1,085,312

		1,497,889

Oil, Gas & Consumable Fuels (3.0%):
366,000	BP Capital Markets plc, 3.81%, 2/10/24	369,273
762,000	Petrobras Global Finance BV, 3.25%, 3/17/17	764,365
1,731,000	Petrobras Global Finance BV, 3.00%, 1/15/19	1,635,897
762,000	Petrobras Global Finance BV, 4.88%, 3/17/20	763,679
234,000	Petrobras Global Finance BV, 4.38%, 5/20/23	214,115
1,000,000	Petrobras International Finance Co., 3.50%, 2/6/17	1,010,802
1,087,000	Petrobras International Finance Co., 5.75%, 1/20/20	1,134,637

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$263,000	Petrobras International Finance Co., 5.38%, 1/27/21	$265,977
450,000	Petroleos Mexicanos, 3.50%, 7/18/18	466,875
60,000	Petroleos Mexicanos, 3.13%, 1/23/19^(a)	61,440
285,000	Petroleos Mexicanos, 3.50%, 1/30/23	268,185
135,000	Petroleos Mexicanos, 4.88%, 1/18/24	139,388
284,000	Petroleos Mexicanos, 4.88%, 1/18/24(a)	293,230
696,000	Petroleos Mexicanos, 6.50%, 6/2/41	762,120
1,761,000	Petroleos Mexicanos, 5.50%, 6/27/44	1,699,364
750,000	Petroleos Mexicanos, 6.38%, 1/23/45(a)	809,062
1,000,000	Transocean, Inc., 5.05%, 12/15/16	1,087,682

		11,746,091

Pharmaceuticals (0.1%):
200,000	Perrigo Co. plc, 2.30%, 11/8/18(a)	197,829

Software (0.0%):
123,000	Thomson Reuters Corp., 1.30%, 2/23/17	122,380

Sovereign Bonds (1.2%):
730,000	Federal Republic of Brazil, 4.25%, 1/7/25	706,275
400,000	Federal Republic of Brazil, 5.63%, 1/7/41	405,200
424,000	Italy Government International Bond, 4.50%, 1/21/15	436,766
564,000	Italy Government International Bond, 3.13%, 1/26/15	575,039
419,000	Italy Government International Bond, 4.75%, 1/25/16	446,009
255,000	Italy Government International Bond, 5.38%, 6/12/17	279,490
400,000	United Mexican States, Series G, 3.50%, 1/21/21, MTN	405,000
812,000	United Mexican States, 4.00%, 10/2/23	820,120
350,000	United Mexican States, 4.75%, 3/8/44, MTN	332,500

		4,406,399

Thrifts & Mortgage Finance (0.1%):
200,000	RBS Citizens Financial Group, Inc., 4.15%, 9/28/22(a)	197,543

Total Yankee Dollars (Cost $31,599,274)		31,763,346

Municipal Bonds (5.4%):
California (1.9%):
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	13,461
15,000	California State, Build America Bonds, GO, 7.63%, 3/1/40	20,938
2,825,000	California State, Build America Bonds, GO, 7.60%, 11/1/40	3,975,594
1,600,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	2,158,080

Principal Amount		Fair Value
Municipal Bonds, continued
$475,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	$660,003
460,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	615,604

		7,443,680

Illinois (3.5%):
565,000	Illinois State, GO, 5.67%, 3/1/18	624,997
865,000	Illinois State, GO, 5.88%, 3/1/19	968,765
1,865,000	Illinois State, Build America Bonds, GO, 7.35%, 7/1/35	2,177,108
4,275,000	Illinois State, GO, 5.10%, 6/1/33	4,219,126
455,000	Illinois State, Taxable Project, GO, 1.28%, 12/1/15	456,192
420,000	Illinois State, Taxable Project, GO, 4.00%, 12/1/20	421,025
35,000	Illinois State, Taxable Project, GO, 4.96%, 3/1/16	37,391
15,000	Illinois State, Taxable Project, GO, 5.37%, 3/1/17	16,389
105,000	Chicago Illinois, Taxable Project, GO, Series B, 5.43%, 1/1/42	96,376
570,000	Chicago Illinois, Taxable Project, GO, Series B, 6.31%, 1/1/44	581,172
80,000	Chicago Illinois, GO, Series B, 5.63%, 1/1/22	84,992
395,000	Chicago Illinois, Taxable Project, GO, Series C1, 7.78%, 1/1/35	464,054
315,000	Illinois State, Build America Bonds, GO, Series 3, 6.73%, 4/1/35	350,573
10,000	Illinois State, Build America Bonds, GO, Series 3, 5.55%, 4/1/19	10,916
2,500,000	Illinois State Finance Authority Revenue, Series A, 4.55%, 10/1/18	2,546,275
250,000	Illinois State, Build America Bonds, GO, 6.63%, 2/1/35	276,100

		13,331,451

	Total Municipal Bonds (Cost $20,504,427)	20,775,131

U.S. Government Agency Mortgages (21.3%):
Federal Home Loan Mortgage Corporation (1.8%)
587,026	3.50%, 1/1/26, Callable 5/15/14 @ 100, Pool #G14312	617,125
398,395	2.50%, 4/1/28, Pool #J23234	399,018
466,456	2.50%, 6/1/28, Pool #J24504	466,720
331,191	3.50%, 6/1/42, Pool #U90448	330,317
172,984	3.50%, 9/1/42, Pool #U90206	172,528
103,522	3.50%, 4/1/43, Pool #U91319	103,249
169,131	3.50%, 5/1/43, Pool #U91441	168,685
110,113	3.50%, 5/1/43, Pool #U91367	109,822
441,843	3.50%, 6/1/43, Pool #U91609	440,677
477,834	3.50%, 6/1/43, Pool #U91669	476,572
109,949	3.50%, 7/1/43, Pool #U91708	109,659
155,451	3.50%, 7/1/43, Pool #U91694	155,040
342,790	3.50%, 7/1/43, Pool #U91654	341,886
93,773	3.50%, 7/1/43, Pool #U91781	93,525

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
$178,788	3.50%, 7/1/43, Pool #U91740	$178,316
238,143	3.50%, 7/1/43, Pool #U91712	237,514
125,551	3.50%, 8/1/43, Pool #U91759	125,219
333,781	3.50%, 8/1/43, Pool #U91752	332,899
377,337	3.50%, 8/1/43, Pool #U91812	376,340
130,170	3.50%, 8/1/43, Pool #U91858	129,826
728,548	3.50%, 8/1/43, Pool #U91853	726,622
127,233	3.50%, 8/1/43, Pool #U91871	126,896
227,289	3.50%, 8/1/43, Pool #U91813	226,688
114,225	3.50%, 8/1/43, Pool #U91779	113,923
250,238	3.50%, 9/1/43, Pool #U91991	249,576
688,030	3.50%, 9/1/43, Pool #U91987	686,211
111,555	3.50%, 9/1/43, Pool #U95147	111,259
95,876	3.50%, 9/1/43, Pool #U91910	95,622
174,994	3.50%, 10/1/43, Pool #U92116	174,531
198,851	3.50%, 10/1/43, Pool #U92089	198,325

		8,074,590

	Federal National Mortgage Association (16.8%)
186,704	2.50%, 4/1/28, Pool #AB9159	186,747
345,835	2.50%, 7/1/28, Pool #AT1602	345,915
2,182,417	2.50%, 7/1/28, Pool #AT8943	2,182,921
400,000	2.50%, 4/25/29, Pool #4432	399,688
912,707	5.50%, 5/1/33, Pool #555424	1,014,750
1,021,763	5.50%, 6/1/33, Pool #555531	1,141,898
152,008	5.50%, 7/1/33, Pool #190338	169,025
65,445	5.50%, 11/1/33, Pool #555967	72,760
336,901	3.50%, 1/1/34, Pool #AS1611	346,770
111,440	3.50%, 1/1/34, Pool #AS1406	114,708
49,937	3.50%, 1/1/34, Pool #AS1614	51,401
254,187	3.50%, 1/1/34, Pool #AS1612	261,644
164,558	5.50%, 9/1/34, Pool #725773	182,874
88,723	6.00%, 10/1/34, Pool #AL2130	100,047
498,035	5.00%, 6/1/35, Pool #735580	543,711
32,595	5.50%, 12/1/35, Pool #AE0115	36,322
401,429	5.50%, 7/1/36, Pool #995112	446,333
1,223,341	6.00%, 1/1/37, Pool #932030	1,365,992
271,317	6.00%, 3/1/37, Pool #889506	303,147
319,024	6.00%, 1/1/38, Pool #889371	359,983
112,662	6.00%, 3/1/38, Pool #889219	127,144
64,320	6.00%, 7/1/38, Pool #889733	72,660
428,548	6.00%, 5/1/40, Pool #AL2129	484,358
1,781,085	4.50%, 8/1/40, Pool #AE0217	1,900,525
293,224	4.50%, 3/1/41, Pool #AB2483	312,971
274,916	4.50%, 4/1/41, Pool #AH8419	293,563
455,539	4.50%, 10/1/41, Pool #AH7962	486,563
1,599,424	4.00%, 10/1/41, Pool #AL2512	1,663,838
394,136	4.50%, 10/1/41, Pool #AJ2075	420,765
95,655	4.00%, 11/1/41, Pool #AI0847	99,624
91,790	4.00%, 12/1/41, Pool #AJ3638	95,584
95,598	4.00%, 12/1/41, Pool #AJ9247	99,572
105,648	4.00%, 1/1/42, Pool #AL1456	109,818
42,648	6.00%, 1/1/42, Pool #AL2128	48,258
96,849	4.00%, 2/1/42, Pool #AK3446	100,882
98,053	4.00%, 3/1/42, Pool #AK6488	102,126
474,343	4.00%, 3/1/42, Pool #AK9442	494,092
478,390	4.00%, 5/1/42, Pool #AO3350	498,102
1,487,827	4.00%, 5/1/42, Pool #AO2983	1,549,696
96,237	4.00%, 6/1/42, Pool #AJ9977	100,192
91,313	4.00%, 7/1/42, Pool #AO2672	95,083
276,211	4.00%, 7/1/42, Pool #AO8233	287,579
63,202	3.50%, 8/1/42, Pool #AP2471	62,995
8,235,681	3.50%, 8/1/42, Pool #AP2133	8,291,396
5,249,204	3.50%, 9/1/42, Pool #MA1177	5,232,053
951,237	3.50%, 9/1/42, Pool #AP7510	948,129

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
$942,863	3.50%, 9/1/42, Pool #AP3356	$939,786
92,239	3.50%, 11/1/42, Pool #MA1251	91,937
185,398	3.50%, 12/1/42, Pool #AB7131	184,793
976,792	3.50%, 1/1/43, Pool #AR1341	973,602
99,062	3.50%, 1/1/43, Pool #AR1820	98,739
242,262	3.50%, 2/1/43, Pool #AR3327	241,471
298,652	3.50%, 3/1/43, Pool #AB8527	297,675
1,388,409	3.50%, 3/1/43, Pool #MA1373	1,383,876
200,599	3.50%, 4/1/43, Pool #AT2388	199,944
314,652	3.50%, 4/1/43, Pool #AT2032	313,624
558,973	3.50%, 4/1/43, Pool #MA1404	557,148
185,339	3.50%, 4/1/43, Pool #AR8235	184,734
96,395	3.50%, 4/1/43, Pool #AT3018	96,080
399,999	3.00%, 5/1/43, Pool #AB9441	386,575
252,961	3.50%, 5/1/43, Pool #MA1437	252,135
82,182	3.50%, 5/1/43, Pool #AT5978	81,916
463,212	3.50%, 6/1/43, Pool #AB9703	461,701
5,640,560	3.50%, 6/1/43, Pool #MA1463	5,622,290
172,482	3.50%, 6/1/43, Pool #AT9582	171,922
426,762	4.00%, 6/1/43, Pool #AT8380	444,429
316,529	3.50%, 6/1/43, Pool #AT5914	315,501
73,359	3.50%, 6/1/43, Pool #AT4264	73,121
161,383	4.00%, 6/1/43, Pool #AL3837	167,999
465,790	3.50%, 7/1/43, Pool #MA1508	463,844
10,441,767	3.00%, 8/1/43, Pool #AT8490	10,091,345
99,151	3.50%, 9/1/43, Pool #AT8534	98,828
99,173	3.50%, 10/1/43, Pool #AU9313	98,850
99,228	3.50%, 10/1/43, Pool #AU6940	98,905
1,400,000	4.50%, 4/25/44, Pool #20573	1,493,406
300,000	5.50%, 4/25/44	331,277
2,300,000	4.00%, 5/25/44, Pool #15846	2,382,297
1,425,528	3.50%, 12/31/49, Pool #MA1546	1,419,570
98,543	3.50%, 12/31/49, Pool #MA1667	98,131

		63,721,655

Government National Mortgage Association (2.7%)
32,464	5.00%, 6/15/34, Pool #629493	35,794
591,181	5.50%, 6/15/35, Pool #783800	654,097
32,503	5.00%, 3/15/38, Pool #676766	35,557
21,701	5.00%, 4/15/38, Pool #672672	23,737
73,061	5.00%, 8/15/38, Pool #687818	79,917
712,602	5.00%, 1/15/39, Pool #705997	778,917
701,454	5.00%, 3/15/39, Pool #646746	766,709
5,973	5.00%, 3/15/39, Pool #697946	6,526
16,211	5.00%, 11/20/39, Pool #4578	17,697
24,322	5.00%, 2/20/40, Pool #4637	26,650
51,663	5.00%, 3/20/40, Pool #4658	56,601
138,732	5.00%, 6/20/40, Pool #783069	151,478
86,096	5.00%, 6/20/40, Pool #4715	94,330
20,353	5.00%, 7/20/40, Pool #783050	22,387
70,612	5.00%, 7/20/40, Pool #4747	77,362
145,718	5.00%, 9/20/40, Pool #4802	159,649
843,926	4.00%, 10/15/40, Pool #783143	888,844
53,808	5.00%, 10/20/40, Pool #783232	58,950
997,507	5.00%, 2/20/41, Pool #783278	1,098,159
1,980,137	4.50%, 3/20/41, Pool #4978	2,140,598
1,926,330	4.00%, 5/20/41, Pool #5054	2,027,724
874,963	5.00%, 7/20/41, Pool #783366	958,480

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
$200,000	4.00%, 4/20/43	$210,156

		10,370,319

Total U.S. Government Agency Mortgages (Cost $82,409,056)		82,166,564

U.S. Treasury Obligations (19.5%):
U.S. Treasury Bonds (0.4%)
1,427,000	3.63%, 2/15/44	1,443,499

U.S. Treasury Notes (19.1%)
24,428,000	0.75%, 3/15/17	24,336,395
7,867,000	0.75%, 3/31/18	7,672,166
6,249,000	1.50%, 1/31/19	6,194,321
10,008,000	1.50%, 2/28/19	9,907,920
19,055,000	1.63%, 3/31/19	18,958,239
6,583,000	2.25%, 3/31/21	6,558,314

		73,627,355

Total U.S. Treasury Obligations (Cost $75,013,461)		75,070,854

Securities Held as Collateral for Securities on Loan (0.6%):
2,216,417	Allianz Variable Insurance Products Securities Lending Collateral Trust (d)	2,216,417

Total Securities Held as Collateral for Securities on Loan (Cost $2,216,417)		2,216,417

Shares		Fair Value
Unaffiliated Investment Company (3.1%):
11,926,294	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (e)	11,926,294

Total Unaffiliated Investment Company (Cost $11,926,294)		11,926,294

Total Investment Securities (Cost $396,150,290)(f) - 102.9%		396,784,333
Net other assets (liabilities) - (2.9)%		(11,196,831)

Net Assets - 100.0%		$385,587,502

Percentages indicated are based on net assets as of March 31, 2014.

GO	- General Obligation
MTN	- Medium Term Note

^	This security or a partial position of this security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014, was $2,152,779.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate presented represents the rate in effect at March 31, 2014. The date presented represents the final maturity date.
(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2014, these securities represent 0.09% of the net assets of the fund.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2014.
(e)	The rate represents the effective yield at March 31, 2014.
(f)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (98.1%):
Aerospace & Defense (3.9%):
1,303	BE Aerospace, Inc. *	$113,087
10,733	Boeing Co. (The)	1,346,884
1,400	Hexcel Corp. *	60,956
11,134	Honeywell International, Inc.	1,032,790
701	Huntington Ingalls Industries, Inc.	71,684
3,681	Lockheed Martin Corp.	600,886
2,066	Precision Castparts Corp.	522,202
1,727	Rockwell Collins, Inc.	137,590
235	Spirit AeroSystems Holdings, Inc., Class A *	6,625
736	TransDigm Group, Inc.	136,307
158	Triumph Group, Inc.	10,204
12,186	United Technologies Corp.	1,423,813

		5,463,028

Air Freight & Logistics (0.9%):
2,166	C.H. Robinson Worldwide, Inc.	113,477
2,947	Expeditors International of Washington, Inc.	116,790
10,251	United Parcel Service, Inc., Class B	998,242

		1,228,509

Airlines (0.4%):
916	Alaska Air Group, Inc.	85,472
1,627	American Airlines Group, Inc. *	59,548
465	Copa Holdings SA, Class A	67,513
5,537	Delta Air Lines, Inc.	191,857
1,083	Southwest Airlines Co.	25,570
5,025	United Continental Holdings, Inc. *	224,266

		654,226

Auto Components (0.7%):
71	Allison Transmission Holdings, Inc.	2,126
3,263	BorgWarner, Inc.	200,577
4,414	Delphi Automotive plc	299,534
1,160	Gentex Corp.	36,575
3,500	Goodyear Tire & Rubber Co.	91,455
121	Lear Corp.	10,130
1,181	Tesla Motors, Inc. *^	246,179
691	Visteon Corp. *	61,112

		947,688

Automobiles (0.4%):
19,128	Ford Motor Co.	298,397
3,164	Harley-Davidson, Inc.	210,754
622	Thor Industries, Inc.	37,979

		547,130

Banks (0.0%):
69	Signature Bank *	8,666

Beverages (3.4%):
2,135	Brown-Forman Corp., Class B	191,488
54,112	Coca-Cola Co. (The)	2,091,970
3,662	Coca-Cola Enterprises, Inc.	174,897
2,040	Constellation Brands, Inc., Class A *	173,339
2,872	Dr Pepper Snapple Group, Inc.	156,409
1,913	Monster Beverage Corp. *	132,858
21,878	PepsiCo, Inc.	1,826,813

		4,747,774

Biotechnology (4.5%):
2,755	Alexion Pharmaceuticals, Inc. *	419,118
1,932	Alkermes plc *	85,182
10,610	Amgen, Inc.	1,308,637

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
2,700	ARIAD Pharmaceuticals, Inc. *^	$21,762
3,360	Biogen Idec, Inc. *	1,027,723
1,955	BioMarin Pharmaceutical, Inc. *	133,351
5,907	Celgene Corp. *	824,617
912	Cubist Pharmaceuticals, Inc. *	66,713
21,580	Gilead Sciences, Inc. *	1,529,159
1,473	Incyte Corp. *	78,835
1,073	Medivation, Inc. *	69,069
1,087	Myriad Genetics, Inc. *^	37,165
1,131	Regeneron Pharmaceuticals, Inc. *	339,617
1,408	Seattle Genetics, Inc. *	64,148
1,113	Theravance, Inc. *	34,436
649	United Therapeutics Corp. *	61,025
3,287	Vertex Pharmaceuticals, Inc. *	232,457

		6,333,014

Building Products (0.2%):
449	A.O. Smith Corp.	20,663
1,003	Allegion plc	52,327
374	Armstrong World Industries, Inc. *	19,916
2,073	Fortune Brands Home & Security, Inc.	87,232
704	Lennox International, Inc.	64,001
5,107	Masco Corp.	113,425

		357,564

Capital Markets (1.1%):
741	Affiliated Managers Group, Inc. *	148,237
862	Ameriprise Financial, Inc.	94,880
80	Artisan Partners Asset Management, Inc.	5,140
651	BlackRock, Inc., Class A +	204,726
2,161	Charles Schwab Corp. (The)	59,060
1,701	Eaton Vance Corp.	64,910
945	Federated Investors, Inc., Class B ^	28,860
5,800	Franklin Resources, Inc.	314,245
1,812	Lazard, Ltd., Class A	85,327
1,916	SEI Investments Co.	64,397
3,661	T. Rowe Price Group, Inc.	301,483
1,216	Waddell & Reed Financial, Inc., Class A	89,522

		1,460,787

Chemicals (3.6%):
937	Airgas, Inc.	99,800
420	Albemarle Corp.	27,896
2,273	Celanese Corp., Series A	126,174
2,269	Dow Chemical Co. (The)	110,251
13,032	E.I. du Pont de Nemours & Co.	874,448
2,186	Eastman Chemical Co.	188,455
3,702	Ecolab, Inc.	399,779
1,916	FMC Corp.	146,689
1,145	International Flavor & Fragrances, Inc.	109,542
5,442	LyondellBasell Industries NV, Class A	484,011
7,559	Monsanto Co.	859,988
134	NewMarket Corp. ^	52,365
1,833	PPG Industries, Inc.	354,612
4,195	Praxair, Inc.	549,419
740	Rockwood Holdings, Inc.	55,056
1,747	RPM International, Inc.	73,094
605	Scotts Miracle-Gro Co. (The)	37,074
1,251	Sherwin Williams Co.	246,610

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
1,599	Sigma Aldrich Corp.	$149,315
1,200	Valspar Corp. (The)	86,544
943	W.R. Grace & Co. *	93,517
486	Westlake Chemical Corp.	32,163

		5,156,802

Commercial Services & Supplies (0.4%):
395	Cintas Corp.	23,546
870	Clean Harbors, Inc. *	47,667
1,559	Copart, Inc. *	56,732
1,031	Corrections Corp. of America	32,291
2,142	Iron Mountain, Inc.	59,055
429	KAR Auction Services, Inc.	13,020
1,225	Pitney Bowes, Inc.	31,838
1,351	R.R. Donnelley & Sons Co.	24,183
918	Rollins, Inc.	27,760
1,212	Stericycle, Inc. *	137,707
1,646	Waste Connections, Inc.	72,194
503	Waste Management, Inc.	21,161

		547,154

Communications Equipment (1.7%):
361	CommScope Holding Co., Inc. *	8,909
960	F5 Networks, Inc. *	102,365
289	Harris Corp.	21,143
2,494	JDS Uniphase Corp. *	34,916
1,299	Juniper Networks, Inc. *	33,462
3,022	Motorola Solutions, Inc.	194,284
507	Palo Alto Networks, Inc. *	34,780
24,444	QUALCOMM, Inc.	1,927,655
2,211	Riverbed Technology, Inc. *	43,579

		2,401,093

Construction & Engineering (0.2%):
149	Aecom Technology Corp. *	4,793
1,410	Chicago Bridge & Iron Co. NV	122,882
1,396	Fluor Corp.	108,511
595	Quanta Services, Inc. *	21,956

		258,142

Construction Materials (0.1%):
716	Eagle Materials, Inc.	63,481
649	Martin Marietta Materials, Inc.	83,299

		146,780

Consumer Finance (0.9%):
13,405	American Express Co.	1,206,852
897	Santander Consumer USA Holdings, Inc. *	21,600

		1,228,452

Containers & Packaging (0.4%):
669	AptarGroup, Inc.	44,221
429	Avery Dennison Corp.	21,737
1,994	Ball Corp.	109,291
620	Bemis Co., Inc.	24,329
1,742	Crown Holdings, Inc. *	77,937
95	Greif, Inc., Class A	4,987
1,389	Owens-Illinois, Inc. *	46,990
1,401	Packaging Corp. of America	98,588
738	Rock-Tenn Co., Class A	77,911
2,798	Sealed Air Corp.	91,970
614	Silgan Holdings, Inc.	30,405

		628,366

Distributors (0.2%):
2,066	Genuine Parts Co.	179,432
4,271	LKQ Corp. *	112,541

		291,973

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services (0.1%):
3,864	H&R Block, Inc.	$116,654
2,365	Service Corp. International	47,016
222	Weight Watchers International, Inc. ^	4,560

		168,230

Diversified Financial Services (0.4%):
1,229	CBOE Holdings, Inc.	69,561
1,027	IntercontinentalExchange Group, Inc.	203,172
604	Leucadia National Corp.	16,912
582	LPL Financial Holdings, Inc.	30,578
2,745	Moody’s Corp.	217,734
707	MSCI, Inc., Class A *	30,415

		568,372

Diversified Telecommunication Services (2.1%):
21	Intelsat SA *	393
825	Level 3 Communications, Inc. *	32,291
2,014	TW Telecom, Inc. *	62,958
58,386	Verizon Communications, Inc.	2,777,421
7,866	Windstream Holdings, Inc. ^	64,816

		2,937,879

Electric Utilities (0.1%):
2,217	ITC Holdings Corp.	82,805

Electrical Equipment (0.9%):
3,437	AMETEK, Inc.	176,971
1,098	Babcock & Wilcox Co. (The)	36,454
7,591	Emerson Electric Co.	507,078
606	Hubbell, Inc., Class B	72,641
1,972	Rockwell Automation, Inc.	245,613
1,398	Roper Industries, Inc.	186,647
322	Solarcity Corp. *^	20,164

		1,245,568

Electronic Equipment, Instruments & Components (0.4%):
2,256	Amphenol Corp., Class A	206,762
141	Cdw Corp. of Delaware	3,869
272	Dolby Laboratories, Inc., Class A *	12,104
1,410	FLIR Systems, Inc.	50,760
455	IPG Photonics Corp. *	32,341
903	Knowles Corp. *	28,508
1,385	National Instruments Corp.	39,736
3,595	Trimble Navigation, Ltd. *	139,738

		513,818

Energy Equipment & Services (2.5%):
161	Atwood Oceanics, Inc. *	8,113
380	Baker Hughes, Inc.	24,708
1,957	Cameron International Corp. *	120,884
1,066	Dresser-Rand Group, Inc. *	62,265
566	Dril-Quip, Inc. *	63,449
3,345	FMC Technologies, Inc. *	174,910
228	Frank’s International NV	5,650
12,017	Halliburton Co.	707,680
1,537	Oceaneering International, Inc.	110,449
672	RPC, Inc.	13,722
18,808	Schlumberger, Ltd.	1,833,780
4,984	Seadrill, Ltd. ^	175,238

		3,300,848

Food & Staples Retailing (2.4%):
6,183	Costco Wholesale Corp.	690,517
1,981	CVS Caremark Corp.	148,298
622	Fresh Market, Inc. (The) *	20,899

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
7,342	Kroger Co. (The)	$320,478
284	Safeway, Inc.	10,491
213	Sprouts Farmers Market, Inc. *	7,674
2,939	Sysco Corp.	106,186
10,110	Walgreen Co.	667,563
15,105	Wal-Mart Stores, Inc.	1,154,476
5,236	Whole Foods Market, Inc.	265,518

		3,392,100

Food Products (1.8%):
700	Archer-Daniels-Midland Co.	30,373
1,634	Campbell Soup Co.	73,334
5,434	ConAgra Foods, Inc.	168,617
2,420	Flowers Foods, Inc.	51,909
9,100	General Mills, Inc.	471,563
2,118	Hershey Co.	221,119
1,719	Hillshire Brands Co.	64,050
1,913	Hormel Foods Corp.	94,254
143	Ingredion, Inc.	9,735
214	J.M. Smucker Co. (The)	20,809
3,382	Kellogg Co.	212,085
2,107	Keurig Green Mountain, Inc.	222,478
8,392	Kraft Foods Group, Inc., Class A	470,791
1,882	McCormick & Co.	135,015
2,858	Mead Johnson Nutrition Co.	237,614
291	Pinnacle Foods, Inc.	8,689
1,990	WhiteWave Foods Co., Class A *	56,795

		2,549,230

Gas Utilities (0.1%):
706	One Gas, Inc. *	25,367
2,730	ONEOK, Inc.	161,752
323	Questar Corp. +	7,681

		194,800

Health Care Equipment & Supplies (1.6%):
7,651	Baxter International, Inc.	562,960
2,743	Becton, Dickinson & Co.	321,150
1,134	C.R. Bard, Inc.	167,809
503	Cooper Cos., Inc. (The)	69,092
553	DENTSPLY International, Inc.	25,460
1,520	Edwards Lifesciences Corp. *	112,738
1,078	Hologic, Inc. *	23,177
772	IDEXX Laboratories, Inc. *	93,721
538	Intuitive Surgical, Inc. *	235,639
1,990	ResMed, Inc. ^	88,933
794	Sirona Dental Systems, Inc. *	59,288
2,540	St. Jude Medical, Inc.	166,091
2,727	Stryker Corp.	222,169
1,542	Varian Medical Systems, Inc. *	129,513
143	Zimmer Holdings, Inc.	13,525

		2,291,265

Health Care Providers & Services (1.8%):
1,440	Aetna, Inc.	107,957
3,260	AmerisourceBergen Corp.	213,824
1,414	Brookdale Senior Living, Inc. *	47,383
2,891	Catamaran Corp. *	129,401
251	CIGNA Corp.	21,016
370	Community Health Systems, Inc. *	14,493
2,599	DaVita, Inc. *	178,941
463	Envision Healthcare Holdings, Inc. *	15,663
9,608	Express Scripts Holding Co. *	721,466
296	HCA Holdings, Inc. *	15,540

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
1,225	Henry Schein, Inc. *	$146,228
1,247	Laboratory Corp. of America Holdings *	122,468
3,214	McKesson, Inc.	567,497
940	MEDNAX, Inc. *	58,261
1,125	Patterson Cos., Inc.	46,980
311	Premier, Inc., Class A *	10,247
158	Quest Diagnostics, Inc.	9,151
185	Quintiles Transnational Holdings, Inc. *	9,392
1,378	Tenet Healthcare Corp. *	58,992
861	Universal Health Services, Inc., Class B	70,662

		2,565,562

Health Care Technology (0.2%):
4,187	Cerner Corp. *	235,519

Hotels Restaurants & Leisure (0.0%):
522	ARAMARK Holdings Corp.	15,096

Hotels, Restaurants & Leisure (3.2%):
551	Bally Technologies, Inc. *	36,515
933	Brinker International, Inc.	48,936
1,403	Burger King Worldwide, Inc. ^	37,250
437	Chipotle Mexican Grill, Inc. *	248,238
37	Choice Hotels International, Inc.	1,702
1,184	Darden Restaurants, Inc. ^	60,100
782	Domino’s Pizza, Inc.	60,191
1,505	Dunkin’ Brands Group, Inc.	75,521
1,086	Hilton Worldwide Holdings, Inc. *	24,153
3,534	International Game Technology	49,688
5,518	Las Vegas Sands Corp.	445,744
2,897	Marriott International, Inc., Class A	162,290
14,184	McDonald’s Corp.	1,390,457
383	Norwegian Cruise Line Holdings, Ltd. *	12,359
379	Panera Bread Co., Class A *	66,882
461	SeaWorld Entertainment, Inc.	13,936
936	Six Flags Entertainment Corp.	37,580
10,603	Starbucks Corp.	778,047
1,179	Starwood Hotels & Resorts Worldwide, Inc.	93,848
1,800	Wyndham Worldwide Corp.	131,814
1,139	Wynn Resorts, Ltd.	253,029
6,350	Yum! Brands, Inc.	478,727

		4,507,007

Household Durables (0.3%):
1,802	Jarden Corp. *	107,814
2,356	Newell Rubbermaid, Inc.	70,444
56	NVR, Inc. *	64,232
5,548	PulteGroup, Inc.	106,466
422	Taylor Morrison Home Corp., Class A *	9,917
835	Tempur-Pedic International, Inc. *	42,309
739	Tupperware Brands Corp.	61,899
84	Whirlpool Corp.	12,555

		475,636

Household Products (1.2%):
1,972	Church & Dwight Co., Inc.	136,206

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Products, continued
1,546	Clorox Co. (The)	$136,063
13,206	Colgate-Palmolive Co.	856,673
4,539	Kimberly-Clark Corp.	500,425

		1,629,367

Independent Power and Renewable Electricity Producers (0.0%):
557	Calpine Corp. *	11,647

Industrial Conglomerates (0.9%):
8,262	3M Co.	1,120,823
49	Carlisle Cos., Inc.	3,888
1,735	Danaher Corp.	130,125

		1,254,836

Insurance (0.9%):
173	Allied World Assurance Co. Holdings AG	17,852
160	American Financial Group, Inc.	9,234
3,365	Aon plc	283,602
127	Arch Capital Group, Ltd. *	7,308
1,774	Arthur J. Gallagher & Co.	84,407
402	Axis Capital Holdings, Ltd.	18,431
733	Brown & Brown, Inc.	22,547
499	Chubb Corp. (The)	44,561
222	Endurance Specialty Holdings, Ltd.	11,950
340	Erie Indemnity Co., Class A	23,718
318	Fidelity National Financial, Inc., Class A	9,998
190	Hanover Insurance Group, Inc. (The)	11,674
372	Loews Corp.	16,387
5,199	Marsh & McLennan Cos., Inc.	256,310
6,836	Progressive Corp. (The)	165,567
2,515	Prudential Financial, Inc.	212,894
1,366	Travelers Cos., Inc. (The)	116,247
136	Validus Holdings, Ltd.	5,129

		1,317,816

Internet & Catalog Retail (2.3%):
5,202	Amazon.com, Inc. *	1,750,577
1,526	Expedia, Inc.	110,635
5,799	Groupon, Inc. *	45,464
892	HomeAway, Inc. *	33,602
560	Liberty Media Corp. - Interactive, Class A *	16,167
516	Liberty Ventures, Inc., Series A *	67,250
710	Netflix, Inc. *	249,941
729	Priceline.com, Inc. *	868,888
1,578	TripAdvisor, Inc. *	142,951
119	zulily, Inc., Class A *^	5,973

		3,291,448

Internet Software & Services (5.3%):
2,495	Akamai Technologies, Inc. *	145,234
18,365	eBay, Inc. *	1,014,483
705	Equinix, Inc. *	130,312
24,104	Facebook, Inc., Class A *	1,452,024
3,815	Google, Inc., Class A *	4,251,855
1,050	IAC/InterActiveCorp	74,960
1,367	LinkedIn Corp., Class A *	252,813
1,610	Rackspace Hosting, Inc. *	52,840
826	Twitter, Inc. *^	38,549
1,845	VeriSign, Inc. *	99,464

		7,512,534

Shares		Fair Value
Common Stocks, continued
IT Services (6.2%):
9,103	Accenture plc, Class A	$725,691
695	Alliance Data Systems Corp. *	189,353
6,850	Automatic Data Processing, Inc.	529,231
438	Booz Allen Hamilton Holding Corp.	9,636
1,699	Broadridge Financial Solutions, Inc.	63,101
8,516	Cognizant Technology Solutions Corp., Class A *	430,995
392	DST Systems, Inc.	37,158
390	Fidelity National Information Services, Inc.	20,846
3,760	Fiserv, Inc. *	213,154
972	FleetCor Technologies, Inc. *	111,877
1,337	Gartner, Inc. *	92,841
2,407	Genpact, Ltd. *	41,930
1,030	Global Payments, Inc.	73,243
13,833	International Business Machines Corp.	2,662,714
1,208	Jack Henry & Associates, Inc.	67,358
16,533	MasterCard, Inc., Class A	1,235,015
870	NeuStar, Inc., Class A *^	28,284
4,130	Paychex, Inc.	175,938
2,307	Teradata Corp. *	113,481
1,840	Total System Services, Inc.	55,954
1,244	Vantive, Inc., Class A *	37,594
7,392	Visa, Inc., Class A	1,595,637
7,818	Western Union Co.	127,902

		8,638,933

Leisure Products (0.3%):
1,375	Hasbro, Inc.	76,478
4,876	Mattel, Inc.	195,576
908	Polaris Industries, Inc.	126,857

		398,911

Life Sciences Tools & Services (0.5%):
567	Agilent Technologies, Inc.	31,707
1,526	Bruker Corp. *	34,778
335	Charles River Laboratories International, Inc. *	20,214
790	Covance, Inc. *	82,081
1,756	Illumina, Inc. *	261,046
423	Mettler-Toledo International, Inc. *	99,693
230	Techne Corp.	19,635
1,222	Waters Corp. *	132,477

		681,631

Machinery (2.0%):
1,678	Caterpillar, Inc.	166,743
1,486	Colfax Corp. *	105,996
639	Crane Co.	45,465
2,197	Cummins, Inc.	327,331
5,478	Deere & Co.	497,402
1,919	Donaldson Co., Inc.	81,366
1,776	Dover Corp.	145,188
2,013	Flowserve Corp.	157,698
855	Graco, Inc.	63,903
112	Harsco Corp.	2,624
1,083	IDEX Corp.	78,940
1,866	Illinois Tool Works, Inc.	151,762
2,792	Ingersoll-Rand plc	159,814
1,301	ITT Corp.	55,631
1,183	Lincoln Electric Holdings, Inc.	85,188
1,911	Manitowoc Co., Inc. (The)	60,101

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
111	Navistar International Corp. *	$3,760
911	Nordson Corp.	64,216
650	PACCAR, Inc.	43,836
1,588	Pall Corp.	142,078
100	Snap-On, Inc.	11,348
216	Stanley Black & Decker, Inc.	17,548
834	Toro Co.	52,700
387	Valmont Industries, Inc.	57,601
825	WABCO Holdings, Inc. *	87,087
1,378	Wabtec Corp.	106,795
171	Xylem, Inc.	6,228

		2,778,349

Marine (0.0%):
481	Kirby Corp. *	48,701

Media (5.0%):
837	AMC Networks, Inc., Class A *	61,176
2,797	Cablevision Systems Corp., Class A	47,185
7,934	CBS Corp., Class B	490,321
942	Charter Communications, Inc., Class A *	116,054
1,662	Cinemark Holdings, Inc.	48,215
712	Clear Channel Outdoor Holdings, Inc., Class A	6,486
34,301	Comcast Corp., Class A	1,715,735
6,966	DIRECTV, Inc., Class A *	532,342
3,455	Discovery Communications, Inc., Class A *	285,729
2,941	DISH Network Corp., Class A *	182,960
2,803	Interpublic Group of Cos., Inc. (The)	48,043
1,095	Lamar Advertising Co. *	55,834
4,701	Liberty Global plc, Series C *	191,378
4,701	Liberty Global plc, Class A *	195,562
1,143	Lions Gate Entertainment Corp. ^	30,553
881	Madison Square Garden, Inc., Class A *	50,023
1,817	McGraw-Hill Cos., Inc. (The)	138,637
282	Morningstar, Inc.	22,284
5,241	News Corp., Class A *	90,250
3,651	Omnicom Group, Inc.	265,063
2,030	Pandora Media, Inc. *	61,550
273	Regal Entertainment Group, Class A ^	5,100
1,560	Scripps Networks Interactive, Class A	118,420
20,641	Sirius XM Holdings, Inc. *	66,051
1,376	Starz - Liberty Capital *	44,417
4,108	Time Warner Cable, Inc.	563,535
20,753	Twenty-First Century Fox, Inc.	663,473
6,296	Viacom, Inc., Class B	535,097
5,644	Walt Disney Co. (The)	451,915

		7,083,388

Metals & Mining (0.1%):
469	Compass Minerals International, Inc.	38,702
247	Royal Gold, Inc.	15,467
2,206	Southern Copper Corp.	64,217
128	Tahoe Resources, Inc. *	2,707

		121,093

Multiline Retail (0.9%):
233	Big Lots, Inc. *	8,824
245	Dillard’s, Inc., Class A	22,638

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
4,619	Dollar General Corp. *	$256,262
2,930	Dollar Tree, Inc. *	152,887
1,378	Family Dollar Stores, Inc.	79,938
4,198	Macy’s, Inc.	248,899
2,067	Nordstrom, Inc.	129,084
7,102	Target Corp.	429,743

		1,328,275

Oil, Gas & Consumable Fuels (2.2%):
389	Anadarko Petroleum Corp.	32,972
254	Antero Resources Corp. *	15,900
5,951	Cabot Oil & Gas Corp.	201,620
3,406	Cheniere Energy, Inc. *	188,522
3,573	Cobalt International Energy, Inc. *	65,457
1,478	Concho Resources, Inc. *	181,055
597	Continental Resources, Inc. *^	74,189
236	CVR Energy, Inc.	9,971
3,609	EOG Resources, Inc.	707,977
229	EP Energy Corp., Class A *	4,482
1,943	EQT Corp.	188,413
977	Gulfport Energy Corp. *	69,543
8,564	Kinder Morgan, Inc.	278,244
1,529	Kosmos Energy LLC *	16,819
520	Laredo Petroleum Holdings, Inc. *	13,447
653	Noble Energy, Inc.	46,389
1,417	Oasis Petroleum, Inc. *	59,131
1,423	Pioneer Natural Resources Co.	266,300
274	QEP Resources, Inc.	8,067
2,302	Range Resources Corp.	190,997
938	SM Energy Co.	66,870
4,963	Southwestern Energy Co. *	228,348
143	Whiting Petroleum Corp. *	9,923
5,291	Williams Cos., Inc. (The)	214,709
208	World Fuel Services Corp.	9,173

		3,148,518

Paper & Forest Products (0.2%):
5,401	International Paper Co.	247,798

Personal Products (0.3%):
6,114	Avon Products, Inc.	89,509
562	Coty, Inc., Class A	8,419
3,270	Estee Lauder Co., Inc. (The), Class A	218,698
1,213	Herbalife, Ltd. ^	69,469
818	Nu Skin Enterprises, Inc., Class A	67,771

		453,866

Pharmaceuticals (3.6%):
22,406	Abbvie, Inc.	1,151,669
2,449	Actavis, Inc. plc *	504,127
4,185	Allergan, Inc.	519,359
20,012	Bristol-Myers Squibb Co.	1,039,623
3,063	Eli Lilly & Co.	180,288
1,885	Endo International plc *	129,405
741	Jazz Pharmaceuticals plc *	102,762
5,115	Johnson & Johnson Co.	502,446
5,381	Mylan, Inc. *	262,754
1,780	Perrigo Co. plc	275,295
838	Pharmacyclics, Inc. *	83,984
869	Salix Pharmaceuticals, Ltd. *	90,037
7,058	Zoetis, Inc.	204,259

		5,046,008

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services (0.3%):
487	Dun & Bradstreet Corp.	$48,383
1,689	Equifax, Inc.	114,903
941	IHS, Inc., Class A *	114,332
432	Nielsen Holdings NV	19,280
1,981	Robert Half International, Inc.	83,103
2,125	Verisk Analytics, Inc., Class A *	127,415

		507,416

Real Estate Investment Trusts (REITs) (1.7%):
145	American Homes 4 Rent, Class A	2,423
5,583	American Tower Corp.	457,080
1,117	Apartment Investment & Management Co., Class A	33,756
195	Boston Properties, Inc.	22,333
143	Brixmor Property Group, Inc.	3,050
807	CBL & Associates Properties, Inc.	14,324
1,436	Digital Realty Trust, Inc. ^	76,223
842	Equity Lifestyle Properties, Inc.	34,227
134	Extra Space Storage, Inc.	6,500
601	Federal Realty Investment Trust	68,947
1,769	OMEGA Healthcare Investors, Inc.	59,297
2,528	Plum Creek Timber Co., Inc.	106,277
1,884	Public Storage, Inc.	317,435
1,804	Rayonier, Inc.	82,822
531	Regency Centers Corp.	27,113
207	Senior Housing Properties Trust	4,651
3,270	Simon Property Group, Inc.	536,281
1,081	Spirit Realty Capital, Inc.	11,869
1,325	Tanger Factory Outlet Centers, Inc.	46,375
177	Taubman Centers, Inc.	12,530
1,876	Ventas, Inc.	113,629
521	Vornado Realty Trust	51,350
8,220	Weyerhaeuser Co.	241,257

		2,329,749

Real Estate Management & Development (0.1%):
3,997	CBRE Group, Inc. *	109,637
1,508	Realogy Holdings Corp. *	65,523
44	St. Joe Co. (The) *^	847

		176,007

Road & Rail (1.5%):
60	AMERCO, Inc.	13,927
1,510	Avis Budget Group, Inc. *	73,537
312	Con-way, Inc.	12,817
7,200	CSX Corp.	208,584
260	Genesee & Wyoming, Inc., Class A *	25,303
4,943	Hertz Global Holdings, Inc. *	131,682
1,280	J.B. Hunt Transport Services, Inc.	92,058
1,551	Kansas City Southern Industries, Inc.	158,295
650	Landstar System, Inc.	38,493
804	Norfolk Southern Corp.	78,125
1,023	Old Dominion Freight Line, Inc. *	58,045
6,604	Union Pacific Corp.	1,239,306

		2,130,172

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (1.8%):
8,509	Advanced Micro Devices, Inc. *^	$34,121
1,592	Altera Corp.	57,694
1,907	Analog Devices, Inc.	101,338
11,213	Applied Materials, Inc.	228,969
6,153	Atmel Corp. *	51,439
3,182	Avago Technologies, Ltd.	204,953
3,511	Broadcom Corp., Class A	110,526
1,690	Cree, Inc. *	95,586
383	Freescale Semiconductor Holdings I, Ltd. *^	9,349
4,562	Intel Corp.	117,745
528	Lam Research Corp. *	29,040
3,286	Linear Technology Corp.	159,995
964	LSI Corp.	10,671
4,146	Maxim Integrated Products, Inc.	137,316
2,806	Microchip Technology, Inc. ^	134,015
6,147	ON Semiconductor Corp. *	57,782
504	Silicon Laboratories, Inc. *	26,334
2,244	Skyworks Solutions, Inc. *	84,195
15,711	Texas Instruments, Inc.	740,775
3,725	Xilinx, Inc.	202,156

		2,593,999

Software (6.8%):
2,762	Adobe Systems, Inc. *	181,574
1,321	Ansys, Inc. *	101,743
2,499	Autodesk, Inc. *	122,901
3,996	Cadence Design Systems, Inc. *	62,098
2,637	Citrix Systems, Inc. *	151,443
668	Concur Technologies, Inc. *^	66,179
3,328	Electronic Arts, Inc. *	96,545
617	FactSet Research Systems, Inc. ^	66,519
196	FireEye, Inc. *	12,068
1,932	Fortinet, Inc. *	42,562
1,507	Informatica Corp. *	56,934
4,192	Intuit, Inc.	325,844
177	Micros Systems, Inc. *	9,369
118,144	Microsoft Corp.	4,842,722
504	NetSuite, Inc. *	47,794
47,549	Oracle Corp.	1,945,229
2,669	Red Hat, Inc. *	141,404
183	Rovi Corp. *	4,169
8,328	Salesforce.com, Inc. *	475,446
1,174	ServiceNow, Inc. *	70,346
921	Solarwinds, Inc. *	39,262
966	Solera Holdings, Inc.	61,186
1,613	Splunk, Inc. *	115,313
7,127	Symantec Corp.	142,326
143	Tableau Software, Inc., Class A *	10,879
2,386	TIBCO Software, Inc. *	48,484
148	Veeva Systems, Inc., Class A *^	3,952
1,201	VMware, Inc., Class A *	129,732
576	Workday, Inc., Class A *	52,664

		9,426,687

Specialty Retail (3.9%):
173	Aaron’s, Inc.	5,232
138	Abercrombie & Fitch Co., Class A ^	5,313

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
1,023	Advance Auto Parts, Inc.	$129,410
1,695	American Eagle Outfitters, Inc.	20,747
278	Ascena Retail Group, Inc. *	4,804
718	AutoNation, Inc. *	38,219
472	AutoZone, Inc. *	253,511
3,086	Bed Bath & Beyond, Inc. *	212,317
1,042	Best Buy Co., Inc.	27,519
679	Cabela’s, Inc., Class A *	44,481
3,161	CarMax, Inc. *	147,935
2,004	Chico’s FAS, Inc.	32,124
1,388	Dick’s Sporting Goods, Inc.	75,799
925	DSW, Inc., Class A	33,171
268	Foot Locker, Inc.	12,591
3,935	Gap, Inc. (The)	157,636
1,375	GNC Holdings, Inc., Class A	60,528
20,667	Home Depot, Inc. (The)	1,635,379
3,389	L Brands, Inc.	192,394
14,576	Lowe’s Cos., Inc.	712,765
1,560	O’Reilly Automotive, Inc. *	231,488
1,478	PetSmart, Inc.	101,819
3,103	Ross Stores, Inc.	222,020
2,385	Sally Beauty Holdings, Inc. *	65,349
106	Signet Jewelers, Ltd.	11,221
1,570	Tiffany & Co.	135,256
10,203	TJX Cos., Inc. (The)	618,812
1,963	Tractor Supply Co.	138,647
909	Ulta Salon, Cosmetics & Fragrance, Inc. *	88,609
1,554	Urban Outfitters, Inc. *	56,674
1,388	Williams-Sonoma, Inc.	92,496

		5,564,266

Technology Hardware, Storage & Periipherals (0.0%):
74	Nimble Storage, Inc. *	2,804

Technology Hardware, Storage & Peripherals (4.4%):
1,440	3D Systems Corp. *^	85,176
10,052	Apple, Inc.	5,395,310
14,829	EMC Corp.	406,463
2,353	NCR Corp. *	86,002
4,798	NetApp, Inc.	177,046
1,468	SanDisk Corp.	119,187
286	Stratasys, Ltd. *	30,342
48	Zebra Technologies Corp., Class A *	3,332

		6,302,858

Textiles, Apparel & Luxury Goods (1.6%):
762	Carter’s, Inc.	59,169
3,967	Coach, Inc.	197,001
229	Deckers Outdoor Corp. *	18,258
685	Fossil Group, Inc. *	79,878
1,410	Hanesbrands, Inc.	107,837
2,845	Michael Kors Holdings, Ltd. *	265,353
10,034	Nike, Inc., Class B	741,112
1,025	PVH Corp.	127,889
843	Ralph Lauren Corp.	135,664
1,183	Under Armour, Inc., Class A *	135,619
4,944	V.F. Corp.	305,935

		2,173,715

Thrifts & Mortgage Finance (0.0%):
324	Nationstar Mortgage Holdings, Inc. *^	10,517

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
1,450	Ocwen Financial Corp. *	$56,811

		67,328

Tobacco (2.4%):
28,423	Altria Group, Inc.	1,063,873
5,333	Lorillard, Inc.	288,409
23,138	Philip Morris International, Inc.	1,894,307
3,368	Reynolds American, Inc.	179,919

		3,426,508

Trading Companies & Distributors (0.4%):
4,188	Fastenal Co. ^	206,552
575	HD Supply Holdings, Inc. *	15,036
539	MRC Global, Inc. *	14,531
662	MSC Industrial Direct Co., Inc., Class A	57,276
1,322	United Rentals, Inc. *	125,511
833	W.W. Grainger, Inc.	210,467

		629,373

Water Utilities (0.0%):
2,224	Aqua America, Inc.	55,756

Wireless Telecommunication Services (0.4%):
4,716	Crown Castle International Corp.	347,946
1,799	SBA Communications Corp., Class A *	163,637
2,282	Sprint Corp. *	20,972

		532,555

Total Common Stocks (Cost $84,429,304)		138,363,195

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (1.1%):
$1,546,358	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	1,546,358

Total Securities Held as Collateral for Securities on Loan (Cost $1,546,358)		1,546,358

Unaffiliated Investment Company (1.8%):
2,498,638	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	2,498,638

Total Unaffiliated Investment Company (Cost $2,498,638)		2,498,638

Total Investment Securities (Cost $88,474,300)(c) - 101.0%		142,408,191
Net other assets (liabilities) - (1.0)%		(1,374,806)

Net Assets - 100.0%		$141,033,385

Percentages indicated are based on net assets as of March 31, 2014.

*	Non-income producing security.

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

^	This security or a partial position of this security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014, was $1,519,808.
+	Affiliated Securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2014.
(b)	The rate represents the effective yield at March 31, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Futures Contracts

Cash of $125,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini June Futures	Long	6/20/14	10	$717,250	$(9,410)
S&P 500 Index E-Mini June Futures	Long	6/20/14	22	2,051,060	6,856

Total					$(2,554)

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (98.2%):
Aerospace & Defense (1.4%):
684	Alliant Techsystems, Inc.	$97,231
138	BE Aerospace, Inc. *	11,977
4,030	Exelis, Inc.	76,610
6,337	General Dynamics Corp.	690,225
1,910	L-3 Communications Holdings, Inc.	225,667
4,710	Northrop Grumman Corp.	581,120
6,887	Raytheon Co.	680,367
321	Rockwell Collins, Inc.	25,574
2,253	Spirit AeroSystems Holdings, Inc., Class A *	63,512
5,894	Textron, Inc.	231,575
891	Triumph Group, Inc.	57,541
1,228	United Technologies Corp.	143,480

		2,884,879

Air Freight & Logistics (0.4%):
6,281	FedEx Corp.	832,609

Airlines (0.4%):
118	Alaska Air Group, Inc.	11,011
1,786	American Airlines Group, Inc. *	65,368
9,847	Delta Air Lines, Inc.	341,198
13,637	Southwest Airlines Co.	321,969

		739,546

Auto Components (0.5%):
642	Allison Transmission Holdings, Inc.	19,221
1,324	Gentex Corp.	41,746
14,532	Johnson Controls, Inc.	687,654
1,512	Lear Corp.	126,585
2,284	TRW Automotive Holdings Corp. *	186,420

		1,061,626

Automobiles (0.8%):
53,149	Ford Motor Co.	829,124
26,360	General Motors Co.	907,312

		1,736,436

Banks (6.0%):
3,579	Associated Banc-Corp.	64,637
971	Bank of Hawaii Corp.	58,852
14,886	BB&T Corp.	597,971
561	BOK Financial Corp.	38,737
4,200	CapitalSource, Inc.	61,278
4,269	CIT Group, Inc.	209,266
976	City National Corp.	76,831
3,960	Comerica, Inc.	205,128
1,728	Commerce Bancshares, Inc.	80,214
1,115	Cullen/Frost Bankers, Inc.	86,446
3,023	East West Bancorp, Inc.	110,340
18,555	Fifth Third Bancorp	425,837
164	First Citizens BancShares, Inc., Class A	39,483
5,216	First Horizon National Corp.	64,365
7,564	First Niagara Financial Group, Inc.	71,480
2,468	First Republic Bank	133,247
4,225	Fulton Financial Corp.	53,151
17,693	Huntington Bancshares, Inc.	176,399
19,528	KeyCorp	278,079
2,737	M&T Bank Corp.	331,998
11,232	PNC Financial Services Group, Inc.	977,184
2,208	Popular, Inc. *	68,426
29,984	Regions Financial Corp.	333,122
901	Signature Bank *	113,157

Shares		Fair Value
Common Stocks, continued
Banks, continued
11,459	SunTrust Banks, Inc.	$455,954
953	SVB Financial Group *	122,727
21,063	Synovus Financial Corp.	71,404
3,553	TCF Financial Corp.	59,193
39,286	U.S. Bancorp	1,683,798
4,283	Valley National Bancorp ^	44,586
102,502	Wells Fargo & Co.	5,098,448
3,899	Zions Bancorp	120,791

		12,312,529

Beverages (0.2%):
3,414	Beam, Inc.	284,386
196	Constellation Brands, Inc., Class A *	16,654
2,964	Molson Coors Brewing Co., Class B	174,461

		475,501

Building Products (0.1%):
960	A.O. Smith Corp.	44,179
622	Allegion plc	32,450
432	Fortune Brands Home & Security, Inc.	18,179
2,498	Owens Corning, Inc.	107,838

		202,646

Capital Markets (3.4%):
5,910	American Capital, Ltd. *	93,319
2,764	Ameriprise Financial, Inc.	304,233
6,204	Ares Capital Corp.	109,314
161	Artisan Partners Asset Management, Inc.	10,344
24,622	Bank of New York Mellon Corp. (The)	868,910
1,793	BlackRock, Inc., Class A +	563,863
20,123	Charles Schwab Corp. (The)	549,962
6,085	E*TRADE Financial Corp. *	140,077
530	Federated Investors, Inc., Class B ^	16,186
9,727	Goldman Sachs Group, Inc. (The)	1,593,768
9,433	Invesco, Ltd.	349,021
2,342	Legg Mason, Inc.	114,852
32,303	Morgan Stanley	1,006,885
5,076	Northern Trust Corp.	332,783
2,586	Raymond James Financial, Inc.	144,635
170	SEI Investments Co.	5,714
9,157	State Street Corp.	636,869
4,940	TD Ameritrade Holding Corp.	167,713

		7,008,448

Chemicals (1.4%):
4,420	Air Products & Chemicals, Inc.	526,157
1,092	Albemarle Corp.	72,531
1,677	Ashland, Inc.	166,828
1,367	Cabot Corp.	80,735
1,181	CF Industries Holdings, Inc.	307,816
779	Cytec Industries, Inc.	76,038
22,299	Dow Chemical Co. (The)	1,083,508
4,060	Huntsman Corp.	99,145
405	Kronos Worldwide, Inc. ^	6,755
6,366	Mosaic Co. (The)	318,300
279	PPG Industries, Inc.	53,975
434	Rockwood Holdings, Inc.	32,290
183	RPM International, Inc.	7,657
147	Sigma Aldrich Corp.	13,727
213	W.R. Grace & Co. *	21,123

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
122	Westlake Chemical Corp.	$8,074

		2,874,659

Commercial Services & Supplies (0.5%):
3,854	ADT Corp. (The) ^	115,427
1,555	Cintas Corp.	92,694
915	Corrections Corp. of America	28,658
2,284	Covanta Holding Corp.	41,226
371	Iron Mountain, Inc.	10,228
1,032	KAR Auction Services, Inc.	31,321
2,473	Pitney Bowes, Inc.	64,273
1,991	R.R. Donnelley & Sons Co.	35,639
5,736	Republic Services, Inc.	195,942
149	Waste Connections, Inc.	6,535
9,115	Waste Management, Inc.	383,469

		1,005,412

Communications Equipment (1.5%):
9,428	Brocade Communications Systems, Inc. *	100,031
113,466	Cisco Systems, Inc.	2,542,773
359	CommScope Holding Co., Inc. *	8,860
880	EchoStar Corp., Class A *	41,853
1,920	Harris Corp.	140,467
1,177	JDS Uniphase Corp. *	16,478
8,753	Juniper Networks, Inc. *	225,477
268	Motorola Solutions, Inc.	17,230
2,934	Polycom, Inc. *	40,254
198	Riverbed Technology, Inc. *	3,903

		3,137,326

Construction & Engineering (0.3%):
2,018	Aecom Technology Corp. *	64,919
1,376	Fluor Corp.	106,956
2,775	Jacobs Engineering Group, Inc. *	176,212
3,114	KBR, Inc.	83,082
3,493	Quanta Services, Inc. *	128,892
1,584	URS Corp.	74,543

		634,604

Construction Materials (0.1%):
2,757	Vulcan Materials Co.	183,203

Consumer Finance (0.9%):
12,393	Capital One Financial Corp.	956,244
10,404	Discover Financial Services	605,409
481	Santander Consumer USA Holdings, Inc. *	11,582
9,424	SLM Corp.	230,700

		1,803,935

Containers & Packaging (0.3%):
431	AptarGroup, Inc.	28,489
1,454	Avery Dennison Corp.	73,674
1,250	Bemis Co., Inc.	49,050
457	Crown Holdings, Inc. *	20,446
546	Greif, Inc., Class A	28,660
3,753	MeadWestvaco Corp.	141,263
1,470	Owens-Illinois, Inc. *	49,730
436	Rock-Tenn Co., Class A	46,029
2,120	Sonoco Products Co.	86,962

		524,303

Distributors (0.0%):
185	Genuine Parts Co.	16,067

Diversified Consumer Services (0.1%):
2,083	Apollo Group, Inc., Class A *	71,321
1,322	DeVry, Inc.	56,040

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services, continued
93	Graham Holdings Co., Class B	$65,449
1,002	Service Corp. International	19,920
267	Weight Watchers International, Inc. ^	5,484

		218,214

Diversified Financial Services (8.6%):
228,872	Bank of America Corp.	3,936,598
38,207	Berkshire Hathaway, Inc., Class B *	4,774,730
64,601	Citigroup, Inc.	3,075,008
6,723	CME Group, Inc.	497,569
1,626	ING U.S., Inc.	58,975
1,054	Interactive Brokers Group, Inc., Class A	22,840
880	IntercontinentalExchange Group, Inc.	174,090
80,245	JPMorgan Chase & Co.	4,871,675
5,416	Leucadia National Corp.	151,648
265	LPL Financial Holdings, Inc.	13,923
1,521	MSCI, Inc., Class A *	65,433
2,334	NASDAQ OMX Group, Inc. (The)	86,218

		17,728,707

Diversified Telecommunication Services (2.3%):
114,220	AT&T, Inc.	4,005,696
12,300	CenturyLink, Inc.	403,932
21,119	Frontier Communications Corp. ^	120,378
458	Intelsat SA *	8,574
2,426	Level 3 Communications, Inc. *	94,954
702	Windstream Holdings, Inc. ^	5,784

		4,639,318

Electric Utilities (3.0%):
10,311	American Electric Power Co., Inc.	522,355
14,972	Duke Energy Corp.	1,066,306
6,912	Edison International	391,288
3,781	Entergy Corp.	252,760
18,156	Exelon Corp.	609,315
8,872	FirstEnergy Corp.	301,914
3,219	Great Plains Energy, Inc.	87,042
2,136	Hawaiian Electric Industries, Inc.	54,297
9,009	NextEra Energy, Inc.	861,441
6,674	Northeast Utilities	303,667
4,205	OGE Energy Corp.	154,576
5,237	Pepco Holdings, Inc.	107,254
2,328	Pinnacle West Capital Corp.	127,248
13,401	PPL Corp.	444,109
18,465	Southern Co. (The)	811,352
2,666	Westar Energy, Inc.	93,737

		6,188,661

Electrical Equipment (0.6%):
755	Babcock & Wilcox Co. (The)	25,066
10,037	Eaton Corp. plc	753,978
3,843	Emerson Electric Co.	256,713
354	Hubbell, Inc., Class B	42,434
961	Regal-Beloit Corp.	69,874

		1,148,065

Electronic Equipment, Instruments & Components (0.6%):
2,230	Arrow Electronics, Inc. *	132,373

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
2,907	Avnet, Inc.	$135,263
1,040	AVX Corp.	13,707
373	Cdw Corp. of Delaware	10,235
29,533	Corning, Inc.	614,877
588	Dolby Laboratories, Inc., Class A *^	26,166
933	FLIR Systems, Inc.	33,588
3,203	Ingram Micro, Inc., Class A *	94,681
4,338	Jabil Circuit, Inc.	78,084
485	Knowles Corp. *	15,311
823	Tech Data Corp. *	50,170
2,873	Vishay Intertechnology, Inc.	42,750

		1,247,205

Energy Equipment & Services (1.2%):
1,011	Atwood Oceanics, Inc. *	50,944
8,783	Baker Hughes, Inc.	571,072
1,751	Cameron International Corp. *	108,159
1,473	Diamond Offshore Drilling, Inc. ^	71,823
414	Frank’s International NV	10,259
2,013	Helmerich & Payne, Inc.	216,518
5,114	McDermott International, Inc. *^	39,991
6,250	Nabors Industries, Ltd.	154,063
9,065	National-Oilwell Varco, Inc.	705,893
1,159	Oil States International, Inc. *	114,277
3,087	Patterson-UTI Energy, Inc.	97,796
2,603	Rowan Cos. plc, Class A *	87,669
293	RPC, Inc.	5,983
3,354	Superior Energy Services, Inc.	103,169
1,062	Tidewater, Inc.	51,634
1,056	Unit Corp. *	69,041

		2,458,291

Food & Staples Retailing (1.7%):
23,015	CVS Caremark Corp.	1,722,903
4,714	Safeway, Inc.	174,135
130	Sprouts Farmers Market, Inc. *	4,684
8,234	Sysco Corp.	297,494
4,965	Walgreen Co.	327,839
11,513	Wal-Mart Stores, Inc.	879,939

		3,406,994

Food Products (1.3%):
12,918	Archer-Daniels-Midland Co.	560,512
3,121	Bunge, Ltd.	248,151
1,297	Campbell Soup Co.	58,209
676	ConAgra Foods, Inc.	20,976
2,023	Dean Foods Co.	31,276
1,429	Ingredion, Inc.	97,286
1,978	J.M. Smucker Co. (The)	192,341
440	Kellogg Co.	27,592
37,856	Mondelez International, Inc., Class A	1,307,926
309	Pinnacle Foods, Inc.	9,227
5,942	Tyson Foods, Inc., Class A	261,507

		2,815,003

Gas Utilities (0.3%):
2,498	AGL Resources, Inc.	122,302
2,115	Atmos Energy Corp.	99,680
1,551	National Fuel Gas Co.	108,632
67	One Gas, Inc. *	2,407
269	ONEOK, Inc.	15,938
3,174	Questar Corp. +	75,478

Shares		Fair Value
Common Stocks, continued
Gas Utilities, continued
2,400	UGI Corp.	$109,464

		533,901

Health Care Equipment & Supplies (2.5%):
33,070	Abbott Laboratories	1,273,526
1,747	Alere, Inc. *	60,009
28,620	Boston Scientific Corp. *	386,942
4,421	CareFusion Corp. *	177,813
271	Cooper Cos., Inc. (The)	37,225
9,981	Covidien plc	735,200
2,172	DENTSPLY International, Inc.	99,999
1,259	Hill-Rom Holdings, Inc.	48,522
3,982	Hologic, Inc. *	85,613
21,554	Medtronic, Inc.	1,326,432
2,188	St. Jude Medical, Inc.	143,073
2,944	Stryker Corp.	239,848
862	Teleflex, Inc.	92,441
3,372	Zimmer Holdings, Inc.	318,924

		5,025,567

Health Care Providers & Services (2.6%):
5,890	Aetna, Inc.	441,573
7,252	Cardinal Health, Inc.	507,495
5,702	CIGNA Corp.	477,428
1,849	Community Health Systems, Inc. *	72,425
370	Envision Healthcare Holdings, Inc. *	12,517
2,071	Express Scripts Holding Co. *	155,511
5,263	HCA Holdings, Inc. *	276,308
1,711	Health Net, Inc. *	58,191
3,342	Humana, Inc.	376,710
998	LifePoint Hospitals, Inc. *	54,441
766	MEDNAX, Inc. *	47,477
2,226	Omnicare, Inc.	132,825
200	Patterson Cos., Inc.	8,352
237	Premier, Inc., Class A *	7,809
2,882	Quest Diagnostics, Inc.	166,925
326	Quintiles Transnational Holdings, Inc. *	16,551
21,664	UnitedHealth Group, Inc.	1,776,232
642	Universal Health Services, Inc., Class B	52,689
1,900	VCA Antech, Inc. *	61,237
5,993	WellPoint, Inc.	596,604

		5,299,300

Health Care Technology (0.0%):
3,804	Allscripts Healthcare Solutions, Inc. *	68,586

Hotels Restaurants & Leisure (0.0%):
101	ARAMARK Holdings Corp.	2,921

Hotels, Restaurants & Leisure (0.6%):
8,862	Carnival Corp.	335,516
568	Choice Hotels International, Inc.	26,128
977	Darden Restaurants, Inc. ^	49,593
1,232	Hilton Worldwide Holdings, Inc. *	27,400
927	Hyatt Hotels Corp., Class A *	49,882
591	Marriott International, Inc., Class A	33,108
7,886	MGM Resorts International *	203,931
36	Norwegian Cruise Line Holdings, Ltd. *	1,162
1,473	Penn National Gaming, Inc. *	18,147

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
3,465	Royal Caribbean Cruises, Ltd.	$189,050
2,374	Starwood Hotels & Resorts Worldwide, Inc.	188,970
5,701	Wendy’s Co. (The)	51,993

		1,174,880

Household Durables (0.7%):
5,969	D.R. Horton, Inc.	129,229
2,601	Garmin, Ltd. ^	143,731
1,442	Harman International Industries, Inc.	153,429
3,002	Leggett & Platt, Inc.	97,985
3,506	Lennar Corp.	138,908
1,287	Mohawk Industries, Inc. *	175,006
2,597	Newell Rubbermaid, Inc.	77,650
17	NVR, Inc. *	19,499
124	Taylor Morrison Home Corp., Class A *	2,914
3,764	Toll Brothers, Inc. *	135,128
1,562	Whirlpool Corp.	233,456

		1,306,935

Household Products (2.4%):
467	Clorox Co. (The) ^	41,101
1,319	Energizer Holdings, Inc.	132,876
1,339	Kimberly-Clark Corp.	147,625
58,189	Procter & Gamble Co. (The)	4,690,033

		5,011,635

Independent Power and Renewable Electricity Producers (0.3%):
13,171	AES Corp. (The)	188,082
6,854	Calpine Corp. *	143,317
6,841	NRG Energy, Inc.	217,544

		548,943

Industrial Conglomerates (3.3%):
2,255	3M Co.	305,913
1,269	Carlisle Cos., Inc.	100,682
10,122	Danaher Corp.	759,150
219,531	General Electric Co.	5,683,658

		6,849,403

Insurance (5.2%):
7,217	ACE, Ltd.	714,917
9,891	AFLAC, Inc.	623,529
358	Alleghany Corp. *	145,842
389	Allied World Assurance Co. Holdings AG	40,141
113	Allied World Assurance Co. Holdings AG	11,660
9,942	Allstate Corp. (The)	562,518
1,437	American Financial Group, Inc.	82,929
31,360	American International Group, Inc.	1,568,313
159	American National Insurance Co.	17,975
1,497	Aon plc	126,167
2,645	Arch Capital Group, Ltd. *	152,193
1,422	Aspen Insurance Holdings, Ltd.	56,453
1,529	Assurant, Inc.	99,324
3,584	Assured Guaranty, Ltd.	90,747
1,798	Axis Capital Holdings, Ltd.	82,438
1,383	Brown & Brown, Inc.	42,541
4,472	Chubb Corp. (The)	399,350
3,467	Cincinnati Financial Corp.	168,704
576	CNA Financial Corp.	24,607

Shares		Fair Value
Common Stocks, continued
Insurance, continued
614	Endurance Specialty Holdings, Ltd.	$33,052
1,012	Everest Re Group, Ltd.	154,886
5,379	Fidelity National Financial, Inc., Class A	169,116
10,461	Genworth Financial, Inc., Class A *	185,474
682	Hanover Insurance Group, Inc. (The)	41,902
9,671	Hartford Financial Services Group, Inc. (The)	341,096
2,107	HCC Insurance Holdings, Inc.	95,847
1,031	Kemper Corp.	40,384
5,695	Lincoln National Corp.	288,566
5,994	Loews Corp.	264,036
293	Markel Corp. *	174,657
3,883	Marsh & McLennan Cos., Inc.	191,432
3,073	MBIA, Inc. *	42,991
579	Mercury General Corp.	26,101
18,966	MetLife, Inc.	1,001,405
5,443	Old Republic International Corp.	89,265
1,142	PartnerRe, Ltd.	118,197
6,225	Principal Financial Group, Inc.	286,288
1,340	ProAssurance Corp.	59,670
2,560	Progressive Corp. (The)	62,003
1,679	Protective Life Corp.	88,299
6,064	Prudential Financial, Inc.	513,318
1,556	Reinsurance Group of America, Inc.	123,904
898	RenaissanceRe Holdings, Ltd.	87,645
950	StanCorp Financial Group, Inc.	63,460
1,949	Torchmark Corp.	153,386
5,475	Travelers Cos., Inc. (The)	465,923
5,663	UnumProvident Corp.	199,961
1,837	Validus Holdings, Ltd.	69,273
2,198	W.R. Berkley Corp.	91,481
132	White Mountains Insurance Group, Ltd.	79,187
5,906	XL Group plc, Class B	184,563

		10,797,116

Internet & Catalog Retail (0.1%):
9,750	Liberty Media Corp. - Interactive, Class A *	281,482
108	zulily, Inc., Class A *	5,421

		286,903

Internet Software & Services (0.4%):
1,654	AOL, Inc. *	72,396
434	Twitter, Inc. *^	20,255
18,974	Yahoo!, Inc. *	681,166

		773,817

IT Services (0.5%):
3,415	Amdocs, Ltd.	158,661
37	Booz Allen Hamilton Holding Corp.	814
3,186	Computer Sciences Corp.	193,773
2,068	CoreLogic, Inc. *	62,123
132	DST Systems, Inc.	12,512
5,603	Fidelity National Information Services, Inc.	299,479
1,583	Leidos Holdings, Inc.	55,991
706	Paychex, Inc.	30,076
904	Science Applications International Corp.	33,801

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
795	Total System Services, Inc.	$24,176
2,267	VeriFone Systems, Inc. *	76,670

		948,076

Leisure Products (0.0%):
371	Hasbro, Inc.	20,635

Life Sciences Tools & Services (0.9%):
6,503	Agilent Technologies, Inc.	363,648
444	Bio-Rad Laboratories, Inc., Class A *	56,885
584	Charles River Laboratories International, Inc. *	35,239
2,382	PerkinElmer, Inc.	107,333
4,922	QIAGEN NV *^	103,805
428	Techne Corp.	36,538
8,294	Thermo Fisher Scientific, Inc.	997,270

		1,700,718

Machinery (2.1%):
2,055	AGCO Corp.	113,354
11,428	Caterpillar, Inc.	1,135,599
80	Crane Co.	5,692
718	Cummins, Inc.	106,975
249	Donaldson Co., Inc.	10,558
958	Dover Corp.	78,317
1,615	Harsco Corp.	37,839
121	IDEX Corp.	8,820
4,747	Illinois Tool Works, Inc.	386,073
1,711	Ingersoll-Rand plc	97,938
2,142	Joy Global, Inc. ^	124,236
1,682	Kennametal, Inc.	74,513
1,049	Navistar International Corp. *^	35,530
1,856	Oshkosh Corp.	109,263
6,536	PACCAR, Inc.	440,787
3,167	Parker Hannifin Corp.	379,122
4,335	Pentair, Ltd., Registered Shares	343,939
1,092	Snap-On, Inc.	123,920
983	SPX Corp.	96,639
3,133	Stanley Black & Decker, Inc.	254,525
2,341	Terex Corp.	103,706
1,820	Timken Co.	106,980
1,674	Trinity Industries, Inc.	120,645
3,686	Xylem, Inc.	134,244

		4,429,214

Marine (0.0%):
503	Kirby Corp. *	50,929

Media (2.8%):
1,116	CBS Corp., Class B	68,969
4,231	Comcast Corp., Class A	211,635
1,600	DreamWorks Animation SKG, Inc., Class A *	42,480
4,855	Gannett Co., Inc.	133,998
4,879	Interpublic Group of Cos., Inc. (The)	83,626
987	John Wiley & Sons, Inc., Class A	56,891
2,475	Liberty Global plc, Series C *	100,757
61	Liberty Global plc, Class A *	2,538
2,031	Liberty Media Corp. *	265,513
3,071	McGraw-Hill Cos., Inc. (The)	234,317
2,830	News Corp., Class A *	48,733
1,390	Regal Entertainment Group, Class A ^	25,965
34,372	Sirius XM Holdings, Inc. *	109,990

Shares		Fair Value
Common Stocks, continued
Media, continued
285	Starz - Liberty Capital *	$9,200
7,920	Thomson Reuters Corp.	270,865
19,775	Time Warner, Inc.	1,291,901
11,088	Twenty-First Century Fox, Inc.	354,483
29,750	Walt Disney Co. (The)	2,382,082

		5,693,943

Metals & Mining (1.1%):
22,686	Alcoa, Inc.	291,969
2,259	Allegheny Technologies, Inc.	85,119
1,004	Carpenter Technology Corp.	66,304
3,275	Cliffs Natural Resources, Inc. ^	67,007
21,942	Freeport-McMoRan Copper & Gold, Inc.	725,621
10,444	Newmont Mining Corp.	244,807
6,742	Nucor Corp.	340,741
1,619	Reliance Steel & Aluminum Co.	114,399
1,039	Royal Gold, Inc.	65,062
4,610	Steel Dynamics, Inc.	82,012
1,616	Tahoe Resources, Inc. *	34,178
3,018	United States Steel Corp. ^	83,327

		2,200,546

Multiline Retail (0.3%):
929	Big Lots, Inc. *	35,181
191	Dillard’s, Inc., Class A	17,648
5,135	J.C. Penney Co., Inc. *^	44,264
4,445	Kohl’s Corp.	252,477
1,818	Macy’s, Inc.	107,789
940	Sears Holdings Corp. *^	44,894
2,940	Target Corp.	177,899

		680,152

Multi-Utilities (2.4%):
2,348	Alliant Energy Corp.	133,390
5,147	Ameren Corp.	212,056
9,091	CenterPoint Energy, Inc.	215,366
5,661	CMS Energy Corp.	165,754
6,214	Consolidated Edison, Inc.	333,381
12,255	Dominion Resources, Inc.	869,981
3,691	DTE Energy Co.	274,204
1,663	Integrys Energy Group, Inc.	99,198
4,006	MDU Resources Group, Inc.	137,446
6,620	NiSource, Inc.	235,209
9,380	PG&E Corp.	405,216
10,734	Public Service Enterprise Group, Inc.	409,395
2,959	SCANA Corp.	151,856
5,168	Sempra Energy	500,056
4,656	TECO Energy, Inc.	79,850
1,784	Vectren Corp.	70,272
4,852	Wisconsin Energy Corp.	225,861
10,549	Xcel Energy, Inc.	320,268

		4,838,759

Oil, Gas & Consumable Fuels (13.1%):
10,054	Anadarko Petroleum Corp.	852,177
438	Antero Resources Corp. *	27,419
8,313	Apache Corp.	689,563
12,291	Chesapeake Energy Corp.	314,895
41,156	Chevron Corp.	4,893,860
1,834	Cimarex Energy Co.	218,448
497	Cobalt International Energy, Inc. *	9,105
25,968	ConocoPhillips	1,826,849
4,850	CONSOL Energy, Inc.	193,758
7,897	Denbury Resources, Inc.	129,511

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
8,613	Devon Energy Corp.	$576,468
1,532	Energen Corp.	123,801
373	EOG Resources, Inc.	73,171
391	EP Energy Corp., Class A *	7,652
277	EQT Corp.	26,861
94,403	Exxon Mobil Corp.	9,221,284
949	Golar LNG, Ltd.	39,564
342	Gulfport Energy Corp. *	24,344
6,185	Hess Corp.	512,613
4,309	HollyFrontier Corp.	205,022
1,206	Kinder Morgan, Inc.	39,183
128	Laredo Petroleum Holdings, Inc. *	3,310
15,037	Marathon Oil Corp.	534,114
6,387	Marathon Petroleum Corp.	555,924
3,825	Murphy Oil Corp.	240,440
2,836	Newfield Exploration Co. *	88,937
6,642	Noble Energy, Inc.	471,848
17,092	Occidental Petroleum Corp.	1,628,697
513	PBF Energy, Inc.	13,235
5,650	Peabody Energy Corp.	92,321
12,466	Phillips 66	960,630
759	Pioneer Natural Resources Co.	142,039
3,386	QEP Resources, Inc.	99,684
10,718	SandRidge Energy, Inc. ^	65,809
14,196	Spectra Energy Corp.	524,400
791	Teekay Shipping Corp.	44,486
2,874	Tesoro Corp.	145,396
3,207	Ultra Petroleum Corp. *	86,236
11,569	Valero Energy Corp.	614,314
2,300	Whiting Petroleum Corp. *	159,597
6,532	Williams Cos., Inc. (The)	265,069
1,277	World Fuel Services Corp.	56,316
4,178	WPX Energy, Inc. *	75,329

		26,873,679

Paper & Forest Products (0.1%):
701	Domtar Corp.	78,666
1,348	International Paper Co.	61,846

		140,512

Personal Products (0.0%):
417	Coty, Inc., Class A	6,247

Pharmaceuticals (7.4%):
4,844	Bristol-Myers Squibb Co.	251,646
16,424	Eli Lilly & Co.	966,717
5,658	Forest Laboratories, Inc. *	522,064
3,511	Hospira, Inc. *	151,851
51,942	Johnson & Johnson Co.	5,102,264
1,228	Mallinckrodt plc *	77,867
64,107	Merck & Co., Inc.	3,639,354
141,993	Pfizer, Inc.	4,560,815

		15,272,578

Professional Services (0.1%):
64	Dun & Bradstreet Corp.	6,358
1,631	Manpower, Inc.	128,572
3,966	Nielsen Holdings NV	177,002
1,383	Towers Watson & Co., Class A	157,731

		469,663

Real Estate Investment Trusts (REITs) (3.9%):
1,506	Alexandria Real Estate Equities, Inc.	109,275
2,244	American Campus Communities, Inc.	83,813

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
7,555	American Capital Agency Corp.	$162,357
886	American Homes 4 Rent, Class A	14,805
20,062	Annaly Capital Management, Inc.	220,080
1,427	Apartment Investment & Management Co., Class A	43,124
2,745	AvalonBay Communities, Inc.	360,474
3,990	BioMed Realty Trust, Inc.	81,755
2,914	Boston Properties, Inc.	333,740
3,395	Brandywine Realty Trust	49,092
1,621	BRE Properties, Inc.	101,766
809	Brixmor Property Group, Inc.	17,256
1,793	Camden Property Trust	120,741
2,376	CBL & Associates Properties, Inc.	42,174
22,007	Chimera Investment Corp.	67,341
2,536	CommonWealth REIT	66,697
1,853	Corporate Office Properties Trust	49,364
6,334	DDR Corp.	104,384
596	Digital Realty Trust, Inc. ^	31,636
3,053	Douglas Emmett, Inc.	82,858
6,790	Duke Realty Corp.	114,615
502	Equity Lifestyle Properties, Inc.	20,406
7,640	Equity Residential Property Trust	443,045
805	Essex Property Trust, Inc.	136,890
2,149	Extra Space Storage, Inc.	104,248
485	Federal Realty Investment Trust	55,639
2,061	Gaming & Leisure Properties, Inc.	75,144
11,886	General Growth Properties, Inc.	261,492
2,143	Hatteras Financial Corp.	40,396
9,642	HCP, Inc.	374,014
6,037	Health Care REIT, Inc.	359,806
2,418	Healthcare Trust of America, Inc.	27,541
1,224	Home Properties, Inc.	73,587
3,224	Hospitality Properties Trust	92,593
15,799	Host Hotels & Resorts, Inc.	319,772
1,711	Kilroy Realty Corp.	100,230
8,671	Kimco Realty Corp.	189,721
2,766	Liberty Property Trust	102,231
2,917	Macerich Co. (The)	181,817
1,907	Mack-Cali Realty Corp.	39,647
7,832	MFA Financial, Inc.	60,698
1,571	Mid-America Apartment Communities, Inc.	107,252
2,476	National Retail Properties, Inc. ^	84,976
3,386	Piedmont Office Realty Trust, Inc., Class A	58,070
1,183	Post Properties, Inc.	58,085
10,569	ProLogis, Inc.	431,533
212	Public Storage, Inc.	35,720
4,369	Realty Income Corp. ^	178,517
1,154	Regency Centers Corp.	58,923
2,904	Retail Properties of America, Inc., Class A	39,320

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
3,731	Senior Housing Properties Trust	$83,836
1,665	Simon Property Group, Inc.	273,060
1,878	SL Green Realty Corp.	188,964
6,468	Spirit Realty Capital, Inc.	71,019
4,096	Starwood Property Trust, Inc.	96,625
844	Starwood Waypoint Residential Trust *	24,299
1,122	Taubman Centers, Inc.	79,426
7,817	Two Harbors Investment Corp.	80,124
5,293	UDR, Inc.	136,718
3,414	Ventas, Inc.	206,786
3,197	Vornado Realty Trust	315,096
2,607	Weingarten Realty Investors	78,210
1,230	WP Carey, Inc.	73,886

		8,076,709

Real Estate Management & Development (0.2%):
3,423	Forest City Enterprises, Inc., Class A *	65,379
834	Howard Hughes Corp. (The) *	119,020
930	Jones Lang LaSalle, Inc.	110,205
280	Realogy Holdings Corp. *	12,166
1,251	St. Joe Co. (The) *^	24,082

		330,852

Road & Rail (0.5%):
73	AMERCO, Inc.	16,945
775	Con-way, Inc.	31,837
10,862	CSX Corp.	314,672
528	Genesee & Wyoming, Inc., Class A *	51,385
5,475	Norfolk Southern Corp.	532,006
1,087	Ryder System, Inc.	86,873

		1,033,718

Semiconductors & Semiconductor Equipment (2.4%):
4,448	Altera Corp.	161,196
3,713	Analog Devices, Inc.	197,309
8,641	Applied Materials, Inc.	176,449
449	Avago Technologies, Ltd.	28,920
6,820	Broadcom Corp., Class A	214,694
2,763	Fairchild Semiconductor International, Inc. *	38,102
1,420	First Solar, Inc. *	99,102
84	Freescale Semiconductor Holdings I, Ltd. *^	2,050
678	Freescale Semiconductor, Ltd. *	16,550
98,680	Intel Corp.	2,546,930
3,520	KLA-Tencor Corp.	243,372
2,644	Lam Research Corp. *	145,420
10,259	LSI Corp.	113,567
8,370	Marvell Technology Group, Ltd.	131,828
21,853	Micron Technology, Inc. *	517,041
12,260	NVIDIA Corp.	219,577
484	ON Semiconductor Corp. *	4,550
123	Silicon Laboratories, Inc. *	6,427
702	Skyworks Solutions, Inc. *	26,339
4,083	Teradyne, Inc. *	81,211

		4,970,634

Software (0.7%):
5,620	Activision Blizzard, Inc.	114,873

Shares		Fair Value
Common Stocks, continued
Software, continued
6,495	Adobe Systems, Inc. *	$426,980
1,003	Autodesk, Inc. *	49,328
6,954	CA, Inc.	215,365
4,621	Compuware Corp.	48,521
1,520	Electronic Arts, Inc. *	44,095
86	FireEye, Inc. *^	5,295
1,432	Micros Systems, Inc. *	75,796
5,486	Nuance Communications, Inc. *	94,195
1,851	Rovi Corp. *	42,166
4,052	Symantec Corp.	80,918
3,255	Synopsys, Inc. *	125,025
103	Veeva Systems, Inc., Class A *^	2,750
13,084	Zynga, Inc. *	56,261

		1,381,568

Specialty Retail (0.4%):
1,328	Aaron’s, Inc.	40,159
1,497	Abercrombie & Fitch Co., Class A	57,635
1,488	American Eagle Outfitters, Inc.	18,213
2,369	Ascena Retail Group, Inc. *	40,936
4,221	Best Buy Co., Inc.	111,477
223	Chico’s FAS, Inc.	3,575
1,300	CST Brands, Inc.	40,612
138	DSW, Inc., Class A	4,949
2,804	Foot Locker, Inc.	131,731
2,497	GameStop Corp., Class A ^	102,627
1,237	Guess?, Inc.	34,141
1,038	Murphy USA, Inc. *	42,132
1,567	Signet Jewelers, Ltd.	165,883
14,084	Staples, Inc.	159,712

		953,782

Technology Hardware, Storage & Periipherals (0.0%):
117	Nimble Storage, Inc. *	4,433

Technology Hardware, Storage & Peripherals (2.7%):
4,843	Apple, Inc.	2,599,432
1,380	Diebold, Inc.	55,048
22,284	EMC Corp.	610,804
41,241	Hewlett-Packard Co.	1,334,559
1,364	Lexmark International, Inc., Class A	63,140
2,617	SanDisk Corp.	212,474
339	Stratasys, Ltd. *	35,965
4,482	Western Digital Corp.	411,537
26,049	Xerox Corp.	294,354
976	Zebra Technologies Corp., Class A *	67,744

		5,685,057

Textiles, Apparel & Luxury Goods (0.0%):
420	Deckers Outdoor Corp. *^	33,486
201	PVH Corp.	25,079

		58,565

Thrifts & Mortgage Finance (0.2%):
1,396	BankUnited, Inc.	48,539
11,155	Hudson City Bancorp, Inc.	109,654
9,352	New York Community Bancorp, Inc.	150,287
6,504	People’s United Financial, Inc.	96,714
1,747	TFS Financial Corp. *	21,715
2,256	Washington Federal, Inc.	52,565

		479,474

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Tobacco (0.0%):
1,639	Reynolds American, Inc.	$87,555

Trading Companies & Distributors (0.1%):
1,464	Air Lease Corp.	54,593
1,003	GATX Corp.	68,084
492	HD Supply Holdings, Inc. *	12,866
1,029	MRC Global, Inc. *	27,742
944	WESCO International, Inc. *	78,559

		241,844

Water Utilities (0.1%):
3,770	American Water Works Co., Inc.	171,158
471	Aqua America, Inc.	11,808

		182,966

Wireless Telecommunication Services (0.2%):
14,695	Sprint Corp. *^	135,048
2,025	Telephone & Data Systems, Inc.	53,075
4,014	T-Mobile US, Inc.	132,582
299	United States Cellular Corp.	12,262

		332,967

Total Common Stocks (Cost $140,324,573)		202,109,869

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (0.8%):
$1,710,735	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	1,710,735

Total Securities Held as Collateral for Securities on Loan (Cost $1,710,735)		1,710,735

Unaffiliated Investment Company (1.8%):
3,633,596	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	3,633,596

Total Unaffiliated Investment Company (Cost $3,633,596)		3,633,596

Total Investment Securities (Cost $145,668,904)(c) - 100.8%		207,454,200
Net other assets (liabilities) - (0.8)%		(1,729,220)

Net Assets - 100.0%		$205,724,980

Percentages indicated are based on net assets as of March 31, 2014.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014, was $1,681,500.
+	Affiliated Securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2014.
(b)	The rate represents the effective yield at March 31, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Futures Contracts

Cash of $223,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/20/14	44	$4,102,120	$13,718

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (96.5%):
Aerospace & Defense (2.6%):
64,130	Boeing Co. (The)	$8,047,673
30,487	General Dynamics Corp.	3,320,644
73,525	Honeywell International, Inc.	6,820,178
8,050	L-3 Communications Holdings, Inc.	951,108
25,317	Lockheed Martin Corp.	4,132,747
20,323	Northrop Grumman Corp.	2,507,452
13,618	Precision Castparts Corp.	3,442,086
29,490	Raytheon Co.	2,913,317
12,682	Rockwell Collins, Inc.	1,010,375
26,489	Textron, Inc.	1,040,753
78,953	United Technologies Corp.	9,224,868

		43,411,201

Air Freight & Logistics (0.7%):
13,920	C.H. Robinson Worldwide, Inc.	729,269
19,002	Expeditors International of Washington, Inc.	753,049
26,050	FedEx Corp.	3,453,188
66,634	United Parcel Service, Inc., Class B	6,488,819

		11,424,325

Airlines (0.3%):
79,643	Delta Air Lines, Inc.	2,759,630
65,823	Southwest Airlines Co.	1,554,081

		4,313,711

Auto Components (0.4%):
21,373	BorgWarner, Inc.	1,313,798
26,153	Delphi Automotive plc	1,774,743
23,260	Goodyear Tire & Rubber Co.	607,784
62,263	Johnson Controls, Inc.	2,946,285

		6,642,610

Automobiles (0.7%):
369,797	Ford Motor Co.	5,768,833
122,236	General Motors Co.	4,207,363
20,651	Harley-Davidson, Inc.	1,375,563

		11,351,759

Banks (2.9%):
66,657	BB&T Corp.	2,677,612
17,085	Comerica, Inc.	885,003
79,838	Fifth Third Bancorp	1,832,282
78,088	Huntington Bancshares, Inc.	778,537
83,391	KeyCorp	1,187,488
12,286	M&T Bank Corp.	1,490,292
50,077	PNC Financial Services Group, Inc.	4,356,699
133,105	Regions Financial Corp.	1,478,797
50,134	SunTrust Banks, Inc.	1,994,832
170,894	U.S. Bancorp	7,324,517
448,979	Wells Fargo & Co.	22,332,214
17,401	Zions Bancorp	539,083

		46,877,356

Beverages (2.1%):
15,514	Beam, Inc.	1,292,316
15,199	Brown-Forman Corp., Class B	1,363,198
355,287	Coca-Cola Co. (The)	13,735,396
22,284	Coca-Cola Enterprises, Inc.	1,064,284
15,683	Constellation Brands, Inc., Class A *	1,332,585
18,498	Dr Pepper Snapple Group, Inc.	1,007,401
14,855	Molson Coors Brewing Co., Class B	874,365
12,685	Monster Beverage Corp. *	880,973

Shares		Fair Value
Common Stocks, continued
Beverages, continued
142,756	PepsiCo, Inc.	$11,920,126

		33,470,644

Biotechnology (2.3%):
18,550	Alexion Pharmaceuticals, Inc. *	2,822,012
70,794	Amgen, Inc.	8,731,732
22,166	Biogen Idec, Inc. *	6,779,914
38,071	Celgene Corp. *	5,314,712
144,236	Gilead Sciences, Inc. *	10,220,562
7,385	Regeneron Pharmaceuticals, Inc. *	2,217,568
22,107	Vertex Pharmaceuticals, Inc. *	1,563,407

		37,649,907

Building Products (0.1%):
8,437	Allegion plc	440,158
33,344	Masco Corp.	740,571

		1,180,729

Capital Markets (2.1%):
17,897	Ameriprise Financial, Inc.	1,969,923
106,429	Bank of New York Mellon Corp. (The)	3,755,879
11,781	BlackRock, Inc., Class A +	3,704,889
109,585	Charles Schwab Corp. (The)	2,994,958
27,032	E*TRADE Financial Corp. *	622,277
37,857	Franklin Resources, Inc.	2,051,092
39,482	Goldman Sachs Group, Inc. (The)	6,469,126
40,615	Invesco, Ltd.	1,502,755
9,809	Legg Mason, Inc.	481,033
131,528	Morgan Stanley	4,099,728
20,902	Northern Trust Corp.	1,370,335
40,473	State Street Corp.	2,814,897
24,574	T. Rowe Price Group, Inc.	2,023,669

		33,860,561

Chemicals (2.5%):
19,848	Air Products & Chemicals, Inc.	2,362,706
6,247	Airgas, Inc.	665,368
5,201	CF Industries Holdings, Inc.	1,355,589
114,004	Dow Chemical Co. (The)	5,539,454
86,925	E.I. du Pont de Nemours & Co.	5,832,668
14,296	Eastman Chemical Co.	1,232,458
25,382	Ecolab, Inc.	2,741,002
12,448	FMC Corp.	953,019
7,614	International Flavor & Fragrances, Inc.	728,431
40,486	LyondellBasell Industries NV, Class A	3,600,825
49,216	Monsanto Co.	5,599,304
31,828	Mosaic Co. (The)	1,591,400
12,988	PPG Industries, Inc.	2,512,658
27,565	Praxair, Inc.	3,610,188
7,994	Sherwin Williams Co.	1,575,857
11,177	Sigma Aldrich Corp.	1,043,708

		40,944,635

Commercial Services & Supplies (0.5%):
17,188	ADT Corp. (The) ^	514,781
9,407	Cintas Corp.	560,751
15,898	Iron Mountain, Inc.	438,308
19,064	Pitney Bowes, Inc.	495,473
25,373	Republic Services, Inc.	866,742
8,005	Stericycle, Inc. *	909,528
43,161	Tyco International, Ltd.	1,830,027

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
40,534	Waste Management, Inc.	$1,705,265

		7,320,875

Communications Equipment (1.7%):
483,016	Cisco Systems, Inc. #	10,824,389
7,074	F5 Networks, Inc. *	754,301
9,983	Harris Corp.	730,356
46,974	Juniper Networks, Inc. *	1,210,050
21,185	Motorola Solutions, Inc.	1,361,984
158,566	QUALCOMM, Inc.	12,504,514

		27,385,594

Construction & Engineering (0.2%):
15,035	Fluor Corp.	1,168,671
12,382	Jacobs Engineering Group, Inc. *	786,257
20,418	Quanta Services, Inc. *	753,424

		2,708,352

Construction Materials (0.1%):
12,242	Vulcan Materials Co.	813,481

Consumer Finance (0.9%):
85,684	American Express Co.	7,714,130
53,711	Capital One Financial Corp.	4,144,341
44,154	Discover Financial Services	2,569,321
40,197	SLM Corp.	984,023

		15,411,815

Containers & Packaging (0.2%):
9,025	Avery Dennison Corp.	457,297
13,178	Ball Corp.	722,286
9,488	Bemis Co., Inc.	372,309
16,369	MeadWestvaco Corp.	616,129
15,412	Owens-Illinois, Inc. *	521,388
18,324	Sealed Air Corp.	602,310

		3,291,719

Distributors (0.1%):
14,417	Genuine Parts Co.	1,252,116

Diversified Consumer Services (0.1%):
407	Graham Holdings Co., Class B	286,426
25,712	H&R Block, Inc.	776,246

		1,062,672

Diversified Financial Services (4.9%):
990,935	Bank of America Corp.	17,044,082
168,797	Berkshire Hathaway, Inc., Class B *	21,094,561
284,717	Citigroup, Inc.	13,552,529
29,588	CME Group, Inc.	2,189,808
10,779	IntercontinentalExchange Group, Inc.	2,132,410
355,077	JPMorgan Chase & Co.	21,556,725
29,282	Leucadia National Corp.	819,896
17,617	Moody’s Corp.	1,397,380
10,962	NASDAQ OMX Group, Inc. (The)	404,936

		80,192,327

Diversified Telecommunication Services (2.4%):
488,227	AT&T, Inc.	17,122,121
54,193	CenturyLink, Inc.	1,779,698
93,374	Frontier Communications Corp. ^	532,232
388,299	Verizon Communications, Inc.	18,471,383

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
55,683	Windstream Holdings, Inc. ^	$458,828

		38,364,262

Electric Utilities (1.6%):
45,737	American Electric Power Co., Inc.	2,317,036
66,242	Duke Energy Corp.	4,717,754
30,550	Edison International	1,729,436
16,743	Entergy Corp.	1,119,270
80,397	Exelon Corp.	2,698,123
39,263	FirstEnergy Corp.	1,336,120
40,824	NextEra Energy, Inc.	3,903,591
29,577	Northeast Utilities	1,345,754
23,578	Pepco Holdings, Inc.	482,877
10,369	Pinnacle West Capital Corp.	566,770
59,140	PPL Corp.	1,959,900
83,259	Southern Co. (The)	3,658,400

		25,835,031

Electrical Equipment (0.7%):
22,979	AMETEK, Inc.	1,183,189
44,567	Eaton Corp. plc	3,347,873
65,916	Emerson Electric Co.	4,403,189
13,013	Rockwell Automation, Inc.	1,620,769
9,334	Roper Industries, Inc.	1,246,182

		11,801,202

Electronic Equipment, Instruments & Components (0.4%):
14,838	Amphenol Corp., Class A	1,359,903
130,534	Corning, Inc.	2,717,717
13,233	FLIR Systems, Inc.	476,388
17,596	Jabil Circuit, Inc.	316,728
38,466	TE Connectivity, Ltd.	2,316,038

		7,186,774

Energy Equipment & Services (1.9%):
40,994	Baker Hughes, Inc.	2,665,430
20,327	Cameron International Corp. *	1,255,599
6,494	Diamond Offshore Drilling, Inc. ^	316,647
21,920	Ensco plc, Class A, ADR	1,156,938
22,097	FMC Technologies, Inc. *	1,155,452
79,783	Halliburton Co.	4,698,421
10,083	Helmerich & Payne, Inc.	1,084,527
24,481	Nabors Industries, Ltd.	603,457
40,181	National-Oilwell Varco, Inc.	3,128,894
23,838	Noble Corp. plc	780,456
11,606	Rowan Cos. plc, Class A *	390,890
122,583	Schlumberger, Ltd.	11,951,843
31,821	Transocean, Ltd. ^	1,315,480

		30,504,034

Food & Staples Retailing (2.2%):
41,231	Costco Wholesale Corp.	4,604,678
110,872	CVS Caremark Corp.	8,299,878
48,433	Kroger Co. (The)	2,114,100
21,594	Safeway, Inc.	797,682
54,850	Sysco Corp.	1,981,731
81,966	Walgreen Co.	5,412,215
151,703	Wal-Mart Stores, Inc.	11,594,661
34,878	Whole Foods Market, Inc.	1,768,663

		36,573,608

Food Products (1.6%):
61,733	Archer-Daniels-Midland Co.	2,678,595
16,772	Campbell Soup Co.	752,727
39,403	ConAgra Foods, Inc.	1,222,675

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
58,560	General Mills, Inc.	$3,034,579
14,060	Hershey Co.	1,467,864
12,573	Hormel Foods Corp.	619,472
9,722	J.M. Smucker Co. (The)	945,367
24,099	Kellogg Co.	1,511,248
12,110	Keurig Green Mountain, Inc.	1,278,695
55,914	Kraft Foods Group, Inc., Class A	3,136,775
12,334	McCormick & Co.	884,841
18,926	Mead Johnson Nutrition Co.	1,573,508
159,494	Mondelez International, Inc., Class A	5,510,519
25,207	Tyson Foods, Inc., Class A	1,109,360

		25,726,225

Gas Utilities (0.1%):
11,197	AGL Resources, Inc.	548,205
19,486	ONEOK, Inc.	1,154,546

		1,702,751

Health Care Equipment & Supplies (2.0%):
144,688	Abbott Laboratories	5,571,935
50,933	Baxter International, Inc.	3,747,650
18,084	Becton, Dickinson & Co.	2,117,275
124,164	Boston Scientific Corp. *	1,678,697
7,275	C.R. Bard, Inc.	1,076,555
19,539	CareFusion Corp. *	785,859
42,265	Covidien plc	3,113,240
13,325	DENTSPLY International, Inc.	613,483
10,056	Edwards Lifesciences Corp. *	745,854
3,580	Intuitive Surgical, Inc. *	1,568,004
93,843	Medtronic, Inc.	5,775,098
26,611	St. Jude Medical, Inc.	1,740,093
27,637	Stryker Corp.	2,251,586
9,710	Varian Medical Systems, Inc. *	815,543
15,876	Zimmer Holdings, Inc.	1,501,552

		33,102,424

Health Care Providers & Services (2.0%):
34,009	Aetna, Inc.	2,549,655
21,484	AmerisourceBergen Corp.	1,409,136
32,151	Cardinal Health, Inc.	2,249,927
25,651	CIGNA Corp.	2,147,758
16,592	DaVita, Inc. *	1,142,359
72,766	Express Scripts Holding Co. *	5,463,999
14,443	Humana, Inc.	1,628,015
7,998	Laboratory Corp. of America Holdings *	785,484
21,578	McKesson, Inc.	3,810,027
7,669	Patterson Cos., Inc.	320,257
13,493	Quest Diagnostics, Inc.	781,515
9,094	Tenet Healthcare Corp. *	389,314
92,753	UnitedHealth Group, Inc.	7,604,818
26,485	WellPoint, Inc.	2,636,582

		32,918,846

Health Care Technology (0.1%):
27,735	Cerner Corp. *	1,560,094

Hotels, Restaurants & Leisure (1.6%):
41,094	Carnival Corp.	1,555,819
2,909	Chipotle Mexican Grill, Inc. *	1,652,457
12,308	Darden Restaurants, Inc. ^	624,754
23,252	International Game Technology	326,923
20,733	Marriott International, Inc., Class A	1,161,463
92,817	McDonald’s Corp.	9,098,851

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
70,878	Starbucks Corp.	$5,201,028
17,996	Starwood Hotels & Resorts Worldwide, Inc.	1,432,482
12,015	Wyndham Worldwide Corp.	879,858
7,593	Wynn Resorts, Ltd.	1,686,785
41,524	Yum! Brands, Inc.	3,130,494

		26,750,914

Household Durables (0.4%):
26,769	D.R. Horton, Inc.	579,549
11,489	Garmin, Ltd. ^	634,882
6,356	Harman International Industries, Inc.	676,278
13,024	Leggett & Platt, Inc.	425,103
16,484	Lennar Corp.	653,096
5,735	Mohawk Industries, Inc. *	779,845
26,151	Newell Rubbermaid, Inc.	781,915
32,203	PulteGroup, Inc.	617,976
7,263	Whirlpool Corp.	1,085,529

		6,234,173

Household Products (1.9%):
12,181	Clorox Co. (The) ^	1,072,050
81,858	Colgate-Palmolive Co.	5,310,128
35,575	Kimberly-Clark Corp.	3,922,144
254,239	Procter & Gamble Co. (The)	20,491,663

		30,795,985

Independent Power and Renewable Electricity Producers (0.1%):
61,770	AES Corp. (The)	882,076
30,494	NRG Energy, Inc.	969,709

		1,851,785

Industrial Conglomerates (2.2%):
59,031	3M Co.	8,008,145
56,325	Danaher Corp.	4,224,375
940,769	General Electric Co.	24,356,510

		36,589,030

Insurance (2.8%):
31,567	ACE, Ltd.	3,127,027
42,740	AFLAC, Inc.	2,694,330
41,923	Allstate Corp. (The)	2,372,003
137,280	American International Group, Inc.	6,865,373
28,233	Aon plc	2,379,477
6,717	Assurant, Inc.	436,336
23,029	Chubb Corp. (The)	2,056,490
13,773	Cincinnati Financial Corp.	670,194
46,166	Genworth Financial, Inc., Class A *	818,523
41,899	Hartford Financial Services Group, Inc. (The)	1,477,778
24,726	Lincoln National Corp.	1,252,866
28,697	Loews Corp.	1,264,103
51,419	Marsh & McLennan Cos., Inc.	2,534,957
105,350	MetLife, Inc.	5,562,480
25,770	Principal Financial Group, Inc.	1,185,162
51,344	Progressive Corp. (The)	1,243,552
43,414	Prudential Financial, Inc.	3,674,995
8,304	Torchmark Corp.	653,525
33,036	Travelers Cos., Inc. (The)	2,811,364
24,393	UnumProvident Corp.	861,317
25,885	XL Group plc, Class B	808,906

		44,750,758

Internet & Catalog Retail (1.3%):
34,882	Amazon.com, Inc. *	11,738,490

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet & Catalog Retail, continued
9,619	Expedia, Inc.	$697,378
5,608	Netflix, Inc. *	1,974,184
4,890	Priceline.com, Inc. *	5,828,342
10,403	TripAdvisor, Inc. *	942,408

		21,180,802

Internet Software & Services (3.1%):
16,717	Akamai Technologies, Inc. *	973,097
109,255	eBay, Inc. *	6,035,246
160,184	Facebook, Inc., Class A *	9,649,484
26,469	Google, Inc., Class A *	29,499,965
11,781	VeriSign, Inc. *	635,114
87,983	Yahoo!, Inc. *	3,158,590

		49,951,496

IT Services (3.4%):
59,728	Accenture plc, Class A	4,761,516
4,986	Alliance Data Systems Corp. *	1,358,436
45,179	Automatic Data Processing, Inc.	3,490,530
56,956	Cognizant Technology Solutions Corp., Class A *	2,882,543
13,661	Computer Sciences Corp.	830,862
27,284	Fidelity National Information Services, Inc.	1,458,330
23,862	Fiserv, Inc. *	1,352,737
91,784	International Business Machines Corp.	17,667,501
95,681	MasterCard, Inc., Class A	7,147,371
30,357	Paychex, Inc.	1,293,208
14,928	Teradata Corp. *	734,308
15,438	Total System Services, Inc.	469,470
47,530	Visa, Inc., Class A	10,259,826
51,277	Western Union Co.	838,892

		54,545,530

Leisure Products (0.1%):
10,927	Hasbro, Inc.	607,760
31,914	Mattel, Inc.	1,280,070

		1,887,830

Life Sciences Tools & Services (0.5%):
31,264	Agilent Technologies, Inc.	1,748,283
10,608	PerkinElmer, Inc.	477,996
36,737	Thermo Fisher Scientific, Inc.	4,417,257
7,995	Waters Corp. *	866,738

		7,510,274

Machinery (1.7%):
59,806	Caterpillar, Inc.	5,942,922
16,274	Cummins, Inc.	2,424,663
34,666	Deere & Co.	3,147,673
15,912	Dover Corp.	1,300,806
12,901	Flowserve Corp.	1,010,664
36,651	Illinois Tool Works, Inc.	2,980,826
24,245	Ingersoll-Rand plc	1,387,784
9,389	Joy Global, Inc. ^	544,562
33,221	PACCAR, Inc.	2,240,424
10,291	Pall Corp.	920,736
13,983	Parker Hannifin Corp.	1,673,905
18,505	Pentair, Ltd., Registered Shares	1,468,187
5,432	Snap-On, Inc.	616,423
14,590	Stanley Black & Decker, Inc.	1,185,292
17,369	Xylem, Inc.	632,579

		27,477,446

Shares		Fair Value
Common Stocks, continued
Media (3.5%):
20,000	Cablevision Systems Corp., Class A	$337,400
51,744	CBS Corp., Class B	3,197,779
244,406	Comcast Corp., Class A	12,225,188
44,427	DIRECTV, Inc., Class A *	3,395,111
20,854	Discovery Communications, Inc., Class A *	1,724,626
21,287	Gannett Co., Inc.	587,521
39,760	Interpublic Group of Cos., Inc. (The)	681,486
25,411	McGraw-Hill Cos., Inc. (The)	1,938,859
46,781	News Corp., Class A *	805,569
24,211	Omnicom Group, Inc.	1,757,719
10,296	Scripps Networks Interactive, Class A	781,569
26,016	Time Warner Cable, Inc.	3,568,875
83,701	Time Warner, Inc.	5,468,186
181,983	Twenty-First Century Fox, Inc.	5,817,997
37,366	Viacom, Inc., Class B	3,175,736
152,784	Walt Disney Co. (The)	12,233,416

		57,697,037

Metals & Mining (0.5%):
101,050	Alcoa, Inc.	1,300,514
10,088	Allegheny Technologies, Inc.	380,116
14,306	Cliffs Natural Resources, Inc. ^	292,701
97,368	Freeport-McMoRan Copper & Gold, Inc.	3,219,959
46,699	Newmont Mining Corp.	1,094,625
29,852	Nucor Corp.	1,508,720
13,515	United States Steel Corp. ^	373,149

		8,169,784

Multiline Retail (0.7%):
27,627	Dollar General Corp. *	1,532,746
19,530	Dollar Tree, Inc. *	1,019,075
8,949	Family Dollar Stores, Inc.	519,131
18,891	Kohl’s Corp.	1,073,009
34,551	Macy’s, Inc.	2,048,529
13,446	Nordstrom, Inc.	839,703
59,268	Target Corp.	3,586,307

		10,618,500

Multi-Utilities (1.2%):
22,785	Ameren Corp.	938,742
40,244	CenterPoint Energy, Inc.	953,380
25,019	CMS Energy Corp.	732,556
27,464	Consolidated Edison, Inc.	1,473,444
54,523	Dominion Resources, Inc.	3,870,588
16,605	DTE Energy Co.	1,233,585
7,455	Integrys Energy Group, Inc.	444,691
29,442	NiSource, Inc.	1,046,074
42,913	PG&E Corp.	1,853,842
47,461	Public Service Enterprise Group, Inc.	1,810,163
13,235	SCANA Corp.	679,220
21,312	Sempra Energy	2,062,149
19,083	TECO Energy, Inc.	327,273
21,158	Wisconsin Energy Corp.	984,905
46,722	Xcel Energy, Inc.	1,418,480

		19,829,092

Oil, Gas & Consumable Fuels (7.8%):
47,236	Anadarko Petroleum Corp.	4,003,723
37,012	Apache Corp.	3,070,145
39,592	Cabot Oil & Gas Corp.	1,341,377
47,476	Chesapeake Energy Corp.	1,216,335
179,012	Chevron Corp.	21,286,316

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
114,967	ConocoPhillips	$8,087,928
21,509	CONSOL Energy, Inc.	859,285
33,379	Denbury Resources, Inc.	547,416
35,908	Devon Energy Corp.	2,403,322
25,609	EOG Resources, Inc.	5,023,718
14,149	EQT Corp.	1,372,029
405,187	Exxon Mobil Corp.	39,578,665
25,623	Hess Corp.	2,123,634
62,883	Kinder Morgan, Inc.	2,043,069
65,350	Marathon Oil Corp.	2,321,232
27,620	Marathon Petroleum Corp.	2,404,045
16,146	Murphy Oil Corp.	1,014,938
12,717	Newfield Exploration Co. *	398,805
33,747	Noble Energy, Inc.	2,397,387
74,521	Occidental Petroleum Corp.	7,101,106
25,523	Peabody Energy Corp.	417,046
55,099	Phillips 66	4,245,929
13,401	Pioneer Natural Resources Co.	2,507,863
16,747	QEP Resources, Inc.	493,032
15,348	Range Resources Corp.	1,273,424
33,093	Southwestern Energy Co. *	1,522,609
62,839	Spectra Energy Corp.	2,321,273
12,311	Tesoro Corp.	622,813
49,931	Valero Energy Corp.	2,651,336
64,175	Williams Cos., Inc. (The)	2,604,222

		127,254,022

Paper & Forest Products (0.1%):
41,145	International Paper Co.	1,887,733

Personal Products (0.1%):
40,517	Avon Products, Inc.	593,169
23,986	Estee Lauder Co., Inc. (The), Class A	1,604,184

		2,197,353

Pharmaceuticals (6.0%):
148,949	Abbvie, Inc.	7,655,979
16,335	Actavis, Inc. plc *	3,362,560
27,986	Allergan, Inc.	3,473,063
154,156	Bristol-Myers Squibb Co.	8,008,404
92,392	Eli Lilly & Co.	5,438,193
22,362	Forest Laboratories, Inc. *	2,063,342
15,611	Hospira, Inc. *	675,176
265,256	Johnson & Johnson Co.	26,056,096
275,731	Merck & Co., Inc.	15,653,249
34,873	Mylan, Inc. *	1,702,849
12,541	Perrigo Co. plc	1,939,591
598,503	Pfizer, Inc.	19,223,915
46,884	Zoetis, Inc.	1,356,823

		96,609,240

Professional Services (0.2%):
3,515	Dun & Bradstreet Corp.	349,215
11,443	Equifax, Inc.	778,467
26,644	Nielsen Holdings NV	1,189,122
12,947	Robert Half International, Inc.	543,127

		2,859,931

Real Estate Investment Trusts (REITs) (1.9%):
37,039	American Tower Corp.	3,032,383
13,632	Apartment Investment & Management Co., Class A	411,959
11,407	AvalonBay Communities, Inc.	1,497,967
14,347	Boston Properties, Inc.	1,643,162

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
31,487	Equity Residential Property Trust	$1,825,931
48,887	General Growth Properties, Inc.	1,075,514
42,867	HCP, Inc.	1,662,811
27,189	Health Care REIT, Inc.	1,620,464
70,956	Host Hotels & Resorts, Inc.	1,436,149
38,495	Kimco Realty Corp.	842,271
13,210	Macerich Co. (The)	823,379
16,643	Plum Creek Timber Co., Inc.	699,672
46,847	ProLogis, Inc.	1,912,763
13,557	Public Storage, Inc.	2,284,219
29,467	Simon Property Group, Inc.	4,832,588
27,594	Ventas, Inc.	1,671,369
16,332	Vornado Realty Trust	1,609,682
54,812	Weyerhaeuser Co.	1,608,732

		30,491,015

Real Estate Management & Development (0.0%):
26,179	CBRE Group, Inc. *	718,090

Road & Rail (0.9%):
94,478	CSX Corp.	2,737,028
10,344	Kansas City Southern Industries, Inc.	1,055,709
29,041	Norfolk Southern Corp.	2,821,914
5,007	Ryder System, Inc.	400,159
42,669	Union Pacific Corp.	8,007,264

		15,022,074

Semiconductors & Semiconductor Equipment (2.0%):
29,777	Altera Corp.	1,079,118
29,304	Analog Devices, Inc.	1,557,215
113,557	Applied Materials, Inc.	2,318,834
51,754	Broadcom Corp., Class A	1,629,216
6,596	First Solar, Inc. *	460,335
466,206	Intel Corp.	12,032,777
15,638	KLA-Tencor Corp.	1,081,211
15,260	Lam Research Corp. *	839,300
22,121	Linear Technology Corp.	1,077,071
52,352	LSI Corp.	579,537
18,672	Microchip Technology, Inc. ^	891,775
99,475	Micron Technology, Inc. *	2,353,579
51,969	NVIDIA Corp.	930,765
101,663	Texas Instruments, Inc.	4,793,410
25,060	Xilinx, Inc.	1,360,006

		32,984,149

Software (3.5%):
43,555	Adobe Systems, Inc. *	2,863,306
21,302	Autodesk, Inc. *	1,047,632
30,193	CA, Inc.	935,077
17,230	Citrix Systems, Inc. *	989,519
29,040	Electronic Arts, Inc. *	842,450
26,542	Intuit, Inc.	2,063,110
708,279	Microsoft Corp.	29,032,356
324,713	Oracle Corp.	13,284,009
17,785	Red Hat, Inc. *	942,249
52,630	Salesforce.com, Inc. *	3,004,647
64,764	Symantec Corp.	1,293,337

		56,297,692

Specialty Retail (2.1%):
5,917	AutoNation, Inc. *	314,962
3,161	AutoZone, Inc. *	1,697,773

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
19,965	Bed Bath & Beyond, Inc. *	$1,373,592
25,725	Best Buy Co., Inc.	679,397
20,966	CarMax, Inc. *	981,209
10,920	GameStop Corp., Class A ^	448,812
24,861	Gap, Inc. (The)	995,932
132,044	Home Depot, Inc. (The)	10,448,642
22,864	L Brands, Inc.	1,297,989
98,063	Lowe’s Cos., Inc.	4,795,281
9,973	O’Reilly Automotive, Inc. *	1,479,893
9,689	PetSmart, Inc.	667,475
20,152	Ross Stores, Inc.	1,441,876
61,015	Staples, Inc.	691,910
10,340	Tiffany & Co.	890,791
66,686	TJX Cos., Inc. (The)	4,044,506
13,106	Tractor Supply Co.	925,677
10,188	Urban Outfitters, Inc. *	371,556

		33,547,273

Technology Hardware, Storage & Peripherals (3.9%):
83,639	Apple, Inc.	44,892,397
189,936	EMC Corp.	5,206,146
177,698	Hewlett-Packard Co.	5,750,307
31,062	NetApp, Inc.	1,146,188
21,163	SanDisk Corp.	1,718,224
30,826	Seagate Technology plc	1,731,188
19,719	Western Digital Corp.	1,810,599
104,441	Xerox Corp.	1,180,183

		63,435,232

Textiles, Apparel & Luxury Goods (0.8%):
26,028	Coach, Inc.	1,292,550
4,507	Fossil Group, Inc. *	525,561
16,823	Michael Kors Holdings, Ltd. *	1,569,081
69,722	Nike, Inc., Class B	5,149,668
7,661	PVH Corp.	955,863
5,538	Ralph Lauren Corp.	891,230
33,035	V.F. Corp.	2,044,206

		12,428,159

Thrifts & Mortgage Finance (0.1%):
44,427	Hudson City Bancorp, Inc.	436,718
29,090	People’s United Financial, Inc.	432,568

		869,286

Tobacco (1.4%):
186,921	Altria Group, Inc.	6,996,453
33,963	Lorillard, Inc.	1,836,719
148,638	Philip Morris International, Inc.	12,168,993
29,184	Reynolds American, Inc.	1,559,009

		22,561,174

Trading Companies & Distributors (0.2%):
25,601	Fastenal Co. ^	1,262,641
5,742	W.W. Grainger, Inc.	1,450,774

		2,713,415

Wireless Telecommunication Services (0.1%):
31,324	Crown Castle International Corp.	2,311,085

Total Common Stocks (Cost $1,005,308,440)		1,565,868,999

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (0.5%):
$ 8,625,384	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	$8,625,384

Total Securities Held as Collateral for Securities on Loan (Cost $8,625,384)		8,625,384

Unaffiliated Investment Company (3.4%):
55,076,676	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	55,076,676

Total Unaffiliated Investment Company (Cost $55,076,676)		55,076,676

Total Investment Securities (Cost $1,069,010,500)(c) - 100.4%		1,629,571,059
Net other assets (liabilities) - (0.4)%		(6,422,720)

Net Assets - 100.0%		$1,623,148,339

Percentages indicated are based on net assets as of March 31, 2014.

ADR - American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014, was $8,498,154.
+	Affiliated Securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2014.
(b)	The rate represents the effective yield at March 31, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Futures Contracts

Securities with an aggregate fair value of $2,824,918 have been segregated to cover margin requirements for the following open contracts as of March 31, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/20/14	611	$56,963,530	$147,791

See accompanying notes to the schedules of portfolio investments.

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (98.0%):
Airlines (0.3%):
272,985	Turk Hava Yollari Anonim Ortakligi	$840,235

Auto Components (0.7%):
33,810	Hankook Tire Co., Ltd.	1,923,839

Automobiles (5.7%):
1,790,000	Brilliance China Automotive Holdings, Ltd.	2,737,052
384,000	Chongqing Changan Automobi-B *	638,246
191,000	Great Wall Motor Co.	962,566
41,700	Hyundai Motor Co.	9,861,542
288,208	Tata Motors, Ltd.	1,930,710

		16,130,116

Banks (21.6%):
438,221	Akbank T.A.S.	1,391,338
656,547	Alpha Bank AE *	648,572
82,689	Axis Bank, Ltd.	2,020,196
132,643	Banco Bradesco SA, ADR	1,813,230
134,400	Bangkok Bank Public Co., Ltd.	745,189
10,838,832	China Construction Bank	7,593,964
4,908,190	Chinatrust Financial Holding Co., Ltd.	3,075,864
688,985	CIMB Group Holdings Berhad	1,509,007
141,126	Commercial International Bank Egypt SAE	720,526
9,481	Credicorp, Ltd.	1,307,620
86,290	DGB Financial Group, Inc.	1,248,531
118,671	Grupo Financiero Banorte SA de C.V.	802,600
87,100	Grupo Financiero Santander Mexico SAB de C.V., ADR, Class B	1,070,460
119,690	Hana Financial Holdings	4,369,534
398,609	HDFC Bank, Ltd.	5,015,558
5,457,385	Industrial & Commercial Bank of China	3,358,755
366,087	Itau Unibanco Banco Multiplo SA, ADR	5,440,053
500,200	Kasikornbank Public Co., Ltd.	2,753,022
3,349	Komercni Banka AS	800,448
170,147	OTP Bank Nyrt	3,265,471
69,849	Piraeus Bank SA *	192,333
291,040	Powszechna Kasa Oszczednosci Bank Polski SA	4,075,183
213,800	Public Bank Berhad	1,255,751
21,047	Qatar National Bank	1,085,897
16,675	Sberbank of Russia, ADR	162,623
47,772	Sberbank of Russia, ADR	466,732
1,235,319	Sberbank of Russia	2,865,603
62,450	Shinhan Financial Group Co., Ltd.	2,750,709

		61,804,769

Beverages (2.2%):
569,765	Ambev SA, ADR	4,221,959
16,525	Fomento Economico Mexicano SAB de C.V., ADR	1,540,791
84,000	Tsingtao Brewery Co., Ltd., Class H	616,529

		6,379,279

Chemicals (2.6%):
311,240	Alfa SAB de C.V., Class A	786,778
661,560	Formosa Plastic Corp.	1,659,073
18,282	LG Chem, Ltd.	4,378,602
128,749	Mexichem SAB de C.V.	453,675

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
179,660	Nan Ya Plastics Corp.	$380,725

		7,658,853

Commercial Services & Supplies (0.2%):
425,480	The Moscow Exchange	681,947

Communications Equipment (0.9%):
513,500	AAC Technologies Holdings, Inc. ^	2,677,656

Construction Materials (1.0%):
115,200	Cemex Sab de CV, ADR *	1,454,976
946,427	Taiwan Cement Corp.	1,457,947

		2,912,923

Diversified Consumer Services (0.3%):
34,700	Kroton Educacional SA	753,503

Diversified Telecommunication Services (0.5%):
50,830	Hellenic Telecommunications Organization SA (OTE) *	839,990
26,200	Telefonica Brasil SA, ADR ^	556,488

		1,396,478

Electronic Equipment, Instruments & Components (2.9%):
2,442,215	Hon Hai Precision Industry Co., Ltd.	6,925,497
56,690	LG Display Co., Ltd. *	1,423,813

		8,349,310

Energy Equipment & Services (0.2%):
22,049	Gulf International Services Qsc	475,441

Food & Staples Retailing (1.9%):
985,300	Alliance Global Group, Inc.	626,768
56,102	Jeronimo Martins SGPS SA	942,246
10,574	Magnit	2,370,921
318,480	Robinsons Retail Holdings, Inc. *	483,812
5,532	Shoprite Holdings, Ltd.	83,738
919,000	Sun Art Retail Group, Ltd. ^	1,155,383

		5,662,868

Food Products (0.3%):
29,429	BRF-Brasil Foods SA, ADR	587,991
17,308	Gruma, SAB de C.V., Class B *	143,190

		731,181

Health Care Equipment & Supplies (0.6%):
55,900	Mindray Medical International, Ltd., ADR ^	1,808,924

Hotels, Restaurants & Leisure (1.4%):
578,600	Genting Berhard	1,772,310
31,556	Yum! Brands, Inc.	2,379,007

		4,151,317

Household Products (0.9%):
6,064	LG Household & Health Care, Ltd.	2,617,932

Insurance (5.0%):
842,000	AIA Group, Ltd.	4,000,571
2,560,649	Cathay Financial Holding Co., Ltd.	3,743,529
810,000	China Life Insurance Co., Ltd.	2,294,748
1,164,400	China Pacific Insurance Group Co., Ltd., Class H	4,162,053

		14,200,901

Internet Software & Services (4.5%):
4,097	Mail.ru Group, Ltd., Registered Shares, GDR *	145,743

Continued

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
24,347	Mail.ru Group, Ltd., GDR *	$866,096
3,110	NHN Corp.	2,265,293
138,000	Tencent Holdings, Ltd.	9,608,637

		12,885,769

IT Services (2.7%):
78,400	Cielo SA	2,486,267
31,342	Infosys, Ltd.	1,724,659
97,336	Tata Consultancy Services, Ltd.	3,476,181

		7,687,107

Machinery (1.2%):
90,878	Iochpe-Maxion SA	897,763
42,400	Samsung Heavy Industries Co., Ltd.	1,278,129
411,799	Weichai Power Co., Ltd., Class H	1,572,794

		3,748,686

Media (1.7%):
54,700	Cheil Worldwide, Inc. *	1,230,722
33,379	Naspers, Ltd.	3,686,308

		4,917,030

Metals & Mining (1.6%):
141,800	Gerdau SA, ADR	908,938
461,700	Grupo Mexico SAB de C.V., Series B	1,457,136
154,500	Vale SA, ADR	2,136,735
6,300	Vale SA, ADR	78,435

		4,581,244

Multiline Retail (1.3%):
16,543	Hyundai Department Store Co., Ltd.	2,204,439
200,150	Woolworths Holdings Limited	1,396,483

		3,600,922

Oil, Gas & Consumable Fuels (14.0%):
9,162,400	China Petroleum & Chemical Corp. (Sinopec), H Shares	8,184,476
2,860,000	CNOOC, Ltd.	4,323,390
129,210	LUKOIL, ADR	7,226,069
3,450	LUKOIL, ADR	192,036
2,522	NovaTek OAO, GDR	278,419
5,928	NovaTek OAO, Registered Shares, GDR	654,427
475,332	OAO Gazprom, GDR	3,693,330
181,474	Petroleo Brasileiro SA, ADR	2,517,044
19,401	Petroleo Brasileiro SA, ADR	255,123
219,800	PTT pcl	2,025,593
204,007	Reliance Industries, Ltd.	3,184,322
49,776	Sasol, Ltd.	2,790,342
13,392	SK Energy Co., Ltd.	1,539,450
32,947	Tupras-Turkiye Petrol Rafine	696,536
9,400	Ultrapar Participacoes SA, ADR	226,446
100,042	Ultrapar Participacoes SA	2,405,683

		40,192,686

Personal Products (1.2%):
315,000	Hengan International Group Co., Ltd.	3,265,487

Pharmaceuticals (1.1%):
126,915	Lupin, Ltd.	1,983,337
60,403	Richter Gedeon Nyrt. *	1,055,255

		3,038,592

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development (2.6%):
2,446,900	Ayala Land, Inc.	$1,633,066
136,700	BR Malls Participacoes SA	1,174,469
1,358,607	Emaar Properties Pjsc	3,689,802
2,561,100	Land & Houses Public Co., Ltd.	759,982

		7,257,319

Semiconductors & Semiconductor Equipment (11.9%):
441,000	Advanced Semiconductor Engineering, Inc.	487,786
275,000	MediaTek, Inc.	4,073,014
12,170	Samsung Electronics Co., Ltd.	15,397,757
50,880	SK Hynix, Inc. *	1,727,643
3,008,110	Taiwan Semiconductor Manufacturing Co., Ltd.	11,754,739

		33,440,939

Textiles, Apparel & Luxury Goods (0.1%):
34,000	Eclat Textile Co., Ltd. *	392,904

Transportation Infrastructure (0.8%):
282,056	Companhia de Concessoes Rodoviarias	2,149,768

Wireless Telecommunication Services (4.1%):
61,797	America Movil SAB de C.V., Series L, ADR	1,228,524
667,500	Axiata Group Berhad	1,364,322
310,000	China Mobile, Ltd.	2,816,853
28,700	Mobile TeleSystems, ADR	501,963
290,895	Mobile TeleSystems OJSC	2,182,219
11,506	SK Telecom Co., Ltd.	2,335,422
261,922	Turkcell Iletisim Hizmetleri AS *	1,453,653

		11,882,956

Total Common Stocks (Cost $229,214,116)		280,198,881

Preferred Stocks (0.8%):
Metals & Mining (0.3%):
76,600	Vale SA,, Preferred Shares, ADR	953,670

Oil, Gas & Consumable Fuels (0.5%):
1,910,844	Surgutneftegas, Preferred Shares, Preferred Shares	1,346,188

Total Preferred Stocks (Cost $2,080,573)		2,299,858

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (1.5%):
$ 4,364,659	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	4,364,659

Total Securities Held as Collateral for Securities on Loan (Cost $4,364,659)		4,364,659

Unaffiliated Investment Company (0.3%):
792,146	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	792,146

Total Unaffiliated Investment Company (Cost $792,146)		792,146

Continued

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount	Fair Value
Unaffiliated Investment Company (continued)
Total Investment Securities (Cost $236,451,494)(c) - 100.6%	$287,655,544
Net other assets (liabilities) - (0.6)%	(1,631,873)

Net Assets - 100.0%	$286,023,671

Percentages indicated are based on net assets as of March 31, 2014.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014, was $4,242,137.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2014.
(b)	The rate represents the effective yield at March 31, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2014:

Country	Percentage
Bermuda	0 .5%
Brazil	10 .2%
British Virgin Islands	0 .4%
Cayman Islands	2 .7%
China	7 .5%
Czech Republic	0 .3%
Egypt	0 .3%
Greece	0 .6%
Hong Kong	9 .9%
Hungary	1 .5%
India	6 .7%
Korea, Republic Of	0 .9%
Malaysia	2 .1%
Mexico	3 .1%
Philippines	1 .0%
Poland	1 .4%
Portugal	0 .3%
Qatar	0 .5%
Republic of Korea (South)	18 .6%
Russian Federation	7 .9%
South Africa	2 .8%
Switzerland	1 .4%
Taiwan	11 .4%
Taiwan, Province Of China	0 .3%
Thailand	2 .2%
Turkey	1 .5%
United Arab Emirates	1 .3%
United States	2 .7%

100 .0%

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (98.9%):
Aerospace & Defense (2.6%):
21,793	AAR Corp.	$565,528
10,893	Aerovironment, Inc. *	438,443
4,329	American Science & Engineering, Inc.	290,779
11,503	Cubic Corp.	587,458
26,481	Curtiss-Wright Corp.	1,682,603
9,498	Engility Holdings, Inc. *	427,885
33,932	Gencorp, Inc. *^	619,938
25,015	Moog, Inc., Class A *	1,638,733
2,706	National Presto Industries, Inc.	211,176
33,426	Orbital Sciences Corp. *	932,585
28,701	TASER International, Inc. *	524,941
20,748	Teledyne Technologies, Inc. *	2,019,403

		9,939,472

Air Freight & Logistics (0.5%):
13,790	Atlas Air Worldwide Holdings *	486,373
16,973	Forward Air Corp.	782,626
19,176	Hub Group, Inc., Class A *	766,848

		2,035,847

Airlines (0.3%):
8,111	Allegiant Travel Co.	907,864
28,495	SkyWest, Inc.	363,596

		1,271,460

Auto Components (0.6%):
16,724	Dorman Products, Inc. *	987,719
12,214	Drew Industries, Inc.	661,999
18,925	Spartan Motors, Inc.	97,275
11,365	Standard Motor Products, Inc.	406,526
12,668	Superior Industries International, Inc.	259,567

		2,413,086

Automobiles (0.1%):
15,247	Winnebago Industries, Inc. *	417,615

Banks (7.4%):
17,910	Bank of the Ozarks, Inc.	1,218,955
10,747	Banner Corp.	442,884
43,885	BBCN Bancorp, Inc.	752,189
44,221	Boston Private Financial Holdings, Inc.	598,310
16,706	Cardinal Financial Corp.	297,868
8,614	City Holding Co.	386,424
28,325	Columbia Banking System, Inc.	807,829
22,378	Community Bank System, Inc.	873,190
51,966	CVB Financial Corp.	826,259
91,411	F.N.B. Corp.	1,224,907
54,822	First Bancorp *	298,232
51,826	First Commonwealth Financial Corp.	468,507
31,608	First Financial Bancorp	568,312
16,778	First Financial Bankshares, Inc. ^	1,036,713
41,324	First Midwest Bancorp, Inc.	705,814
41,063	Glacier Bancorp, Inc.	1,193,701
17,502	Hanmi Financial Corp.	407,797
26,251	Home Bancshares, Inc.	903,559
13,163	Independent Bank Corp.	518,227
30,342	MB Financial, Inc.	939,388
61,247	National Penn Bancshares, Inc.	640,031
24,258	NBT Bancorp, Inc.	593,351
54,990	Old National Bancorp	819,901
21,986	PacWest Bancorp	945,618

Shares		Fair Value
Common Stocks, continued
Banks, continued
18,356	Pinnacle Financial Partners, Inc.	$688,166
36,026	PrivateBancorp, Inc.	1,099,153
16,388	S & T Bancorp, Inc.	388,396
9,022	Simmons First National Corp., Class A	336,250
43,412	Sterling BanCorp/de	549,596
103,439	Susquehanna Bancshares, Inc.	1,178,170
8,429	Taylor Capital Group, Inc. *	201,622
23,578	Texas Capital Bancshares, Inc. *	1,531,156
6,550	Tompkins Financial Corp.	320,688
20,710	UMB Financial Corp.	1,339,937
61,914	Umpqua Holdings Corp. ^	1,154,077
15,971	United Bankshares, Inc.	489,032
21,407	United Community Banks, Inc. *	415,510
37,394	Wilshire Bancorp, Inc.	415,073
25,493	Wintrust Financial Corp.	1,240,489

		28,815,281

Beverages (0.3%):
4,884	Boston Beer Co., Inc. (The), Class A *	1,195,261

Biotechnology (0.7%):
22,810	Acorda Therapeutics, Inc. *	864,728
29,615	ArQule, Inc. *	60,711
16,090	Emergent Biosolutions, Inc. *	406,594
11,382	Ligand Pharmaceuticals, Inc., Class B *	765,553
25,593	Momenta Pharmaceuticals, Inc. *	298,158
30,522	Spectrum Pharmaceuticals, Inc. *^	239,292

		2,635,036

Building Products (0.9%):
15,382	AAON, Inc.	428,696
6,756	American Woodmark Corp. *	227,407
15,957	Apogee Enterprises, Inc.	530,251
15,920	Gibraltar Industries, Inc. *	300,410
24,120	Griffon Corp.	287,993
20,766	Quanex Building Products Corp.	429,441
22,697	Simpson Manufacturing Co., Inc.	801,885
11,031	Universal Forest Products, Inc.	610,456

		3,616,539

Capital Markets (1.7%):
10,388	Calamos Asset Management, Inc., Class A	134,317
19,147	Evercore Partners, Inc., Class A	1,057,872
28,122	Financial Engines, Inc.	1,428,035
18,259	HFF, Inc., Class A	613,685
20,000	Investment Technology Group, Inc. *	404,000
8,965	Piper Jaffray Cos., Inc. *	410,597
33,439	Stifel Financial Corp. *	1,663,925
15,855	SWS Group, Inc. *	118,595
3,875	Virtus Investment Partners, Inc. *	671,034

		6,502,060

Chemicals (2.8%):
16,036	A. Schulman, Inc.	581,465

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
13,905	American Vanguard Corp.	$301,043
16,733	Balchem Corp.	872,124
29,563	Calgon Carbon Corp. *	645,360
25,241	Flotek Industries, Inc. *	702,962
27,549	H.B. Fuller Co.	1,330,066
5,218	Hawkins, Inc.	191,709
12,351	Innophos Holdings, Inc.	700,302
11,423	Koppers Holdings, Inc.	470,970
17,927	Kraton Performance Polymers, Inc. *	468,612
10,550	LSB Industries, Inc. *	394,781
17,692	OM Group, Inc.	587,728
52,159	PolyOne Corp.	1,912,149
7,300	Quaker Chemical Corp.	575,459
10,496	Stepan Co.	677,622
13,881	Tredegar Corp.	319,402
12,798	Zep, Inc.	226,525

		10,958,279

Commercial Services & Supplies (2.9%):
28,693	ABM Industries, Inc.	824,637
12,963	Encore Capital Group, Inc. *	592,409
11,032	G & K Services, Inc., Class A	674,827
38,718	Geo Group, Inc. (The)	1,248,268
38,690	Healthcare Services Group, Inc.	1,124,331
17,967	Higher One Holdings, Inc. *	129,901
32,380	Interface, Inc.	665,409
22,649	Mobile Mini, Inc.	982,061
27,516	Portfolio Recovery Associates, Inc. *	1,592,077
21,442	Sykes Enterprises, Inc. *	426,053
35,844	Tetra Tech, Inc. *	1,060,624
8,407	UniFirst Corp.	924,266
21,803	United Stationers, Inc.	895,449
11,212	Viad Corp.	269,536

		11,409,848

Communications Equipment (1.7%):
65,155	Arris Group, Inc. *	1,836,068
5,502	Bel Fuse, Inc., Class B	120,494
8,611	Black Box Corp.	209,592
18,505	Calamp Corp. *	515,734
8,428	Comtech Telecommunications Corp.	268,516
14,513	Digi International, Inc. *	147,307
54,203	Harmonic, Inc. *	387,009
31,055	Ixia *	388,188
20,151	NETGEAR, Inc. *	679,693
9,936	Oplink Communications, Inc. *	178,451
9,538	PC-Tel, Inc.	83,267
11,424	Procera Networks, Inc. *	118,695
23,380	ViaSat, Inc. *	1,614,155

		6,547,169

Construction & Engineering (0.9%):
20,891	Aegion Corp. *	528,751
20,885	Comfort Systems USA, Inc.	318,287
18,686	Dycom Industries, Inc. *	590,664
36,835	Emcor Group, Inc.	1,723,510
15,122	Orion Marine Group, Inc. *	190,084

		3,351,296

Construction Materials (0.4%):
40,590	Headwaters, Inc. *	536,194
11,848	Texas Industries, Inc. *	1,061,818

		1,598,012

Shares		Fair Value
Common Stocks, continued
Consumer Finance (0.6%):
15,546	Cash America International, Inc.	$601,941
29,957	EZCORP, Inc., Class A *	323,236
15,962	First Cash Financial Services, Inc. *	805,443
5,654	World Acceptance Corp. *^	424,502

		2,155,122

Containers & Packaging (0.1%):
14,521	Myers Industries, Inc.	289,258

Distributors (0.4%):
24,773	Pool Corp.	1,519,080
10,884	VOXX International Corp. *	148,893

		1,667,973

Diversified Consumer Services (1.0%):
9,785	American Public Education, Inc. *	343,258
6,036	Capella Education Co.	381,173
31,904	Career Education Corp. *	238,004
34,792	Hillenbrand, Inc.	1,124,825
10,043	ITT Educational Services, Inc. *^	288,033
11,107	Outerwall, Inc. *^	805,258
24,052	Regis Corp.	329,512
5,920	Strayer Education, Inc. *^	274,866
11,725	Universal Technical Institute, Inc.	151,839

		3,936,768

Diversified Financial Services (0.8%):
19,912	Fxcm, Inc.	294,100
12,198	Green Dot Corp., Class A *	238,227
26,467	Interactive Brokers Group, Inc., Class A	573,540
20,847	MarketAxess Holdings, Inc.	1,234,560
19,804	ViewPoint Financial Group	571,345

		2,911,772

Diversified Telecommunication Services (0.5%):
45,225	8x8, Inc. *	488,882
5,474	Atlantic Tele-Network, Inc.	360,846
15,399	Cbeyond, Inc. *	111,643
115,645	Cincinnati Bell, Inc. *	400,131
17,001	General Communication, Inc., Class A *	193,981
10,088	Lumos Networks Corp.	134,877

		1,690,360

Electric Utilities (1.2%):
21,001	ALLETE, Inc.	1,100,872
22,318	El Paso Electric Co.	797,422
31,157	UIL Holdings Corp.	1,146,889
22,964	UNS Energy Corp.	1,378,530

		4,423,713

Electrical Equipment (1.9%):
14,119	AZZ, Inc.	630,837
23,970	Belden CDT, Inc.	1,668,312
25,939	Brady Corp., Class A	704,244
10,314	Encore Wire Corp.	500,332
25,958	EnerSys	1,798,629
21,588	Franklin Electric Co., Inc.	917,922
30,172	II-VI, Inc. *	465,554
5,126	Powell Industries, Inc.	332,165
10,235	Vicor Corp. *	104,397

		7,122,392

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components (4.8%):
7,976	Agilysys, Inc. *	$106,878
14,722	Anixter International, Inc.	1,494,578
7,981	Badger Meter, Inc.	439,753
29,548	Benchmark Electronics, Inc. *	669,262
22,849	Checkpoint Systems, Inc. *	306,634
45,411	Cognex Corp. *	1,537,617
13,714	Coherent, Inc. *	896,210
18,573	CTS Corp.	387,804
21,316	Daktronics, Inc.	306,737
9,849	DTS, Inc. *	194,616
13,871	Electro Scientific Industries, Inc.	136,629
9,513	FARO Technologies, Inc. *	504,189
23,274	FEI Co.	2,397,688
22,839	Insight Enterprises, Inc. *	573,487
12,393	Littlelfuse, Inc.	1,160,481
8,394	Measurement Specialties, Inc. *	569,533
18,200	Mercury Computer Systems, Inc. *	240,422
19,635	Methode Electronics, Inc.	602,009
8,408	MTS Systems Corp.	575,864
21,572	Newport Corp. *	446,109
10,310	OSI Systems, Inc. *	617,157
11,497	Park Electrochemical Corp.	343,415
18,746	Plexus Corp. *	751,152
15,625	Rofin-Sinar Technologies, Inc. *	374,375
9,886	Rogers Corp. *	617,084
45,553	Sanmina Corp. *	794,900
15,761	ScanSource, Inc. *	642,576
14,583	SYNNEX Corp. *	883,876
30,111	TTM Technologies, Inc. *	254,438

		18,825,473

Energy Equipment & Services (2.1%):
14,848	Basic Energy Services, Inc. *	406,984
19,963	Bristow Group, Inc.	1,507,605
10,355	Era Group, Inc. *	303,505
32,366	Exterran Holdings, Inc.	1,420,220
7,268	Geospace Technologies Corp. *	480,924
6,808	Gulf Island Fabrication, Inc.	147,121
17,953	Hornbeck Offshore Services, Inc. *	750,615
70,934	ION Geophysical Corp. *	298,632
14,580	Matrix Service Co. *	492,512
47,513	Newpark Resources, Inc. *	544,024
10,471	SEACOR Holdings, Inc. *	904,904
17,633	Tesco Corp. *	326,211
43,655	TETRA Technologies, Inc. *	558,784

		8,142,041

Food & Staples Retailing (0.7%):
14,639	Andersons, Inc. (The)	867,214
21,226	Casey’s General Stores, Inc.	1,434,666
20,887	Spartan Stores, Inc.	484,787

		2,786,667

Food Products (2.3%):
9,425	Annie’s, Inc. *	378,791
29,623	B&G Foods, Inc.	891,948
7,708	Calavo Growers, Inc.	274,251
8,236	Cal-Maine Foods, Inc.	517,056
90,581	Darling International, Inc. *	1,813,431
12,173	Diamond Foods, Inc. *	425,203

Shares		Fair Value
Common Stocks, continued
Food Products, continued
8,054	J & J Snack Foods Corp.	$772,942
11,214	Sanderson Farms, Inc.	880,187
3,893	Seneca Foods Corp., Class A *	122,552
27,047	Snyders-Lance, Inc.	762,455
20,126	TreeHouse Foods, Inc. *	1,448,870

		8,287,686

Forest Products & Paper (0.1%):
12,330	Futurefuel Corp.	250,299

Gas Utilities (1.7%):
16,828	Laclede Group, Inc. (The)	793,440
23,252	New Jersey Resources Corp.	1,157,950
14,918	Northwest Natural Gas Co.	656,541
42,980	Piedmont Natural Gas Co., Inc. ^	1,521,062
18,071	South Jersey Industries, Inc.	1,013,602
25,645	Southwest Gas Corp.	1,370,725

		6,513,320

Health Care Equipment & Supplies (3.3%):
11,531	Abaxis, Inc. *	448,325
19,613	ABIOMED, Inc. *^	510,723
6,840	Analogic Corp.	561,632
6,202	Anika Therapeutics, Inc. *	254,902
18,496	Cantel Medical Corp.	623,685
14,970	CONMED Corp.	650,447
14,093	CryoLife, Inc.	140,366
13,290	Cyberonics, Inc. *	867,173
10,749	Cynosure, Inc., Class A *	314,946
13,627	Greatbatch, Inc. *	625,752
28,637	Haemonetics Corp. *	933,280
7,439	ICU Medical, Inc. *	445,447
13,082	Integra LifeSciences Holdings *	601,641
15,877	Invacare Corp.	302,774
22,994	Meridian Bioscience, Inc.	501,039
22,389	Merit Medical Systems, Inc. *	320,163
15,359	Natus Medical, Inc. *	396,262
20,205	Neogen Corp. *	908,215
25,351	NuVasive, Inc. *	973,732
7,429	Surmodics, Inc. *	167,895
20,904	Symmetry Medical, Inc. *	210,294
38,781	West Pharmaceutical Services, Inc.	1,708,304

		12,466,997

Health Care Providers & Services (3.2%):
19,426	Air Methods Corp. *	1,037,931
4,644	Almost Family, Inc. *	107,276
17,911	Amedisys, Inc. *	266,695
25,709	AMN Healthcare Services, Inc. *	353,242
17,942	AmSurg Corp. *	844,709
13,679	Bio-Reference Laboratories, Inc. *^	378,635
31,717	Centene Corp. *	1,974,383
9,790	Chemed Corp.	875,716
6,236	CorVel Corp. *	310,303
14,963	Cross Country Healthcare, Inc. *	120,751
10,923	Ensign Group, Inc. (The)	476,680
15,625	Gentiva Health Services, Inc. *	142,500
19,218	Hanger Orthopedic Group, Inc. *	647,262
19,337	Healthways, Inc. *	331,436
9,446	IPC The Hospitalist Co. *	463,610
29,725	Kindred Healthcare, Inc.	696,160
5,256	Landauer, Inc.	238,254

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
6,721	LHC Group, Inc. *	$148,265
15,173	Magellan Health Services, Inc. *	900,518
15,766	Molina Healthcare, Inc. *	592,171
7,092	MWI Veterinary Supply, Inc. *	1,103,657
16,460	PharMerica Corp. *	460,551

		12,470,705

Health Care Technology (0.8%):
5,783	Computer Programs & Systems, Inc.	373,582
11,409	HealthStream, Inc. *	304,620
28,073	Medidata Solutions, Inc. *	1,525,487
19,616	Omnicell, Inc. *	561,410
24,352	Quality Systems, Inc.	411,062

		3,176,161

Hotels, Restaurants & Leisure (3.3%):
806	Biglari Holdings, Inc. *	392,917
13,813	BJ’s Restaurants, Inc. *	451,823
41,582	Boyd Gaming Corp. *	548,882
10,372	Buffalo Wild Wings, Inc. *	1,544,391
13,139	Cracker Barrel Old Country Store, Inc.	1,277,636
8,945	DineEquity, Inc.	698,336
21,919	Interval Leisure Group, Inc.	572,963
23,058	Jack in the Box, Inc. *	1,359,039
10,042	Marcus Corp.	167,701
16,454	Marriott Vacations Worldwide Corp. *	919,943
5,398	Monarch Casino & Resort, Inc. *	100,025
16,295	Multimedia Games, Inc. *	473,207
17,058	Papa John’s International, Inc.	888,892
32,510	Pinnacle Entertainment, Inc. *	770,487
7,253	Red Robin Gourmet Burgers *	519,895
31,908	Ruby Tuesday, Inc. *	179,004
20,018	Ruth’s Hospitality Group, Inc.	242,018
29,039	Sonic Corp. *	661,799
32,728	Texas Roadhouse, Inc.	853,546

		12,622,504

Household Durables (1.6%):
4,944	Blyth, Inc. ^	53,049
14,346	Ethan Allen Interiors, Inc.	365,106
14,733	Helen of Troy, Ltd. *	1,019,966
16,038	iRobot Corp. *	658,360
28,767	La-Z-Boy, Inc.	779,586
13,568	M/I Homes, Inc. *	304,195
20,281	Meritage Corp. *	849,368
25,712	Ryland Group, Inc. (The)	1,026,679
82,878	Standard Pacific Corp. *	688,716
8,577	Universal Electronics, Inc. *	329,271

		6,074,296

Household Products (0.2%):
23,158	Central Garden & Pet Co., Class A *	191,517
7,900	WD-40 Co.	612,803

		804,320

Industrial Conglomerates (0.1%):
7,036	Standex International Corp.	376,989

Insurance (2.0%):
10,312	Amerisafe, Inc.	452,800
10,252	eHealth, Inc. *	520,802
17,367	Employers Holdings, Inc.	351,334

Shares		Fair Value
Common Stocks, continued
Insurance, continued
5,581	Hci Group, Inc. ^	$203,148
22,428	Horace Mann Educators Corp.	650,412
6,327	Infinity Property & Casualty Corp.	427,895
25,500	Meadowbrook Insurance Group, Inc.	148,665
5,909	Navigators Group, Inc. *	362,754
33,291	ProAssurance Corp.	1,482,448
18,990	RLI Corp.	840,118
7,039	Safety Insurance Group, Inc.	379,050
30,916	Selective Insurance Group, Inc.	720,961
11,531	Stewart Information Services Corp.	405,084
21,496	Tower Group International, Ltd.	58,039
11,825	United Fire Group, Inc.	358,889
15,614	Universal Insurance Holdings, Inc.	198,298

		7,560,697

Internet & Catalog Retail (0.3%):
6,992	Blue Nile, Inc. *	243,321
10,498	FTD Cos., Inc. *	333,941
15,696	Nutri/System, Inc.	236,539
11,177	PetMed Express, Inc. ^	149,884

		963,685

Internet Software & Services (2.1%):
23,360	Blucora, Inc. *	459,958
17,682	comScore, Inc. *	579,793
24,358	DealerTrack Holdings, Inc. *	1,198,170
20,236	Dice Holdings, Inc. *	150,961
15,465	Digital River, Inc. *	269,555
24,533	j2 Global, Inc.	1,227,877
14,498	Liquidity Services, Inc. *^	377,673
27,149	LivePerson, Inc. *	327,688
12,544	LogMeIn, Inc. *	563,100
53,254	Monster Worldwide, Inc. *	398,340
33,077	NIC, Inc.	638,717
12,941	OpenTable, Inc. *	995,551
18,826	Perficient, Inc. *	341,127
15,866	QuinStreet, Inc. *	105,350
8,080	Stamps.com, Inc. *	271,165
13,724	XO Group, Inc. *	139,161

		8,044,186

IT Services (1.9%):
12,952	CACI International, Inc., Class A *	955,858
24,481	Cardtronics, Inc. *	951,087
38,086	CIBER, Inc. *	174,434
18,928	CSG Systems International, Inc.	492,885
16,817	Exlservice Holdings, Inc. *	519,813
6,979	Forrester Research, Inc.	250,197
20,202	Heartland Payment Systems, Inc.	837,373
16,247	iGATE Corp. *	512,430
37,348	Maximus, Inc.	1,675,432
10,444	TeleTech Holdings, Inc. *	255,982
14,367	Virtusa Corp. *	481,438

		7,106,929

Leisure Products (0.4%):
7,229	Arctic Cat, Inc.	345,474
42,864	Callaway Golf Co.	438,070
9,834	JAKKS Pacific, Inc.	71,001

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Leisure Products, continued
10,694	Sturm, Ruger & Co., Inc. ^	$639,502

		1,494,047

Life Sciences Tools & Services (0.7%):
40,246	Affymetrix, Inc. *	286,954
16,914	Cambrex Corp. *	319,167
20,705	Luminex Corp. *	374,968
31,207	PAREXEL International Corp. *	1,687,986

		2,669,075

Machinery (3.3%):
40,051	Actuant Corp., Class A	1,367,743
15,535	Albany International Corp., Class A	552,114
10,328	Astec Industries, Inc.	453,502
26,055	Barnes Group, Inc.	1,002,336
25,865	Briggs & Stratton Corp.	575,496
9,731	CIRCOR International, Inc.	713,574
11,715	EnPro Industries, Inc. *	851,329
14,590	ESCO Technologies, Inc.	513,422
34,742	Federal Signal Corp. *	517,656
15,164	John Bean Technologies Corp.	468,568
7,147	Lindsay Corp. ^	630,222
9,290	Lydall, Inc. *	212,462
31,284	Mueller Industries, Inc.	938,207
10,223	Tennant Co.	670,833
29,635	Titan International, Inc. ^	562,769
31,044	Toro Co.	1,961,671
15,793	Watts Water Technologies, Inc., Class A	926,891

		12,918,795

Marine (0.2%):
23,751	Matson, Inc.	586,412

Media (0.7%):
16,476	E.W. Scripps Co. (The), Class A *	291,955
23,919	Harte-Hanks, Inc.	211,444
78,326	Live Nation, Inc. *	1,703,591
14,157	Scholastic Corp.	488,133
13,127	Sizmek, Inc. *	139,540

		2,834,663

Metals & Mining (2.0%):
9,447	A.M. Castle & Co. *	138,776
75,658	AK Steel Holding Corp. *	546,251
13,846	AMCOL International Corp.	633,870
28,358	Century Aluminum Co. *	374,609
35,215	Globe Specialty Metals, Inc.	733,176
6,871	Haynes International, Inc.	371,034
9,912	Kaiser Aluminum Corp.	707,915
11,371	Materion Corp.	385,818
5,037	Olympic Steel, Inc.	144,562
16,828	RTI International Metals, Inc. *	467,482
66,033	Stillwater Mining Co. *	977,949
38,506	SunCoke Energy, Inc. *	879,477
29,553	US Silica Holdings, Inc.	1,128,038

		7,488,957

Multiline Retail (0.2%):
18,974	Fred’s, Inc.	341,722
20,646	Tuesday Morning Corp. *	292,141

		633,863

Multi-Utilities (0.5%):
33,181	Avista Corp.	1,016,998

Shares		Fair Value
Common Stocks, continued
Multi-Utilities, continued
21,398	NorthWestern Corp.	$1,014,907

		2,031,905

Oil, Gas & Consumable Fuels (2.5%):
19,647	Approach Resources, Inc. *^	410,819
116,931	Arch Coal, Inc. ^	563,607
25,409	C&J Energy Services, Inc. *	740,926
22,832	Carrizo Oil & Gas, Inc. *	1,220,599
33,532	Cloud Peak Energy, Inc. *	708,866
24,628	Comstock Resources, Inc.	562,750
8,585	Contango Oil & Gas Co. *	409,848
64,716	Forest Oil Corp. *	123,608
14,682	Green Plains Renewable Energy, Inc.	439,873
31,528	Northern Oil & Gas, Inc. *	460,939
19,680	PDC Energy, Inc. *	1,225,277
29,156	Penn Virginia Corp. *	509,938
32,339	PetroQuest Energy, Inc. *	184,332
34,455	Pioneer Energy Services Corp. *	446,192
27,401	Stone Energy Corp. *	1,150,020
24,202	Swift Energy Co. *^	260,414

		9,418,008

Paper & Forest Products (1.3%):
17,343	Boise Cascade Co. *	496,704
11,507	Clearwater Paper Corp. *	721,144
6,149	Deltic Timber Corp.	401,099
44,351	KapStone Paper & Packaging Corp. *	1,279,082
9,067	Neenah Paper, Inc.	468,945
23,733	P.H. Glatfelter Co.	646,012
16,728	Schweitzer-Mauduit International, Inc.	712,446
27,593	Wausau Paper Corp.	351,259

		5,076,691

Personal Products (0.3%):
9,440	Inter Parfums, Inc.	341,822
7,059	Medifast, Inc. *	205,346
28,608	Prestige Brands Holdings, Inc. *	779,569

		1,326,737

Pharmaceuticals (1.3%):
39,365	Akorn, Inc. *	866,030
6,087	Hi-Tech Pharmacal Co., Inc. *	263,750
35,805	Impax Laboratories, Inc. *	945,968
35,694	Medicines Co. (The) *	1,014,423
30,678	Questcor Pharmaceuticals, Inc. ^	1,991,923

		5,082,094

Professional Services (1.5%):
7,880	CDI Corp.	135,142
7,182	Exponent, Inc.	539,081
8,914	Heidrick & Struggles International, Inc.	178,904
12,453	Insperity, Inc.	385,794
15,147	Kelly Services, Inc., Class A	359,438
27,470	Korn/Ferry International *	817,782
26,999	Navigant Consulting, Inc. *	503,801
25,640	On Assignment, Inc. *	989,448
21,472	Resources Connection, Inc.	302,540
22,723	Trueblue, Inc. *	664,875
16,523	Wageworks, Inc. *	927,106

		5,803,911

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs) (6.6%):
30,876	Acadia Realty Trust	$814,509
8,323	Agree Realty Corp.	253,102
18,272	American Assets Trust, Inc.	616,497
31,846	Associated Estates Realty Corp.	539,471
50,297	Capstead Mortgage Corp.	636,760
37,917	Cedar Shopping Centers, Inc.	231,673
11,704	Coresite Realty Corp.	362,824
101,832	Cousins Properties, Inc.	1,168,013
107,821	DiamondRock Hospitality, Co.	1,266,897
17,059	EastGroup Properties, Inc.	1,073,182
29,186	EPR Properties	1,558,241
47,996	Franklin Street Properties Corp.	604,750
14,741	Getty Realty Corp.	278,457
28,587	Government Properties Income Trust	720,392
52,956	Healthcare Realty Trust, Inc.	1,278,887
46,128	Inland Real Estate Corp.	486,650
72,494	Kite Realty Group Trust	434,964
57,324	LaSalle Hotel Properties	1,794,814
96,997	Lexington Realty Trust ^	1,058,237
19,230	LTC Properties, Inc.	723,625
93,931	Medical Properties Trust, Inc.	1,201,377
39,941	Parkway Properties, Inc.	728,923
37,810	Pennsylvania Real Estate Investment Trust	682,471
29,960	Post Properties, Inc.	1,471,036
11,117	PS Business Parks, Inc.	929,604
21,530	Sabra Health Care REIT, Inc.	600,472
6,956	Saul Centers, Inc.	329,436
17,946	Sovran Self Storage, Inc.	1,318,134
52,615	Tanger Factory Outlet Centers, Inc.	1,841,526
6,520	Universal Health Realty Income Trust	275,405
13,353	Urstadt Biddle Properties, Inc., Class A	275,873

		25,556,202

Real Estate Management & Development (0.1%):
19,364	Forestar Group, Inc. *	344,679

Road & Rail (0.7%):
13,460	Arkansas Best Corp.	497,347
27,642	Heartland Express, Inc.	627,197
33,415	Knight Transportation, Inc.	772,889
13,963	Roadrunner Transportation System, Inc. *	352,426
13,544	Saia, Inc. *	517,516

		2,767,375

Semiconductors & Semiconductor Equipment (4.1%):
20,881	Advanced Energy Industries, Inc. *	511,585
18,301	ATMI, Inc. *	622,417
36,694	Brooks Automation, Inc.	401,065
13,512	Cabot Microelectronics Corp. *	594,528
12,148	CEVA, Inc. *	213,319
34,290	Cirrus Logic, Inc. *^	681,342
12,852	Cohu, Inc.	138,030
20,158	Diodes, Inc. *	526,527
12,724	DSP Group, Inc. *	109,935

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
51,249	Entropic Communications, Inc. *	$209,608
26,200	Exar Corp. *	313,090
74,651	GT Advanced Technologies, Inc. *	1,272,800
17,268	Hittite Microwave Corp.	1,088,575
34,327	Kopin Corp. *	129,756
42,274	Kulicke & Soffa Industries, Inc. *	533,075
24,750	Micrel, Inc.	274,230
52,257	Microsemi Corp. *	1,307,994
29,478	MKS Instruments, Inc.	881,097
19,449	Monolithic Power Systems, Inc. *	754,038
12,568	Nanometrics, Inc. *	225,847
11,753	Pericom Semiconductor Corp. *	92,026
16,696	Power Integrations, Inc.	1,098,263
10,773	Rubicon Technology, Inc. *^	121,627
18,196	Rudolph Technologies, Inc. *	207,616
17,317	Sigma Designs, Inc. *	82,429
5,810	Supertex, Inc. *	191,614
26,300	Tessera Technologies, Inc.	621,469
90,354	TriQuint Semiconductor, Inc. *	1,209,840
15,518	Ultratech, Inc. *	452,970
21,999	Veeco Instruments, Inc. *	922,418

		15,789,130

Software (2.7%):
25,474	Blackbaud, Inc.	797,336
20,588	Bottomline Technologies, Inc. *	723,668
17,614	Ebix, Inc. ^	300,671
17,267	EPIQ Systems, Inc.	235,349
8,686	Interactive Intelligence Group *	629,735
42,075	Manhattan Associates, Inc. *	1,473,888
4,978	MicroStrategy, Inc., Class A *	574,411
21,481	Monotype Imaging Holdings, Inc.	647,437
20,468	NetScout Systems, Inc. *	769,187
28,381	Progress Software Corp. *	618,706
16,865	Synchronoss Technologies, Inc. *	578,301
51,380	Take-Two Interactive Software, Inc. *	1,126,763
18,765	Tangoe, Inc. *	348,841
15,979	Tyler Technologies, Inc. *	1,337,124
15,883	VASCO Data Security International, Inc. *	119,758

		10,281,175

Specialty Retail (4.3%):
43,280	Aeropostale, Inc. *^	217,266
20,473	Barnes & Noble, Inc. *	427,886
9,859	Big 5 Sporting Goods Corp.	158,237
22,599	Brown Shoe Co., Inc.	599,777
15,490	Buckle, Inc. (The) ^	709,442
14,832	Cato Corp.	401,057
12,313	Children’s Place Retail Stores, Inc. (The)	613,311
20,151	Christopher & Banks Corp. *	133,198
26,950	Finish Line, Inc. (The), Class A	730,076
23,144	Francesca’s Holdings Corp. *	419,832
13,116	Genesco, Inc. *	978,060
11,607	Group 1 Automotive, Inc.	762,116
11,050	Haverty Furniture Co., Inc.	328,185

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
14,205	Hibbett Sports, Inc. *	$751,160
15,402	Jos. A. Bank Clothiers, Inc. *^	990,349
8,301	Kirkland’s, Inc. *	153,485
12,453	Lithia Motors, Inc., Class A	827,626
15,124	Lumber Liquidators Holdings, Inc. *	1,418,630
13,569	MarineMax, Inc. *	206,113
24,817	Men’s Wearhouse, Inc. (The)	1,215,536
16,493	Monro Muffler Brake, Inc.	938,122
29,480	Pep Boys - Manny, Moe & Jack *	374,986
30,127	Select Comfort Corp. *	544,696
18,764	Sonic Automotive, Inc., Class A	421,815
17,170	Stage Store, Inc.	419,807
15,498	Stein Mart, Inc.	217,127
16,864	Vitamin Shoppe, Inc. *	801,377
18,305	Zale Corp. *	382,758
12,184	Zumiez, Inc. *	295,340

		16,437,370

Technology Hardware, Storage & Peripherals (0.9%):
25,825	Electronics for Imaging, Inc. *	1,118,481
13,026	Intevac, Inc. *	126,352
48,085	QLogic Corp. *	613,084
18,436	Super Micro Computer, Inc. *	320,233
19,626	Synaptics, Inc. *^	1,177,953

		3,356,103

Textiles, Apparel & Luxury Goods (2.0%):
48,919	Crocs, Inc. *	763,136
9,132	G-III Apparel Group, Ltd. *	653,669
26,789	Iconix Brand Group, Inc. *	1,052,004
9,940	Movado Group, Inc.	452,767
7,985	Oxford Industries, Inc.	624,427
7,012	Perry Ellis International, Inc. *	96,345
71,625	Quiksilver Resources, Inc. *	537,904
21,904	Skechers U.S.A., Inc., Class A *	800,372
32,004	Steven Madden, Ltd. *	1,151,504
55,596	Wolverine World Wide, Inc.	1,587,266

		7,719,394

Thrifts & Mortgage Finance (0.9%):
23,882	Bank Mutual Corp.	151,412
6,787	Bofi Holding, Inc. *	581,985
39,062	Brookline Bancorp, Inc.	367,964
16,322	Dime Community Bancshares	277,148
52,148	Northwest Bancshares, Inc.	761,360
21,661	Oritani Financial Corp.	342,460
29,702	Provident Financial Services, Inc.	545,626
52,069	TrustCo Bank Corp.	366,566

		3,394,521

Tobacco (0.0%):
45,443	Alliance One International, Inc. *	132,694

Trading Companies & Distributors (0.6%):
23,096	Applied Industrial Technologies, Inc.	1,114,151
5,849	Dxp Enterprises, Inc. *	555,246
14,778	Kaman Corp., Class A	601,169

		2,270,566

Water Utilities (0.2%):
21,413	American States Water Co.	691,426

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services (0.1%):
8,445	NTELOS Holdings Corp.	$114,008
11,973	USA Mobility, Inc.	217,549

		331,557

Total Common Stocks (Cost $246,261,003)		379,813,924

Right (0.0%):
Electronic Equipment, Instruments & Components (0.0%):
10,537	Gerber Scientific, Inc. *	—

Total Right (Cost $–)		—

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (3.6%):
$ 13,685,470	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	13,685,470

Total Securities Held as Collateral for Securities on Loan (Cost $13,685,470)		13,685,470

Unaffiliated Investment Company (0.8%):
2,881,345	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	2,881,345

Total Unaffiliated Investment Company (Cost $2,881,345)		2,881,345

Total Investment Securities (Cost $262,827,818)(c) - 103.3%		396,380,739
Net other assets (liabilities) - (3.3)%		(12,830,565)

Net Assets - 100.0%		$383,550,174

Percentages indicated are based on net assets as of March 31, 2014.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014, was $13,583,773.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2014.
(b)	The rate represents the effective yield at March 31, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Futures Contracts

Cash of $160,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index June Future	Long	6/20/14	28	$3,277,400	$(12,504)

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (63.1%):
Aerospace & Defense (3.6%):
33,200	Boeing Co. (The)	$4,166,268
137,800	United Technologies Corp.	16,100,552

		20,266,820

Auto Components (2.9%):
89,300	Delphi Automotive plc	6,059,898
95,700	Johnson Controls, Inc.	4,528,524
72,700	TRW Automotive Holdings Corp. *	5,933,774

		16,522,196

Banks (1.2%):
11,700	M&T Bank Corp.	1,419,210
22,900	PNC Financial Services Group, Inc.	1,992,300
77,700	U.S. Bancorp	3,330,222

		6,741,732

Beverages (1.2%):
80,800	PepsiCo, Inc.	6,746,800

Capital Markets (4.7%):
136,600	Invesco, Ltd.	5,054,200
152,100	State Street Corp.	10,578,555
341,600	TD Ameritrade Holding Corp.	11,597,320

		27,230,075

Chemicals (0.4%):
13,100	Airgas, Inc.	1,395,281
7,200	Cytec Industries, Inc.	702,792

		2,098,073

Commercial Services & Supplies (1.5%):
116,400	Iron Mountain, Inc.	3,209,148
116,500	Tyco International, Ltd.	4,939,600

		8,148,748

Diversified Financial Services (1.0%):
92,200	JPMorgan Chase & Co.	5,597,462

Electric Utilities (1.6%):
49,900	Edison International	2,824,839
91,100	Entergy Corp.	6,090,035

		8,914,874

Electrical Equipment (0.4%):
18,300	Roper Industries, Inc.	2,443,233

Electronic Equipment, Instruments & Components (0.4%):
37,400	TE Connectivity, Ltd.	2,251,854

Food & Staples Retailing (0.2%):
16,000	CVS Caremark Corp.	1,197,760

Food Products (2.9%):
84,000	General Mills, Inc.	4,352,880
163,200	Mondelez International, Inc., Class A	5,638,560
87,670	Nestle SA, Registered Shares	6,607,703

		16,599,143

Health Care Equipment & Supplies (0.4%):
45,000	DENTSPLY International, Inc.	2,071,800

Health Care Providers & Services (3.6%):
38,700	DaVita, Inc. *	2,664,495
20,600	Henry Schein, Inc. *	2,459,022
12,400	Humana, Inc.	1,397,728
168,900	UnitedHealth Group, Inc.	13,848,111

		20,369,356

Household Products (1.0%):
72,200	Procter & Gamble Co. (The)	5,819,320

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates (3.3%):
251,000	Danaher Corp.	$18,825,000

Insurance (3.4%):
285,400	Marsh & McLennan Cos., Inc.	14,070,220
160,336	XL Group plc, Class B	5,010,500

		19,080,720

Internet Software & Services (0.9%):
4,400	Google, Inc., Class A *	4,903,844

IT Services (2.8%):
217,100	Fiserv, Inc. *	12,307,399
20,500	International Business Machines Corp.	3,946,045

		16,253,444

Life Sciences Tools & Services (1.4%):
66,700	Thermo Fisher Scientific, Inc.	8,020,008

Media (1.4%):
22,300	Liberty Global plc, Class A *	927,680
40,800	Liberty Global plc, Series C *	1,660,968
18,300	Twenty-First Century Fox, Inc.	585,051
161,800	Twenty-First Century Fox, Inc., Class B	5,035,216

		8,208,915

Multiline Retail (1.0%):
105,100	Dollar Tree, Inc. *	5,484,118

Multi-Utilities (3.8%):
284,000	PG&E Corp.	12,268,800
334,700	Xcel Energy, Inc.	10,161,492

		22,430,292

Oil, Gas & Consumable Fuels (2.2%):
18,700	Anadarko Petroleum Corp.	1,585,012
52,200	Apache Corp.	4,329,990
15,500	Concho Resources, Inc. *	1,898,750
10,900	Pioneer Natural Resources Co.	2,039,826
30,732	Range Resources Corp.	2,549,834
10,500	WPX Energy, Inc. *	189,315

		12,592,727

Paper & Forest Products (0.0%):
488,000	Sino-Forest Corp. *	—

Personal Products (0.2%):
59,100	Avon Products, Inc.	865,224

Pharmaceuticals (4.2%):
70,000	Allergan, Inc.	8,687,000
14,500	Perrigo Co. plc	2,242,570
284,500	Pfizer, Inc.	9,138,140
148,700	Zoetis, Inc.	4,303,378

		24,371,088

Real Estate Investment Trusts (REITs) (1.6%):
92,000	American Tower Corp.	7,532,040
10,100	Simon Property Group, Inc.	1,656,400

		9,188,440

Semiconductors & Semiconductor Equipment (2.2%):
79,900	Nxp Semiconductors NV *	4,698,919
165,200	Texas Instruments, Inc.	7,789,180

		12,488,099

Specialty Retail (3.9%):
23,500	AutoZone, Inc. *	12,621,850
8,600	L Brands, Inc.	488,222
78,500	Lowe’s Cos., Inc.	3,838,650
40,500	O’Reilly Automotive, Inc. *	6,009,795

		22,958,517

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals (0.5%):
21,000	Seagate Technology plc	$1,179,360
15,800	Western Digital Corp.	1,450,756

		2,630,116

Tobacco (1.2%):
83,700	Philip Morris International, Inc.	6,852,519

Wireless Telecommunication Services (2.1%):
118,000	Crown Castle International Corp.	8,706,040
33,400	SBA Communications Corp., Class A *	3,038,064

		11,744,104

Total Common Stocks (Cost $329,748,686)		359,916,421

Preferred Stocks (0.2%):
Banks (0.0%):
9,874	U.S. Bancorp, Series F	280,422

Electric Utilities (0.2%):
16,700	SCE Trust I , Perpetual Bond^	379,758
2,930	SCE Trust II , Perpetual Bond	60,241
30,117	SCE Trust III , Perpetual Bond	770,995

		1,210,994

Total Preferred Stocks (Cost $1,431,473)		1,491,416

Private Placements (0.8%):
Auto Components (0.0%):
250,000	TRW Automotive, Inc. (a)	256,875

Beverages (0.2%):
750,000	SABMiller Holdings, Inc. (a)	755,767
650,000	SABMiller Holdings, Inc. (a)	649,150

		1,404,917

Media (0.5%):
1,334,000	Univision Communications, Inc. (b)	1,475,738
725,000	Univision Communications, Inc. (a)	779,375

		2,255,113

Oil, Gas & Consumable Fuels (0.1%):
750,000	Targa Resources Partners (b)	695,625

Total Private Placements (Cost $4,601,347)		4,612,530

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bond(0.2%):
Airlines (0.2%):
$ 365,000	United Airlines, Inc., 4.50%, 1/15/15^	867,331

Total Convertible Bond (Cost $769,776)		867,331

Floating Rate Loans (4.5%):
Chemicals (0.1%):
544,885	Kronos, Inc. , 10/30/19(c)	548,563

Food & Staples Retailing (0.1%):
375,000	Rite Aid Corp. , 2/21/20(c)	374,471

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Floating Rate Loans, continued
Food Products (1.8%):
$ 10,723,058	H.J. Heinz Co., 0.00%, 6/5/20(c)	$10,765,521

Real Estate Investment Trusts (REITs) (1.1%):
6,086,820	Crown Castle Operating Co., 3.25%, 1/31/21(c)	6,063,995

Wireless Telecommunication Services (1.4%):
8,000,000	Intelsat Jackson Holding SA , 6/30/19(c)	8,012,480

Total Floating Rate Loans (Cost $25,917,008)		25,765,030

Corporate Bonds (10.6%):
Airlines (0.1%):
628,953	U.S. Airways 2010-1A PTT, Series A, 6.25%, 10/22/24	710,717

Auto Components (0.4%):
400,000	Delphi Corp., 6.13%, 5/15/21, Callable 5/15/16 @ 103.06	445,000
2,000,000	Delphi Corp., 5.00%, 2/15/23, Callable 2/15/18 @ 102.5	2,120,000

		2,565,000

Banks (0.2%):
748,116	Pinnacle Foods Finance LLC, 3.25%, 4/29/20(c)	744,038
498,750	Pinnacle Foods Finance LLC, 3.25%, 4/29/20(c)	495,633

		1,239,671

Capital Markets (1.1%):
1,650,000	E*TRADE Financial Corp., 6.75%, 6/1/16	1,786,124
1,150,000	E*TRADE Financial Corp., 6.00%, 11/15/17, Callable 11/15/14 @ 103	1,208,938
1,050,000	E*TRADE Financial Corp., 6.38%, 11/15/19, Callable 11/15/15 @ 104.78	1,141,875
250,000	Ford Motor Credit Co. LLC, 4.25%, 2/3/17	268,428
500,000	Ford Motor Credit Co. LLC, 6.63%, 8/15/17	577,586
900,000	Legg Mason, Inc., 5.50%, 5/21/19	994,031

		5,976,982

Commercial Services & Supplies (0.1%):
500,000	International Lease Finance Corp., 2.18%, 6/15/16(c)	503,750

Diversified Consumer Services (0.0%):
250,000	Ford Motor Credit Co. LLC, 2.28%, 5/15/18	275,932

Diversified Financial Services (1.2%):
1,375,000	Ford Motor Credit Co. LLC, 2.38%, 3/12/19	1,364,419

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Financial Services, continued
$ 5,000,000	UPC Financing Partnership, 3.25%, 6/30/21(c)	$4,984,800

		6,349,219

Diversified Telecommunication Services (0.3%):
1,994,975	Telesat Canada, 3.50%, 3/28/19(c)	1,987,494

Food Products (0.0%):
250,000	B&G Foods, Inc., 4.63%, 6/1/21, Callable 6/1/16 @ 103.47	247,188

Gas Utilities (0.1%):
350,000	EQT Corp., 8.13%, 6/1/19	427,070

Hotels, Restaurants & Leisure (0.5%):
700,000	Cedar Fair, LP, 9.13%, 8/1/18, Callable 8/1/14 @ 104.56	747,460
983,333	Hilton Worldwide Finance LLC, 3.75%, 10/25/20(c)	984,474
997,494	Wendy’s International, Inc., 3.25%, 5/15/19(c)	993,135

		2,725,069

Household Products (0.3%):
1,975,000	Procter & Gamble Co. (The), 3.10%, 8/15/23	1,950,502

Machinery (0.4%):
1,425,000	CNH Capital LLC, 6.25%, 11/1/16	1,562,155
275,000	CNH Capital LLC, 3.63%, 4/15/18	279,813
250,000	Xylem, Inc., 3.55%, 9/20/16	263,533

		2,105,501

Media (0.3%):
200,000	Cedar Fair, LP, 5.25%, 3/15/21, Callable 3/15/16 @ 103.94	202,500
250,000	Lamar Media Corp., 5.88%, 2/1/22, Callable 2/1/17 @ 102.94	265,000
270,000	Lamar Media Corp., 5.00%, 5/1/23, Callable 5/1/18 @ 102.5	270,000
300,000	Univision Communications, Inc., 7.88%, 11/1/20, Callable 11/1/15 @ 103.94(b)	331,500
750,000	Univision Communications, Inc., 5.13%, 5/15/23, Callable 5/15/18 @ 102.56(b)	766,875

		1,835,875

Multiline Retail (0.1%):
75,000	Amerigas Finance Corp. LLC, 6.75%, 5/20/20, Callable 5/20/16 @ 103.38	81,187
525,000	Amerigas Finance Corp. LLC, 7.00%, 5/20/22, Callable 5/20/17 @ 103.5	573,563

		654,750

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels (3.7%):
$ 500,000	Antero Resources Finance Corp., 6.00%, 12/1/20, Callable 12/1/15 @ 104.03	$531,875
1,000,000	Antero Resources Finance Corp., 5.38%, 11/1/21, Callable 11/1/16 @ 104.03(b)	1,015,000
1,000,000	Concho Resources, Inc., 7.00%, 1/15/21, Callable 1/15/16 @ 103.5	1,102,500
225,000	Concho Resources, Inc., 6.50%, 1/15/22, Callable 1/15/17 @ 103.25	245,250
100,000	Concho Resources, Inc., 5.50%, 4/1/23, Callable 10/1/17 @ 102.75	104,000
500,000	Energy Transfer Partners LP, 4.15%, 10/1/20, Callable 8/1/20 @ 100	515,982
550,000	Energy Transfer Partners LP, 4.90%, 2/1/24, Callable 11/1/23 @ 100^	572,414
1,450,000	EQT Corp., 4.88%, 11/15/21	1,533,084
210,000	Equitable Resources, Inc., 6.50%, 4/1/18	235,779
300,000	Laredo Petroleum, Inc., 9.50%, 2/15/19, Callable 2/15/15 @ 104.75	331,125
600,000	Laredo Petroleum, Inc., 5.63%, 1/15/22, Callable 1/15/17 @ 104.22(b)	607,500
75,000	Markwest Energy Partners LP, 6.75%, 11/1/20, Callable 11/1/15 @ 103.38	81,188
825,000	Markwest Energy Partners LP, 6.50%, 8/15/21, Callable 2/15/16 @ 103.25	891,000
1,525,000	Markwest Energy Partners LP, 6.25%, 6/15/22, Callable 12/15/16 @ 103.13	1,647,000
2,150,000	Markwest Energy Partners LP, 5.50%, 2/15/23, Callable 8/15/17 @ 102.75	2,209,125
1,900,000	Markwest Energy Partners LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	1,828,750
250,000	Range Resources Corp., 6.75%, 8/1/20, Callable 8/1/15 @ 103.38	270,000
2,175,000	Range Resources Corp., 5.75%, 6/1/21, Callable 6/1/16 @ 102.88	2,329,968
1,600,000	Range Resources Corp., 5.00%, 8/15/22, Callable 2/15/17 @ 102.5	1,632,000
2,450,000	Range Resources Corp., 5.00%, 3/15/23, Callable 3/15/18 @ 102.5	2,480,624

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 500,000	Spectra Energy Partners, 4.75%, 3/15/24, Callable 12/15/23 @ 100	$526,855

		20,691,019

Real Estate Investment Trusts (REITs) (0.1%):
300,000	American Tower Corp., 5.00%, 2/15/24	312,451

Real Estate Management & Development (0.1%):
750,000	CBRE Services, Inc., 5.00%, 3/15/23, Callable 3/15/18 @ 102.5	750,938

Road & Rail (0.4%):
1,900,000	Burlington Northern Santa Fe LLC, 3.85%, 9/1/23, Callable 6/1/23 @ 100	1,925,765
130,000	Burlington Northern Santa Fe LLC, 3.75%, 4/1/24, Callable 1/1/24 @ 100	130,376

		2,056,141

Semiconductors & Semiconductor Equipment (0.1%):
525,000	Xilinx, Inc., 3.00%, 3/15/21	520,617

Specialty Retail (0.5%):
350,000	L Brands, Inc., 6.90%, 7/15/17	400,313
250,000	L Brands, Inc., 8.50%, 6/15/19	302,500
250,000	L Brands, Inc., 7.00%, 5/1/20	285,000
500,000	L Brands, Inc., 6.63%, 4/1/21	561,875
525,000	L Brands, Inc., 5.63%, 2/15/22	554,531
300,000	Suburban Propane Partners, 7.50%, 10/1/18, Callable 10/1/14 @ 103.75	318,750
375,000	Suburban Propane Partners, 7.38%, 3/15/20, Callable 3/15/15 @ 103.69	401,250

		2,824,219

Wireless Telecommunication Services (0.6%):
675,000	Crown Castle International Corp., 7.13%, 11/1/19, Callable 11/1/14 @ 103.56	718,031
375,000	Crown Castle International Corp., 5.25%, 1/15/23	381,094
225,000	SBA Communications Corp., 5.63%, 10/1/19, Callable 10/1/16 @ 102.81	235,688
500,000	SBA Telecommunications, 5.75%, 7/15/20, Callable 7/15/16 @ 102.88	523,750
1,500,000	Sprint Nextel Corp., 9.00%, 11/15/18(b)	1,833,750

		3,692,313

Total Corporate Bonds (Cost $59,982,740)		60,402,418

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bond(0.2%):
Containers & Packaging (0.2%):
$ 750,000	Rexam plc, 6.75%, 6/29/67, Callable 6/29/17 @ 100+(c)	$1,102,349

Total Foreign Bond (Cost $1,081,647)		1,102,349

Yankee Dollars (2.9%):
Banks (0.2%):
1,225,000	KFW, Series G, 0.50%, 4/19/16, MTN	1,224,510

Diversified Financial Services (0.1%):
500,000	Schaeffler Finance BV, 8.50%, 2/15/19, Callable 2/15/15 @ 106.38(b)	558,125

Diversified Telecommunication Services (0.1%):
250,000	Intelsat Jackson Holding SA, 7.25%, 4/1/19, Callable 4/1/15 @ 103.65	268,750
530,000	Telesat Canada, 6.00%, 5/15/17, Callable 5/15/14 @ 103(a)	548,550

		817,300

Media (0.2%):
1,000,000	Unitymedia Hessen, 7.50%, 3/15/19, Callable 3/15/15 @ 103.75(a)	1,085,000
250,000	Unitymedia Hessen, 5.17%, 1/15/23, Callable 1/15/18 @ 102.75(a)	255,000

		1,340,000

Semiconductors & Semiconductor Equipment (0.5%):
500,000	NXP Funding BV/NXP Funding LLC, 3.75%, 6/1/18(a)	502,500
725,000	NXP Funding BV/NXP Funding LLC, 5.75%, 2/15/21, Callable 2/15/17 @ 102.88(b)	772,125
1,400,000	NXP Funding BV/NXP Funding LLC, 5.75%, 3/15/23, Callable 3/15/18 @ 102.88(b)	1,470,000

		2,744,625

Wireless Telecommunication Services (1.8%):
600,000	Intelsat Jackson Holding SA, 8.50%, 11/1/19, Callable 11/1/14 @ 104.25	643,500
2,410,000	Intelsat Jackson Holding SA, 7.25%, 10/15/20, Callable 10/15/15 @ 103.63	2,614,850
1,715,000	Intelsat Jackson Holding SA, 5.50%, 8/1/23, Callable 8/1/18 @ 102.75(b)	1,680,700
1,380,000	UPCB Finance III, Ltd., 6.63%, 7/1/20, Callable 7/1/15 @ 103.31(b)	1,476,600

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Wireless Telecommunication Services, continued
$ 1,525,000	UPCB Finance V, Ltd., 7.25%, 11/15/21, Callable 11/15/16 @ 103.63(b)	$1,681,313
1,750,000	UPCB Finance VI, Ltd., 6.88%, 1/15/22, Callable 1/15/17 @ 103.44(b)	1,907,500

		10,004,463

Total Yankee Dollars (Cost $16,574,998)		16,689,023

U.S. Treasury Obligations (7.7%):
U.S. Treasury Notes (7.7%)
10,000,000	0.25%, 10/31/15	9,997,660
4,000,000	0.63%, 11/15/16	3,988,752
10,525,000	2.50%, 8/15/23	10,374,524
19,300,000	2.75%, 11/15/23	19,387,448

		43,748,384

Total U.S. Treasury Obligations (Cost $43,326,561)		43,748,384

Securities Held as Collateral for Securities on Loan (0.1%):
$431,957	Allianz Variable Insurance Products Securities Lending Collateral Trust (d)	431,957

Total Securities Held as Collateral for Securities on Loan (Cost $431,957)		431,957

Unaffiliated Investment Company (11.3%):
64,611,678	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (e)	64,611,678

Total Unaffiliated Investment Company (Cost $64,611,678)		64,611,678

Total Investment Securities (Cost $548,477,871)(f) - 101.6%		579,638,537
Net other assets (liabilities) - (1.6)%		(8,876,760)

Net Assets - 100.0%		$570,761,777

Percentages indicated are based on net assets as of March 31, 2014.

MTN	-	Medium Term Note

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014, was $419,033.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2014, these securities represent 0.86% of the net assets of the fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	Variable rate security. The rate presented represents the rate in effect at March 31, 2014. The date presented represents the final maturity date.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2014.
(e)	The rate represents the effective yield at March 31, 2014.
(f)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Over-the-counter options written as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call		Strike Price	Expiration Date	Contracts	Fair Value
Apache Corp.	Morgan Stanley	Call	USD	95.00	1/16/15	23	$(4,961)
CVS Caremark Corp.	Morgan Stanley	Call	USD	80.00	8/5/14	19	(2,249)
CVS Caremark Corp.	Morgan Stanley	Call	USD	77.50	1/16/15	19	(6,786)
CVS Caremark Corp.	Morgan Stanley	Call	USD	77.50	8/5/14	19	(3,617)
CVS Caremark Corp.	Morgan Stanley	Call	USD	80.00	1/16/15	19	(5,107)
Danaher Corp.	JPMorgan Chase	Call	USD	82.50	6/20/14	61	(2,271)
Danaher Corp.	JPMorgan Chase	Call	USD	90.00	1/16/15	61	(5,959)
Danaher Corp.	JPMorgan Chase	Call	USD	80.00	1/16/15	18	(5,828)
Danaher Corp.	JPMorgan Chase	Call	USD	80.00	9/19/14	18	(3,383)
Danaher Corp.	JPMorgan Chase	Call	USD	85.00	1/16/15	18	(3,272)
Danaher Corp.	JPMorgan Chase	Call	USD	85.00	9/19/14	18	(1,391)
Limited Brands, Inc.	Citibank	Call	USD	56.50	5/16/14	43	(8,767)
Limited Brands, Inc.	Citibank	Call	USD	59.00	5/16/14	43	(4,429)
Lowe’s Cos., Inc.	JPMorgan Chase	Call	USD	55.00	1/15/15	167	(26,665)
Lowe’s Cos., Inc.	Morgan Stanley	Call	USD	55.00	10/16/14	14	(1,447)
Lowe’s Cos., Inc.	Morgan Stanley	Call	USD	52.50	10/16/14	14	(2,334)
Lowe’s Cos., Inc.	Morgan Stanley	Call	USD	52.50	1/15/15	14	(3,234)
Marsh & McLennan Cos., Inc.	Morgan Stanley	Call	USD	50.00	7/17/14	28	(3,461)
Marsh & McLennan Cos., Inc.	Morgan Stanley	Call	USD	50.00	10/17/14	28	(4,987)
PNC Financial Services Group	Morgan Stanley	Call	USD	90.00	8/14/14	17	(3,708)
PNC Financial Services Group	Morgan Stanley	Call	USD	90.00	1/15/15	17	(6,473)
PNC Financial Services Group	Morgan Stanley	Call	USD	87.50	8/14/14	17	(5,430)
PNC Financial Services Group	Morgan Stanley	Call	USD	87.50	1/15/15	17	(8,280)
Procter & Gamble Co.	JPMorgan Chase	Call	USD	85.00	1/15/15	106	(20,854)
Procter & Gamble Co. (The)	JPMorgan Chase	Call	USD	90.00	1/16/15	155	(14,674)
Simon Property Group, Inc.	JPMorgan Chase	Call	USD	170.00	1/16/15	38	(19,604)
Simon Property Group, Inc.	JPMorgan Chase	Call	USD	165.00	1/16/15	21	(14,858)
Simon Property Group, Inc.	JPMorgan Chase	Call	USD	175.00	1/16/15	21	(7,787)
Simon Property Group, Inc.	JPMorgan Chase	Call	USD	180.00	1/16/15	21	(5,547)
State Street Corp.	Morgan Stanley	Call	USD	72.50	1/16/15	21	(8,730)
State Street Corp.	Morgan Stanley	Call	USD	70.00	1/16/15	21	(11,018)
State Street Corp.	Morgan Stanley	Call	USD	70.00	8/15/14	21	(7,462)
State Street Corp.	Morgan Stanley	Call	USD	72.50	8/15/14	21	(5,229)
TE Connectivity, Ltd.	JPMorgan Chase	Call	USD	65.00	10/17/14	24	$(3,621)
TE Connectivity, Ltd.	JPMorgan Chase	Call	USD	65.00	7/18/14	24	(2,186)

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

Texas Instruments, Inc.	Citibank	Call	USD	45.00	1/16/15	489	(197,238)
The Boeing Co.	Citibank	Call	USD	145.00	1/16/15	40	(12,626)
The Boeing Co.	Citibank	Call	USD	150.00	1/16/15	41	(9,661)
The Boeing Co.	Citibank	Call	USD	155.00	1/16/15	40	(7,034)
TRW Automotive Holdings Corp.	JPMorgan Chase	Call	USD	90.00	7/18/14	8	(1,034)
TRW Automotive Holdings Corp.	JPMorgan Chase	Call	USD	95.00	10/17/14	8	(1,300)
TRW Automotive Holdings Corp.	JPMorgan Chase	Call	USD	95.00	7/18/14	8	(473)
TRW Automotive Holdings Corp.	JPMorgan Chase	Call	USD	90.00	10/17/14	8	(2,164)
United Technologies Corp.	Citibank	Call	USD	120.00	1/16/15	116	(59,411)
United Technologies Corp.	Citibank	Call	USD	125.00	1/16/15	115	(38,765)
U.S.BanCorp.	Citibank	Call	USD	45.00	1/16/15	320	(41,035)

Total							$(616,350)

Exchange-traded options written as of March 31, 2014 were as follows:

Description	Put/ Call		Strike Price	Expiration Date	Contracts	Fair Value
Apache Corp.	Call	USD	97.50	1/16/15	26	$(4,095)
Apache Corp.	Call	USD	105.00	1/16/15	26	(1,794)
Apache Corp.	Call	USD	100.00	1/16/15	56	(6,748)
AutoZone, Inc.	Call	USD	570.00	9/19/14	1	(1,440)
AutoZone, Inc.	Call	USD	600.00	9/19/14	1	(710)
AutoZone, Inc.	Call	USD	570.00	1/16/15	1	(2,440)
AutoZone, Inc.	Call	USD	600.00	1/16/15	1	(1,530)
Google, Inc.	Call	USD	1280.00	9/19/14	1	(2,535)
Google, Inc.	Call	USD	1280.00	1/16/15	1	(4,190)
Google, Inc.	Call	USD	1330.00	9/19/14	1	(1,765)
Google, Inc.	Call	USD	1330.00	1/16/15	1	(3,150)
IBM Corp.	Call	USD	185.00	1/16/15	103	(159,907)
IBM Corp.	Call	USD	190.00	1/16/15	102	(129,539)
JPMorgan Chase & Co.	Call	USD	60.00	9/19/14	24	(7,560)
JPMorgan Chase & Co.	Call	USD	60.00	1/16/15	24	(10,080)
JPMorgan Chase & Co.	Call	USD	70.00	1/16/15	365	(36,500)
JPMorgan Chase & Co.	Call	USD	65.00	1/16/15	24	(5,136)
JPMorgan Chase & Co.	Call	USD	65.00	9/19/14	24	(2,820)
Philip Morris International, Inc.	Call	USD	97.50	1/16/15	114	(2,622)
Philip Morris International, Inc.	Call	USD	95.00	1/16/15	42	(1,386)
Procter & Gamble Co. (The)	Call	USD	85.00	1/16/15	252	(49,770)
Texas Instruments, Inc.	Call	USD	48.00	10/17/14	31	(6,464)
Texas Instruments, Inc.	Call	USD	50.00	10/17/14	31	(4,170)
Texas Instruments, Inc.	Call	USD	50.00	1/16/15	62	(11,439)
The Boeing Co.	Call	USD	140.00	1/16/15	21	(8,663)
The Boeing Co.	Call	USD	135.00	8/15/14	21	(5,817)
The Boeing Co.	Call	USD	140.00	8/15/14	21	(3,560)

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments, continued

March 31, 2014 (Unaudited)

The Boeing Co.	Call	USD	135.00	1/16/15	21	$(11,603)
United Technologies Corp.	Call	USD	130.00	1/16/15	12	(2,520)
United Technologies Corp.	Call	USD	125.00	8/17/14	12	(1,620)
United Technologies Corp.	Call	USD	130.00	8/15/14	12	(654)
United Technologies Corp.	Call	USD	125.00	1/16/15	12	(4,080)
U.S. BanCorp.	Call	USD	45.00	1/16/15	214	(28,355)

Total						$(524,662)

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 29 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund

•	AZL BlackRock Global Allocation Fund

•	AZL Dreyfus Research Growth Fund

•	AZL Enhanced Bond Index Fund

•	AZL Federated Clover Small Value Fund

•	AZL Franklin Templeton Founding Strategy Plus Fund

•	AZL Gateway Fund

•	AZL International Index Fund

•	AZL Invesco Equity and Income Fund

•	AZL Invesco Growth and Income Fund

•	AZL Invesco International Equity Fund

•	AZL JPMorgan International Opportunities Fund

•	AZL JPMorgan U.S. Equity Fund

•	AZL MFS Investors Trust Fund

•	AZL MFS Mid Cap Value Fund

•	AZL MFS Value Fund

•	AZL Mid Cap Index Fund

•	AZL Money Market Fund

•	AZL Morgan Stanley Global Real Estate Fund

•	AZL Morgan Stanley Mid Cap Growth Fund

•	AZL NFJ International Value Fund

•	AZL Oppenheimer Discovery Fund

•	AZL Pyramis Core Bond Fund

•	AZL Russell 1000 Growth Index Fund

•	AZL Russell 1000 Value Index Fund

•	AZL S&P 500 Index Fund

•	AZL Schroder Emerging Markets Equity Fund

•	AZL Small Cap Stock Index Fund

•	AZL T. Rowe Price Capital Appreciation Fund

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. The Funds, with the exception of the AZL S&P 500 Index Fund and AZL Schroder Emerging Markets Equity Fund, offer a single class of shares. The AZL S&P 500 Index Fund and AZL Schroder Emerging Markets Equity Fund each offer Class 1 and Class 2.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (“Schedules”). The policies conform to U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2014 (Unaudited)

Investment Transactions

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

Consolidation of Subsidiaries

The AZL BlackRock Global Allocation Fund’s primary vehicle for gaining exposure to the commodities markets is through investments in the AZL Cayman Global Allocation Fund Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the AZL BlackRock Global Allocation Fund formed in the Cayman Islands, which invests primarily in the commodity-related instruments.

As of March 31, 2014, the AZL BlackRock Global Allocation Fund’s aggregate investment in the Subsidiary was $8,992,339, representing 1.31% of the AZL BlackRock Global Allocation Fund’s net assets.

The AZL BlackRock Global Allocation Fund’s investments have been consolidated and include the portfolio holdings of the Subsidiary.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Floating Rate Loans

The Funds may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. The Funds record an investment when the borrower withdraws money and records the interest as earned.

Structured Notes

The Funds may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured note at maturity which may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

Securities Purchased on a When-Issued Basis

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Funds will not pay for such securities or start earning interest on them until they are received. When the Funds agree to purchase securities on a when-issued basis, the Funds will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Funds may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2014 (Unaudited)

Short Sales

The Funds may engage in short sales against the box (i.e., where the Funds own or have an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Funds sell a borrowed security and have a corresponding obligation to the lender to return the identical security. The Funds may also incur an interest expense if a security that has been sold short has an interest payment. When the Funds engage in a short sale, the Funds record a liability for securities sold short and record an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold.

Securities Lending

To generate additional income, the Funds may lend up to 33 1/3% of their assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of the securities is all times required to post collateral to the Funds in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Funds bear all of the gains and losses on such investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Funds. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at March 31, 2014, are presented on the Funds’ Schedules of Portfolio Investments.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act.

Derivative Instruments

All open derivative positions at quarter end are reflected on the Funds’ Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Funds may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

As of March 31, 2014, certain Funds entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2014 (Unaudited)

Futures Contracts

The Funds (except for the AZL Money Market Fund) may enter into futures contracts. The Funds, except the AZL BlackRock Global Allocation Fund, AZL Franklin Templeton Founding Strategy Plus Fund, AZL Gateway Fund, AZL Invesco International Equity Fund, AZL Morgan Stanley Global Real Estate Fund, AZL Morgan Stanley Mid Cap Growth Fund and AZL T. Rowe Price Capital Appreciation Fund may enter into futures contracts to provide equity or market exposure on the Funds’ cash balances.

The AZL BlackRock Global Allocation Fund may enter into futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities. The Franklin Templeton Founding Strategy Plus Fund, AZL Gateway Fund, AZL Invesco International Equity Fund, AZL Morgan Stanley Global Real Estate Fund, AZL Morgan Stanley Mid Cap Growth Fund and AZL T. Rowe Price Capital Appreciation Fund may enter futures contracts to manage their exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Options Contracts

The AZL BlackRock Global Allocation Fund, the AZL Gateway Fund and AZL T. Rowe Price Capital Appreciation Fund may purchase or write put and call options on a security or an index of securities.

A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes and options on stocks involve elements of equity price risk.

Purchased Options Contracts—The Funds pay a premium which is marked to market to reflect the current value of the option. Premiums paid for purchasing put options which expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts—The Funds receive a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of the underlying assets and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

As of March 31, 2014, the AZL BlackRock Global Allocation Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of option written, to generate gains from options premiums. As of March 31, 2014, the AZL Gateway Fund purchased put and call options to hedge against security prices (equity risk). As of March 31, 2014, the AZL T. Rowe Price Capital Appreciation Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk).

AZL BlackRock Global Allocation Fund

The Fund had the following transactions in written call and put options during the period ended March 31 2014:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2013	(63,845)	$(1,043,812)
Options written	(1,522,990)	(3,070,537)
Options exercised	13,533	81,552
Options expired	67,323	198,327
Options closed	101,120	1,107,006

Options outstanding at March 31, 2014	(1,404,859)	$(2,727,464)

AZL Gateway Fund

The Fund had the following transactions in written call and put options during the period ended March 31, 2014:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2013	(1,122)	$(3,078,945)
Options written	(3,673)	(9,395,249)
Options expired	124	230,990
Options closed	3,581	8,987,934

Options outstanding at March 31, 2014	(1,090)	$(3,255,270)

AZL T. Rowe Price Capital Appreciation Fund

The Fund had the following transactions in written call and put options during the period ended March 31, 2014:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2013	(1,938)	$(826,586)
Options written	(2,906)	(695,740)
Options closed	785	273,397

Options outstanding at March 31, 2014	(4,059)	$(1,248,929)

Swap Agreements

The AZL BlackRock Global Allocation Fund and AZL Franklin Templeton Founding Strategy Plus Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (OTC swaps) or centrally cleared (“centrally cleared swaps”). The Funds may enter into swap agreements to manage their exposure to market, interest rate and credit risk. The value of swap agreements are equal to the Funds’ obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2014 (Unaudited)

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Funds are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house or its members will satisfy its obligations to the Funds.

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The Funds bear the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Consolidated Schedule of Portfolio Investments. The Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Funds, through the Subsidiary in the case of AZL BlackRock Global Allocation Fund, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of March 31, 2014, the AZL BlackRock Global Allocation Fund and AZL Franklin Templeton Founding Strategy Fund entered into interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2014 (Unaudited)

date If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which the Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which the Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. As of March 31, 2014 the AZL BlackRock Global Allocation Fund entered into centrally cleared credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Investments of the AZL Money Market Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security and are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the far value hierarchy.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2014 (Unaudited)

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Funds utilize a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset values are calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2014 in valuing the Funds’ investments based upon three levels defined above:

AZL BlackRock Capital Appreciation Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Diversified Telecommunication Services	$—	$6,939,397	$—	$6,939,397
Oil, Gas & Consumable Fuels	12,649,992	—	5,157,898	17,807,890
All Other Common Stocks+	624,076,994	—	—	624,076,994
Securities Held as Collateral for Securities on Loan	—	7,415,030	—	7,415,030
Unaffiliated Investment Company	21,831,053	—	—	21,831,053

Total Investment Securities	$658,558,039	$14,354,427	$5,157,898	$678,070,364

AZL BlackRock Global Allocation Fund
Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$5,720,649	$8,527,969	$—	$14,248,618
Airlines	2,909,251	840,752	—	3,750,003
Auto Components	3,155,939	5,555,972	—	8,711,911
Automobiles	3,027,875	10,271,259	—	13,299,134
Banks	7,985,545	16,447,270	—	24,432,815
Beverages	4,905,596	2,279,360	1,063,120	8,248,076
Biotechnology	6,215,228	289,837	—	6,505,065
Building Products	—	2,229,878	—	2,229,878
Capital Markets	1,471,221	2,926,266	—	4,397,487
Chemicals	2,779,134	11,967,036	—	14,746,170
Communications Equipment	4,384,186	143,983	—	4,528,169
Construction & Engineering	—	1,828,917	—	1,828,917
Construction Materials	—	398,762	—	398,762
Diversified Consumer Services	—	347,320	—	347,320
Diversified Financial Services	11,681,482	2,324,492	—	14,005,974
Diversified Telecommunication Services	3,222,302	5,657,015	—	8,879,317
Electric Utilities	2,890,251	375,517	—	3,265,768
Electrical Equipment	3,468,901	3,115,174	—	6,584,075
Electronic Equipment, Instruments & Components	302,815	4,262,119	—	4,564,934
Energy Equipment & Services	4,305,276	1,794,277	1,827,985	7,927,538
Food & Staples Retailing	1,120,918	936,413	—	2,057,331
Food Products	2,014,239	8,105,165	—	10,119,404
Gas Utilities	—	1,186,632	—	1,186,632
Health Care Equipment & Supplies	2,656,672	417,336	—	3,074,008
Health Care Providers & Services	17,285,586	5,313,964	—	22,599,550
Household Durables	610,952	1,624,632	—	2,235,584
Industrial Conglomerates	6,793,692	6,890,573	—	13,684,265
Insurance	10,114,615	5,961,971	—	16,076,586
Internet Software & Services	11,386,582	1,747,567	—	13,134,149
IT Services	10,723,910	1,753,876	—	12,477,786
Machinery	3,895,223	5,792,416	—	9,687,639
Media	8,584,858	799,725	—	9,384,583
Metals & Mining	13,999,598	12,418,816	—	26,418,414
Multiline Retail	113,244	471,409	—	584,653
Multi-Utilities	2,943,018	1,590,465	—	4,533,483
Oil, Gas & Consumable Fuels	20,532,919	10,028,798	712,042	31,273,759
Pharmaceuticals	12,079,266	13,434,841	—	25,514,107
Real Estate Investment Trusts (REITs)	4,926,239	686,350	—	5,612,589
Real Estate Management & Development	1,868,923	4,662,105	—	6,531,028

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2014 (Unaudited)

Road & Rail	4,661,361	2,611,967	—	7,273,328
Semiconductors & Semiconductor Equipment	56,971	4,932,027	—	4,988,998
Software	11,167,396	1,212,486	—	12,379,882
Specialty Retail	98,716	1,633,837	—	1,732,553
Technology Hardware, Storage & Peripherals	1,749,817	515,255	—	2,265,072
Textiles, Apparel & Luxury Goods	2,243,351	878,078	—	3,121,429
Trading Companies & Distributors	1,293,664	4,952,289	—	6,245,953
Transportation Infrastructure	92,726	—	370,289	463,015
Wireless Telecommunication Services	1,715,925	3,380,662	—	5,096,587
All Other Common Stocks+	29,271,287	—	—	29,271,287
Convertible Bonds+	—	13,069,126	—	13,069,126
Convertible Preferred Stocks
Airlines	—	32,500	—	32,500
Banks	—	287,755	—	287,755
All Other Preferred Stocks+	1,561,978	—	—	1,561,978
Corporate Bonds
Transportation Infrastructure	—	—	554,954	554,954
All Other Corporate Bonds+	—	14,685,567	—	14,685,567
Floating Rate Loans+	—	6,329,533	—	6,329,533
Foreign Bonds+	—	55,741,102	—	55,741,102
Preferred Stocks
Auto Components	—	—	426,443	426,443
Automobiles	—	2,197,413	—	2,197,413
Banks	2,641,797	1,237,495	—	3,879,292
Communications Equipment	—	585,396	—	585,396
Real Estate Management & Development	—	360,328	—	360,328
All Other Preferred Stocks+	1,255,399	—	—	1,255,399
Private Placements+	—	3,628,514	—	3,628,514
Right	17,786	—	—	17,786
U.S. Treasury Obligations	—	118,890,062	—	118,890,062
Warrant	—	132,096	—	132,096
Yankee Dollars+	—	14,101,693	—	14,101,693
Exchange Traded Funds	7,923,365	—	—	7,923,365
Securities Held as Collateral for Securities on Loan	—	16,305,010	—	16,305,010
Unaffiliated Investment Company	2,822,265	—	—	2,822,265
Purchased Options	421,176	4,725,643	—	5,146,819
Purchased Swaptions	—	662,301	—	662,301

Total Investment Securities	$269,071,085	$438,494,364	$4,954,833	$712,520,282

Securities Sold Short	(920,675)	—	—	(920,675)
Other Financial Instruments:*
Futures Contracts	(816,494)	—	—	(816,494)
Written Options	212,982	482,884	—	695,866
Written Swaptions	—	(567,042)	—	(567,042)
Forward Currency Contracts	—	16,870	—	16,870
Credit Default Swaps	—	(549)	—	(549)
Interest Rate Swaps	—	(32,015)	—	(32,015)
Total Return Swaps	—	33,784	—	33,784

Total Investments	$267,546,898	$438,428,296	$4,954,833	$710,930,027

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2014 (Unaudited)

AZL Dreyfus Research Growth Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$348,823,999	$—	$—	$348,823,999
Affiliated Investment Company	3,427,367	—	—	3,427,367
Exchange Traded Funds	3,620,834	—	—	3,620,834

Total Investment Securities	$355,872,200	$—	$—	$355,872,200

AZL Enhanced Bond Index Fund
Investment Securities:	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$58,935,776	$—	$58,935,776
Collateralized Mortgage Obligations	—	54,843,574	—	54,843,574
Convertible Preferred Stock	—	955,300	—	955,300
Corporate Bonds+	—	137,711,003	—	137,711,003
Municipal Bonds#	—	4,789,948	—	4,789,948
U.S. Government Agency Mortgages	—	282,764,557	—	282,764,557
U.S. Treasury Obligations	—	240,228,352	—	240,228,352
Yankee Dollars+	—	73,181,302	—	73,181,302
Securities Held as Collateral for Securities on Loan	—	22,810,891	—	22,810,891
Unaffiliated Investment Company	111,586,075	—	—	111,586,075

Total Investment Securities	$111,586,075	$876,220,703	$—	$987,806,778

Securities Sold Short	—	(18,788,644)	—	(18,788,644)
Other Financial Instruments:*
Futures Contracts	1,458	—	—	1,458
Forward Currency Contracts	—	(9,399)	—	(9,399)

Total Investments	$111,587,533	$857,422,660	$—	$969,010,193

AZL Federated Clover Small Value Fund
Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$461,655,928	$—	$—	$461,655,928
Securities Held as Collateral for Securities on Loan	—	24,800,209	—	24,800,209
Unaffiliated Investment Company	13,899,778	—	—	13,899,778

Total Investment Securities	$475,555,706	$24,800,209	$—	$500,355,915

AZL Franklin Templeton Founding Strategy Plus Fund
Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$3,616,974	$609,788	$—	$4,226,762
Air Freight & Logistics	2,003,390	2,002,852	—	4,006,242
Airlines	—	5,755,960	—	5,755,960
Auto Components	—	3,186,453	—	3,186,453
Automobiles	3,323,974	4,424,118	—	7,748,092
Banks	16,080,575	19,818,779	—	35,899,354
Beverages	4,018,885	653,875	—	4,672,760
Capital Markets	2,884,004	3,739,739	—	6,623,743
Chemicals	7,678,805	2,904,931	—	10,583,736
Commercial Services & Supplies	1,377,111	1,626,567	—	3,003,678
Communications Equipment	7,082,471	1,834,287	—	8,916,758
Construction & Engineering	—	1,152,265	—	1,152,265
Construction Materials	—	2,904,373	—	2,904,373
Diversified Financial Services	13,809,438	5,032,065	—	18,841,503
Diversified Telecommunication Services	5,042,510	6,654,304	—	11,696,814
Electric Utilities	11,158,300	129,618	—	11,287,918
Electrical Equipment	—	1,454,207	—	1,454,207

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2014 (Unaudited)

Energy Equipment & Services	13,893,058	1,627,718	—	15,520,776
Food & Staples Retailing	10,926,890	4,660,125	—	15,587,015
Health Care Equipment & Supplies	9,191,171	1,051,095	—	10,242,266
Industrial Conglomerates	2,313,013	3,145,663	—	5,458,676
Insurance	13,913,965	9,436,790	—	23,350,755
Machinery	4,534,133	1,292,446	—	5,826,579
Marine	—	2,969,932	—	2,969,932
Media	15,599,036	4,285,055	—	19,884,091
Metals & Mining	10,362,385	7,011,456	—	17,373,841
Multiline Retail	3,062,702	1,112,640	—	4,175,342
Multi-Utilities	5,704,929	308,405	—	6,013,334
Oil, Gas & Consumable Fuels	32,307,332	19,274,014	—	51,581,346
Pharmaceuticals	32,676,851	11,903,867	—	44,580,718
Professional Services	—	411,042	—	411,042
Real Estate Investment Trusts (REITs)	922,690	79,039	—	1,001,729
Real Estate Management & Development	312,937	—	95,418	408,355
Semiconductors & Semiconductor Equipment	3,583,503	5,626,633	—	9,210,136
Software	15,503,405	976,079	—	16,479,484
Specialty Retail	485,680	2,919,392	—	3,405,072
Technology Hardware, Storage & Peripherals	12,693,458	1,463,379	—	14,156,837
Tobacco	5,226,614	5,139,399	—	10,366,013
Wireless Telecommunication Services	2,977,919	4,355,968	—	7,333,887
All Other Common Stocks+	16,758,944	—	—	16,758,944
Convertible Bonds+	—	3,435,446	—	3,435,446
Convertible Preferred Stocks
Diversified Financial Services	915,368	—	—	915,368
Insurance	129,360	—	—	129,360
Multi-Utilities	288,175	—	—	288,175
All Other Convertible Preferred Stocks+	—	1,081,637	—	1,081,637
Corporate Bonds+	—	56,954,278	—	56,954,278
Floating Rate Loans+	—	5,008,139	—	5,008,139
Foreign Bonds+	—	120,746,670	—	120,746,670
Municipal Bond	—	530,957	—	530,957
Preferred Stocks
Banks	—	185,640	—	185,640
Metals & Mining	24,651	—	—	24,651
U.S. Government Agency Mortgages	—	66,075,000	—	66,075,000
U.S. Treasury Obligations	—	6,499,592	—	6,499,592
Yankee Dollars+	—	27,918,338	—	27,918,338
Securities Held as Collateral for Securities on Loan	—	24,168,496	—	24,168,496
Unaffiliated Investment Company	19,017,700	—	—	19,017,700

Total Investment Securities	$311,402,306	$465,538,511	$95,418	$777,036,235

Other Financial Instruments:*
Forward Currency Contracts	—	(157,053)	—	(157,053)
Interest Rate Swaps	—	(231,043)	—	(231,043)

Total Investments	$311,402,306	$465,150,415	$95,418	$776,648,139

AZL Gateway Fund
Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$206,573,020	$—	$—	$206,573,020
Purchased Put Options	546,645	—	—	546,645
Unaffiliated Investment Company	7,461,589	—	—	7,461,589

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2014 (Unaudited)

Total Investment Securities	$214,581,254	$—	$—		$214,581,254

Other Financial Instruments:*
Written Options	156,695	—	—		156,695

Total Investments	$214,737,949	$—	$—		$214,737,949

AZL International Index Fund
Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks
Airlines	$111,739	$1,893,767	$—		$2,005,506
Real Estate Management & Development	—	15,114,198	—	^	15,114,198
All Other Common Stocks+	—	806,113,597	—		806,113,597
Preferred Stocks+	—	4,824,624	—		4,824,624
Rights
Real Estate Mangement & Development	—	16,365	—		16,365
All Other Rights+	152,072	—	—		152,072
Securities Held as Collateral for Securities on Loan	—	26,947,457	—		26,947,457
Unaffiliated Investment Company	157,378	—	—		157,378

Total Investment Securities	$421,189	$854,910,008	$—		$855,331,197

Other Financial Instruments:*
Futures Contracts	309,519	—	—		309,519

Total Investments	$730,708	$854,910,008	$—	^	$855,640,716

AZL Invesco Equity and Income Fund
Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks
Diversified Telecommunication Services	$7,297,000	$4,838,205	$—		$12,135,205
Oil, Gas & Consumable Fuels	32,979,204	27,452,971	—		60,432,175
Pharmaceuticals	40,738,690	9,583,084	—		50,321,774
All Other Common Stocks+	607,713,351	—	—		607,713,351
Convertible Bonds+	—	118,393,603	—		118,393,603
Corporate Bonds+	—	56,308,481	—		56,308,481
Municipal Bond	—	90,782	—		90,782
Preferred Stocks
Banks	796,800	1,766,488	—		2,563,288
Capital Markets	776,700	960,938	—		1,737,638
Oil, Gas & Consumable Fuels	—	1,392,937	—		1,392,937
U.S. Government Agency Mortgages	—	2,161,037	—		2,161,037
U.S. Treasury Obligations	—	121,483,487	—		121,483,487
Yankee Dollars+	—	16,384,327	—		16,384,327
Securities Held as Collateral for Securities on Loan	—	26,079,369	—		26,079,369
Unaffiliated Investment Company	95,672,230	—	—		95,672,230

Total Investment Securities	$785,973,975	$386,895,709	$—		$1,172,869,684

Other Financial Instruments:*
Forward Currency Contracts	—	149,069	—		149,069

Total Investments	$785,973,975	$387,044,778	$—		$1,173,018,753

AZL Invesco Growth and Income Fund
Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks
Diversified Telecommunication Services	$4,384,527	$2,683,887	$—		$7,068,414
Oil, Gas & Consumable Fuels	19,476,309	15,560,675	—		35,036,984
Pharmaceuticals	23,337,042	5,778,686	—		29,115,728
All Other Common Stocks+	353,656,670	—	—		353,656,670

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2014 (Unaudited)

Unaffiliated Investment Company	8,260,858	—	—		8,260,858

Total Investment Securities	$409,115,406	$24,023,248	$—		$433,138,654

Other Financial Instruments:*
Forward Currency Contracts	—	86,936	—		86,936

Total Investments	$409,115,406	$24,110,184	$—		$433,225,590

AZL Invesco International Equity Fund
Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks
Banks	$8,085,737	$25,116,487	$—		$33,202,224
Beverages	3,066,477	17,248,933	—		20,315,410
Chemicals	4,191,655	8,411,555	—		12,603,210
Diversified Financial Services	10,479,717	15,810,659	—		26,290,376
Food Products	1,354,749	14,966,233	—		16,320,982
Insurance	5,632,064	—	—		5,632,064
Internet Software & Services	8,753,621	—	—		8,753,621
Life Sciences Tools & Services	—	—	—	^	—	^
Media	8,207,749	54,282,346	—		62,490,095
Oil, Gas & Consumable Fuels	23,330,944	27,083,812	—		50,414,756
Pharmaceuticals	11,543,743	34,265,714	—		45,809,457
Road & Rail	4,908,730	—	—		4,908,730
Semiconductors & Semiconductor Equipment	21,016,335	9,608,098	—		30,624,433
Software	7,073,121	11,717,968	—		18,791,089
All Other Common Stocks+	—	203,594,389	—		203,594,389
Securities Held as Collateral for Securities on Loan	—	11,404,775	—		11,404,775
Unaffiliated Investment Company	45,210,387	—	—		45,210,387

Total Investment Securities	$162,855,029	$433,510,969	$—	^	$596,365,998

AZL JPMorgan International Opportunities Fund
Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks
Metals & Mining	$7,305,467	$10,809,022	$—		$18,114,489
All Other Common Stocks+	—	610,547,838	—		610,547,838
Preferred Stocks+	—	10,275,948	—		10,275,948
Securities Held as Collateral for Securities on Loan	—	21,712,556	—		21,712,556
Unaffiliated Investment Company	13,834,603	—	—		13,834,603

Total Investment Securities	$21,140,070	$653,345,364	$—		$674,485,434

Other Financial Instruments:*
Forward Currency Contracts	—	1,450,495	—		1,450,495

Total Investments	$21,140,070	$654,795,859	$—		$675,935,929

AZL JPMorgan U.S. Equity Fund
Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks+	$498,440,028	$—	$—		$498,440,028
Securities Held as Collateral for Securities on Loan	—	6,032,948	—		6,032,948
Unaffiliated Investment Company	2,897,093	—	—		2,897,093

Total Investment Securities	$501,337,121	$6,032,948	$—		$507,370,069

Other Financial Instruments:*
Futures Contracts	15,863	—	—		15,863

Total Investments	$501,352,984	$6,032,948	$—		$507,385,932

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2014 (Unaudited)

AZL MFS Investors Trust Fund
Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles	$—	$1,522,329	$—	$1,522,329
Beverages	—	8,129,857	—	8,129,857
Chemicals	13,185,371	3,421,686	—	16,607,057
Food Products	6,407,964	4,639,537	—	11,047,501
Textiles, Apparel & Luxury Goods	6,324,253	3,980,293	—	10,304,546
All Other Common Stocks+	350,757,024	—	—	350,757,024
Unaffiliated Investment Company	3,237,125	—	—	3,237,125

Total Investment Securities	$379,911,737	$21,693,702	$—	$401,605,439

AZL MFS Mid Cap Value Fund
Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$1,178,585	$1,279,665	$—	$2,458,250
Chemicals	10,222,235	2,943,254	—	13,165,489
Commercial Services & Supplies	1,929,624	964,773	—	2,894,397
Diversified Telecommunication Services	3,275,488	770,249	—	4,045,737
Food Products	6,700,421	1,072,699	—	7,773,120
Metals & Mining	—	876,494	—	876,494
Real Estate Investment Trusts (REITs)	9,887,278	775,273	—	10,662,551
Trading Companies & Distributors	1,414,740	1,337,443	—	2,752,183
All Other Common Stocks+	185,920,066	—	—	185,920,066
Securities Held as Collateral for Securities on Loan	—	6,740,493	—	6,740,493
Unaffiliated Investment Company	4,064,298	—	—	4,064,298

Total Investment Securities	$224,592,735	$16,760,343	$—	$241,353,078

AZL MFS Value Fund
Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Beverages	$4,590,719	$8,029,110	$—	$12,619,829
Food Products	9,899,716	13,991,431	—	23,891,147
Pharmaceuticals	42,561,422	3,405,475	—	45,966,897
Tobacco	28,854,088	1,079,584	—	29,933,672
Wireless Telecommunication Services	—	3,489,978	—	3,489,978
All Other Common Stocks+	423,372,626	—	—	423,372,626
Convertible Preferred Stock	465,990	—	—	465,990
Securities Held as Collateral for Securities on Loan	—	458,934	—	458,934
Unaffiliated Investment Company	1,143,973	—	—	1,143,973

Total Investment Securities	$510,888,534	$30,454,512	$—	$541,343,046

AZL Mid Cap Index Fund
Common Stocks+	$492,166,588	$—	$—	$492,166,588
Securities Held as Collateral for Securities on Loan	—	7,556,069	—	7,556,069
Unaffiliated Investment Company	22,405,439	—	—	22,405,439

Total Investment Securities	$514,572,027	$7,556,069	$—	$522,128,096

Other Financial Instruments:*
Futures Contracts	91,809	—	—	91,809

Total Investments	$514,663,836	$7,556,069	$—	$522,219,905

AZL Money Market Fund
Certificates of Deposit+	$—	$337,458,531	$—	$337,458,531
Commercial Paper+	—	275,448,998	—	275,448,998
Municipal Bonds+	—	81,200,000	—	81,200,000
U.S. Treasury Obligations+	—	46,991,732	—	46,991,732
Yankee Dollar+	—	8,002,371	—	8,002,371
Unaffiliated Investment Company	1,840	—	—	1,840

Total Investment Securities	$1,840	$749,101,632	$—	$749,103,472

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2014 (Unaudited)

AZL Morgan Stanley Global Real Estate Fund
Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Diversified Real Estate Activities	$—	$33,613,308	$—	$33,613,308
Diversified REITs	8,736,828	11,728,195	—	20,465,023
Industrial REITs	3,158,860	3,081,568	—	6,240,428
Office REITs	6,747,421	5,695,107	—	12,442,528
Real Estate Development	—	3,120,283	— ^	3,120,283
Real Estate Management & Development	—	129,792	—	129,792
Real Estate Operating Companies	6,440,553	12,917,088	—	19,357,641
Residential REITs	18,141,737	100,063	—	18,241,800
Retail REITs	28,017,115	18,244,063	—	46,261,178
Specialized REITs	4,654,589	480,544	—	5,135,133
All Other Common Stocks+	17,786,283	—	—	17,786,283
Rights
Retail REITs	60,385	—	—	60,385
All Other Rights+	—	85,099	—	85,099
Securities Held as Collateral for Securities on Loan	—	1,060,203	—	1,060,203
Unaffiliated Investment Company	891,499	—	—	891,499

Total Investment Securities	$94,635,270	$90,255,313	$ — ^	$184,890,583

AZL Morgan Stanley Mid Cap Growth Fund
Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Commercial Services & Supplies	$4,464,243	$13,375,673	$—	$17,839,916
Internet & Catalog Retail	16,391,826	2,181,771	—	18,573,597
Professional Services	27,073,403	11,772,759	—	38,846,162
Textiles, Apparel & Luxury Goods	12,154,787	5,177,771	—	17,332,558
All Other Common Stocks+	396,957,173	—	—	396,957,173
Private Placements +	—	—	7,865,175	7,865,175
Securities Held as Collateral for Securities on Loan	—	35,175,725	—	35,175,725
Unaffiliated Investment Company	20,312,814	—	—	20,312,814

Total Investment Securities	$477,354,246	$67,683,699	$7,865,175	$552,903,120

AZL NFJ International Value Fund
Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles	$1,880,271	$2,725,830	$—	$4,606,101
Banks	12,694,107	12,974,559	—	25,668,666
Beverages	1,482,621	2,930,141	—	4,412,762
Chemicals	2,753,004	1,193,613	—	3,946,617
Commercial Services & Supplies	—	1,395,639	—	1,395,639
Construction Materials	—	420,564	—	420,564
Diversified Financial Services	—	1,599,358	—	1,599,358
Diversified Telecommunication Services	1,968,460	1,416,729	—	3,385,189
Electronic Equipment, Instruments & Components	—	3,129,741	—	3,129,741
Food & Staples Retailing	—	2,484,540	—	2,484,540
Food Products	—	2,851,359	—	2,851,359
Industrial Conglomerates	1,257,626	3,552,485	—	4,810,111
IT Services	—	1,986,259	—	1,986,259
Leisure Products	—	1,325,669	—	1,325,669
Machinery	—	1,350,629	—	1,350,629

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2014 (Unaudited)

Multi-Utilities	—	2,955,070	—	2,955,070
Oil, Gas & Consumable Fuels	14,889,384	3,164,575	—	18,053,959
Pharmaceuticals	8,526,945	3,124,223	—	11,651,168
Tobacco	—	2,915,282	—	2,915,282
Wireless Telecommunication Services	1,252,284	2,569,697	—	3,821,981
All Other Common Stocks+	41,121,945	—	—	41,121,945
Preferred Stock	—	3,419,695	—	3,419,695
Securities Held as Collateral for Securities on Loan	—	8,008,945	—	8,008,945
Unaffiliated Investment Company	4,194,958	—	—	4,194,958

Total Investment Securities	$92,021,605	$67,494,602	$—	$159,516,207

AZL Oppenheimer Discovery Fund
Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$324,939,573	$—	$—	$324,939,573
Securities Held as Collateral for Securities on Loan	—	10,501,872	—	10,501,872
Unaffiliated Investment Company	6,855,374	—	—	6,855,374

Total Investment Securities	$331,794,947	$10,501,872	$—	$342,296,819

AZL Pyramis Core Bond Fund
Investment Securities:	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$12,404,085	$—	$12,404,085
Collateralized Mortgage Obligations	—	43,656,403	—	43,656,403
Corporate Bonds+	—	116,805,239	—	116,805,239
Municipal Bonds#	—	20,775,131	—	20,775,131
U.S. Government Agency Mortgages	—	82,166,564	—	82,166,564
U.S. Treasury Obligations	—	75,070,854	—	75,070,854
Yankee Dollars+	—	31,763,346	—	31,763,346
Securities Held as Collateral for Securities on Loan	—	2,216,417	—	2,216,417
Unaffiliated Investment Company	11,926,294	—	—	11,926,294

Total Investment Securities	$11,926,294	$384,858,039	$—	$396,784,333

AZL Russell 1000 Growth Index Fund
Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$138,363,195	$—	$—	$138,363,195
Securities Held as Collateral for Securities on Loan	—	1,546,358	—	1,546,358
Unaffiliated Investment Company	2,498,638	—	—	2,498,638

Total Investment Securities	$140,861,833	$1,546,358	$—	$142,408,191

Other Financial Instruments:*
Futures Contracts	(2,554)	—	—	(2,554)

Total Investments	$140,859,279	$1,546,358	$—	$142,405,637

AZL Russell 1000 Value Index Fund
Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$202,109,869	$—	$—	$202,109,869
Securities Held as Collateral for Securities on Loan	—	1,710,735	—	1,710,735
Unaffiliated Investment Company	3,633,596	—	—	3,633,596

Total Investment Securities	$205,743,465	$1,710,735	$—	$207,454,200

Other Financial Instruments:*
Futures Contracts	13,718	—	—	13,718

Total Investments	$205,757,183	$1,710,735	$—	$207,467,918

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2014 (Unaudited)

AZL S&P 500 Index Fund
Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$1,565,868,999	$—	$—	$1,565,868,999
Securities Held as Collateral for Securities on Loan	—	8,625,384	—	8,625,384
Unaffiliated Investment Company	55,076,676	—	—	55,076,676

Total Investment Securities	$1,620,945,675	$8,625,384	$—	$1,629,571,059

Other Financial Instruments:*
Futures Contracts	147,791	—	—	147,791

Total Investments	$1,621,093,466	$8,625,384	$—	$1,629,718,850

AZL Schroder Emerging Markets Equity Fund
Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$13,766,298	$48,038,471	$—	$61,804,769
Beverages	5,762,750	616,529	—	6,379,279
Chemicals	1,240,453	6,418,400	—	7,658,853
Commercial Services & Supplies	681,947	—	—	681,947
Construction Materials	1,454,976	1,457,947	—	2,912,923
Diversified Consumer Services	753,503	—	—	753,503
Diversified Telecommunication Services	556,488	839,990	—	1,396,478
Food Products	731,181	—	—	731,181
Health Care Equipment & Supplies	1,808,924	—	—	1,808,924
Hotels, Restaurants & Leisure	2,379,007	1,772,310	—	4,151,317
IT Services	2,486,267	5,200,840	—	7,687,107
Machinery	897,763	2,850,923	—	3,748,686
Metals & Mining	4,581,244	—	—	4,581,244
Oil, Gas & Consumable Fuels	16,978,122	23,214,564	—	40,192,686
Real Estate Management & Development	1,174,469	6,082,850	—	7,257,319
Transportation Infrastructure	2,149,768	—	—	2,149,768
Wireless Telecommunication Services	1,730,487	10,152,469	—	11,882,956
All Other Common Stocks+	—	114,419,941	—	114,419,941
Preferred Stocks
Metals & Mining	953,670	—	—	953,670
Oil, Gas & Consumable Fuels	—	1,346,188	—	1,346,188
Securities Held as Collateral for Securities on Loan	—	4,364,659	—	4,364,659
Unaffiliated Investment Company	792,146	—	—	792,146

Total Investment Securities	$60,879,463	$226,776,081	$—	$287,655,544

AZL Small Cap Stock Index Fund
Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$379,813,924	$—	$—	$379,813,924
Right	—	—	—	—
Securities Held as Collateral for Securities on Loan	—	13,685,470	—	13,685,470
Unaffiliated Investment Company	2,881,345	—	—	2,881,345

Total Investment Securities	$382,695,269	$13,685,470	$—	$396,380,739

Other Financial Instruments:*
Futures Contracts	(12,504)	—	—	(12,504)

Total Investments	$382,682,765	$13,685,470	$—	$396,368,235

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2014 (Unaudited)

AZL T. Rowe Price Capital Appreciation Fund
Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Food Products	$9,991,440	$6,607,703	$—	$16,599,143
All Other Common Stocks+	343,317,278	—	—	343,317,278
Convertible Bond	—	867,331	—	867,331
Corporate Bonds+	—	60,402,418	—	60,402,418
Floating Rate Loans+	—	25,765,030	—	25,765,030
Foreign Bond+	—	1,102,349	—	1,102,349
Preferred Stocks+	1,491,416	—	—	1,491,416
Private Placements+	—	4,612,530	—	4,612,530
U.S. Treasury Obligations	—	43,748,384	—	43,748,384
Yankee Dollars+	—	16,689,023	—	16,689,023
Securities Held as Collateral for Securities on Loan	—	431,957	—	431,957
Unaffiliated Investment Company	64,611,678	—	—	64,611,678

Total Investment Securities	$419,411,812	$160,226,725	$—	$579,638,537

Other Financial Instruments:*
Written Options	107,917	—	—	107,917

Total Investments	$419,519,729	$—	$—	$579,746,454

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*	Other Financial Instruments would include any derivative instruments, such as futures contracts, written options, foreign currency contracts, and swaps. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
^	Represents interest in securities that were determined to have a value of zero at March 31, 2014.
#	For detailed state classification, see the accompanying Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2014 (Unaudited)

4. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trust’s Board of Trustees. Not all restricted securities are considered illiquid.

The illiquid restricted securities held by the Funds as of March 31, 2014 are identified below.

AZL BlackRock Capital Appreciation Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares	Fair Value	Percentage of Net Assets
Palantir Technologies, Inc.	2/11/14	$5,157,899	841,419	$5,157,899	0.77%

(a)	Acquisition date represents the initial purchase date of the security.

AZL BlackRock Global Allocation Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Delta Debtco, Ltd., 9.25%, 10/30/19	10/17/12	$562,435	$571,000	$594,554	0.09%
Delta Topco, Ltd.	5/2/12	379,997	615,711	370,289	0.05%
Delta Topco, Ltd., 10.00%, 11/24/60	5/2/12	518,956	559,983	554,954	0.08%
Inversiones Alsacia SA, 12.28%, 8/18/18, Callable 2/18/15 @ 104.00	2/1/12	346,498	370,503	283,435	0.04%
Mobileye N.V., Series F, Preferred Shares	8/15/13	426,443	12,219	426,443	0.06%
Palantir Technologies, Inc.	3/27/14	712,042	116,157	712,042	0.10%
Twitter, Inc.	12/27/12	669,581	39,416	1,747,568	0.25%
Uber Technologies, Inc.	3/20/14	1,063,120	1,063,120	1,063,120	0.16%
Dropbox, Inc.	1/28/14	1,827,985	95,700	1,827,985	0.27%
REI Agro, Ltd., Registered Shares, 17.28%, 11/13/14	2/7/12	300,000	400,000	223,500	0.03%
TFS Corp., Ltd., 11.88%, 7/15/18, Callable 7/15/15 @ 108.00	6/6/12	409,063	425,000	435,625	0.06%
Zeus (Cayman) II, Ltd., Registered Shares, 1.02%, 8/18/16+	1/25/12	19,100,000	20,000,000	305,087	0.05%

(a)	Acquisition date represents the initial purchase date of the security.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

AZL Franklin Templeton Founding Strategy Plus Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Dynegy Holdings, Inc., 7.50%, 6/1/15	10/1/12	—	410,000	—	—%
Dynegy Holdings, Inc., 8.38%, 5/1/16	10/1/12	—	50,000	—	—%
Dynegy Holdings, Inc., 7.75%, 6/1/19	10/1/12	—	170,000	—	—%
Tribune Co.	12/31/12	—	5,213	—	—%

(a)	Acquisition date represents the initial purchase date of the security.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2014 (Unaudited)

AZL Morgan Stanley Mid Cap Growth Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares	Fair Value	Percentage of Net Assets
Better Place LLC, Preferred	1/25/10	$2,046,081	818,433	$—	—%
Dropbox, Inc.	2/1/12	2,222,513	245,606	4,691,075	0.91%
Flipkart, Preferred	10/4/13	867,741	37,815	895,837	0.17%
Palantir Technologies, Inc., Series G	7/19/12	702,919	229,712	1,408,135	0.27%
Peixe Urbano, Inc.	12/2/11	1,101,072	33,446	40,470	0.01%

(a)	Acquisition date represents the initial purchase date of the security.

AZL Pyramis Core Bond Fund

Security	Acquisition Date(a)	Acquisition Cost	Principal Amount	Fair Value	Percentage of Net Assets
GS Mortgage Securities Trust, Series 2013-KY0, Class XB1, 3.25%, 11/8/29	2/15/13	$477,262	$9,100,000	$350,036	0.09%

(a)	Acquisition date represents the initial purchase date of the security.

AZL T. Rowe Price Capital Appreciation Fund

Security	Acquisition Date(a)	Acquisition Cost	Principal Amount	Fair Value	Percentage of Net Assets
NXP Funding BV/NXP Funding LLC, 3.75%, 6/1/18	12/2/13	$505,000	$500,000	$502,500	0.09%
SABMiller Holdings, Inc., 0.93%, 8/1/18	12/19/13	756,908	750,000	755,767	0.13%
SABMiller Holdings, Inc., 2.20%, 8/1/18	12/2/13	653,809	650,000	649,151	0.11%
Telesat Canada, 6.00%, 5/15/17, Callable 5/15/14 @ 103.00	12/6/13	553,544	530,000	548,550	0.10%
TRW Automotive, Inc., 4.50%, 3/1/21	12/2/13	258,963	250,000	256,875	0.05%
Unitymedia Hessen, 7.50%, 3/15/19, Callable 3/15/15 @ 103.75	12/12/13	1,082,657	1,000,000	1,085,000	0.19%
Unitymedia Hessen, 5.17%, 1/15/23, Callable 1/15/18 @ 102.75	2/18/14	245,813	250,000	255,000	0.05%
Univision Communications, Inc., 6.88%, 5/15/19, Callable 5/15/15 @ 103.44	12/11/13	242,438	725,000	779,375	0.14%

(a)	Acquisition date represents the initial purchase date of the security.

5. Investment Risks

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Funds. In the event these changes are adopted, or if there are changes in the tax treatment of the Funds’ direct and indirect investments in commodities, the Funds may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: Certain Funds may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, the Funds that invest in derivatives segregate cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trade may be subject to greater delays so that the Funds may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2014 (Unaudited)

Mortgage-Related and Other Asset-Backed Risk: Certain Funds may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Funds that hold mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Funds because the Funds will have to reinvest that money at the lower prevailing interest rates. If the Funds purchase mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Funds may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Funds as the holders of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Security Quality Risk (also known as “High Yield Risk”): Certain Funds may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Funds may lose the value of their entire investment.

6. Federal Tax Cost Information

At March 31, 2014, the cost and aggregate gross unrealized appreciation and depreciation of securities, for federal tax purposes were as follows:

Fund	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AZL BlackRock Capital Appreciation Fund	$549,944,318	$133,519,721	$(5,393,675)	$128,126,046
AZL BlackRock Global Allocation Fund	660,256,007	65,716,459	(13,452,184)	52,264,275
AZL Dreyfus Research Growth Fund	251,854,814	105,089,911	(1,072,525)	104,017,386
AZL Enhanced Bond Index Fund	986,891,789	5,889,641	(4,974,652)	914,989
AZL Federated Clover Small Value Fund	429,826,769	76,530,272	(6,001,126)	70,529,146
AZL Franklin Templeton Founding Strategy Plus Fund	682,442,920	106,097,833	(11,504,518)	94,593,315
AZL Gateway Fund	166,829,294	50,584,844	(2,832,884)	47,751,960
AZL International Index Fund	695,323,550	188,267,840	(28,260,193)	160,007,647
AZL Invesco Equity and Income Fund	978,435,531	209,362,468	(14,928,315)	194,434,153
AZL Invesco Growth and Income Fund	303,502,516	135,288,549	(5,652,411)	129,636,138
AZL Invesco International Equity Fund	443,770,270	165,171,794	(12,576,066)	152,595,728
AZL JPMorgan International Opportunities Fund	574,322,764	122,839,316	(22,676,646)	100,162,670
AZL JPMorgan U.S. Equity Fund	392,684,765	119,564,493	(4,879,189)	114,685,304
AZL MFS Investors Trust Fund	267,256,716	136,456,127	(2,107,404)	134,348,723
AZL MFS Mid Cap Value Fund	223,093,821	20,504,837	(2,245,580)	18,259,257
AZL MFS Value Fund	401,079,603	146,120,656	(5,857,213)	140,263,443
AZL Mid Cap Index Fund	383,878,647	144,850,036	(6,600,587)	138,249,449
AZL Money Market Fund	749,103,472	—	—	—
AZL Morgan Stanley Global Real Estate Fund	147,182,314	51,771,910	(14,063,641)	37,708,269
AZL Morgan Stanley Mid Cap Growth Fund	415,178,630	153,582,934	(15,858,444)	137,724,490
AZL NFJ International Value Fund	139,719,182	26,819,365	(7,022,340)	19,797,025
AZL Oppenheimer Discovery Fund	265,669,437	79,832,944	(3,205,562)	76,627,382
AZL Pyramis Core Bond Fund	396,229,070	3,690,261	(3,134,998)	555,263
AZL Russell 1000 Growth Index Fund	88,664,707	54,464,157	(720,673)	53,743,484
AZL Russell 1000 Value Index Fund	146,195,617	63,081,814	(1,823,231)	61,258,583
AZL S&P 500 Index Fund	1,082,254,077	567,647,335	(20,330,353)	547,316,982
AZL Schroder Emerging Markets Equity Fund	238,904,820	56,361,954	(7,611,230)	48,750,724
AZL Small Cap Stock Index Fund	271,275,527	140,004,134	(14,898,922)	125,105,212
AZL T. Rowe Price Capital Appreciation Fund	548,819,635	34,645,806	(3,826,904)	30,818,902

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date	May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date	May 27, 2014

By (Signature and Title)	/s/ Ty Edwards
Ty Edwards, Treasurer

Date	May 27, 2014